                    STATEMENT OF ADDITIONAL INFORMATION FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                FORM P1154 4/00

                                  ISSUED BY:
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                       TELEPHONE NUMBER: (800) 352-9910

--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2014, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.

For a free copy of the prospectus:

Call:      (800) 352-9910

Or write:  Genworth Life and Annuity Insurance Company
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative

The date of this Statement of Additional Information is May 1, 2014.

TABLE OF CONTENTS

THE COMPANY........................................................................................................... B-3

THE SEPARATE ACCOUNT.................................................................................................. B-3

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT.................................................................... B-3

THE CONTRACTS......................................................................................................... B-3
   Transfer of Annuity Units.......................................................................................... B-3
   Net Investment Factor.............................................................................................. B-4

TERMINATION OF PARTICIPATION AGREEMENTS............................................................................... B-4

CALCULATION OF PERFORMANCE DATA....................................................................................... B-5
   Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund and the Dreyfus Variable
     Investment Fund -- Money Market Portfolio........................................................................ B-5
   Other Subaccounts.................................................................................................. B-6
   Other Performance Data............................................................................................. B-7

TAX MATTERS........................................................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company............................................................ B-7
   IRS Required Distributions......................................................................................... B-7

GENERAL PROVISIONS.................................................................................................... B-8
   Using the Contracts as Collateral.................................................................................. B-8
   The Beneficiary.................................................................................................... B-8
   Non-Participating.................................................................................................. B-8
   Misstatement of Age or Gender...................................................................................... B-8
   Incontestability................................................................................................... B-8
   Statement of Values................................................................................................ B-8
   Trust as Owner or Beneficiary...................................................................................... B-8
   Written Notice..................................................................................................... B-8

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS......................................................... B-9

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY............................................................. B-9

EXPERTS............................................................................................................... B-9

FINANCIAL STATEMENTS.................................................................................................. B-9

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC. We are an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

We are one of a number of subsidiaries of Genworth, a leading financial services company dedicated to providing insurance, wealth management, investment and financial solutions to our customers, with a presence in more than 25 countries. We operate through two segments: (i) U.S. Life Insurance and
(ii) Runoff.

  . U.S. LIFE INSURANCE. Our U.S. Life Insurance segment includes products that are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines in our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities for the retirement market.

  . RUNOFF. Our Runoff segment includes the results of non-strategic products that are no longer sold. Our non-strategic products include our variable annuity, variable life insurance, group variable annuities offered through retirement plans and other products. Our other products include our institutional and corporate-owned life insurance products. Institutional products consist of: funding agreements, funding agreement backed notes ("FABNs") and guaranteed investment contracts ("GICs"). Most of our variable annuities include a guaranteed minimum death benefit ("GMDB"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWB") and certain types of guaranteed annuitization benefits. In January 2011, we discontinued new sales of retail and group variable annuities. On May 1, 2008, we discontinued the sales of variable life insurance policies. We continue to service existing policies.

We also have Corporate and Other activities, which include other corporate income and expenses not allocated to the segments.

We do business in all states, except New York, the District of Columbia and Bermuda.

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

THE SEPARATE ACCOUNT

In accordance with the board resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

THE CONTRACTS

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) MINUS (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; PLUS

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; MINUS

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; MINUS

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS). This agreement may be terminated by the parties upon six months' advance written notice.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. This agreement may be terminated by the parties upon six months' advance written notice.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. This agreement may be terminated by the parties upon 180 days' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BLACKROCK VARIABLE SERIES FUNDS, INC. This agreement may be terminated by the parties upon 60 days' advance written notice.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I. This agreement may be terminated by the parties upon 60 days' advance written notice.

DREYFUS. This agreement may be terminated by the parties upon 180 days' advance written notice.

DWS VARIABLE SERIES II. The agreement may be terminated by the parties upon three months' advance written notice.

EATON VANCE VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

FEDERATED INSURANCE SERIES. This agreement may be terminated by the parties upon 180 days' advance written notice.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND. These agreements provide for termination upon 90 days', advance notice by either party.

FRANKLIN TEMPLETON VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter period of time is agreed upon by the parties.

GE INVESTMENTS FUNDS, INC. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

GOLDMAN SACHS VARIABLE INSURANCE TRUST. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

JANUS ASPEN SERIES. This agreement may be terminated by the parties upon six months' advance written notice.

JPMORGAN INSURANCE TRUST. This agreement may be terminated by the parties upon 180 days' notice unless a shorter time is agreed to by the parties.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST. The agreement may be terminated by the parties upon one year advance written notice.

MFS(R) VARIABLE INSURANCE TRUST AND MFS(R) VARIABLE INSURANCE TRUST II. This agreement may be terminated by the parties upon six months' advance written notice.

OPPENHEIMER VARIABLE ACCOUNT FUNDS. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

THE PRUDENTIAL SERIES FUND. This agreement may be terminated by the parties upon 60 days' advance written notice.

RYDEX VARIABLE TRUST. This agreement may be terminated by the parties on six months' advance written notice.

WELLS FARGO VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

CALCULATION OF PERFORMANCE DATA

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Goldman Sachs Variable Insurance Trust -- Money Market Fund's or the Dreyfus Variable Investment Fund -- Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Goldman Sachs Variable Insurance Trust -- Money Market Fund or Dreyfus Variable Investment Fund -- Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio or will be lower than the yield for the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

Goldman Sachs Variable Insurance Trust -- Money Market Fund

Current Yield: -1.55% as of December 31, 2013
Effective Yield: -1.54% as of December 31, 2013

Dreyfus Variable Investment Fund -- Money Market Portfolio

Current Yield: -1.56% as of December 31, 2013
Effective Yield: -1.55% as of December 31, 2013

PAST PERFORMANCE IS NOT A GUARANTEE OR PROJECTION OF FUTURE RESULTS.

Other Subaccounts

STANDARDIZED TOTAL RETURN. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

   (2) The annual contract charge is $30 deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.30% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of six years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the maximum charges for the Guaranteed Minimum Withdrawal

       Benefit for Life Rider (equal to an annual effective rate of 2.00% of the daily net assets in the Separate Account).

   (5) Standardized total return considers the charges for the Earnings Protector Death Benefit Rider Option (equal to an annualized rate of 0.30% of your Contract Value deducted on your contract anniversary).

   (6) Standardized total return considers the charge for the Annual Step-Up Death Benefit Rider Option (equal to an annualized rate of 0.20% of your Contract Value deducted on your contract anniversary).

   (7) Standardized total return does not reflect the deduction of any premium taxes.

   (8) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N-/1

where:

TR   =   the average annual total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P)-1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

   The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

GENERAL PROVISIONS

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia, Bermuda, and all states, except New York.

EXPERTS

The consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2013 and 2012, and for each of the years in the three-year period ended December 31, 2013, and the financial statements of the Subaccounts which comprise the Separate Account as of December 31, 2013 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The business address for KPMG LLP is 1021 East Cary Street, Suite 2000, Richmond, Virginia 23219.

FINANCIAL STATEMENTS

The Statement of Additional Information contains the consolidated financial statements of the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and financial statements of the Separate Account. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             FINANCIAL STATEMENTS

                         YEAR ENDED DECEMBER 31, 2013

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Table of Contents

                         Year ended December 31, 2013

                                                                            PAGE
                                                                            ----
Report of Independent Registered Public Accounting Firm....................  F-1

Statements of Assets and Liabilities.......................................  F-3

Statements of Operations................................................... F-18

Statements of Changes in Net Assets........................................ F-33

Notes to Financial Statements.............................................. F-62

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Contract Owners
Genworth Life & Annuity VA Separate Account 1 and
The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying statements of assets and liabilities of Genworth Life & Annuity VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. American Franchise Fund -- Series I shares, Invesco V.I. American Franchise Fund -- Series II shares, Invesco V.I. Comstock Fund -- Series II shares, Invesco V.I. Core Equity Fund -- Series I shares, Invesco V.I. Equity and Income Fund -- Series II shares, Invesco V.I. Global Real Estate Fund --
Series II shares, Invesco V.I. Government Securities Fund -- Series I shares, Invesco V.I. International Growth Fund -- Series II shares, Invesco V.I. Mid Cap Growth Fund -- Series I shares, Invesco V.I. Technology Fund -- Series I shares, Invesco V.I. Utilities Fund -- Series I shares, Invesco V.I. Value Opportunities Fund -- Series II shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B, AllianceBernstein Global Thematic Growth Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra(R) Fund -- Class I, VP Value Fund -- Class I; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III Shares, BlackRock Global Allocation V.I. Fund -- Class III Shares, BlackRock Large Cap Growth V.I. Fund --
Class III Shares, BlackRock Value Opportunities V.I. Fund -- Class III Shares; Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1, Columbia Variable Portfolio -- Marsico International Opportunities Fund -- Class 2; DWS Variable Series I -- DWS Capital Growth VIP -- Class B Shares; DWS Variable Series II -- DWS Large Cap Value VIP -- Class B Shares, DWS Small Mid Cap Value VIP -- Class B Shares; Dreyfus -- Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund; Federated Insurance Series -- Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares, Federated Managed Tail Risk Fund II -- Primary Shares, Federated Managed Volatility
Fund II; Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/ Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Opportunities Portfolio -- Service Class 2, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Growth Stock Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Initial Class, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 1 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Bond Securities Fund -- Class 1 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Core Value Equity Fund -- Class 1 Shares, Income Fund -- Class 1 Shares, Premier Growth Equity Fund -- Class 1 Shares, Real Estate Securities Fund -- Class 1 Shares, S&P 500(R) Index Fund, Small-Cap Equity Fund -- Class 1 Shares, Total Return Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares, U.S. Equity Fund -- Class 1 Shares; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Large Cap Value Fund -- Institutional Shares, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Money Market Fund -- Service Shares; JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio -- Class 1, JPMorgan Insurance Trust Equity Index Portfolio -- Class 1, JPMorgan Insurance Trust International Equity Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1, JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1, JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1, JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1, JPMorgan Insurance Trust U.S. Equity Portfolio --
Class 1; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio --

Service Shares, Enterprise Portfolio -- Institutional Shares, Enterprise Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Research Portfolio -- Institutional Shares, Global Research Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, Janus Portfolio -- Institutional Shares, Janus Portfolio -- Service Shares, Overseas Portfolio -- Institutional Shares, Overseas Portfolio -- Service Shares; Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Aggressive Growth Portfolio -- Class II, ClearBridgeVariable All CapValue Portfolio -- Class I, ClearBridge Variable Equity Income Portfolio -- Class I, ClearBridge Variable Equity Income Portfolio -- Class II, ClearBridge Variable Large Cap Value Portfolio -- Class I; Legg Mason Partners Variable Income Trust -- Western Asset Variable Strategic Bond Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; MFS(R) Variable Insurance Trust II -- MFS(R) Strategic Income Portfolio -- Service Class Shares; Oppenheimer Variable Account Funds -- Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Capital Income Fund/VA -- Non-Service Shares, Oppenheimer Capital Income Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA -- Non-Service Shares, Oppenheimer Discovery Mid Cap Growth Fund/VA -- Non-Service Shares, Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares, Oppenheimer Global Fund/VA -- Service Shares, Oppenheimer Global Strategic Income Fund/VA -- Non-Service Shares, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; Rydex Variable Trust -- NASDAQ -- 100(R) Fund; The Alger Portfolios -- Alger Large Cap Growth Portfolio --
Class I-2 Shares, Alger Small Cap Growth Portfolio -- Class I-2 Shares; The Prudential Series Fund -- Jennison 20/20 Focus Portfolio -- Class II Shares, Jennison Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II Shares, SP International Growth Portfolio -- Class II Shares, SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares; Wells Fargo Variable Trust -- Wells Fargo Advantage VT Omega Growth Fund -- Class 2) as of December 31, 2013, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the underlying mutual funds or their transfer agent. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life & Annuity VA Separate
Account 1 as of December 31, 2013, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond,Virginia
April 10, 2014

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      Statement of Assets and Liabilities

                            As of December 31, 2013

                                                                                         AIM VARIABLE INSURANCE FUNDS
                                                                                      (INVESCO VARIABLE INSURANCE FUNDS)
                                             -----------------------------------------------------------------------------
                                             INVESCO V.I. INVESCO V.I.              INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                               AMERICAN     AMERICAN   INVESCO V.I.     CORE      EQUITY AND  GLOBAL REAL
                                              FRANCHISE    FRANCHISE     COMSTOCK      EQUITY       INCOME       ESTATE
                                               FUND --      FUND --      FUND --      FUND --      FUND --      FUND --
                               CONSOLIDATED    SERIES I    SERIES II    SERIES II     SERIES I    SERIES II    SERIES II
                                  TOTAL         SHARES       SHARES       SHARES       SHARES       SHARES       SHARES
                              -------------- ------------ ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............ $7,902,644,539  8,939,390    6,631,239    41,530,062   11,401,784   21,554,389    660,037
Dividend receivable..........      2,171,712         --           --            --           --           --         --
Receivable for units sold....        166,044         --           --           518          482           --         --
                              --------------  ---------    ---------    ----------   ----------   ----------    -------
       Total assets..........  7,904,982,295  8,939,390    6,631,239    41,530,580   11,402,266   21,554,389    660,037
                              --------------  ---------    ---------    ----------   ----------   ----------    -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        365,083        378          276         1,806          486        1,130         34
Payable for units
  withdrawn..................      2,911,344      3,395        2,637            --           --        1,252         46
                              --------------  ---------    ---------    ----------   ----------   ----------    -------
       Total liabilities.....      3,276,427      3,773        2,913         1,806          486        2,382         80
                              --------------  ---------    ---------    ----------   ----------   ----------    -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  7,563,472,831  8,935,617    6,628,326    41,505,208   11,401,780   20,767,096    504,610
   Variable annuity
     contract owners in
     the annuitization
     period..................    338,233,037         --           --        23,566           --      784,911    155,347
                              --------------  ---------    ---------    ----------   ----------   ----------    -------
       Net assets............ $7,901,705,868  8,935,617    6,628,326    41,528,774   11,401,780   21,552,007    659,957
                              ==============  =========    =========    ==========   ==========   ==========    =======
Investments in
  securities at cost......... $6,745,894,178  6,650,024    3,470,520    28,084,254    7,550,673   17,017,293    664,019
                              ==============  =========    =========    ==========   ==========   ==========    =======
Shares outstanding...........                   176,563      133,748     2,348,985      296,690    1,163,844     44,298
                                              =========    =========    ==========   ==========   ==========    =======


                              ----------------------------------------
                              INVESCO V.I. INVESCO V.I.  INVESCO V.I.
                               GOVERNMENT  INTERNATIONAL   MID CAP
                               SECURITIES     GROWTH        GROWTH
                                FUND --       FUND --      FUND --
                                SERIES I     SERIES II     SERIES I
                                 SHARES       SHARES        SHARES
                              ------------ ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............    3,927      59,426,139        --
Dividend receivable..........       --              --        --
Receivable for units sold....       --              --        --
                                 -----      ----------        --
       Total assets..........    3,927      59,426,139        --
                                 -----      ----------        --
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       --           2,740        --
Payable for units
  withdrawn..................        1          13,433        --
                                 -----      ----------        --
       Total liabilities.....        1          16,173        --
                                 -----      ----------        --
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    3,926      57,293,175        --
   Variable annuity
     contract owners in
     the annuitization
     period..................       --       2,116,791        --
                                 -----      ----------        --
       Net assets............    3,926      59,409,966        --
                                 =====      ==========        ==
Investments in
  securities at cost.........    4,056      45,768,779        --
                                 =====      ==========        ==
Shares outstanding...........      337       1,703,731        --
                                 =====      ==========        ==


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            As of December 31, 2013

                               AIM VARIABLE INSURANCE FUNDS
                            (INVESCO VARIABLE INSURANCE FUNDS)
                                        (CONTINUED)
                          --------------------------------------- -----------------
                                                    INVESCO V.I.
                          INVESCO V.I. INVESCO V.I.     VALUE     ALLIANCEBERNSTEIN
                           TECHNOLOGY   UTILITIES   OPPORTUNITIES  BALANCED WEALTH
                            FUND --      FUND --       FUND --        STRATEGY
                            SERIES I     SERIES I     SERIES II     PORTFOLIO --
                             SHARES       SHARES       SHARES          CLASS B
                          ------------ ------------ ------------- -----------------
ASSETS:
Investments at fair
 value (note 2b).........    $1,605       1,050       8,394,853      19,733,321
Dividend receivable......        --          --              --              --
Receivable for units sold        --          --           1,527              --
                             ------       -----       ---------      ----------
    Total assets.........     1,605       1,050       8,396,380      19,733,321
                             ------       -----       ---------      ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        --          --             364             966
Payable for units
 withdrawn...............        --           1              --          24,096
                             ------       -----       ---------      ----------
    Total liabilities....        --           1             364          25,062
                             ------       -----       ---------      ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     1,605       1,049       8,396,016      17,856,325
 Variable annuity
   contract owners in
   the annuitization
   period................        --          --              --       1,851,934
                             ------       -----       ---------      ----------
    Net assets...........    $1,605       1,049       8,396,016      19,708,259
                             ======       =====       =========      ==========
Investments in
 securities at cost......    $1,045       1,113       7,185,159      15,886,778
                             ======       =====       =========      ==========
Shares outstanding.......        83          62         901,703       1,445,665
                             ======       =====       =========      ==========


                                    ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                          ------------------------------------------------------------------------------------------

                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                           GLOBAL THEMATIC     GROWTH AND       INTERNATIONAL       LARGE CAP         SMALL CAP
                               GROWTH            INCOME             VALUE            GROWTH            GROWTH
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                               CLASS B           CLASS B           CLASS B           CLASS B           CLASS B
                          ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS:
Investments at fair
 value (note 2b).........     3,939,201        58,010,818        57,281,922        13,133,924        21,469,891
Dividend receivable......            --                --                --                --                --
Receivable for units sold            92             4,441                --             1,297                --
                              ---------        ----------        ----------        ----------        ----------
    Total assets.........     3,939,293        58,015,259        57,281,922        13,135,221        21,469,891
                              ---------        ----------        ----------        ----------        ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..           166             2,448             2,667               562               894
Payable for units
 withdrawn...............            --                --            29,558                --            16,329
                              ---------        ----------        ----------        ----------        ----------
    Total liabilities....           166             2,448            32,225               562            17,223
                              ---------        ----------        ----------        ----------        ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     3,939,127        57,881,587        55,116,120        13,134,659        21,452,668
 Variable annuity
   contract owners in
   the annuitization
   period................            --           131,224         2,133,577                --                --
                              ---------        ----------        ----------        ----------        ----------
    Net assets...........     3,939,127        58,012,811        57,249,697        13,134,659        21,452,668
                              =========        ==========        ==========        ==========        ==========
Investments in
 securities at cost......     3,093,852        41,743,775        51,623,228         7,726,326        17,622,180
                              =========        ==========        ==========        ==========        ==========
Shares outstanding.......       195,203         2,110,252         3,854,773           315,568           952,524
                              =========        ==========        ==========        ==========        ==========

                           AMERICAN CENTURY
                               VARIABLE
                          PORTFOLIOS II, INC.
                          -------------------


                             VP INFLATION
                              PROTECTION
                                FUND --
                               CLASS II
                          -------------------
ASSETS:
Investments at fair
 value (note 2b).........     76,249,921
Dividend receivable......             --
Receivable for units sold          5,049
                              ----------
    Total assets.........     76,254,970
                              ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..          3,617
Payable for units
 withdrawn...............             --
                              ----------
    Total liabilities....          3,617
                              ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     72,632,328
 Variable annuity
   contract owners in
   the annuitization
   period................      3,619,025
                              ----------
    Net assets...........     76,251,353
                              ==========
Investments in
 securities at cost......     81,167,503
                              ==========
Shares outstanding.......      7,296,643
                              ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            As of December 31, 2013

                                AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
                              ----------------------------------------------




                              VP INCOME &      VP
                                GROWTH    INTERNATIONAL VP ULTRA(R) VP VALUE
                                FUND --      FUND --      FUND --   FUND --
                                CLASS I      CLASS I      CLASS I   CLASS I
                              ----------- ------------- ----------- --------
ASSETS:
Investments at fair
  value (note 2b)............   $90,830      953,027      58,472     95,658
Dividend receivable..........        --           --          --         --
Receivable for units sold....        --           --          --         --
                                -------      -------      ------     ------
       Total assets..........    90,830      953,027      58,472     95,658
                                -------      -------      ------     ------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         4           46           3          3
Payable for units
  withdrawn..................        --          125          --         --
                                -------      -------      ------     ------
       Total liabilities.....         4          171           3          3
                                -------      -------      ------     ------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    90,826      794,733      58,469     95,655
   Variable annuity
     contract owners in
     the annuitization
     period..................        --      158,123          --         --
                                -------      -------      ------     ------
       Net assets............   $90,826      952,856      58,469     95,655
                                =======      =======      ======     ======
Investments in
  securities at cost.........   $64,350      746,627      35,907     75,872
                                =======      =======      ======     ======
Shares outstanding...........     9,905       88,736       3,972     11,320
                                =======      =======      ======     ======

                                      BLACKROCK VARIABLE SERIES FUNDS, INC.          COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
                              ------------------------------------------------------ -----------------------------------------
                                                                                                            COLUMBIA
                                               BLACKROCK                               COLUMBIA             VARIABLE
                                                 GLOBAL     BLACKROCK    BLACKROCK     VARIABLE           PORTFOLIO --
                                 BLACKROCK     ALLOCATION   LARGE CAP      VALUE     PORTFOLIO --            MARSICO
                              BASIC VALUE V.I.    V.I.     GROWTH V.I. OPPORTUNITIES   MARSICO            INTERNATIONAL
                                  FUND --       FUND --      FUND --   V.I. FUND --     GROWTH            OPPORTUNITIES
                                 CLASS III     CLASS III    CLASS III    CLASS III     FUND --               FUND --
                                   SHARES        SHARES      SHARES       SHARES       CLASS 1               CLASS 2
                              ---------------- ----------- ----------- ------------- ------------         -------------
ASSETS:
Investments at fair
  value (note 2b)............    13,503,087    426,934,653  4,207,527    7,671,176    28,017,320           52,675,110
Dividend receivable..........            --             --         --           --            --                   --
Receivable for units sold....            --             --         --           --           722                   --
                                 ----------    -----------  ---------    ---------    ----------           ----------
       Total assets..........    13,503,087    426,934,653  4,207,527    7,671,176    28,018,042           52,675,110
                                 ----------    -----------  ---------    ---------    ----------           ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....           577         21,631        178          330         1,188                2,398
Payable for units
  withdrawn..................         1,554        118,293          1          363            --                6,428
                                 ----------    -----------  ---------    ---------    ----------           ----------
       Total liabilities.....         2,131        139,924        179          693         1,188                8,826
                                 ----------    -----------  ---------    ---------    ----------           ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    13,500,956    398,071,448  4,207,348    7,661,306    28,016,854           51,261,319
   Variable annuity
     contract owners in
     the annuitization
     period..................            --     28,723,281         --        9,177            --            1,404,965
                                 ----------    -----------  ---------    ---------    ----------           ----------
       Net assets............    13,500,956    426,794,729  4,207,348    7,670,483    28,016,854           52,666,284
                                 ==========    ===========  =========    =========    ==========           ==========
Investments in
  securities at cost.........     9,849,879    377,901,424  3,437,064    5,205,048    17,212,171           43,610,114
                                 ==========    ===========  =========    =========    ==========           ==========
Shares outstanding...........       778,276     27,402,738    297,562      340,941       932,978            2,838,099
                                 ==========    ===========  =========    =========    ==========           ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            As of December 31, 2013

                                  DWS
                               VARIABLE                                                                       EATON VANCE
                               SERIES I   DWS VARIABLE SERIES II                  DREYFUS                    VARIABLE TRUST
                              ----------- ---------------------- ------------------------------------------ ----------------
                                             DWS         DWS        DREYFUS       DREYFUS     THE DREYFUS
                              DWS CAPITAL   LARGE     SMALL MID    INVESTMENT     VARIABLE      SOCIALLY
                                GROWTH    CAP VALUE   CAP VALUE    PORTFOLIOS    INVESTMENT   RESPONSIBLE
                                VIP --     VIP --      VIP --     MIDCAP STOCK    FUND --        GROWTH
                                CLASS B    CLASS B     CLASS B    PORTFOLIO --  MONEY MARKET FUND, INC. --  VT FLOATING-RATE
                                SHARES     SHARES      SHARES    INITIAL SHARES  PORTFOLIO   INITIAL SHARES   INCOME FUND
                              ----------- ---------   ---------  -------------- ------------ -------------- ----------------
ASSETS:
Investments at fair
  value (note 2b)............   $8,099     81,017      43,898       105,271       986,254      5,075,654       79,436,722
Dividend receivable..........       --         --          --            --            --             --          264,250
Receivable for units sold....       --         --          --            --            --              9               --
                                ------     ------      ------       -------       -------      ---------       ----------
       Total assets..........    8,099     81,017      43,898       105,271       986,254      5,075,663       79,700,972
                                ------     ------      ------       -------       -------      ---------       ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       --          4           2             4           143            210            3,680
Payable for units
  withdrawn..................        1         --          --            --             1             --            1,969
                                ------     ------      ------       -------       -------      ---------       ----------
       Total liabilities.....        1          4           2             4           144            210            5,649
                                ------     ------      ------       -------       -------      ---------       ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    8,098     81,013      43,896       105,267       986,110      5,075,453       76,752,245
   Variable annuity
     contract owners in
     the annuitization
     period..................       --         --          --            --            --             --        2,943,078
                                ------     ------      ------       -------       -------      ---------       ----------
       Net assets............   $8,098     81,013      43,896       105,267       986,110      5,075,453       79,695,323
                                ======     ======      ======       =======       =======      =========       ==========
Investments in
  securities at cost.........   $5,961     63,394      33,033        78,460       986,166      3,353,495       79,230,429
                                ======     ======      ======       =======       =======      =========       ==========
Shares outstanding...........      286      5,067       2,572         5,044       986,254        115,146        8,423,831
                                ======     ======      ======       =======       =======      =========       ==========


                                       FEDERATED INSURANCE SERIES
                              --------------------------------------------

                              FEDERATED HIGH
                               INCOME BOND   FEDERATED HIGH   FEDERATED
                                FUND II --    INCOME BOND      KAUFMANN
                                 PRIMARY       FUND II --     FUND II --
                                  SHARES     SERVICE SHARES SERVICE SHARES
                              -------------- -------------- --------------
ASSETS:
Investments at fair
  value (note 2b)............   20,161,030     31,012,117     24,187,413
Dividend receivable..........           --             --             --
Receivable for units sold....           --            151          4,390
                                ----------     ----------     ----------
       Total assets..........   20,161,030     31,012,268     24,191,803
                                ----------     ----------     ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....          807          1,297          1,014
Payable for units
  withdrawn..................       21,011             --             --
                                ----------     ----------     ----------
       Total liabilities.....       21,818          1,297          1,014
                                ----------     ----------     ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   20,139,212     30,960,867     24,190,789
   Variable annuity
     contract owners in
     the annuitization
     period..................           --         50,104             --
                                ----------     ----------     ----------
       Net assets............   20,139,212     31,010,971     24,190,789
                                ==========     ==========     ==========
Investments in
  securities at cost.........   18,909,311     29,034,805     17,183,493
                                ==========     ==========     ==========
Shares outstanding...........    2,819,725      4,361,761      1,287,935
                                ==========     ==========     ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            As of December 31, 2013

                               FEDERATED INSURANCE
                               SERIES (CONTINUED)
                              --------------------- --------------------------
                              FEDERATED
                               MANAGED                             VIP ASSET
                              TAIL RISK  FEDERATED    VIP ASSET   MANAGER/SM/
                              FUND II --  MANAGED    MANAGER/SM/  PORTFOLIO --
                               PRIMARY   VOLATILITY PORTFOLIO --    SERVICE
                                SHARES    FUND II   INITIAL CLASS   CLASS 2
                              ---------- ---------- ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............ $9,017,517 9,574,767   60,588,636    12,521,684
Dividend receivable..........         --        --           --            --
Receivable for units sold....        462        --           --            --
                              ---------- ---------   ----------    ----------
       Total assets..........  9,017,979 9,574,767   60,588,636    12,521,684
                              ---------- ---------   ----------    ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        359       376        2,033           624
Payable for units
  withdrawn..................         --       646        2,844            --
                              ---------- ---------   ----------    ----------
       Total liabilities.....        359     1,022        4,877           624
                              ---------- ---------   ----------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  9,010,939 9,512,386   60,459,485    12,424,674
   Variable annuity
     contract owners in
     the annuitization
     period..................      6,681    61,359      124,274        96,386
                              ---------- ---------   ----------    ----------
       Net assets............ $9,017,620 9,573,745   60,583,759    12,521,060
                              ========== =========   ==========    ==========
Investments in
  securities at cost......... $7,594,641 7,814,538   51,181,272    10,419,954
                              ========== =========   ==========    ==========
Shares outstanding...........  1,277,269   847,325    3,514,422       739,179
                              ========== =========   ==========    ==========

                                   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                              ---------------------------------------------------------------------------------
                                                                       VIP DYNAMIC                    VIP
                                  VIP                         VIP        CAPITAL         VIP        EQUITY-
                                BALANCED        VIP      CONTRAFUND(R) APPRECIATION    EQUITY-       INCOME
                              PORTFOLIO -- CONTRAFUND(R) PORTFOLIO --  PORTFOLIO --    INCOME     PORTFOLIO --
                                SERVICE    PORTFOLIO --     SERVICE      SERVICE    PORTFOLIO --    SERVICE
                                CLASS 2    INITIAL CLASS    CLASS 2      CLASS 2    INITIAL CLASS   CLASS 2
                              ------------ ------------- ------------- ------------ ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............  81,696,613   136,636,163   290,576,591   2,704,271    111,522,822  148,985,659
Dividend receivable..........          --            --            --          --             --           --
Receivable for units sold....          --            --            --          --             --       10,070
                               ----------   -----------   -----------   ---------    -----------  -----------
       Total assets..........  81,696,613   136,636,163   290,576,591   2,704,271    111,522,822  148,995,729
                               ----------   -----------   -----------   ---------    -----------  -----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       4,177         5,346        13,198         114          4,218        6,765
Payable for units
  withdrawn..................      13,679         8,461        45,972         477         18,518           --
                               ----------   -----------   -----------   ---------    -----------  -----------
       Total liabilities.....      17,856        13,807        59,170         591         22,736        6,765
                               ----------   -----------   -----------   ---------    -----------  -----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  77,347,160   136,475,655   281,195,361   2,703,680    111,300,406  144,666,250
   Variable annuity
     contract owners in
     the annuitization
     period..................   4,331,597       146,701     9,322,060          --        199,680    4,322,714
                               ----------   -----------   -----------   ---------    -----------  -----------
       Net assets............  81,678,757   136,622,356   290,517,421   2,703,680    111,500,086  148,988,964
                               ==========   ===========   ===========   =========    ===========  ===========
Investments in
  securities at cost.........  69,399,410    97,373,346   211,282,168   1,973,461    101,339,079  130,298,611
                               ==========   ===========   ===========   =========    ===========  ===========
Shares outstanding...........   4,676,395     3,977,763     8,604,578     216,342      4,788,442    6,511,611
                               ==========   ===========   ===========   =========    ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            As of December 31, 2013

                                          FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                              --------------------------------------------------------------------------------- ------------
                                                VIP                         VIP                                     VIP
                                   VIP        GROWTH &        VIP         GROWTH                       VIP         GROWTH
                                GROWTH &       INCOME       GROWTH     OPPORTUNITIES      VIP         GROWTH       STOCK
                                 INCOME     PORTFOLIO -- OPPORTUNITIES PORTFOLIO --     GROWTH     PORTFOLIO -- PORTFOLIO --
                              PORTFOLIO --    SERVICE    PORTFOLIO --     SERVICE    PORTFOLIO --    SERVICE      SERVICE
                              INITIAL CLASS   CLASS 2    INITIAL CLASS    CLASS 2    INITIAL CLASS   CLASS 2      CLASS 2
                              ------------- ------------ ------------- ------------- ------------- ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............  $26,540,198   19,498,888   11,845,925    30,653,984    69,588,935    25,283,972   40,583,163
Dividend receivable..........           --           --           --            --            --            --           --
Receivable for units sold....           --           --           --            --            --            --           --
                               -----------   ----------   ----------    ----------    ----------    ----------   ----------
       Total assets..........   26,540,198   19,498,888   11,845,925    30,653,984    69,588,935    25,283,972   40,583,163
                               -----------   ----------   ----------    ----------    ----------    ----------   ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        1,047          830          469         1,440         2,577         1,071        1,925
Payable for units
  withdrawn..................        1,009       59,604        1,066        23,720        50,422        19,778       11,728
                               -----------   ----------   ----------    ----------    ----------    ----------   ----------
       Total liabilities.....        2,056       60,434        1,535        25,160        52,999        20,849       13,653
                               -----------   ----------   ----------    ----------    ----------    ----------   ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   26,478,176   19,438,454   11,803,769    29,221,422    69,454,601    25,263,123   38,461,246
   Variable annuity
     contract owners in
     the annuitization
     period..................       59,966           --       40,621     1,407,402        81,335            --    2,108,264
                               -----------   ----------   ----------    ----------    ----------    ----------   ----------
       Net assets............  $26,538,142   19,438,454   11,844,390    30,628,824    69,535,936    25,263,123   40,569,510
                               ===========   ==========   ==========    ==========    ==========    ==========   ==========
Investments in
  securities at cost.........  $18,762,613   14,226,719    7,283,347    21,635,888    42,495,241    17,571,270   31,450,995
                               ===========   ==========   ==========    ==========    ==========    ==========   ==========
Shares outstanding...........    1,386,635    1,036,073      395,391     1,032,816     1,217,867       446,950    2,103,845
                               ===========   ==========   ==========    ==========    ==========    ==========   ==========

                              ----------------------------------------
                                  VIP
                               INVESTMENT                    VIP
                               GRADE BOND       VIP        MID CAP
                              PORTFOLIO --    MID CAP    PORTFOLIO --
                                SERVICE    PORTFOLIO --    SERVICE
                                CLASS 2    INITIAL CLASS   CLASS 2
                              ------------ ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............ 120,176,296     29,763     189,840,804
Dividend receivable..........          --         --              --
Receivable for units sold....          --         --              --
                              -----------     ------     -----------
       Total assets.......... 120,176,296     29,763     189,840,804
                              -----------     ------     -----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       5,678          1           8,394
Payable for units
  withdrawn..................      21,673         --          53,090
                              -----------     ------     -----------
       Total liabilities.....      27,351          1          61,484
                              -----------     ------     -----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period.................. 114,670,620     29,762     185,514,825
   Variable annuity
     contract owners in
     the annuitization
     period..................   5,478,325         --       4,264,495
                              -----------     ------     -----------
       Net assets............ 120,148,945     29,762     189,779,320
                              ===========     ======     ===========
Investments in
  securities at cost......... 127,177,877     22,727     161,260,627
                              ===========     ======     ===========
Shares outstanding...........   9,940,140        818       5,332,607
                              ===========     ======     ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            As of December 31, 2013

                          FIDELITY(R) VARIABLE INSURANCE
                          PRODUCTS FUND (CONTINUED)
                          ------------------------------ --------------------------
                                              VIP         FRANKLIN      FRANKLIN
                              VIP            VALUE         INCOME      LARGE CAP
                            OVERSEAS       STRATEGIES    SECURITIES      GROWTH
                          PORTFOLIO --    PORTFOLIO --    FUND --      SECURITIES
                            INITIAL         SERVICE       CLASS 2       FUND --
                             CLASS          CLASS 2        SHARES    CLASS 2 SHARES
                          ------------    ------------   ----------- --------------
ASSETS:
Investments at fair
 value (note 2b)......... $26,602,371      12,420,184    512,046,136    291,218
Dividend receivable......          --              --             --         --
Receivable for units sold          --              --             --         --
                          -----------      ----------    -----------    -------
    Total assets.........  26,602,371      12,420,184    512,046,136    291,218
                          -----------      ----------    -----------    -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         988             525         27,812         12
Payable for units
 withdrawn...............       8,816           1,315        149,683         --
                          -----------      ----------    -----------    -------
    Total liabilities....       9,804           1,840        177,495         12
                          -----------      ----------    -----------    -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  26,488,061      12,418,344    479,530,504    291,206
 Variable annuity
   contract owners in
   the annuitization
   period................     104,506              --     32,338,137         --
                          -----------      ----------    -----------    -------
    Net assets........... $26,592,567      12,418,344    511,868,641    291,206
                          ===========      ==========    ===========    =======
Investments in
 securities at cost...... $21,759,387      10,048,442    478,089,396    225,419
                          ===========      ==========    ===========    =======
Shares outstanding.......   1,288,875         858,934     31,863,481     14,123
                          ===========      ==========    ===========    =======

                                  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                          ----------------------------------------------------------------------------------------------

                          FRANKLIN TEMPLETON                  TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                             VIP FOUNDING    MUTUAL SHARES     FOREIGN        FOREIGN      GLOBAL BOND       GROWTH
                           FUNDS ALLOCATION    SECURITIES     SECURITIES     SECURITIES     SECURITIES     SECURITIES
                               FUND --          FUND --        FUND --        FUND --        FUND --        FUND --
                            CLASS 2 SHARES   CLASS 2 SHARES CLASS 1 SHARES CLASS 2 SHARES CLASS 1 SHARES CLASS 2 SHARES
                          ------------------ -------------- -------------- -------------- -------------- --------------
ASSETS:
Investments at fair
 value (note 2b).........    112,381,415       21,583,195     11,489,050     1,541,242      10,735,939     17,363,842
Dividend receivable......             --               --             --            --              --             --
Receivable for units sold             --               --             --            --              --          4,406
                             -----------       ----------     ----------     ---------      ----------     ----------
    Total assets.........    112,381,415       21,583,195     11,489,050     1,541,242      10,735,939     17,368,248
                             -----------       ----------     ----------     ---------      ----------     ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..          5,872              915            456            75             398            747
Payable for units
 withdrawn...............         78,081            6,275            518           254             135             --
                             -----------       ----------     ----------     ---------      ----------     ----------
    Total liabilities....         83,953            7,190            974           329             533            747
                             -----------       ----------     ----------     ---------      ----------     ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     99,356,697       21,458,662     11,488,076     1,265,216      10,735,305     17,210,432
 Variable annuity
   contract owners in
   the annuitization
   period................     12,940,765          117,343             --       275,697             101        157,069
                             -----------       ----------     ----------     ---------      ----------     ----------
    Net assets...........    112,297,462       21,576,005     11,488,076     1,540,913      10,735,406     17,367,501
                             ===========       ==========     ==========     =========      ==========     ==========
Investments in
 securities at cost......    114,009,211       15,368,784      9,373,406     1,256,359      10,071,792     14,210,066
                             ===========       ==========     ==========     =========      ==========     ==========
Shares outstanding.......     15,145,743          997,836        654,274        89,399         560,623      1,140,108
                             ===========       ==========     ==========     =========      ==========     ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            As of December 31, 2013





                                                                      GE INVESTMENTS FUNDS, INC.
                          -------------------------------------------------------------------------------------------------------

                                                      PREMIER
                          CORE VALUE                  GROWTH    REAL ESTATE
                            EQUITY                    EQUITY    SECURITIES                SMALL-CAP    TOTAL RETURN  TOTAL RETURN
                           FUND --    INCOME FUND --  FUND --     FUND --   S&P 500(R)  EQUITY FUND --   FUND --       FUND --
                           CLASS 1       CLASS 1      CLASS 1     CLASS 1     INDEX        CLASS 1       CLASS 1       CLASS 3
                            SHARES        SHARES      SHARES      SHARES       FUND         SHARES        SHARES        SHARES
                          ----------- -------------- ---------- ----------- ----------- -------------- ------------- ------------
ASSETS:
Investments at fair
 value (note 2b)......... $15,642,203   30,650,265   34,886,809 82,782,133  169,700,556   43,826,272   1,025,841,468 989,131,496
Dividend receivable......          --           --           --         --           --           --              --          --
Receivable for units sold       1,342        2,893           --         --           --           --         111,210          --
                          -----------   ----------   ---------- ----------  -----------   ----------   ------------- -----------
    Total assets.........  15,643,545   30,653,158   34,886,809 82,782,133  169,700,556   43,826,272   1,025,952,678 989,131,496
                          -----------   ----------   ---------- ----------  -----------   ----------   ------------- -----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         665        1,265        1,447      3,661        6,897        1,845          46,524      52,485
Payable for units
 withdrawn...............          --           --       26,240     23,142      110,351          353              --     254,778
                          -----------   ----------   ---------- ----------  -----------   ----------   ------------- -----------
    Total liabilities....         665        1,265       27,687     26,803      117,248        2,198          46,524     307,263
                          -----------   ----------   ---------- ----------  -----------   ----------   ------------- -----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  15,642,880   30,651,309   34,748,838 80,683,246  169,509,341   43,824,074     914,696,494 929,587,243
 Variable annuity
   contract owners in
   the annuitization
   period................          --          584      110,284  2,072,084       73,967           --     111,209,660  59,236,990
                          -----------   ----------   ---------- ----------  -----------   ----------   ------------- -----------
    Net assets........... $15,642,880   30,651,893   34,859,122 82,755,330  169,583,308   43,824,074   1,025,906,154 988,824,233
                          ===========   ==========   ========== ==========  ===========   ==========   ============= ===========
Investments in
 securities at cost...... $12,252,373   31,622,455   23,488,948 83,689,767  117,001,512   34,702,551     908,512,798 886,455,112
                          ===========   ==========   ========== ==========  ===========   ==========   ============= ===========
Shares outstanding.......   1,315,576    2,724,468      323,505  6,528,559    5,169,070    2,695,343      54,828,512  53,036,541
                          ===========   ==========   ========== ==========  ===========   ==========   ============= ===========

                                         GOLDMAN
                                          SACHS
                                        VARIABLE
                                        INSURANCE
                                          TRUST
                          -------------------------
                                         GOLDMAN
                                          SACHS
                                        LARGE CAP
                          U.S. EQUITY     VALUE
                            FUND --      FUND --
                            CLASS 1   INSTITUTIONAL
                            SHARES       SHARES
                          ----------- -------------
ASSETS:
Investments at fair
 value (note 2b)......... 29,314,978   11,360,180
Dividend receivable......         --           --
Receivable for units sold         --           --
                          ----------   ----------
    Total assets......... 29,314,978   11,360,180
                          ----------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..      1,220          452
Payable for units
 withdrawn...............     20,272       10,469
                          ----------   ----------
    Total liabilities....     21,492       10,921
                          ----------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................ 29,288,940   11,349,259
 Variable annuity
   contract owners in
   the annuitization
   period................      4,546           --
                          ----------   ----------
    Net assets........... 29,293,486   11,349,259
                          ==========   ==========
Investments in
 securities at cost...... 20,297,588    9,916,176
                          ==========   ==========
Shares outstanding.......    628,672      902,318
                          ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            As of December 31, 2013

                                GOLDMAN SACHS VARIABLE
                              INSURANCE TRUST (CONTINUED)                                         JPMORGAN INSURANCE TRUST
                              --------------------------  -----------------------------------------------------------------
                                                                                      JPMORGAN      JPMORGAN     JPMORGAN
                                                            JPMORGAN     JPMORGAN     INSURANCE    INSURANCE    INSURANCE
                                GOLDMAN       GOLDMAN      INSURANCE    INSURANCE       TRUST        TRUST        TRUST
                                 SACHS      SACHS MONEY      TRUST        TRUST     INTERNATIONAL   INTREPID     INTREPID
                                MID CAP    MARKET FUND --  CORE BOND   EQUITY INDEX    EQUITY        GROWTH      MID CAP
                                 VALUE        SERVICE     PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                                 FUND          SHARES       CLASS 1      CLASS 1       CLASS 1      CLASS 1      CLASS 1
                              -----------  -------------- ------------ ------------ ------------- ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............ $60,644,159   173,326,881    3,539,073    1,474,135      95,411       322,669      464,936
Dividend receivable..........          --           928           --           --          --            --           --
Receivable for units sold....          --            --          270           --          --            --           --
                              -----------   -----------    ---------    ---------      ------       -------      -------
       Total assets..........  60,644,159   173,327,809    3,539,343    1,474,135      95,411       322,669      464,936
                              -----------   -----------    ---------    ---------      ------       -------      -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       2,454         7,396          171           75           5            17           24
Payable for units
  withdrawn..................      20,948       460,204           --          172           1            47           68
                              -----------   -----------    ---------    ---------      ------       -------      -------
       Total liabilities.....      23,402       467,600          171          247           6            64           92
                              -----------   -----------    ---------    ---------      ------       -------      -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  60,562,213   172,737,762    2,928,091    1,120,504      95,405       243,859      346,816
   Variable annuity
     contract owners in
     the annuitization
     period..................      58,544       122,447      611,081      353,384          --        78,746      118,028
                              -----------   -----------    ---------    ---------      ------       -------      -------
       Net assets............ $60,620,757   172,860,209    3,539,172    1,473,888      95,405       322,605      464,844
                              ===========   ===========    =========    =========      ======       =======      =======
Investments in
  securities at cost......... $46,478,430   173,326,881    3,555,878    1,005,382      72,708       209,218      282,689
                              ===========   ===========    =========    =========      ======       =======      =======
Shares outstanding...........   3,253,442   173,326,881      319,123       95,661       8,011        13,783       19,024
                              ===========   ===========    =========    =========      ======       =======      =======


                              ---------------------------------------
                                JPMORGAN     JPMORGAN     JPMORGAN
                               INSURANCE    INSURANCE    INSURANCE
                                 TRUST        TRUST        TRUST
                                MID CAP      MID CAP     SMALL CAP
                                 GROWTH       VALUE         CORE
                              PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                CLASS 1      CLASS 1      CLASS 1
                              ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............   315,234      115,132       46,539
Dividend receivable..........        --           --           --
Receivable for units sold....        --           --           --
                                -------      -------       ------
       Total assets..........   315,234      115,132       46,539
                                -------      -------       ------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        16            5            2
Payable for units
  withdrawn..................        65            1           --
                                -------      -------       ------
       Total liabilities.....        81            6            2
                                -------      -------       ------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   235,685      115,126       46,537
   Variable annuity
     contract owners in
     the annuitization
     period..................    79,468           --           --
                                -------      -------       ------
       Net assets............   315,153      115,126       46,537
                                =======      =======       ======
Investments in
  securities at cost.........   195,473       62,201       25,415
                                =======      =======       ======
Shares outstanding...........    12,877       10,892        1,937
                                =======      =======       ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            As of December 31, 2013

                                JPMORGAN
                               INSURANCE
                                 TRUST
                              (CONTINUED)                                                     JANUS ASPEN SERIES
                              ------------ ---------------------------------------------------------------------------------
                                JPMORGAN
                               INSURANCE                                                           FLEXIBLE
                               TRUST U.S.    BALANCED      BALANCED    ENTERPRISE    ENTERPRISE      BOND          FORTY
                                 EQUITY    PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                              PORTFOLIO -- INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL INSTITUTIONAL
                                CLASS 1       SHARES        SHARES       SHARES        SHARES       SHARES        SHARES
                              ------------ ------------- ------------ ------------- ------------ ------------- -------------
ASSETS:
Investments at fair
  value (note 2b)............  $1,382,573   100,139,013  139,898,964   53,918,231    4,996,413    16,340,228    43,224,581
Dividend receivable..........          --            --           --           --           --            --            --
Receivable for units sold....          --            --           --           --           --            --            --
                               ----------   -----------  -----------   ----------    ---------    ----------    ----------
       Total assets..........   1,382,573   100,139,013  139,898,964   53,918,231    4,996,413    16,340,228    43,224,581
                               ----------   -----------  -----------   ----------    ---------    ----------    ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....          72         3,927        6,820        2,118          211           647         1,740
Payable for units
  withdrawn..................         211        43,052       45,641        7,391       16,972         1,867        31,865
                               ----------   -----------  -----------   ----------    ---------    ----------    ----------
       Total liabilities.....         283        46,979       52,461        9,509       17,183         2,514        33,605
                               ----------   -----------  -----------   ----------    ---------    ----------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   1,027,806    99,974,785  133,905,812   53,787,430    4,979,230    16,337,714    42,949,225
   Variable annuity
     contract owners in
     the annuitization
     period..................     354,484       117,249    5,940,691      121,292           --            --       241,751
                               ----------   -----------  -----------   ----------    ---------    ----------    ----------
       Net assets............  $1,382,290   100,092,034  139,846,503   53,908,722    4,979,230    16,337,714    43,190,976
                               ==========   ===========  ===========   ==========    =========    ==========    ==========
Investments in
  securities at cost.........  $  870,572    84,292,397  120,944,614   29,246,539    2,736,521    17,021,208    24,293,598
                               ==========   ===========  ===========   ==========    =========    ==========    ==========
Shares outstanding...........      58,312     3,308,193    4,410,434      914,488       87,965     1,382,422       810,360
                               ==========   ===========  ===========   ==========    =========    ==========    ==========




                              ----------------------------------------

                                              GLOBAL        GLOBAL
                                 FORTY       RESEARCH      RESEARCH
                              PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                                SERVICE    INSTITUTIONAL   SERVICE
                                 SHARES       SHARES        SHARES
                              ------------ ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............  54,306,980   57,650,472    5,073,544
Dividend receivable..........          --           --           --
Receivable for units sold....          --           --           --
                               ----------   ----------    ---------
       Total assets..........  54,306,980   57,650,472    5,073,544
                               ----------   ----------    ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       2,506        2,207          215
Payable for units
  withdrawn..................      14,560       22,992        8,883
                               ----------   ----------    ---------
       Total liabilities.....      17,066       25,199        9,098
                               ----------   ----------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  52,173,861   57,564,028    5,064,446
   Variable annuity
     contract owners in
     the annuitization
     period..................   2,116,053       61,245           --
                               ----------   ----------    ---------
       Net assets............  54,289,914   57,625,273    5,064,446
                               ==========   ==========    =========
Investments in
  securities at cost.........  35,138,785   44,016,910    3,691,482
                               ==========   ==========    =========
Shares outstanding...........   1,036,393    1,478,596      132,124
                               ==========   ==========    =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            As of December 31, 2013

                                                JANUS ASPEN SERIES (CONTINUED)
                              ------------------------------------------------------------------

                                 GLOBAL
                               TECHNOLOGY      JANUS        JANUS       OVERSEAS      OVERSEAS
                              PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                                SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE
                                 SHARES       SHARES        SHARES       SHARES        SHARES
                              ------------ ------------- ------------ ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............  $6,733,531   54,225,966    4,521,087    45,463,225    6,092,525
Dividend receivable..........          --           --           --            --           --
Receivable for units sold....          --           --          148            --           --
                               ----------   ----------    ---------    ----------    ---------
       Total assets..........   6,733,531   54,225,966    4,521,235    45,463,225    6,092,525
                               ----------   ----------    ---------    ----------    ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         270        2,095          193         1,810          257
Payable for units
  withdrawn..................      12,220        4,564           --        30,083          868
                               ----------   ----------    ---------    ----------    ---------
       Total liabilities.....      12,490        6,659          193        31,893        1,125
                               ----------   ----------    ---------    ----------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   6,721,041   54,201,271    4,521,042    45,385,167    6,091,400
   Variable annuity
     contract owners in
     the annuitization
     period..................          --       18,036           --        46,165           --
                               ----------   ----------    ---------    ----------    ---------
       Net assets............  $6,721,041   54,219,307    4,521,042    45,431,332    6,091,400
                               ==========   ==========    =========    ==========    =========
Investments in
  securities at cost.........  $4,098,038   34,446,066    2,722,613    43,705,288    4,471,268
                               ==========   ==========    =========    ==========    =========
Shares outstanding...........     807,378    1,585,555      133,998     1,081,943      148,889
                               ==========   ==========    =========    ==========    =========

                                         LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                              ----------------------------------------------------------------
                              CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE
                                VARIABLE     VARIABLE     VARIABLE     VARIABLE     VARIABLE
                               AGGRESSIVE    ALL CAP       EQUITY       EQUITY     LARGE CAP
                                 GROWTH       VALUE        INCOME       INCOME       VALUE
                              PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                CLASS II     CLASS I      CLASS I      CLASS II     CLASS I
                              ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............  13,101,839   7,037,881    6,304,101    7,847,890    11,797,927
Dividend receivable..........          --          --           --           --            --
Receivable for units sold....          --          --           --           --            --
                               ----------   ---------    ---------    ---------    ----------
       Total assets..........  13,101,839   7,037,881    6,304,101    7,847,890    11,797,927
                               ----------   ---------    ---------    ---------    ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         566         305          256          426           472
Payable for units
  withdrawn..................          16      73,712           --          371           464
                               ----------   ---------    ---------    ---------    ----------
       Total liabilities.....         582      74,017          256          797           936
                               ----------   ---------    ---------    ---------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  13,101,257   6,963,864    6,303,845    7,506,069    11,779,243
   Variable annuity
     contract owners in
     the annuitization
     period..................          --          --           --      341,024        17,748
                               ----------   ---------    ---------    ---------    ----------
       Net assets............  13,101,257   6,963,864    6,303,845    7,847,093    11,796,991
                               ==========   =========    =========    =========    ==========
Investments in
  securities at cost.........  10,519,142   6,193,946    5,191,476    6,389,370     8,524,233
                               ==========   =========    =========    =========    ==========
Shares outstanding...........     496,282     282,079      439,004      544,992       616,080
                               ==========   =========    =========    =========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            As of December 31, 2013

                               LEGG MASON
                                PARTNERS
                                VARIABLE
                              INCOME TRUST                               MFS(R) VARIABLE INSURANCE TRUST
                              ------------ ---------------------------------------------------------------------------
                                WESTERN
                                 ASSET        MFS(R)
                                VARIABLE     INVESTORS   MFS(R) INVESTORS  MFS(R) NEW   MFS(R) STRATEGIC MFS(R) TOTAL
                               STRATEGIC   GROWTH STOCK       TRUST         DISCOVERY        INCOME         RETURN
                                  BOND       SERIES --      SERIES --       SERIES --      SERIES --       SERIES --
                              PORTFOLIO -- SERVICE CLASS  SERVICE CLASS   SERVICE CLASS  SERVICE CLASS   SERVICE CLASS
                                CLASS I       SHARES          SHARES         SHARES          SHARES         SHARES
                              ------------ ------------- ---------------- ------------- ---------------- -------------
ASSETS:
Investments at fair
  value (note 2b)............ $11,872,255    9,719,428      7,310,039      27,924,045          --         60,718,733
Dividend receivable..........          --           --             --              --          --                 --
Receivable for units sold....          --        4,597             --             683          --                 --
                              -----------    ---------      ---------      ----------          --         ----------
       Total assets..........  11,872,255    9,724,025      7,310,039      27,924,728          --         60,718,733
                              -----------    ---------      ---------      ----------          --         ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         470          417            310           1,176          --              3,175
Payable for units
  withdrawn..................         814           --          1,473              --          --             35,849
                              -----------    ---------      ---------      ----------          --         ----------
       Total liabilities.....       1,284          417          1,783           1,176          --             39,024
                              -----------    ---------      ---------      ----------          --         ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  11,870,971    9,723,608      7,308,256      27,923,552          --         58,115,588
   Variable annuity
     contract owners in
     the annuitization
     period..................          --           --             --              --          --          2,564,121
                              -----------    ---------      ---------      ----------          --         ----------
       Net assets............ $11,870,971    9,723,608      7,308,256      27,923,552          --         60,679,709
                              ===========    =========      =========      ==========          ==         ==========
Investments in
  securities at cost......... $11,689,574    6,285,906      4,323,353      20,966,160          --         49,327,014
                              ===========    =========      =========      ==========          ==         ==========
Shares outstanding...........   1,186,039      649,694        245,964       1,328,451          --          2,626,243
                              ===========    =========      =========      ==========          ==         ==========

                                               MFS(R) VARIABLE
                                                  INSURANCE       OPPENHEIMER VARIABLE
                                                   TRUST II           ACCOUNT FUNDS
                              --------------------------------- -------------------------

                                                                OPPENHEIMER  OPPENHEIMER
                                               MFS(R) STRATEGIC   CAPITAL      CAPITAL
                              MFS(R) UTILITIES      INCOME      APPRECIATION APPRECIATION
                                 SERIES --       PORTFOLIO --    FUND/VA --   FUND/VA --
                               SERVICE CLASS    SERVICE CLASS   NON-SERVICE    SERVICE
                                   SHARES           SHARES         SHARES       SHARES
                              ---------------- ---------------- ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............    25,472,334         27,853       37,627,780   6,764,091
Dividend receivable..........            --             --               --          --
Receivable for units sold....           449             --               --          --
                                 ----------         ------       ----------   ---------
       Total assets..........    25,472,783         27,853       37,627,780   6,764,091
                                 ----------         ------       ----------   ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         1,078              1            1,438         282
Payable for units
  withdrawn..................            --             --           14,781      36,847
                                 ----------         ------       ----------   ---------
       Total liabilities.....         1,078              1           16,219      37,129
                                 ----------         ------       ----------   ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    25,400,637         27,852       37,588,986   6,726,962
   Variable annuity
     contract owners in
     the annuitization
     period..................        71,068             --           22,575          --
                                 ----------         ------       ----------   ---------
       Net assets............    25,471,705         27,852       37,611,561   6,726,962
                                 ==========         ======       ==========   =========
Investments in
  securities at cost.........    20,389,598         27,988       23,937,904   4,496,917
                                 ==========         ======       ==========   =========
Shares outstanding...........       809,416          2,805          650,100     117,903
                                 ==========         ======       ==========   =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            As of December 31, 2013




                                                                  OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                              ---------------------------------------------------------------------------------------------
                                                                                                                OPPENHEIMER
                                                                         OPPENHEIMER   OPPENHEIMER                GLOBAL
                               OPPENHEIMER    OPPENHEIMER   OPPENHEIMER DISCOVERY MID DISCOVERY MID OPPENHEIMER  STRATEGIC
                              CAPITAL INCOME CAPITAL INCOME  CORE BOND   CAP GROWTH    CAP GROWTH     GLOBAL      INCOME
                                FUND/VA --     FUND/VA --   FUND/VA --   FUND/VA --    FUND/VA --   FUND/VA --  FUND/VA --
                               NON-SERVICE      SERVICE     NON-SERVICE  NON-SERVICE     SERVICE      SERVICE   NON-SERVICE
                                  SHARES         SHARES       SHARES       SHARES        SHARES       SHARES      SHARES
                              -------------- -------------- ----------- ------------- ------------- ----------- -----------
ASSETS:
Investments at fair
  value (note 2b)............  $14,382,463     29,175,349   14,938,762   30,378,704     3,411,309   108,749,597  6,042,815
Dividend receivable..........           --             --           --           --            --            --         --
Receivable for units sold....           --             --        1,218           --            79            --         --
                               -----------     ----------   ----------   ----------     ---------   -----------  ---------
       Total assets..........   14,382,463     29,175,349   14,939,980   30,378,704     3,411,388   108,749,597  6,042,815
                               -----------     ----------   ----------   ----------     ---------   -----------  ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....          539          1,552          586        1,127           144         4,791        235
Payable for units
  withdrawn..................        9,611          5,456           --       18,214            --         5,302         77
                               -----------     ----------   ----------   ----------     ---------   -----------  ---------
       Total liabilities.....       10,150          7,008          586       19,341           144        10,093        312
                               -----------     ----------   ----------   ----------     ---------   -----------  ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   14,372,313     27,604,905   14,920,659   30,303,281     3,411,244   106,623,687  6,016,433
   Variable annuity
     contract owners in
     the annuitization
     period..................           --      1,563,436       18,735       56,082            --     2,115,817     26,070
                               -----------     ----------   ----------   ----------     ---------   -----------  ---------
       Net assets............  $14,372,313     29,168,341   14,939,394   30,359,363     3,411,244   108,739,504  6,042,503
                               ===========     ==========   ==========   ==========     =========   ===========  =========
Investments in
  securities at cost.........  $14,532,694     27,088,981   16,709,206   19,303,741     2,426,749    75,668,978  6,247,159
                               ===========     ==========   ==========   ==========     =========   ===========  =========
Shares outstanding...........    1,039,195      2,135,824    1,907,888      407,713        47,235     2,687,166  1,123,200
                               ===========     ==========   ==========   ==========     =========   ===========  =========

                                                            PIMCO
                                                          VARIABLE
                                                          INSURANCE
                                                            TRUST
                              ---------------------------------------

                                           OPPENHEIMER
                              OPPENHEIMER  MAIN STREET
                              MAIN STREET   SMALL CAP     ALL ASSET
                              FUND/VA --  FUND(R)/VA -- PORTFOLIO --
                                SERVICE      SERVICE    ADVISOR CLASS
                                SHARES       SHARES        SHARES
                              ----------- ------------- -------------
ASSETS:
Investments at fair
  value (note 2b)............ 109,754,973  110,624,644   13,386,456
Dividend receivable..........          --           --           --
Receivable for units sold....          --           --           --
                              -----------  -----------   ----------
       Total assets.......... 109,754,973  110,624,644   13,386,456
                              -----------  -----------   ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       5,074        5,115          570
Payable for units
  withdrawn..................      22,408       10,681          162
                              -----------  -----------   ----------
       Total liabilities.....      27,482       15,796          732
                              -----------  -----------   ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period.................. 105,373,884  106,138,856   13,385,724
   Variable annuity
     contract owners in
     the annuitization
     period..................   4,353,607    4,469,992           --
                              -----------  -----------   ----------
       Net assets............ 109,727,491  110,608,848   13,385,724
                              ===========  ===========   ==========
Investments in
  securities at cost.........  65,065,273   66,583,297   13,689,142
                              ===========  ===========   ==========
Shares outstanding...........   3,541,625    4,018,331    1,219,167
                              ===========  ===========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            As of December 31, 2013

                                                                                                            RYDEX
                                                                                                          VARIABLE
                                              PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                    TRUST
                              -------------------------------------------------------------------------- -----------
                               FOREIGN BOND                   LONG-TERM
                                PORTFOLIO                        U.S.
                               (U.S. DOLLAR    HIGH YIELD     GOVERNMENT    LOW DURATION   TOTAL RETURN
                                HEDGED) --    PORTFOLIO --   PORTFOLIO --   PORTFOLIO --   PORTFOLIO --
                              ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE
                                  CLASS          CLASS          CLASS          CLASS          CLASS       NASDAQ --
                                  SHARES         SHARES         SHARES         SHARES         SHARES     100(R) FUND
                              -------------- -------------- -------------- -------------- -------------- -----------
ASSETS:
Investments at fair
  value (note 2b)............   $4,059,978     82,127,739     21,773,868    197,007,755    313,466,488    4,586,163
Dividend receivable..........        6,425        370,944         41,463        125,800      1,361,902           --
Receivable for units sold....          197             --             --             --          9,120          222
                                ----------     ----------     ----------    -----------    -----------    ---------
       Total assets..........    4,066,600     82,498,683     21,815,331    197,133,555    314,837,510    4,586,385
                                ----------     ----------     ----------    -----------    -----------    ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....          174          3,652            940          9,334         13,960          190
Payable for units
  withdrawn..................           --         11,829         61,164        575,048             --           --
                                ----------     ----------     ----------    -----------    -----------    ---------
       Total liabilities.....          174         15,481         62,104        584,382         13,960          190
                                ----------     ----------     ----------    -----------    -----------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    4,066,426     81,028,340     21,745,670    187,837,825    308,485,716    4,586,195
   Variable annuity
     contract owners in
     the annuitization
     period..................           --      1,454,862          7,557      8,711,348      6,337,834           --
                                ----------     ----------     ----------    -----------    -----------    ---------
       Net assets............   $4,066,426     82,483,202     21,753,227    196,549,173    314,823,550    4,586,195
                                ==========     ==========     ==========    ===========    ===========    =========
Investments in
  securities at cost.........   $4,152,112     76,424,203     26,162,048    193,113,310    316,754,585    2,983,564
                                ==========     ==========     ==========    ===========    ===========    =========
Shares outstanding...........      403,978     10,176,919      2,190,530     18,568,120     28,548,860      151,010
                                ==========     ==========     ==========    ===========    ===========    =========

                                                          THE PRUDENTIAL SERIES
                                THE ALGER PORTFOLIOS              FUND
                              ------------------------- -------------------------

                                                          JENNISON
                              ALGER LARGE  ALGER SMALL     20/20
                               CAP GROWTH   CAP GROWTH     FOCUS       JENNISON
                              PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                               CLASS I-2    CLASS I-2     CLASS II     CLASS II
                                 SHARES       SHARES       SHARES       SHARES
                              ------------ ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............  34,406,888   30,112,909   8,618,058    2,876,706
Dividend receivable..........          --           --          --           --
Receivable for units sold....          --           --          --           --
                               ----------   ----------   ---------    ---------
       Total assets..........  34,406,888   30,112,909   8,618,058    2,876,706
                               ----------   ----------   ---------    ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       1,364        1,181         364          127
Payable for units
  withdrawn..................      14,232       21,067          97          619
                               ----------   ----------   ---------    ---------
       Total liabilities.....      15,596       22,248         461          746
                               ----------   ----------   ---------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  34,329,942   30,001,377   8,617,597    2,861,621
   Variable annuity
     contract owners in
     the annuitization
     period..................      61,350       89,284          --       14,339
                               ----------   ----------   ---------    ---------
       Net assets............  34,391,292   30,090,661   8,617,597    2,875,960
                               ==========   ==========   =========    =========
Investments in
  securities at cost.........  22,562,247   24,739,755   5,960,424    1,821,726
                               ==========   ==========   =========    =========
Shares outstanding...........     547,968      922,577     427,908       79,204
                               ==========   ==========   =========    =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            As of December 31, 2013

                                                                            WELLS FARGO
                                                                             VARIABLE
                                 THE PRUDENTIAL SERIES FUND (CONTINUED)        TRUST
                              --------------------------------------------- -----------
                                                                            WELLS FARGO
                                NATURAL    SP INTERNATIONAL  SP PRUDENTIAL   ADVANTAGE
                               RESOURCES        GROWTH       U.S. EMERGING   VT OMEGA
                              PORTFOLIO --   PORTFOLIO --       GROWTH        GROWTH
                                CLASS II       CLASS II      PORTFOLIO --     FUND --
                                 SHARES         SHARES      CLASS II SHARES   CLASS 2
                              ------------ ---------------- --------------- -----------
ASSETS:
Investments at fair
  value (note 2b)............ $29,996,184       3,454           32,476       3,767,692
Dividend receivable..........          --          --               --              --
Receivable for units sold....          --          --               --              --
                              -----------       -----           ------       ---------
       Total assets..........  29,996,184       3,454           32,476       3,767,692
                              -----------       -----           ------       ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       1,326          --                1             156
Payable for units
  withdrawn..................       3,034          --               --           1,478
                              -----------       -----           ------       ---------
       Total liabilities.....       4,360          --                1           1,634
                              -----------       -----           ------       ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  29,292,996       3,454           32,475       3,766,058
   Variable annuity
     contract owners in
     the annuitization
     period..................     698,828          --               --              --
                              -----------       -----           ------       ---------
       Net assets............ $29,991,824       3,454           32,475       3,766,058
                              ===========       =====           ======       =========
Investments in
  securities at cost......... $30,606,502       3,912           20,002       2,908,907
                              ===========       =====           ======       =========
Shares outstanding...........     815,557         556            3,129         117,045
                              ===========       =====           ======       =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Statements of Operations



                                         -------------------------
                                         INVESCO V.I. INVESCO V.I.
                                           AMERICAN     AMERICAN
                                          FRANCHISE    FRANCHISE
                                           FUND --      FUND --
                           CONSOLIDATED    SERIES I    SERIES II
                              TOTAL         SHARES       SHARES
                          -------------- ------------ ------------

                                         -------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $  150,056,432     34,020       14,454
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    133,222,056    123,150       92,155
                          --------------  ---------    ---------
Net investment income
  (expense)..............     16,834,376    (89,130)     (77,701)
                          --------------  ---------    ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    233,830,114    204,094      455,350
   Change in unrealized
     appreciation
     (depreciation)......    655,318,955  2,466,160    1,561,318
   Capital gain
     distributions.......    232,017,485         --           --
                          --------------  ---------    ---------
Net realized and
  unrealized gain (loss)
  on investments.........  1,121,166,554  2,670,254    2,016,668
                          --------------  ---------    ---------
Increase (decrease) in
  net assets from
  operations............. $1,138,000,930  2,581,124    1,938,967
                          ==============  =========    =========

                            AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                          -------------------------------------------------------------------------------------------
                                       INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO V.I.
                          INVESCO V.I.     CORE      EQUITY AND  GLOBAL REAL   GOVERNMENT  INTERNATIONAL   MID CAP
                            COMSTOCK      EQUITY       INCOME       ESTATE     SECURITIES     GROWTH        GROWTH
                            FUND --      FUND --      FUND --      FUND --      FUND --       FUND --      FUND --
                           SERIES II     SERIES I    SERIES II    SERIES II     SERIES I     SERIES II     SERIES I
                             SHARES       SHARES       SHARES       SHARES       SHARES       SHARES        SHARES
                          ------------ ------------ ------------ ------------ ------------ ------------- ------------
                                             YEAR ENDED DECEMBER 31, 2013
                          -------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     549,595     149,647      285,533      24,828         138         589,345        --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     608,221     171,901      338,629       7,784          29         972,590        11
                           ----------   ---------    ---------     -------        ----       ---------       ---
Net investment income
  (expense)..............     (58,626)    (22,254)     (53,096)     17,044         109        (383,245)      (11)
                           ----------   ---------    ---------     -------        ----       ---------       ---
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   2,138,542     557,415      759,149      10,543          --       2,155,607       485
   Change in unrealized
     appreciation
     (depreciation)......   9,001,330   2,109,249    2,695,261     (39,792)       (238)      7,186,248       (61)
   Capital gain
     distributions.......          --          --           --          --          --              --        --
                           ----------   ---------    ---------     -------        ----       ---------       ---
Net realized and
  unrealized gain (loss)
  on investments.........  11,139,872   2,666,664    3,454,410     (29,249)       (238)      9,341,855       424
                           ----------   ---------    ---------     -------        ----       ---------       ---
Increase (decrease) in
  net assets from
  operations.............  11,081,246   2,644,410    3,401,314     (12,205)       (129)      8,958,610       413
                           ==========   =========    =========     =======        ====       =========       ===

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               AIM VARIABLE INSURANCE FUNDS
                            (INVESCO VARIABLE INSURANCE FUNDS)
                                        (CONTINUED)
                          --------------------------------------  -----------------
                                                    INVESCO V.I.
                          INVESCO V.I. INVESCO V.I.     VALUE     ALLIANCEBERNSTEIN
                           TECHNOLOGY   UTILITIES   OPPORTUNITIES  BALANCED WEALTH
                            FUND --      FUND --       FUND --        STRATEGY
                            SERIES I     SERIES I     SERIES II     PORTFOLIO --
                             SHARES       SHARES       SHARES          CLASS B
                          ------------ ------------ ------------- -----------------
                                                 YEAR ENDED DECEMBER 31, 2013
                          ---------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............     $ --           31          96,655         444,973
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....       11           22         127,035         388,257
                              ----         ----       ---------       ---------
Net investment income
 (expense)...............      (11)           9         (30,380)         56,716
                              ----         ----       ---------       ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)        4         (190)         83,989         722,255
 Change in unrealized
   appreciation
   (depreciation)........      199          369       2,107,256       1,844,419
 Capital gain
   distributions.........      119           21              --              --
                              ----         ----       ---------       ---------
Net realized and
 unrealized gain (loss)
 on investments..........      322          200       2,191,245       2,566,674
                              ----         ----       ---------       ---------
Increase (decrease) in
 net assets from
 operations..............     $311          209       2,160,865       2,623,390
                              ====         ====       =========       =========


                                    ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                          -----------------------------------------------------------------------------------------

                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                           GLOBAL THEMATIC     GROWTH AND       INTERNATIONAL       LARGE CAP         SMALL CAP
                               GROWTH            INCOME             VALUE            GROWTH            GROWTH
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                               CLASS B           CLASS B           CLASS B           CLASS B           CLASS B
                          ----------------- ----------------- ----------------- ----------------- -----------------

                          ----------------- -----------------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............          784            608,419         3,733,040                --                --
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....       55,824            838,915         1,201,294           188,558           263,434
                               -------         ----------        ----------         ---------         ---------
Net investment income
 (expense)...............      (55,040)          (230,496)        2,531,746          (188,558)         (263,434)
                               -------         ----------        ----------         ---------         ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)       90,635          2,327,582         2,339,578           696,869           847,747
 Change in unrealized
   appreciation
   (depreciation)........      660,049         13,078,258         7,940,579         3,098,495         2,334,191
 Capital gain
   distributions.........           --                 --                --                --         3,107,759
                               -------         ----------        ----------         ---------         ---------
Net realized and
 unrealized gain (loss)
 on investments..........      750,684         15,405,840        10,280,157         3,795,364         6,289,697
                               -------         ----------        ----------         ---------         ---------
Increase (decrease) in
 net assets from
 operations..............      695,644         15,175,344        12,811,903         3,606,806         6,026,263
                               =======         ==========        ==========         =========         =========

                           AMERICAN CENTURY
                               VARIABLE
                          PORTFOLIOS II, INC.
                          -------------------


                             VP INFLATION
                              PROTECTION
                                FUND --
                               CLASS II
                          -------------------

                          --------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............       1,301,627
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....       1,368,564
                              -----------
Net investment income
 (expense)...............         (66,937)
                              -----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)          59,085
 Change in unrealized
   appreciation
   (depreciation)........     (11,259,066)
 Capital gain
   distributions.........       2,868,295
                              -----------
Net realized and
 unrealized gain (loss)
 on investments..........      (8,331,686)
                              -----------
Increase (decrease) in
 net assets from
 operations..............      (8,398,623)
                              ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                            AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.           BLACKROCK VARIABLE SERIES FUNDS, INC.
                          ---------------------------------------------- -----------------------------------------------------

                                                                                          BLACKROCK
                                                                                            GLOBAL     BLACKROCK    BLACKROCK
                                                                            BLACKROCK     ALLOCATION   LARGE CAP      VALUE
                          VP INCOME &      VP                            BASIC VALUE V.I.    V.I.     GROWTH V.I. OPPORTUNITIES
                            GROWTH    INTERNATIONAL VP ULTRA(R) VP VALUE     FUND --       FUND --      FUND --   V.I. FUND --
                            FUND --      FUND --      FUND --   FUND --     CLASS III     CLASS III    CLASS III    CLASS III
                            CLASS I      CLASS I      CLASS I   CLASS I       SHARES        SHARES      SHARES       SHARES
                          ----------- ------------- ----------- -------- ---------------- ----------  ----------- -------------
                                                                            YEAR ENDED DECEMBER 31, 2013
                          -----------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 1,900       17,733         318      1,585       142,840      4,332,112      19,490       30,436
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     1,482       17,451       1,066      1,409       194,768      7,984,412      56,041      120,149
                            -------      -------      ------     ------     ---------     ----------   ---------    ---------
Net investment income
  (expense)..............       418          282        (748)       176       (51,928)    (3,652,300)    (36,551)     (89,713)
                            -------      -------      ------     ------     ---------     ----------   ---------    ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     4,018       47,281       4,038      2,861       798,784      9,095,275      99,976    1,326,615
   Change in unrealized
     appreciation
     (depreciation)......    21,033      134,961      13,825     22,025     2,988,603     27,090,658     635,661    1,562,918
   Capital gain
     distributions.......        --           --          --         --            --     17,305,456     312,566           --
                            -------      -------      ------     ------     ---------     ----------   ---------    ---------
Net realized and
  unrealized gain (loss)
  on investments.........    25,051      182,242      17,863     24,886     3,787,387     53,491,389   1,048,203    2,889,533
                            -------      -------      ------     ------     ---------     ----------   ---------    ---------
Increase (decrease) in
  net assets from
  operations.............   $25,469      182,524      17,115     25,062     3,735,459     49,839,089   1,011,652    2,799,820
                            =======      =======      ======     ======     =========     ==========   =========    =========

                           COLUMBIA FUNDS VARIABLE
                              INSURANCE TRUST I
                          -------------------------
                                         COLUMBIA
                            COLUMBIA     VARIABLE
                            VARIABLE   PORTFOLIO --
                          PORTFOLIO --    MARSICO
                            MARSICO    INTERNATIONAL
                             GROWTH    OPPORTUNITIES
                            FUND --       FUND --
                            CLASS 1       CLASS 2
                          ------------ -------------

                          --------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     63,936       216,244
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    427,389       870,193
                           ---------     ---------
Net investment income
  (expense)..............   (363,453)     (653,949)
                           ---------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  2,696,326     1,215,095
   Change in unrealized
     appreciation
     (depreciation)......  5,662,520     8,308,414
   Capital gain
     distributions.......         --            --
                           ---------     ---------
Net realized and
  unrealized gain (loss)
  on investments.........  8,358,846     9,523,509
                           ---------     ---------
Increase (decrease) in
  net assets from
  operations.............  7,995,393     8,869,560
                           =========     =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              DWS
                           VARIABLE   DWS VARIABLE SERIES                                              EATON VANCE
                           SERIES I           II                           DREYFUS                    VARIABLE TRUST
                          ----------- ------------------  -----------------------------------------  ----------------
                                         DWS       DWS       DREYFUS       DREYFUS     THE DREYFUS
                          DWS CAPITAL   LARGE   SMALL MID   INVESTMENT     VARIABLE      SOCIALLY
                            GROWTH    CAP VALUE CAP VALUE   PORTFOLIOS    INVESTMENT   RESPONSIBLE
                            VIP --     VIP --    VIP --    MIDCAP STOCK    FUND --        GROWTH
                            CLASS B    CLASS B   CLASS B   PORTFOLIO --  MONEY MARKET FUND, INC. --  VT FLOATING-RATE
                            SHARES     SHARES    SHARES   INITIAL SHARES  PORTFOLIO   INITIAL SHARES   INCOME FUND
                          ----------- --------- --------- -------------- ------------ -------------- ----------------
                                                                                YEAR ENDED DECEMBER 31, 2013
                          -------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $   65      1,295       459        1,296            --         54,594       2,978,078
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      103      1,389       740        1,375        17,147         68,538       1,409,232
                            ------     ------    ------       ------       -------      ---------       ---------
Net investment income
  (expense)..............      (38)       (94)     (281)         (79)      (17,147)       (13,944)      1,568,846
                            ------     ------    ------       ------       -------      ---------       ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       18      1,598     2,891          825            --         55,416         244,109
   Change in unrealized
     appreciation
     (depreciation)......    1,995     17,586    11,151       26,002            --      1,198,184        (739,604)
   Capital gain
     distributions.......       --         --        --           --            --             --         574,708
                            ------     ------    ------       ------       -------      ---------       ---------
Net realized and
  unrealized gain (loss)
  on investments.........    2,013     19,184    14,042       26,827            --      1,253,600          79,213
                            ------     ------    ------       ------       -------      ---------       ---------
Increase (decrease) in
  net assets from
  operations.............   $1,975     19,090    13,761       26,748       (17,147)     1,239,656       1,648,059
                            ======     ======    ======       ======       =======      =========       =========


                                   FEDERATED INSURANCE SERIES
                          -------------------------------------------

                          FEDERATED HIGH
                           INCOME BOND   FEDERATED HIGH   FEDERATED
                            FUND II --    INCOME BOND      KAUFMANN
                             PRIMARY       FUND II --     FUND II --
                              SHARES     SERVICE SHARES SERVICE SHARES
                          -------------- -------------- --------------

                          --------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   1,601,502       2,519,768            --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     315,367         533,138       345,023
                            ---------      ----------     ---------
Net investment income
  (expense)..............   1,286,135       1,986,630      (345,023)
                            ---------      ----------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     345,053       1,092,032       935,106
   Change in unrealized
     appreciation
     (depreciation)......    (471,562)     (1,082,999)    4,575,795
   Capital gain
     distributions.......          --              --     1,984,572
                            ---------      ----------     ---------
Net realized and
  unrealized gain (loss)
  on investments.........    (126,509)          9,033     7,495,473
                            ---------      ----------     ---------
Increase (decrease) in
  net assets from
  operations.............   1,159,626       1,995,663     7,150,450
                            =========      ==========     =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                          FEDERATED INSURANCE SERIES
                               (CONTINUED)
                          -------------------------- --------------------------
                          FEDERATED
                           MANAGED                                  VIP ASSET
                          TAIL RISK     FEDERATED      VIP ASSET   MANAGER/SM/
                          FUND II --     MANAGED      MANAGER/SM/  PORTFOLIO --
                           PRIMARY      VOLATILITY   PORTFOLIO --    SERVICE
                            SHARES       FUND II     INITIAL CLASS   CLASS 2
                          ----------    ----------   ------------- ------------
                                                                             YE
                          -----------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $   97,082      264,221        916,698      162,472
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    136,407      131,031        732,709      229,511
                           ----------   ---------      ---------    ---------
Net investment income
  (expense)..............    (39,325)     133,190        183,989      (67,039)
                           ----------   ---------      ---------    ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    223,251      234,149        923,262      366,555
   Change in unrealized
     appreciation
     (depreciation)......    926,301    1,304,711      6,733,890    1,242,244
   Capital gain
     distributions.......    198,553           --        142,108       30,079
                           ----------   ---------      ---------    ---------
Net realized and
  unrealized gain (loss)
  on investments.........  1,348,105    1,538,860      7,799,260    1,638,878
                           ----------   ---------      ---------    ---------
Increase (decrease) in
  net assets from
  operations............. $1,308,780    1,672,050      7,983,249    1,571,839
                           ==========   =========      =========    =========

                               FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                          ---------------------------------------------------------------------------------
                                                                   VIP DYNAMIC                    VIP
                              VIP                         VIP        CAPITAL         VIP        EQUITY-
                            BALANCED        VIP      CONTRAFUND(R) APPRECIATION    EQUITY-       INCOME
                          PORTFOLIO -- CONTRAFUND(R) PORTFOLIO --  PORTFOLIO --    INCOME     PORTFOLIO --
                            SERVICE    PORTFOLIO --     SERVICE      SERVICE    PORTFOLIO --    SERVICE
                            CLASS 2    INITIAL CLASS    CLASS 2      CLASS 2    INITIAL CLASS   CLASS 2
                          ------------ ------------- ------------- ------------ ------------- ------------
                          AR ENDED DECEMBER 31, 2013
                          ---------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   1,031,107    1,343,325     2,209,713       2,926      2,624,149     3,202,237
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   1,490,484    1,871,922     4,652,191      39,532      1,499,148     2,407,058
                           ----------   ----------    ----------     -------     ----------    ----------
Net investment income
  (expense)..............    (459,377)    (528,597)   (2,442,478)    (36,606)     1,125,001       795,179
                           ----------   ----------    ----------     -------     ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   2,635,461    5,313,306    14,750,964     188,248      1,587,441     4,304,240
   Change in unrealized
     appreciation
     (depreciation)......   6,571,378   28,708,667    57,995,773     425,911     15,418,505    18,311,064
   Capital gain
     distributions.......   3,540,581       35,769        77,383     204,960      6,965,038     9,457,200
                           ----------   ----------    ----------     -------     ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........  12,747,420   34,057,742    72,824,120     819,119     23,970,984    32,072,504
                           ----------   ----------    ----------     -------     ----------    ----------
Increase (decrease) in
  net assets from
  operations.............  12,288,043   33,529,145    70,381,642     782,513     25,095,985    32,867,683
                           ==========   ==========    ==========     =======     ==========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                      FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          --------------------------------------------------------------------------------  ------------
                                            VIP                         VIP                                     VIP
                               VIP        GROWTH &        VIP         GROWTH                       VIP         GROWTH
                            GROWTH &       INCOME       GROWTH     OPPORTUNITIES      VIP         GROWTH       STOCK
                             INCOME     PORTFOLIO -- OPPORTUNITIES PORTFOLIO --     GROWTH     PORTFOLIO -- PORTFOLIO --
                          PORTFOLIO --    SERVICE    PORTFOLIO --     SERVICE    PORTFOLIO --    SERVICE      SERVICE
                          INITIAL CLASS   CLASS 2    INITIAL CLASS    CLASS 2    INITIAL CLASS   CLASS 2      CLASS 2
                          ------------- ------------ ------------- ------------- ------------- ------------ ------------
                                              YEAR ENDED DECEMBER 31, 2013
                          -------------------------------------------------------------------  -------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $  457,928      296,894        32,997        13,674       179,743       10,341       108,991
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     359,914      281,564       160,098       509,461       873,555      328,374       694,742
                           ----------    ---------     ---------     ---------    ----------    ---------    ----------
Net investment income
  (expense)..............      98,014       15,330      (127,101)     (495,787)     (693,812)    (318,033)     (585,751)
                           ----------    ---------     ---------     ---------    ----------    ---------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   1,438,184    1,200,510       961,410     2,293,982     3,232,297    1,490,271     2,463,157
   Change in unrealized
     appreciation
     (depreciation)......   5,224,888    3,598,779     2,520,871     7,144,954    16,484,231    4,779,766     5,903,073
   Capital gain
     distributions.......          --           --         5,604        14,618        42,796       15,737     3,394,288
                           ----------    ---------     ---------     ---------    ----------    ---------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........   6,663,072    4,799,289     3,487,885     9,453,554    19,759,324    6,285,774    11,760,518
                           ----------    ---------     ---------     ---------    ----------    ---------    ----------
Increase (decrease) in
  net assets from
  operations.............  $6,761,086    4,814,619     3,360,784     8,957,767    19,065,512    5,967,741    11,174,767
                           ==========    =========     =========     =========    ==========    =========    ==========

                          ----------------------------------------
                              VIP
                           INVESTMENT                    VIP
                           GRADE BOND       VIP        MID CAP
                          PORTFOLIO --    MID CAP    PORTFOLIO --
                            SERVICE    PORTFOLIO --    SERVICE
                            CLASS 2    INITIAL CLASS   CLASS 2
                          ------------ ------------- ------------

                          ----------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   2,674,347        136         457,842
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   2,294,384        220       2,874,461
                           ----------      -----      ----------
Net investment income
  (expense)..............     379,963        (84)     (2,416,619)
                           ----------      -----      ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (850,352)     1,561       7,621,779
   Change in unrealized
     appreciation
     (depreciation)......  (6,310,227)     3,664      24,037,822
   Capital gain
     distributions.......   1,529,573      3,465      22,146,427
                           ----------      -----      ----------
Net realized and
  unrealized gain (loss)
  on investments.........  (5,631,006)     8,690      53,806,028
                           ----------      -----      ----------
Increase (decrease) in
  net assets from
  operations.............  (5,251,043)     8,606      51,389,409
                           ==========      =====      ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                          FIDELITY(R) VARIABLE INSURANCE
                          PRODUCTS FUND (CONTINUED)
                          -----------------------------  -----------------------------
                                              VIP                          FRANKLIN
                              VIP            VALUE          FRANKLIN      LARGE CAP
                            OVERSEAS       STRATEGIES        INCOME         GROWTH
                          PORTFOLIO --    PORTFOLIO --     SECURITIES     SECURITIES
                            INITIAL         SERVICE         FUND --        FUND --
                             CLASS          CLASS 2      CLASS 2 SHARES CLASS 2 SHARES
                          ------------    ------------   -------------- --------------
                                                                                     Y
                          ------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............  $  329,898         78,102       33,643,013        3,333
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....     330,729        148,725       10,471,379        4,841
                           ----------      ---------       ----------       ------
Net investment income
 (expense)...............        (831)       (70,623)      23,171,634       (1,508)
                           ----------      ---------       ----------       ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)     292,438        517,443        3,641,039       18,299
 Change in unrealized
   appreciation
   (depreciation)........   5,789,558      1,810,537       31,620,854       60,417
 Capital gain
   distributions.........      90,435             --               --           --
                           ----------      ---------       ----------       ------
Net realized and
 unrealized gain (loss)
 on investments..........   6,172,431      2,327,980       35,261,893       78,716
                           ----------      ---------       ----------       ------
Increase (decrease) in
 net assets from
 operations..............  $6,171,600      2,257,357       58,433,527       77,208
                           ==========      =========       ==========       ======

                               FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                          --------------------------------------------------------------------------------------------
                              FRANKLIN
                             TEMPLETON                      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                            VIP FOUNDING   MUTUAL SHARES     FOREIGN        FOREIGN      GLOBAL BOND       GROWTH
                          FUNDS ALLOCATION   SECURITIES     SECURITIES     SECURITIES     SECURITIES     SECURITIES
                              FUND --         FUND --        FUND --        FUND --        FUND --        FUND --
                           CLASS 2 SHARES  CLASS 2 SHARES CLASS 1 SHARES CLASS 2 SHARES CLASS 1 SHARES CLASS 2 SHARES
                          ---------------- -------------- -------------- -------------- -------------- --------------
                          EAR ENDED DECEMBER 31, 2013
                          --------------------------------------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............    12,998,735        427,132        262,906        38,123         568,043        340,454
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....     2,101,642        324,460        151,307        28,391         158,149        221,416
                             ----------      ---------      ---------       -------        --------      ---------
Net investment income
 (expense)...............    10,897,093        102,672        111,599         9,732         409,894        119,038
                             ----------      ---------      ---------       -------        --------      ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)       420,023      1,050,874        233,280        60,528         187,490        602,233
 Change in unrealized
   appreciation
   (depreciation)........    (8,905,864)     3,688,086      1,679,995       229,598        (693,233)     2,817,536
 Capital gain
   distributions.........    18,956,728             --             --            --         140,876             --
                             ----------      ---------      ---------       -------        --------      ---------
Net realized and
 unrealized gain (loss)
 on investments..........    10,470,887      4,738,960      1,913,275       290,126        (364,867)     3,419,769
                             ----------      ---------      ---------       -------        --------      ---------
Increase (decrease) in
 net assets from
 operations..............    21,367,980      4,841,632      2,024,874       299,858          45,027      3,538,807
                             ==========      =========      =========       =======        ========      =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1





                                                                     GE INVESTMENTS FUNDS, INC.
                          -----------------------------------------------------------------------------------------------------

                                                      PREMIER
                          CORE VALUE                  GROWTH    REAL ESTATE
                            EQUITY                    EQUITY    SECURITIES               SMALL-CAP    TOTAL RETURN TOTAL RETURN
                           FUND --    INCOME FUND --  FUND --     FUND --   S&P 500(R) EQUITY FUND --   FUND --      FUND --
                           CLASS 1       CLASS 1      CLASS 1     CLASS 1     INDEX       CLASS 1       CLASS 1      CLASS 3
                            SHARES        SHARES      SHARES      SHARES       FUND        SHARES        SHARES       SHARES
                          ----------  -------------- ---------  ----------- ---------- -------------- ------------ ------------
                                                                           YEAR ENDED DECEMBER 31, 2013
                          -----------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $  130,506       802,842     174,766   1,210,450   2,769,109           --    14,929,872   12,154,583
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    228,018       505,290     497,239   1,208,397   2,387,625      621,630    16,768,166   19,423,992
                          ----------    ----------   ---------  ----------  ----------   ----------   -----------  -----------
Net investment income
  (expense)..............    (97,512)      297,552    (322,473)      2,053     381,484     (621,630)   (1,838,294)  (7,269,409)
                          ----------    ----------   ---------  ----------  ----------   ----------   -----------  -----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    520,710       (11,506)  2,246,449   3,514,086  10,330,018    2,152,938    30,837,255   17,447,551
   Change in unrealized
     appreciation
     (depreciation)......  2,456,999    (1,274,858)  5,103,754  (9,946,643) 31,054,679    5,550,672    46,752,894   60,160,634
   Capital gain
     distributions.......  1,055,201            --   2,256,771   4,489,547          --    4,876,639    48,060,705   46,637,681
                          ----------    ----------   ---------  ----------  ----------   ----------   -----------  -----------
Net realized and
  unrealized gain (loss)
  on investments.........  4,032,910    (1,286,364)  9,606,974  (1,943,010) 41,384,697   12,580,249   125,650,854  124,245,866
                          ----------    ----------   ---------  ----------  ----------   ----------   -----------  -----------
Increase (decrease) in
  net assets from
  operations............. $3,935,398      (988,812)  9,284,501  (1,940,957) 41,766,181   11,958,619   123,812,560  116,976,457
                          ==========    ==========   =========  ==========  ==========   ==========   ===========  ===========

                                         GOLDMAN
                                          SACHS
                                        VARIABLE
                                        INSURANCE
                                          TRUST
                          ----------- -------------
                                         GOLDMAN
                                          SACHS
                                        LARGE CAP
                          U.S. EQUITY     VALUE
                            FUND --      FUND --
                            CLASS 1   INSTITUTIONAL
                            SHARES       SHARES
                          ----------- -------------

                          -------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    264,335      127,782
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    425,484      156,671
                           ---------    ---------
Net investment income
  (expense)..............   (161,149)     (28,889)
                           ---------    ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  1,363,368      363,935
   Change in unrealized
     appreciation
     (depreciation)......  6,458,001    1,330,428
   Capital gain
     distributions.......         --    1,220,821
                           ---------    ---------
Net realized and
  unrealized gain (loss)
  on investments.........  7,821,369    2,915,184
                           ---------    ---------
Increase (decrease) in
  net assets from
  operations.............  7,660,220    2,886,295
                           =========    =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            GOLDMAN SACHS VARIABLE
                          INSURANCE TRUST (CONTINUED)                                         JPMORGAN INSURANCE TRUST
                          --------------------------  -----------------------------------------------------------------
                                                                                  JPMORGAN      JPMORGAN     JPMORGAN
                                                        JPMORGAN     JPMORGAN     INSURANCE    INSURANCE    INSURANCE
                            GOLDMAN                    INSURANCE    INSURANCE       TRUST        TRUST        TRUST
                             SACHS        GOLDMAN        TRUST        TRUST     INTERNATIONAL   INTREPID     INTREPID
                            MID CAP     SACHS MONEY    CORE BOND   EQUITY INDEX    EQUITY        GROWTH      MID CAP
                             VALUE     MARKET FUND -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                             FUND      SERVICE SHARES   CLASS 1      CLASS 1       CLASS 1      CLASS 1      CLASS 1
                          -----------  -------------- ------------ ------------ ------------- ------------ ------------
                                                                              YEAR ENDED DECEMBER 31, 2013
                          ---------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $   479,244        11,571      194,593      29,760        1,917         6,966        5,312
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     882,193     2,975,757       71,514      28,372        1,792         9,608        9,118
                          -----------    ----------     --------     -------       ------       -------      -------
Net investment income
  (expense)..............    (402,949)   (2,964,186)     123,079       1,388          125        (2,642)      (3,806)
                          -----------    ----------     --------     -------       ------       -------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   3,780,523            --       18,210     142,539        3,273       137,421       64,901
   Change in unrealized
     appreciation
     (depreciation)......   7,812,058            --     (275,010)    192,207        8,429        11,382       95,594
   Capital gain
     distributions.......   4,624,160            --           --      56,869           --            --           --
                          -----------    ----------     --------     -------       ------       -------      -------
Net realized and
  unrealized gain (loss)
  on investments.........  16,216,741            --     (256,800)    391,615       11,702       148,803      160,495
                          -----------    ----------     --------     -------       ------       -------      -------
Increase (decrease) in
  net assets from
  operations............. $15,813,792    (2,964,186)    (133,721)    393,003       11,827       146,161      156,689
                          ===========    ==========     ========     =======       ======       =======      =======


                          --------------------------------------
                            JPMORGAN     JPMORGAN     JPMORGAN
                           INSURANCE    INSURANCE    INSURANCE
                             TRUST        TRUST        TRUST
                            MID CAP      MID CAP     SMALL CAP
                             GROWTH       VALUE         CORE
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            CLASS 1      CLASS 1      CLASS 1
                          ------------ ------------ ------------

                          --------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........       304        1,173          313
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     7,761        1,931          662
                            -------       ------       ------
Net investment income
  (expense)..............    (7,457)        (758)        (349)
                            -------       ------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    98,194        7,359        5,691
   Change in unrealized
     appreciation
     (depreciation)......    22,083       21,198       10,259
   Capital gain
     distributions.......    28,684        1,260           --
                            -------       ------       ------
Net realized and
  unrealized gain (loss)
  on investments.........   148,961       29,817       15,950
                            -------       ------       ------
Increase (decrease) in
  net assets from
  operations.............   141,504       29,059       15,601
                            =======       ======       ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            JPMORGAN
                           INSURANCE
                             TRUST
                          (CONTINUED)                                                     JANUS ASPEN SERIES
                          ------------ ---------------------------------------------------------------------------------
                            JPMORGAN
                           INSURANCE                                                           FLEXIBLE
                           TRUST U.S.    BALANCED      BALANCED    ENTERPRISE    ENTERPRISE      BOND          FORTY
                             EQUITY    PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                          PORTFOLIO -- INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL INSTITUTIONAL
                            CLASS 1       SHARES        SHARES       SHARES        SHARES       SHARES        SHARES
                          ------------ ------------- ------------ ------------- ------------ ------------- -------------
                                                                               YEAR ENDED DECEMBER 31, 2013
                          ----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 18,839     1,497,290     1,808,081      257,771       17,347       433,279       295,239
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     27,120     1,416,820     2,423,152      739,815       72,537       266,019       617,495
                            --------    ----------    ----------   ----------    ---------    ----------    ----------
Net investment income
  (expense)..............     (8,281)       80,470      (615,071)    (482,044)     (55,190)      167,260      (322,256)
                            --------    ----------    ----------   ----------    ---------    ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    168,790     2,469,710     2,748,790    4,247,246      326,988       (54,923)    3,872,716
   Change in unrealized
     appreciation
     (depreciation)......    256,179     8,533,020    12,509,237    9,922,861      961,924    (1,088,948)    7,140,947
   Capital gain
     distributions.......         --     5,584,360     7,396,123           --           --       670,174            --
                            --------    ----------    ----------   ----------    ---------    ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........    424,969    16,587,090    22,654,150   14,170,107    1,288,912      (473,697)   11,013,663
                            --------    ----------    ----------   ----------    ---------    ----------    ----------
Increase (decrease) in
  net assets from
  operations.............   $416,688    16,667,560    22,039,079   13,688,063    1,233,722      (306,437)   10,691,407
                            ========    ==========    ==========   ==========    =========    ==========    ==========




                          ---------------------------------------

                                          GLOBAL        GLOBAL
                             FORTY       RESEARCH      RESEARCH
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                            SERVICE    INSTITUTIONAL   SERVICE
                             SHARES       SHARES        SHARES
                          ------------ ------------- ------------

                          ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     308,356      657,910       52,102
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     896,982      768,602       75,205
                           ----------   ----------    ---------
Net investment income
  (expense)..............    (588,626)    (110,692)     (23,103)
                           ----------   ----------    ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   4,125,060    1,321,563      182,722
   Change in unrealized
     appreciation
     (depreciation)......   9,834,990   11,727,580      958,025
   Capital gain
     distributions.......          --           --           --
                           ----------   ----------    ---------
Net realized and
  unrealized gain (loss)
  on investments.........  13,960,050   13,049,143    1,140,747
                           ----------   ----------    ---------
Increase (decrease) in
  net assets from
  operations.............  13,371,424   12,938,451    1,117,644
                           ==========   ==========    =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                            JANUS ASPEN SERIES (CONTINUED)
                          ------------------------------------------------------------------

                             GLOBAL
                           TECHNOLOGY      JANUS        JANUS       OVERSEAS      OVERSEAS
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                            SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE
                             SHARES       SHARES        SHARES       SHARES        SHARES
                          ------------ ------------- ------------ ------------- ------------
                                                   YEAR ENDED DECEMBER 31, 2013
                          ------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $       --      400,400       27,437     1,447,277     185,402
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      90,831      731,174       64,992       675,447      93,942
                           ----------   ----------    ---------     ---------     -------
Net investment income
  (expense)..............     (90,831)    (330,774)     (37,555)      771,830      91,460
                           ----------   ----------    ---------     ---------     -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     606,218    2,750,008      150,323      (486,302)    224,636
   Change in unrealized
     appreciation
     (depreciation)......   1,282,842   10,555,610      918,741     5,284,507     403,486
   Capital gain
     distributions.......          --           --           --            --          --
                           ----------   ----------    ---------     ---------     -------
Net realized and
  unrealized gain (loss)
  on investments.........   1,889,060   13,305,618    1,069,064     4,798,205     628,122
                           ----------   ----------    ---------     ---------     -------
Increase (decrease) in
  net assets from
  operations.............  $1,798,229   12,974,844    1,031,509     5,570,035     719,582
                           ==========   ==========    =========     =========     =======

                                     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                          ----------------------------------------------------------------
                          CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE
                            VARIABLE     VARIABLE     VARIABLE     VARIABLE     VARIABLE
                           AGGRESSIVE    ALL CAP       EQUITY       EQUITY     LARGE CAP
                             GROWTH       VALUE        INCOME       INCOME       VALUE
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            CLASS II     CLASS I      CLASS I      CLASS II     CLASS I
                          ------------ ------------ ------------ ------------ ------------

                          ------------ ---------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........      4,302       90,337      100,995      114,855      178,886
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    122,035      118,756       92,416      152,810      164,217
                           ---------    ---------    ---------    ---------    ---------
Net investment income
  (expense)..............   (117,733)     (28,419)       8,579      (37,955)      14,669
                           ---------    ---------    ---------    ---------    ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    543,301      658,844      210,491      210,378      606,946
   Change in unrealized
     appreciation
     (depreciation)......  1,711,452      856,398    1,125,417    1,424,616    1,799,589
   Capital gain
     distributions.......    567,648      474,032           --           --      530,586
                           ---------    ---------    ---------    ---------    ---------
Net realized and
  unrealized gain (loss)
  on investments.........  2,822,401    1,989,274    1,335,908    1,634,994    2,937,121
                           ---------    ---------    ---------    ---------    ---------
Increase (decrease) in
  net assets from
  operations.............  2,704,668    1,960,855    1,344,487    1,597,039    2,951,790
                           =========    =========    =========    =========    =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           LEGG MASON
                            PARTNERS
                            VARIABLE
                             INCOME
                             TRUST                                   MFS(R) VARIABLE INSURANCE TRUST
                          ------------ -------------------------------------------------------------
                            WESTERN
                             ASSET        MFS(R)
                            VARIABLE     INVESTORS   MFS(R) INVESTORS  MFS(R) NEW   MFS(R) STRATEGIC
                           STRATEGIC   GROWTH STOCK       TRUST         DISCOVERY        INCOME
                              BOND       SERIES --      SERIES --       SERIES --      SERIES --
                          PORTFOLIO -- SERVICE CLASS  SERVICE CLASS   SERVICE CLASS  SERVICE CLASS
                            CLASS I       SHARES          SHARES         SHARES          SHARES
                          ------------ ------------- ---------------- ------------- ----------------
                                                                                      PERIOD FROM
                                                                                      JANUARY 1 TO
                                                                                       AUGUST 16,
                                        YEAR ENDED DECEMBER 31, 2013                      2013
                          --------------------------------------------------------  ----------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............  $ 259,896        38,031         67,687              --         2,181
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....    191,162       142,696        114,878         366,986           597
                           ---------     ---------      ---------       ---------        ------
Net investment income
 (expense)...............     68,734      (104,665)       (47,191)       (366,986)        1,584
                           ---------     ---------      ---------       ---------        ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    107,835       492,866        697,768       1,540,618         3,131
 Change in unrealized
   appreciation
   (depreciation)........   (547,879)    1,578,285      1,264,254       6,380,794        (6,544)
 Capital gain
   distributions.........         --       285,807             --         207,313            --
                           ---------     ---------      ---------       ---------        ------
Net realized and
 unrealized gain (loss)
 on investments..........   (440,044)    2,356,958      1,962,022       8,128,725        (3,413)
                           ---------     ---------      ---------       ---------        ------
Increase (decrease) in
 net assets from
 operations..............  $(371,310)    2,252,293      1,914,831       7,761,739        (1,829)
                           =========     =========      =========       =========        ======


                                                         MFS(R) VARIABLE
                                                            INSURANCE       OPPENHEIMER VARIABLE
                                                             TRUST II           ACCOUNT FUNDS
                          ----------------------------------------------- ------------------------

                                                                          OPPENHEIMER  OPPENHEIMER
                          MFS(R) TOTAL                   MFS(R) STRATEGIC   CAPITAL      CAPITAL
                             RETURN     MFS(R) UTILITIES      INCOME      APPRECIATION APPRECIATION
                            SERIES --      SERIES --       PORTFOLIO --    FUND/VA --   FUND/VA --
                          SERVICE CLASS  SERVICE CLASS    SERVICE CLASS   NON-SERVICE    SERVICE
                             SHARES          SHARES           SHARES         SHARES       SHARES
                          ------------- ---------------- ---------------- ------------ ------------
                                                           PERIOD FROM
                                                           AUGUST 16 TO
                             YEAR ENDED DECEMBER 31,       DECEMBER 31,    YEAR ENDED DECEMBER 31,
                                       2013                    2013                 2013
                          ------------------------------ ---------------- ------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............   1,000,304        543,511            828          348,851       46,896
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....   1,178,823        411,796            153          499,244       99,360
                            ---------      ---------           ----        ---------    ---------
Net investment income
 (expense)...............    (178,519)       131,715            675         (150,393)     (52,464)
                            ---------      ---------           ----        ---------    ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)   2,082,746      1,392,822             (5)       1,935,533      410,136
 Change in unrealized
   appreciation
   (depreciation)........   7,480,151      2,420,966           (136)       7,017,704    1,207,498
 Capital gain
   distributions.........          --        483,648             --               --           --
                            ---------      ---------           ----        ---------    ---------
Net realized and
 unrealized gain (loss)
 on investments..........   9,562,897      4,297,436           (141)       8,953,237    1,617,634
                            ---------      ---------           ----        ---------    ---------
Increase (decrease) in
 net assets from
 operations..............   9,384,378      4,429,151            534        8,802,844    1,565,170
                            =========      =========           ====        =========    =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1




                                                              OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                          ---------------------------------------------------------------------------------------------
                                                                                                            OPPENHEIMER
                                                                     OPPENHEIMER   OPPENHEIMER                GLOBAL
                           OPPENHEIMER    OPPENHEIMER   OPPENHEIMER DISCOVERY MID DISCOVERY MID OPPENHEIMER  STRATEGIC
                          CAPITAL INCOME CAPITAL INCOME  CORE BOND   CAP GROWTH    CAP GROWTH     GLOBAL      INCOME
                            FUND/VA --     FUND/VA --   FUND/VA --   FUND/VA --    FUND/VA --   FUND/VA --  FUND/VA --
                           NON-SERVICE      SERVICE     NON-SERVICE  NON-SERVICE     SERVICE      SERVICE   NON-SERVICE
                              SHARES         SHARES       SHARES       SHARES        SHARES       SHARES      SHARES
                          -------------- -------------- ----------- ------------- ------------- ----------- -----------
                                                                              YEAR ENDED DECEMBER 31, 2013
                          ---------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $  348,230       659,606      807,250         3,358           --     1,136,330    335,204
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      203,862       594,144      227,085       385,784       48,446     1,582,130     96,042
                            ----------     ---------     --------     ---------      -------    ----------   --------
Net investment income
  (expense)..............      144,368        65,462      580,165      (382,426)     (48,446)     (445,800)   239,162
                            ----------     ---------     --------     ---------      -------    ----------   --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      (88,623)      230,602     (230,431)    1,637,255      277,069     6,236,705     (6,292)
   Change in unrealized
     appreciation
     (depreciation)......    1,583,794     2,804,907     (595,181)    7,046,640      696,852    15,807,385   (330,465)
   Capital gain
     distributions.......           --            --           --            --           --            --         --
                            ----------     ---------     --------     ---------      -------    ----------   --------
Net realized and
  unrealized gain (loss)
  on investments.........    1,495,171     3,035,509     (825,612)    8,683,895      973,921    22,044,090   (336,757)
                            ----------     ---------     --------     ---------      -------    ----------   --------
Increase (decrease) in
  net assets from
  operations.............   $1,639,539     3,100,971     (245,447)    8,301,469      925,475    21,598,290    (97,595)
                            ==========     =========     ========     =========      =======    ==========   ========

                                                       PIMCO
                                                      VARIABLE
                                                     INSURANCE
                                                       TRUST
                          ------------------------- ------------

                                       OPPENHEIMER
                          OPPENHEIMER  MAIN STREET
                          MAIN STREET   SMALL CAP    ALL ASSET
                          FUND/VA --  FUND(R)/VA -- PORTFOLIO --
                            SERVICE      SERVICE      ADVISOR
                            SHARES       SHARES     CLASS SHARES
                          ----------- ------------- ------------

                          --------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    898,178      732,578       825,793
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...  1,801,857    1,789,943       334,564
                          ----------   ----------    ----------
Net investment income
  (expense)..............   (903,679)  (1,057,365)      491,229
                          ----------   ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  9,582,484   12,425,129      (274,398)
   Change in unrealized
     appreciation
     (depreciation)...... 18,628,130   21,149,767      (882,896)
   Capital gain
     distributions.......         --    1,264,696            --
                          ----------   ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments......... 28,210,614   34,839,592    (1,157,294)
                          ----------   ----------    ----------
Increase (decrease) in
  net assets from
  operations............. 27,306,935   33,782,227      (666,065)
                          ==========   ==========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                         RYDEX
                                                                                                       VARIABLE
                                          PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                     TRUST
                          --------------------------------------------------------------------------  -----------
                           FOREIGN BOND
                            PORTFOLIO                      LONG-TERM
                           (U.S. DOLLAR    HIGH YIELD   U.S. GOVERNMENT  LOW DURATION   TOTAL RETURN
                            HEDGED) --    PORTFOLIO --   PORTFOLIO --    PORTFOLIO --   PORTFOLIO --
                          ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE  ADMINISTRATIVE ADMINISTRATIVE
                              CLASS          CLASS           CLASS          CLASS          CLASS       NASDAQ --
                              SHARES         SHARES         SHARES          SHARES         SHARES     100(R) FUND
                          -------------- -------------- --------------- -------------- -------------- -----------
                                                                                 YEAR ENDED DECEMBER 31, 2013
                          ---------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $  82,131       4,607,806        664,920       2,990,195      7,625,961           --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      68,652       1,367,819        441,741       3,528,650      5,632,285       67,954
                            ---------      ----------     ----------      ----------    -----------    ---------
Net investment income
  (expense)..............      13,479       3,239,987        223,179        (538,455)     1,993,676      (67,954)
                            ---------      ----------     ----------      ----------    -----------    ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      36,181       2,220,463     (1,083,315)      1,323,060      2,689,667      370,175
   Change in unrealized
     appreciation
     (depreciation)......    (334,365)     (1,816,164)    (4,789,867)     (4,700,431)   (20,104,495)     950,144
   Capital gain
     distributions.......     232,800              --      1,201,676              --      2,780,586           --
                            ---------      ----------     ----------      ----------    -----------    ---------
Net realized and
  unrealized gain (loss)
  on investments.........     (65,384)        404,299     (4,671,506)     (3,377,371)   (14,634,242)   1,320,319
                            ---------      ----------     ----------      ----------    -----------    ---------
Increase (decrease) in
  net assets from
  operations.............   $ (51,905)      3,644,286     (4,448,327)     (3,915,826)   (12,640,566)   1,252,365
                            =========      ==========     ==========      ==========    ===========    =========

                                                      THE PRUDENTIAL SERIES
                            THE ALGER PORTFOLIOS              FUND
                          ------------------------  ------------------------

                                                      JENNISON
                          ALGER LARGE  ALGER SMALL     20/20
                           CAP GROWTH   CAP GROWTH     FOCUS       JENNISON
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                           CLASS I-2    CLASS I-2     CLASS II     CLASS II
                             SHARES       SHARES       SHARES       SHARES
                          ------------ ------------ ------------ ------------

                          ---------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    241,996           --           --          --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    457,012      423,151      132,431      42,682
                           ---------    ---------    ---------     -------
Net investment income
  (expense)..............   (215,016)    (423,151)    (132,431)    (42,682)
                           ---------    ---------    ---------     -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  1,362,784    1,607,688      536,216     194,949
   Change in unrealized
     appreciation
     (depreciation)......  7,900,035    3,274,398    1,681,975     645,898
   Capital gain
     distributions.......         --    3,643,510           --          --
                           ---------    ---------    ---------     -------
Net realized and
  unrealized gain (loss)
  on investments.........  9,262,819    8,525,596    2,218,191     840,847
                           ---------    ---------    ---------     -------
Increase (decrease) in
  net assets from
  operations.............  9,047,803    8,102,445    2,085,760     798,165
                           =========    =========    =========     =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                        WELLS FARGO
                                                                         VARIABLE
                             THE PRUDENTIAL SERIES FUND (CONTINUED)        TRUST
                          --------------------------------------------  -----------
                                                                        WELLS FARGO
                            NATURAL    SP INTERNATIONAL  SP PRUDENTIAL   ADVANTAGE
                           RESOURCES        GROWTH       U.S. EMERGING   VT OMEGA
                          PORTFOLIO --   PORTFOLIO --       GROWTH        GROWTH
                            CLASS II       CLASS II      PORTFOLIO --     FUND --
                             SHARES         SHARES      CLASS II SHARES   CLASS 2
                          ------------ ---------------- --------------- -----------
                                        YEAR ENDED DECEMBER 31, 2013
                          --------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $       --           --              --           3,906
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     501,709          206             462          45,562
                           ----------       ------           -----       ---------
Net investment income
  (expense)..............    (501,709)        (206)           (462)        (41,656)
                           ----------       ------           -----       ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (727,593)      (2,195)            517         122,768
   Change in unrealized
     appreciation
     (depreciation)......   3,695,209        4,196           6,735         653,289
   Capital gain
     distributions.......          --           --              --         240,474
                           ----------       ------           -----       ---------
Net realized and
  unrealized gain (loss)
  on investments.........   2,967,616        2,001           7,252       1,016,531
                           ----------       ------           -----       ---------
Increase (decrease) in
  net assets from
  operations.............  $2,465,907        1,795           6,790         974,875
                           ==========       ======           =====       =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets


-


                                   CONSOLIDATED TOTAL
                             ------------------------------

                             -------------------------------
                                   2013            2012
                             ---------------  -------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    16,834,376     23,084,144
 Net realized gain
   (loss) on investments....     233,830,114    127,862,056
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     655,318,955    573,415,700
 Capital gain
   distribution.............     232,017,485     94,753,233
                             ---------------  -------------
    Increase (decrease)
     in net assets from
     operations.............   1,138,000,930    819,115,133
                             ---------------  -------------
From capital
 transactions (note 4):
 Net premiums...............      53,819,488     55,504,400
 Death benefits.............    (143,330,675)   (79,291,143)
 Surrenders.................    (929,673,602)  (882,335,925)
 Administrative expenses....     (26,146,312)   (25,068,666)
 Transfers between
   subaccounts
   (including fixed
   account), net............      10,040,835    619,265,555
                             ---------------  -------------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,035,290,266)  (311,925,779)
                             ---------------  -------------
Increase (decrease) in
 net assets.................     102,710,664    507,189,354
Net assets at beginning
 of year....................   7,798,995,204  7,291,805,850
                             ---------------  -------------
Net assets at end of year... $ 7,901,705,868  7,798,995,204
                             ===============  =============
Change in units (note 5):
 Units purchased............
 Units redeemed.............

 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........

                                            AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-                            --------------------------------------------------------------------------------------------
                             INVESCO V.I. AMERICAN  INVESCO V.I. AMERICAN       INVESCO V.I.            INVESCO V.I.
                               FRANCHISE FUND --      FRANCHISE FUND --       COMSTOCK FUND --       CORE EQUITY FUND --
                                SERIES I SHARES        SERIES II SHARES       SERIES II SHARES         SERIES I SHARES
                             ---------------------  ---------------------  ----------------------  ----------------------
                                                 YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------
                                2013        2012       2013        2012       2013        2012        2013        2012
                             ----------  ---------  ----------  ---------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (89,130)   (81,305)    (77,701)   (91,143)    (58,626)    (68,622)    (22,254)    (67,356)
 Net realized gain
   (loss) on investments....    204,094    (90,449)    455,350    241,907   2,138,542     875,206     557,415     309,286
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  2,466,160   (176,635)  1,561,318    512,301   9,001,330   5,182,036   2,109,249   1,004,030
 Capital gain
   distribution.............         --         --          --         --          --          --          --          --
                             ----------  ---------  ----------  ---------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  2,581,124   (348,389)  1,938,967    663,065  11,081,246   5,988,620   2,644,410   1,245,960
                             ----------  ---------  ----------  ---------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     91,141     56,873       5,598     13,275     301,339     330,606      53,349      77,145
 Death benefits.............    (66,273)   (89,147)     10,860      1,275     (26,994)    (58,034)    (95,577)   (119,512)
 Surrenders................. (2,114,548)  (825,602)   (667,457)  (567,114) (3,694,726) (4,240,764) (1,207,358) (1,107,377)
 Administrative expenses....    (20,054)   (11,263)    (19,381)   (19,272)   (137,760)   (125,548)    (29,020)    (26,857)
 Transfers between
   subaccounts
   (including fixed
   account), net............  1,255,524  8,425,233    (350,058)   (91,929) (1,353,165) (5,860,920)   (326,666)   (421,515)
                             ----------  ---------  ----------  ---------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (854,210) 7,556,094  (1,020,438)  (663,765) (4,911,306) (9,954,660) (1,605,272) (1,598,116)
                             ----------  ---------  ----------  ---------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................  1,726,914  7,207,705     918,529       (700)  6,169,940  (3,966,040)  1,039,138    (352,156)
Net assets at beginning
 of year....................  7,208,703        998   5,709,797  5,710,497  35,358,834  39,324,874  10,362,642  10,714,798
                             ----------  ---------  ----------  ---------  ----------  ----------  ----------  ----------
Net assets at end of year...  8,935,617  7,208,703   6,628,326  5,709,797  41,528,774  35,358,834  11,401,780  10,362,642
                             ==========  =========  ==========  =========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............    148,273    920,436       9,220     11,415     222,326     157,283      19,616      36,958
 Units redeemed.............   (224,644)  (168,187)    (80,244)   (64,495)   (506,945)   (896,815)   (138,746)   (176,466)
                             ----------  ---------  ----------  ---------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (76,371)   752,249     (71,024)   (53,080)   (284,619)   (739,532)   (119,130)   (139,508)
                             ==========  =========  ==========  =========  ==========  ==========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                             --------------------------------------------------------------------------  -----------------------
                                                                                     INVESCO V.I.
                                                                                      GOVERNMENT
                                   INVESCO V.I.               INVESCO V.I.            SECURITIES              INVESCO V.I.
                                    EQUITY AND                 GLOBAL REAL             FUND --                INTERNATIONAL
                                  INCOME FUND --             ESTATE FUND --            SERIES I              GROWTH FUND --
                                 SERIES II SHARES           SERIES II SHARES            SHARES              SERIES II SHARES
                             -----------------------------  ----------------------  -------------------  ----------------------

                                  YEAR ENDED DECEMBER 31,
                             -----------------------------------------  ----------  --------------------------------------------
                                 2013           2012          2013        2012       2013      2012         2013        2012
                              -----------     ----------     -------     -------     -----     ------    ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (53,096)       (23,785)     17,044      (3,132)      109         81       (383,245)   (256,245)
 Net realized gain
   (loss) on investments....     759,149        336,674      10,543       5,242        --        164      2,155,607     915,233
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   2,695,261      1,048,343     (39,792)     48,763      (238)      (198)     7,186,248   5,913,095
 Capital gain
   distribution.............          --             --          --          --        --         --             --          --
                              -----------     ----------     -------     -------     -----     ------    ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   3,401,314      1,361,232     (12,205)     50,873      (129)        47      8,958,610   6,572,083
                              -----------     ----------     -------     -------     -----     ------    ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    (111,330)       126,748          --          --       240        240        400,841     537,106
 Death benefits.............      (1,639)       (20,110)     (3,428)         --        --         --        (76,047)    (50,701)
 Surrenders.................  (1,703,157)    (1,488,159)    (74,947)    (26,283)       --         --     (5,054,877) (5,237,780)
 Administrative expenses....     (73,911)       (51,535)       (656)       (352)       --         --       (312,373)   (299,759)
 Transfers between
   subaccounts
   (including fixed
   account), net............   6,261,582        263,374     510,517       8,131       203     (4,007)    (1,149,882)  7,677,989
                              -----------     ----------     -------     -------     -----     ------    ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   4,371,545     (1,169,682)    431,486     (18,504)      443     (3,767)    (6,192,338)  2,626,855
                              -----------     ----------     -------     -------     -----     ------    ----------  ----------
Increase (decrease) in
 net assets.................   7,772,859        191,550     419,281      32,369       314     (3,720)     2,766,272   9,198,938
Net assets at beginning
 of year....................  13,779,148     13,587,598     240,676     208,307     3,612      7,332     56,643,694  47,444,756
                              -----------     ----------     -------     -------     -----     ------    ----------  ----------
Net assets at end of year... $21,552,007     13,779,148     659,957     240,676     3,926      3,612     59,409,966  56,643,694
                              ===========     ==========     =======     =======     =====     ======    ==========  ==========
Change in units (note 5):
 Units purchased............     646,923        158,335      43,839       3,937        27         19        480,952   2,028,103
 Units redeemed.............    (284,234)      (275,659)     (9,073)     (5,916)       --       (246)      (987,434) (1,537,825)
                              -----------     ----------     -------     -------     -----     ------    ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     362,689       (117,324)     34,766      (1,979)       27       (227)      (506,482)    490,278
                              ===========     ==========     =======     =======     =====     ======    ==========  ==========

                             ---------------------


                                 INVESCO V.I.
                                   MID CAP
                                GROWTH FUND --
                               SERIES I SHARES
                             -------------------
                                     PERIOD FROM
                                     APRIL 27 TO
                             ------  DECEMBER 31,
                              2013       2012
                             ------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (11)       (20)
 Net realized gain
   (loss) on investments....    485       (432)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (61)        61
 Capital gain
   distribution.............     --          1
                             ------     ------
    Increase (decrease)
     in net assets from
     operations.............    413       (390)
                             ------     ------
From capital
 transactions (note 4):
 Net premiums...............     --         --
 Death benefits.............     --         --
 Surrenders................. (2,416)    (7,036)
 Administrative expenses....     --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............     (1)     9,430
                             ------     ------
    Increase (decrease)
     in net assets from
     capital transactions... (2,417)     2,394
                             ------     ------
Increase (decrease) in
 net assets................. (2,004)     2,004
Net assets at beginning
 of year....................  2,004         --
                             ------     ------
Net assets at end of year...     --      2,004
                             ======     ======
Change in units (note 5):
 Units purchased............     --        953
 Units redeemed.............   (205)      (748)
                             ------     ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (205)       205
                             ======     ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              AIM VARIABLE INSURANCE FUNDS
                             (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                             ---------------------------------------------  -----------------------

                               INVESCO V.I.            INVESCO V.I.
                                TECHNOLOGY              UTILITIES             INVESCO V.I. VALUE
                                 FUND --                 FUND --             OPPORTUNITIES FUND --
                             SERIES I SHARES          SERIES I SHARES          SERIES II SHARES
                             -----------------------  --------------------  ----------------------
                                             YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------
                              2013         2012        2013        2012        2013        2012
                               ------      -------      ------     -----    ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (11)         (60)          9         85        (30,380)    (36,051)
 Net realized gain
   (loss) on investments....      4        3,245        (190)       (22)        83,989    (399,128)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    199       (1,972)        369        (96)     2,107,256   1,654,286
 Capital gain
   distribution.............    119           --          21        127             --          --
                               ------      -------      ------     -----    ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    311        1,213         209         94      2,160,865   1,219,107
                               ------      -------      ------     -----    ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     --           --          --         --         17,199      12,343
 Death benefits.............     --           --          --         --        (46,807)    (11,174)
 Surrenders.................     --      (11,027)     (2,779)        --       (887,638) (1,229,481)
 Administrative expenses....     --           --          --         --        (23,834)    (23,204)
 Transfers between
   subaccounts
   (including fixed
   account), net............     53            5          74       (165)      (252,229)   (794,076)
                               ------      -------      ------     -----    ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...     53      (11,022)     (2,705)      (165)    (1,193,309) (2,045,592)
                               ------      -------      ------     -----    ----------  ----------
Increase (decrease) in
 net assets.................    364       (9,809)     (2,496)       (71)       967,556    (826,485)
Net assets at beginning
 of year....................  1,241       11,050       3,545      3,616      7,428,460   8,254,945
                               ------      -------      ------     -----    ----------  ----------
Net assets at end of year... $1,605        1,241       1,049      3,545      8,396,016   7,428,460
                               ======      =======      ======     =====    ==========  ==========
Change in units (note 5):
 Units purchased............     14            2           6         --         32,073      35,473
 Units redeemed.............     --       (2,868)       (216)       (14)      (117,131)   (209,865)
                               ------      -------      ------     -----    ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     14       (2,866)       (210)       (14)       (85,058)   (174,392)
                               ======      =======      ======     =====    ==========  ==========

                                      ALLIANCEBERNSTEIN VARIABLE
                                      PRODUCTS SERIES FUND, INC.
                             --------------------------------------------
                                ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN
                                 BALANCED WEALTH        GLOBAL THEMATIC
                                    STRATEGY                GROWTH
                                  PORTFOLIO --           PORTFOLIO --
                                     CLASS B                CLASS B
                             ----------------------  --------------------

                             ---------------------------------------------
                                2013        2012        2013       2012
                             ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     56,716      20,636    (55,040)   (52,765)
 Net realized gain
   (loss) on investments....    722,255     224,303     90,635    (14,536)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  1,844,419   1,948,455    660,049    473,794
 Capital gain
   distribution.............         --          --         --         --
                             ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............  2,623,390   2,193,394    695,644    406,493
                             ----------  ----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............     67,210     104,789     24,890     25,939
 Death benefits.............    (10,804)   (101,855)   (38,980)   (22,182)
 Surrenders................. (2,179,857) (1,744,098)  (226,958)  (295,771)
 Administrative expenses....   (131,881)   (127,937)   (14,419)   (13,259)
 Transfers between
   subaccounts
   (including fixed
   account), net............ (1,122,073)    (59,194)   (73,719)   214,457
                             ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions... (3,377,405) (1,928,295)  (329,186)   (90,816)
                             ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets.................   (754,015)    265,099    366,458    315,677
Net assets at beginning
 of year.................... 20,462,274  20,197,175  3,572,669  3,256,992
                             ----------  ----------  ---------  ---------
Net assets at end of year... 19,708,259  20,462,274  3,939,127  3,572,669
                             ==========  ==========  =========  =========
Change in units (note 5):
 Units purchased............    807,006     155,826     27,443     92,782
 Units redeemed............. (1,141,556)   (368,333)   (53,913)  (100,320)
                             ----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (334,550)   (212,507)   (26,470)    (7,538)
                             ==========  ==========  =========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                                             ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED)
                             -------------------------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN
                                    GROWTH AND              INTERNATIONAL              LARGE CAP               SMALL CAP
                                      INCOME                    VALUE                   GROWTH                  GROWTH
                                   PORTFOLIO --              PORTFOLIO --            PORTFOLIO --            PORTFOLIO --
                                      CLASS B                  CLASS B                  CLASS B                 CLASS B
                             ------------------------  -----------------------  ----------------------  ----------------------
                                                                               YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------------
                                 2013         2012         2013        2012        2013        2012        2013        2012
                             -----------  -----------  -----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (230,496)    (119,130)   2,531,746    (276,458)   (188,558)   (183,453)   (263,434)   (246,232)
 Net realized gain
   (loss) on investments....   2,327,582      239,723    2,339,578  (2,704,887)    696,869     548,073     847,747   2,798,050
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  13,078,258    7,441,339    7,940,579  11,587,034   3,098,495   1,299,092   2,334,191    (522,647)
 Capital gain
   distribution.............          --           --           --          --          --          --   3,107,759     686,270
                             -----------  -----------  -----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  15,175,344    7,561,932   12,811,903   8,605,689   3,606,806   1,663,712   6,026,263   2,715,441
                             -----------  -----------  -----------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     311,554       81,147      447,019     484,147       4,576      88,345     474,829     488,565
 Death benefits.............    (284,283)    (563,803)    (164,541)    (95,801)   (129,732)   (161,015)    (39,555)    (57,829)
 Surrenders.................  (6,268,047)  (7,391,883)  (6,233,618) (7,470,570) (1,506,380) (1,400,141) (1,419,594) (1,527,380)
 Administrative expenses....    (120,531)    (116,017)    (379,670)   (426,965)    (28,588)    (27,978)    (82,477)    (70,593)
 Transfers between
   subaccounts
   (including fixed
   account), net............     344,077   (2,914,250) (31,813,153) 15,337,492     (24,782)   (406,010)  3,121,688  (5,381,508)
                             -----------  -----------  -----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (6,017,230) (10,904,806) (38,143,963)  7,828,303  (1,684,906) (1,906,799)  2,054,891  (6,548,745)
                             -----------  -----------  -----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................   9,158,114   (3,342,874) (25,332,060) 16,433,992   1,921,900    (243,087)  8,081,154  (3,833,304)
Net assets at beginning
 of year....................  48,854,697   52,197,571   82,581,757  66,147,765  11,212,759  11,455,846  13,371,514  17,204,818
                             -----------  -----------  -----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of year... $58,012,811   48,854,697   57,249,697  82,581,757  13,134,659  11,212,759  21,452,668  13,371,514
                             ===========  ===========  ===========  ==========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............     329,797      153,106    1,055,388   5,146,720      34,228     108,789     576,450     817,867
 Units redeemed.............    (708,800)  (1,006,823)  (6,514,737) (3,556,902)   (233,746)   (315,298)   (442,938) (1,314,383)
                             -----------  -----------  -----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (379,003)    (853,717)  (5,459,349)  1,589,818    (199,518)   (206,509)    133,512    (496,516)
                             ===========  ===========  ===========  ==========  ==========  ==========  ==========  ==========

                                 AMERICAN CENTURY
                             VARIABLE PORTFOLIOS II,
                                       INC.
                             -----------------------


                                   VP INFLATION
                                PROTECTION FUND --
                                     CLASS II
                             -----------------------

                             ------------------------
                                 2013        2012
                             -----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     (66,937)    579,543
 Net realized gain
   (loss) on investments....      59,085   2,380,255
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (11,259,066)   (299,045)
 Capital gain
   distribution.............   2,868,295   2,081,399
                             -----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  (8,398,623)  4,742,152
                             -----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     575,348     418,692
 Death benefits.............    (215,804)   (106,232)
 Surrenders.................  (7,576,802) (8,888,630)
 Administrative expenses....    (491,952)   (492,914)
 Transfers between
   subaccounts
   (including fixed
   account), net............   7,610,133   7,721,594
                             -----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...     (99,077) (1,347,490)
                             -----------  ----------
Increase (decrease) in
 net assets.................  (8,497,700)  3,394,662
Net assets at beginning
 of year....................  84,749,053  81,354,391
                             -----------  ----------
Net assets at end of year...  76,251,353  84,749,053
                             ===========  ==========
Change in units (note 5):
 Units purchased............   1,451,366   2,123,352
 Units redeemed.............  (1,431,701) (2,203,516)
                             -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      19,665     (80,164)
                             ===========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                           BLACKROCK VARIABLE
                                             AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.                    SERIES FUNDS, INC.
                             --------------------------------------------------------------------------  ----------------------
                                                                                                                BLACKROCK
                                VP INCOME &       VP INTERNATIONAL      VP ULTRA(R)        VP VALUE         BASIC VALUE V.I.
                               GROWTH FUND --          FUND --            FUND --           FUND --              FUND --
                                  CLASS I              CLASS I            CLASS I           CLASS I         CLASS III SHARES
                             -----------------  --------------------  ---------------  ----------------  ----------------------
                                              YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------  -----------------------------------------
                               2013      2012      2013       2012      2013    2012     2013     2012      2013        2012
                             --------  -------  ---------  ---------  -------  ------  -------  -------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    418      331        282     (9,833)    (748) (1,021)     176      404     (51,928)    (22,717)
 Net realized gain
   (loss) on investments....    4,018    2,938     47,281       (924)   4,038   1,853    2,861   (2,546)    798,784     122,592
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   21,033    5,370    134,961    198,293   13,825   5,612   22,025   13,561   2,988,603   1,333,986
 Capital gain
   distribution.............       --       --         --         --       --      --       --       --          --          --
                             --------  -------  ---------  ---------  -------  ------  -------  -------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   25,469    8,639    182,524    187,536   17,115   6,444   25,062   11,419   3,735,459   1,433,861
                             --------  -------  ---------  ---------  -------  ------  -------  -------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............       --       --         --         --       --      --       --       --     323,208      25,850
 Death benefits.............       --       --     (3,683)        --       --      --       --       --    (236,481)     16,365
 Surrenders.................  (10,749) (14,143)  (228,988)  (139,582)  (3,977) (4,004) (14,254) (24,620) (1,440,172) (1,599,246)
 Administrative expenses....     (219)    (216)    (1,858)    (1,777)    (354)   (341)    (217)    (225)    (64,311)    (59,514)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (7,403)  15,341    (27,391)   (45,065)  (8,153) (1,904)  (3,609)    (737)   (346,958)   (526,731)
                             --------  -------  ---------  ---------  -------  ------  -------  -------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (18,371)     982   (261,920)  (186,424) (12,484) (6,249) (18,080) (25,582) (1,764,714) (2,143,276)
                             --------  -------  ---------  ---------  -------  ------  -------  -------  ----------  ----------
Increase (decrease) in
 net assets.................    7,098    9,621    (79,396)     1,112    4,631     195    6,982  (14,163)  1,970,745    (709,415)
Net assets at beginning
 of year....................   83,728   74,107  1,032,252  1,031,140   53,838  53,643   88,673  102,836  11,530,211  12,239,626
                             --------  -------  ---------  ---------  -------  ------  -------  -------  ----------  ----------
Net assets at end of year... $ 90,826   83,728    952,856  1,032,252   58,469  53,838   95,655   88,673  13,500,956  11,530,211
                             ========  =======  =========  =========  =======  ======  =======  =======  ==========  ==========
Change in units (note 5):
 Units purchased............       49    2,034      4,156      9,163       59     423       --       --     167,106     115,403
 Units redeemed.............   (1,249)  (2,171)   (22,599)   (23,634)    (923)   (923)    (884)  (1,618)   (295,147)   (303,209)
                             --------  -------  ---------  ---------  -------  ------  -------  -------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (1,200)    (137)   (18,443)   (14,471)    (864)   (500)    (884)  (1,618)   (128,041)   (187,806)
                             ========  =======  =========  =========  =======  ======  =======  =======  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                        BLACKROCK VARIABLE SERIES FUNDS, INC. (CONTINUED)
                             -----------------------------------------------------------------------
                                                              BLACKROCK
                                     BLACKROCK                LARGE CAP           BLACKROCK VALUE
                               GLOBAL ALLOCATION V.I.        GROWTH V.I.        OPPORTUNITIES V.I.
                                      FUND --                  FUND --                FUND --
                                  CLASS III SHARES        CLASS III SHARES       CLASS III SHARES
                             -------------------------  --------------------  ----------------------
                                                                              YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------
                                 2013          2012        2013       2012       2013        2012
                             ------------  -----------  ---------  ---------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (3,652,300)  (2,033,040)   (36,551)   (13,808)    (89,713)   (123,132)
 Net realized gain
   (loss) on investments....    9,095,275    2,934,549     99,976    131,963   1,326,615     163,271
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   27,090,658   31,917,036    635,661     47,473   1,562,918   1,113,518
 Capital gain
   distribution.............   17,305,456    1,420,178    312,566    237,597          --          --
                             ------------  -----------  ---------  ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   49,839,089   34,238,723  1,011,652    403,225   2,799,820   1,153,657
                             ------------  -----------  ---------  ---------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    2,691,324    2,691,305    160,039      5,130     162,038     198,674
 Death benefits.............     (576,704)    (813,355)    (3,829)   (13,788)    (20,921)     (7,497)
 Surrenders.................  (41,275,207) (40,429,808)  (124,570)  (403,950)   (454,028)   (462,456)
 Administrative expenses....   (2,355,210)  (2,314,699)    (9,328)    (8,008)    (29,983)    (42,988)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (12,187,469)  (7,843,211)   (58,095)    82,354  (5,171,752)   (196,494)
                             ------------  -----------  ---------  ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (53,703,266) (48,709,768)   (35,783)  (338,262) (5,514,646)   (510,761)
                             ------------  -----------  ---------  ---------  ----------  ----------
Increase (decrease) in
 net assets.................   (3,864,177) (14,471,045)   975,869     64,963  (2,714,826)    642,896
Net assets at beginning
 of year....................  430,658,906  445,129,951  3,231,479  3,166,516  10,385,309   9,742,413
                             ------------  -----------  ---------  ---------  ----------  ----------
Net assets at end of year... $426,794,729  430,658,906  4,207,348  3,231,479   7,670,483  10,385,309
                             ============  ===========  =========  =========  ==========  ==========
Change in units (note 5):
 Units purchased............    1,787,659    2,499,848     44,054     82,100      90,409     159,251
 Units redeemed.............   (6,122,276)  (6,548,862)   (46,453)  (110,049)   (465,720)   (198,177)
                             ------------  -----------  ---------  ---------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (4,334,617)  (4,049,014)    (2,399)   (27,949)   (375,311)    (38,926)
                             ============  ===========  =========  =========  ==========  ==========

                                COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
                             -----------------------------------------------
                                                        COLUMBIA VARIABLE
                                COLUMBIA VARIABLE      PORTFOLIO -- MARSICO
                              PORTFOLIO -- MARSICO        INTERNATIONAL
                                 GROWTH FUND --       OPPORTUNITIES FUND --
                                     CLASS 1                 CLASS 2
                             ----------------------  -----------------------

                             ------------------------------------------------
                                2013        2012        2013         2012
                             ----------  ----------  ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (363,453)   (251,545)   (653,949)    (408,754)
 Net realized gain
   (loss) on investments....  2,696,326   1,450,062   1,215,095     (814,605)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  5,662,520   1,799,443   8,308,414    9,464,393
 Capital gain
   distribution.............         --          --          --           --
                             ----------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  7,995,393   2,997,960   8,869,560    8,241,034
                             ----------  ----------  ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............     30,601      45,673     305,661      163,871
 Death benefits.............       (798)    (27,597)   (107,394)    (144,318)
 Surrenders................. (3,527,103) (3,282,608) (5,783,804)  (6,071,738)
 Administrative expenses....   (102,658)   (102,383)   (233,279)    (228,607)
 Transfers between
   subaccounts
   (including fixed
   account), net............ (2,329,870) (2,292,489) (3,641,746)  (4,006,093)
                             ----------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (5,929,828) (5,659,404) (9,460,562) (10,286,885)
                             ----------  ----------  ----------  -----------
Increase (decrease) in
 net assets.................  2,065,565  (2,661,444)   (591,002)  (2,045,851)
Net assets at beginning
 of year.................... 25,951,289  28,612,733  53,257,286   55,303,137
                             ----------  ----------  ----------  -----------
Net assets at end of year... 28,016,854  25,951,289  52,666,284   53,257,286
                             ==========  ==========  ==========  ===========
Change in units (note 5):
 Units purchased............    142,002      92,748     300,061      562,519
 Units redeemed.............   (482,162)   (456,894)   (972,885)  (1,349,799)
                             ----------  ----------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (340,160)   (364,146)   (672,824)    (787,280)
                             ==========  ==========  ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              DWS VARIABLE
                                SERIES I          DWS VARIABLE SERIES II                      DREYFUS
                             --------------  --------------------------------  -------------------------------------
                                                                                    DREYFUS
                                                                                  INVESTMENT
                                                   DWS              DWS           PORTFOLIOS       DREYFUS VARIABLE
                               DWS CAPITAL      LARGE CAP      SMALL MID CAP     MIDCAP STOCK     INVESTMENT FUND --
                              GROWTH VIP --   VALUE VIP --     VALUE VIP --      PORTFOLIO --        MONEY MARKET
                             CLASS B SHARES  CLASS B SHARES   CLASS B SHARES    INITIAL SHARES        PORTFOLIO
                             --------------  --------------  ----------------  ----------------  -------------------
                                                             YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------
                              2013    2012    2013    2012     2013     2012     2013     2012      2013      2012
                             ------  ------  ------  ------  -------  -------  -------  -------  ---------  --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (38)    (64)    (94)    (95)    (281)    (398)     (79)    (845)   (17,147)  (11,862)
 Net realized gain
   (loss) on investments....     18    (197)  1,598    (243)   2,891   (2,917)     825   (1,600)        --        --
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  1,995   1,362  17,586   5,852   11,151   12,053   26,002   16,388         --        --
 Capital gain
   distribution.............     --      --      --      --       --       --       --       --         --        --
                             ------  ------  ------  ------  -------  -------  -------  -------  ---------  --------
    Increase (decrease)
     in net assets from
     operations.............  1,975   1,101  19,090   5,514   13,761    8,738   26,748   13,943    (17,147)  (11,862)
                             ------  ------  ------  ------  -------  -------  -------  -------  ---------  --------
From capital
 transactions (note 4):
 Net premiums...............     --      --      --      --       --       --       --       --         --        --
 Death benefits.............     --      --      --      --       --       --       --       --   (718,385) (740,905)
 Surrenders.................     --  (4,780) (5,098) (7,882)  (1,840) (24,295)  (4,040) (14,333)  (530,757) (254,049)
 Administrative expenses....    (25)    (22)    (92)    (94)    (143)    (172)    (601)    (544)    (3,225)   (1,135)
 Transfers between
   subaccounts
   (including fixed
   account), net............     34     (93) (4,701)    481  (18,411) (19,749)       1   (2,957) 1,567,622   958,878
                             ------  ------  ------  ------  -------  -------  -------  -------  ---------  --------
    Increase (decrease)
     in net assets from
     capital transactions...      9  (4,895) (9,891) (7,495) (20,394) (44,216)  (4,640) (17,834)   315,255   (37,211)
                             ------  ------  ------  ------  -------  -------  -------  -------  ---------  --------
Increase (decrease) in
 net assets.................  1,984  (3,794)  9,199  (1,981)  (6,633) (35,478)  22,108   (3,891)   298,108   (49,073)
Net assets at beginning
 of year....................  6,114   9,908  71,814  73,795   50,529   86,007   83,159   87,050    688,002   737,075
                             ------  ------  ------  ------  -------  -------  -------  -------  ---------  --------
Net assets at end of year... $8,098   6,114  81,013  71,814   43,896   50,529  105,267   83,159    986,110   688,002
                             ======  ======  ======  ======  =======  =======  =======  =======  =========  ========
Change in units (note 5):
 Units purchased............      3      --     119     326       27       75       --      371    173,240   121,576
 Units redeemed.............     (2)   (516) (1,002) (1,089)    (811)  (2,032)    (216)  (1,550)  (141,033) (125,506)
                             ------  ------  ------  ------  -------  -------  -------  -------  ---------  --------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      1    (516)   (883)   (763)    (784)  (1,957)    (216)  (1,179)    32,207    (3,930)
                             ======  ======  ======  ======  =======  =======  =======  =======  =========  ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    EATON VANCE VARIABLE
                             DREYFUS (CONTINUED)            TRUST
                            ---------------------  ----------------------
                             THE DREYFUS SOCIALLY
                              RESPONSIBLE GROWTH
                            FUND, INC. -- INITIAL     VT FLOATING-RATE
                                    SHARES               INCOME FUND
                            ---------------------  ----------------------

                            ----------------------------------------------
                               2013        2012       2013        2012
                            ----------  ---------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
   Net investment income
    (expense).............. $  (13,944)   (28,936)  1,568,846   1,585,479
   Net realized gain
    (loss) on investments..     55,416     61,589     244,109     244,913
   Change in unrealized
    appreciation
    (depreciation)
    on investments.........  1,198,184    358,482    (739,604)    392,858
   Capital gain
    distribution...........         --         --     574,708     781,643
                            ----------  ---------  ----------  ----------
     Increase (decrease)
       in net assets
       from operations.....  1,239,656    391,135   1,648,059   3,004,893
                            ----------  ---------  ----------  ----------
From capital
 transactions (note 4):
   Net premiums............        287        308   1,661,957     516,537
   Death benefits..........         --    (23,445)   (296,350)    (43,515)
   Surrenders..............    (23,142)  (183,793) (7,810,089) (6,999,504)
   Administrative
    expenses...............    (16,143)   (15,175)   (470,002)   (297,575)
   Transfers between
    subaccounts
    (including fixed
    account), net..........     24,145   (146,001) 20,571,349  40,708,574
                            ----------  ---------  ----------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........    (14,853)  (368,106) 13,656,865  33,884,517
                            ----------  ---------  ----------  ----------
Increase (decrease) in
 net assets................  1,224,803     23,029  15,304,924  36,889,410
Net assets at beginning
 of year...................  3,850,650  3,827,621  64,390,399  27,500,989
                            ----------  ---------  ----------  ----------
Net assets at end of year.. $5,075,453  3,850,650  79,695,323  64,390,399
                            ==========  =========  ==========  ==========
Change in units (note 5):
   Units purchased.........     14,245        305   5,521,139   4,576,887
   Units redeemed..........    (16,176)   (42,905) (4,365,176) (1,564,094)
                            ----------  ---------  ----------  ----------
   Net increase
    (decrease) in units
    from capital
    transactions with
    contract owners........     (1,931)   (42,600)  1,155,963   3,012,793
                            ==========  =========  ==========  ==========

                                                   FEDERATED INSURANCE SERIES
                            ------------------------------------------------------------------------

                             FEDERATED HIGH INCOME   FEDERATED HIGH INCOME      FEDERATED KAUFMANN
                                BOND FUND II --         BOND FUND II --         FUND II -- SERVICE
                                PRIMARY SHARES           SERVICE SHARES               SHARES
                            ----------------------  -----------------------  -----------------------
                              YEAR ENDED DECEMBER 31,
                            -------------------------------------------------------------------------
                               2013        2012         2013        2012        2013         2012
                            ----------  ----------  -----------  ----------  ----------  -----------
Increase (decrease) in
 net assets
From operations:
   Net investment income
    (expense)..............  1,286,135   1,492,234    1,986,630   2,396,245    (345,023)    (393,449)
   Net realized gain
    (loss) on investments..    345,053     158,067    1,092,032     750,458     935,106    4,772,442
   Change in unrealized
    appreciation
    (depreciation)
    on investments.........   (471,562)  1,242,531   (1,082,999)  1,360,274   4,575,795    1,770,071
   Capital gain
    distribution...........         --          --           --          --   1,984,572           --
                            ----------  ----------  -----------  ----------  ----------  -----------
     Increase (decrease)
       in net assets
       from operations.....  1,159,626   2,892,832    1,995,663   4,506,977   7,150,450    6,149,064
                            ----------  ----------  -----------  ----------  ----------  -----------
From capital
 transactions (note 4):
   Net premiums............     14,704       1,580      586,301     720,423      31,799       44,855
   Death benefits..........   (387,815)   (319,524)    (128,177)    (90,273)    (87,983)      (7,372)
   Surrenders.............. (2,745,850) (2,232,581)  (3,197,273) (4,464,746) (2,267,943)  (2,510,183)
   Administrative
    expenses...............    (34,637)    (41,243)    (125,166)   (144,248)    (81,057)     (95,277)
   Transfers between
    subaccounts
    (including fixed
    account), net.......... (1,612,421)    578,474   (8,094,548)  4,539,629  (1,740,161) (41,777,723)
                            ----------  ----------  -----------  ----------  ----------  -----------
     Increase (decrease)
       in net assets
       from capital
       transactions........ (4,766,019) (2,013,294) (10,958,863)    560,785  (4,145,345) (44,345,700)
                            ----------  ----------  -----------  ----------  ----------  -----------
Increase (decrease) in
 net assets................ (3,606,393)    879,538   (8,963,200)  5,067,762   3,005,105  (38,196,636)
Net assets at beginning
 of year................... 23,745,605  22,866,067   39,974,171  34,906,409  21,185,684   59,382,320
                            ----------  ----------  -----------  ----------  ----------  -----------
Net assets at end of year.. 20,139,212  23,745,605   31,010,971  39,974,171  24,190,789   21,185,684
                            ==========  ==========  ===========  ==========  ==========  ===========
Change in units (note 5):
   Units purchased.........    132,261     143,668      469,334     939,385      32,136       73,678
   Units redeemed..........   (315,887)   (238,613)  (1,014,741)   (911,094)   (247,943)  (4,724,433)
                            ----------  ----------  -----------  ----------  ----------  -----------
   Net increase
    (decrease) in units
    from capital
    transactions with
    contract owners........   (183,626)    (94,945)    (545,407)     28,291    (215,807)  (4,650,755)
                            ==========  ==========  ===========  ==========  ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 FEDERATED INSURANCE SERIES (CONTINUED)
                             ----------------------------------------------

                              FEDERATED MANAGED TAIL
                                 RISK FUND II --        FEDERATED MANAGED
                                  PRIMARY SHARES        VOLATILITY FUND II
                             -----------------------  ---------------------

                             -----------------------------------------------
                                 2013        2012        2013        2012
                             -----------  ----------  ----------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (39,325)    (89,707)    133,190    125,977
 Net realized gain
   (loss) on investments....     223,251      86,620     234,149     53,734
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     926,301     276,493   1,304,711    292,360
 Capital gain
   distribution.............     198,553     566,296          --    500,158
                             -----------  ----------  ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............   1,308,780     839,702   1,672,050    972,229
                             -----------  ----------  ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............       5,004       8,610      11,541     12,812
 Death benefits.............    (183,856)   (164,366)   (179,779)  (119,592)
 Surrenders.................  (1,262,103) (1,203,621) (1,123,133)  (890,533)
 Administrative expenses....     (16,714)    (19,902)    (13,176)   (15,439)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (165,138)   (217,719)    454,523    497,114
                             -----------  ----------  ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,622,807) (1,596,998)   (850,024)  (515,638)
                             -----------  ----------  ----------  ---------
Increase (decrease) in
 net assets.................    (314,027)   (757,296)    822,026    456,591
Net assets at beginning
 of year....................   9,331,647  10,088,943   8,751,719  8,295,128
                             -----------  ----------  ----------  ---------
Net assets at end of year... $ 9,017,620   9,331,647   9,573,745  8,751,719
                             ===========  ==========  ==========  =========
Change in units (note 5):
 Units purchased............       7,096       8,454      61,912     64,483
 Units redeemed.............    (142,364)   (157,270)   (106,405)   (91,494)
                             -----------  ----------  ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (135,268)   (148,816)    (44,493)   (27,011)
                             ===========  ==========  ==========  =========

                                          FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                             ----------------------------------------------------------------------
                                    VIP ASSET               VIP ASSET
                                   MANAGER/SM/             MANAGER/SM/            VIP BALANCED
                                  PORTFOLIO --            PORTFOLIO --            PORTFOLIO --
                                  INITIAL CLASS          SERVICE CLASS 2         SERVICE CLASS 2
                             ----------------------  ----------------------  ----------------------
                              YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------
                                2013        2012        2013        2012        2013        2012
                             ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    183,989     154,775     (67,039)    (86,247)   (459,377)   (280,971)
 Net realized gain
   (loss) on investments....    923,262     290,237     366,555     284,629   2,635,461   2,050,525
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  6,733,890   5,670,969   1,242,244   1,122,143   6,571,378   3,316,215
 Capital gain
   distribution.............    142,108     440,298      30,079     101,563   3,540,581   3,698,005
                             ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  7,983,249   6,556,279   1,571,839   1,422,088  12,288,043   8,783,774
                             ----------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     19,970      46,216     154,623      18,656     695,343     762,920
 Death benefits............. (1,186,826)   (557,865)    (11,364)      3,291    (198,306)   (204,067)
 Surrenders................. (5,573,595) (6,537,505)   (902,898) (2,977,911) (9,835,505) (7,768,043)
 Administrative expenses....    (55,573)    (64,009)    (27,468)    (28,440)   (307,331)   (278,823)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (718,068) (1,237,086) (1,099,747)   (216,943)  3,938,357   3,157,091
                             ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (7,514,092) (8,350,249) (1,886,854) (3,201,347) (5,707,442) (4,330,922)
                             ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................    469,157  (1,793,970)   (315,015) (1,779,259)  6,580,601   4,452,852
Net assets at beginning
 of year.................... 60,114,602  61,908,572  12,836,075  14,615,334  75,098,156  70,645,304
                             ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of year... 60,583,759  60,114,602  12,521,060  12,836,075  81,678,757  75,098,156
                             ==========  ==========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............     30,780      37,114      55,378     109,101   1,370,265   1,540,925
 Units redeemed.............   (243,517)   (319,625)   (193,826)   (361,667) (1,836,064) (1,919,186)
                             ----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (212,737)   (282,511)   (138,448)   (252,566)   (465,799)   (378,261)
                             ==========  ==========  ==========  ==========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                             ----------------------------------------------------------------------------------------------------
                                                                                       VIP DYNAMIC
                                                                                         CAPITAL
                                 VIP CONTRAFUND(R)          VIP CONTRAFUND(R)         APPRECIATION          VIP EQUITY-INCOME
                                    PORTFOLIO --              PORTFOLIO --            PORTFOLIO --            PORTFOLIO --
                                   INITIAL CLASS             SERVICE CLASS 2         SERVICE CLASS 2          INITIAL CLASS
                             -------------------------  ------------------------  --------------------  ------------------------
                                                                                YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------------
                                 2013          2012         2013         2012        2013       2012        2013         2012
                             ------------  -----------  -----------  -----------  ---------  ---------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (528,597)    (207,657)  (2,442,478)  (1,555,622)   (36,606)   (27,657)   1,125,001    1,652,688
 Net realized gain
   (loss) on investments....    5,313,306    1,572,143   14,750,964    4,410,275    188,248    242,635    1,587,441     (892,129)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   28,708,667   16,336,784   57,995,773   27,291,956    425,911    217,305   15,418,505    7,765,810
 Capital gain
   distribution.............       35,769           --       77,383           --    204,960         --    6,965,038    6,445,612
                             ------------  -----------  -----------  -----------  ---------  ---------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   33,529,145   17,701,270   70,381,642   30,146,609    782,513    432,283   25,095,985   14,971,981
                             ------------  -----------  -----------  -----------  ---------  ---------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      175,429       84,192    1,834,141    1,747,662      1,108     18,948      107,331       42,467
 Death benefits.............   (2,353,300)  (1,433,192)  (1,030,592)    (801,731)    (5,270)    27,478   (1,362,730)  (1,206,878)
 Surrenders.................  (15,644,736) (14,205,409) (27,913,001) (26,994,010)  (281,177)  (473,170) (11,605,177) (11,319,582)
 Administrative expenses....     (188,171)    (201,247)  (1,470,783)  (1,330,273)    (8,530)    (6,215)    (127,803)    (134,677)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (2,296,395)  (2,764,935) (18,903,708) 148,900,381    104,177     73,802   (1,196,004)  (2,619,319)
                             ------------  -----------  -----------  -----------  ---------  ---------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (20,307,173) (18,520,591) (47,483,943) 121,522,029   (189,692)  (359,157) (14,184,383) (15,237,989)
                             ------------  -----------  -----------  -----------  ---------  ---------  -----------  -----------
Increase (decrease) in
 net assets.................   13,221,972     (819,321)  22,897,699  151,668,638    592,821     73,126   10,911,602     (266,008)
Net assets at beginning
 of year....................  123,400,384  124,219,705  267,619,722  115,951,084  2,110,859  2,037,733  100,588,484  100,854,492
                             ------------  -----------  -----------  -----------  ---------  ---------  -----------  -----------
Net assets at end of year... $136,622,356  123,400,384  290,517,421  267,619,722  2,703,680  2,110,859  111,500,086  100,588,484
                             ============  ===========  ===========  ===========  =========  =========  ===========  ===========
Change in units (note 5):
 Units purchased............      151,152      222,866    1,686,419   19,672,397     33,286    140,282      169,744      130,378
 Units redeemed.............     (861,699)    (942,962)  (5,257,390)  (6,115,100)   (38,619)  (162,289)    (573,623)    (703,171)
                             ------------  -----------  -----------  -----------  ---------  ---------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (710,547)    (720,096)  (3,570,971)  13,557,297     (5,333)   (22,007)    (403,879)    (572,793)
                             ============  ===========  ===========  ===========  =========  =========  ===========  ===========

                             -------------------------


                                 VIP EQUITY-INCOME
                                   PORTFOLIO --
                                  SERVICE CLASS 2
                             ------------------------

                             -------------------------
                                 2013         2012
                             -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     795,179    1,637,925
 Net realized gain
   (loss) on investments....   4,304,240      440,833
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  18,311,064    5,678,757
 Capital gain
   distribution.............   9,457,200    8,956,040
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  32,867,683   16,713,555
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............     832,512      601,178
 Death benefits.............    (394,510)    (475,210)
 Surrenders................. (13,500,962) (13,286,290)
 Administrative expenses....    (723,971)    (638,615)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (5,707,446)  80,226,735
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (19,494,377)  66,427,798
                             -----------  -----------
Increase (decrease) in
 net assets.................  13,373,306   83,141,353
Net assets at beginning
 of year.................... 135,615,658   52,474,305
                             -----------  -----------
Net assets at end of year... 148,988,964  135,615,658
                             ===========  ===========
Change in units (note 5):
 Units purchased............     977,248   10,664,648
 Units redeemed.............  (2,568,860)  (2,939,096)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (1,591,612)   7,725,552
                             ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                             FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                             -------------------------------------------------------------------------------------------------
                                       VIP                      VIP                 VIP GROWTH              VIP GROWTH
                                     GROWTH &                GROWTH &             OPPORTUNITIES            OPPORTUNITIES
                               INCOME PORTFOLIO --      INCOME PORTFOLIO --        PORTFOLIO --            PORTFOLIO --
                                  INITIAL CLASS           SERVICE CLASS 2         INITIAL CLASS           SERVICE CLASS 2
                             -----------------------  ----------------------  ---------------------  ------------------------
                                                                                                                  PERIOD FROM
                                                                                                                 JANUARY 27 TO
                                                           YEAR ENDED DECEMBER 31,                               DECEMBER 31,
                             ----------------------------------------------------------------------------------  -------------
                                 2013        2012        2013        2012        2013        2012       2013         2012
                             -----------  ----------  ----------  ----------  ----------  ---------  ----------  -------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    98,014     162,714      15,330      63,802    (127,101)  (106,590)   (495,787)    (409,765)
 Net realized gain
   (loss) on investments....   1,438,184     574,329   1,200,510     458,652     961,410    483,315   2,293,982      684,976
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   5,224,888   3,040,971   3,598,779   1,543,180   2,520,871  1,209,893   7,144,954    1,873,143
 Capital gain
   distribution.............          --      11,130          --       7,066       5,604         --      14,618           --
                             -----------  ----------  ----------  ----------  ----------  ---------  ----------   ----------
    Increase (decrease)
     in net assets from
     operations.............   6,761,086   3,789,144   4,814,619   2,072,700   3,360,784  1,586,618   8,957,767    2,148,354
                             -----------  ----------  ----------  ----------  ----------  ---------  ----------   ----------
From capital
 transactions (note 4):
 Net premiums...............      86,270      95,810     235,380      70,112      23,362      3,017     226,351      175,439
 Death benefits.............    (514,467)   (360,738)    (39,781)   (157,860)    (85,092)  (149,308)    (79,834)     (37,142)
 Surrenders.................  (3,343,651) (3,231,037) (1,963,600) (1,642,319) (1,243,463)  (817,030) (2,834,110)  (2,351,470)
 Administrative expenses....     (46,585)    (51,100)    (62,717)    (47,396)    (18,179)   (19,846)   (174,785)    (150,146)
 Transfers between
   subaccounts
   (including fixed
   account), net............     482,975    (557,746)  1,851,005     760,217     137,832    223,782  (4,739,828)  29,488,228
                             -----------  ----------  ----------  ----------  ----------  ---------  ----------   ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (3,335,458) (4,104,811)     20,287  (1,017,246) (1,185,540)  (759,385) (7,602,206)  27,124,909
                             -----------  ----------  ----------  ----------  ----------  ---------  ----------   ----------
Increase (decrease) in
 net assets.................   3,425,628    (315,667)  4,834,906   1,055,454   2,175,244    827,233   1,355,561   29,273,263
Net assets at beginning
 of year....................  23,112,514  23,428,181  14,603,548  13,548,094   9,669,146  8,841,913  29,273,263           --
                             -----------  ----------  ----------  ----------  ----------  ---------  ----------   ----------
Net assets at end of year... $26,538,142  23,112,514  19,438,454  14,603,548  11,844,390  9,669,146  30,628,824   29,273,263
                             ===========  ==========  ==========  ==========  ==========  =========  ==========   ==========
Change in units (note 5):
 Units purchased............     153,981     126,571     409,972     347,257     154,021    156,692     374,350    3,712,112
 Units redeemed.............    (373,988)   (430,059)   (381,653)   (453,511)   (237,249)  (208,844)   (992,730)    (977,170)
                             -----------  ----------  ----------  ----------  ----------  ---------  ----------   ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (220,007)   (303,488)     28,319    (106,254)    (83,228)   (52,152)   (618,380)   2,734,942
                             ===========  ==========  ==========  ==========  ==========  =========  ==========   ==========

                             -----------------------

                                   VIP GROWTH
                                  PORTFOLIO --
                                  INITIAL CLASS
                             ----------------------

                                   YEAR ENDED
                                  DECEMBER 31,
                             ----------------------
                                2013        2012
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (693,812)   (505,159)
 Net realized gain
   (loss) on investments....  3,232,297   1,999,198
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... 16,484,231   6,419,570
 Capital gain
   distribution.............     42,796          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations............. 19,065,512   7,913,609
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    159,084     119,488
 Death benefits............. (1,356,267)   (499,084)
 Surrenders................. (6,884,055) (7,085,398)
 Administrative expenses....    (81,379)    (89,468)
 Transfers between
   subaccounts
   (including fixed
   account), net............ (1,271,346) (1,690,356)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (9,433,963) (9,244,818)
                             ----------  ----------
Increase (decrease) in
 net assets.................  9,631,549  (1,331,209)
Net assets at beginning
 of year.................... 59,904,387  61,235,596
                             ----------  ----------
Net assets at end of year... 69,535,936  59,904,387
                             ==========  ==========
Change in units (note 5):
 Units purchased............     44,688      92,134
 Units redeemed.............   (376,188)   (490,082)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (331,500)   (397,948)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                            FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                             ---------------------------------------------------------------------------------------------
                                    VIP GROWTH               VIP GROWTH           VIP INVESTMENT GRADE      VIP MID CAP
                                   PORTFOLIO --          STOCK PORTFOLIO --         BOND PORTFOLIO --       PORTFOLIO --
                                 SERVICE CLASS 2           SERVICE CLASS 2           SERVICE CLASS 2       INITIAL CLASS
                             -----------------------  ------------------------  ------------------------  ---------------
                                          YEAR ENDED               PERIOD FROM                               YEAR ENDED
                                         DECEMBER 31,             JANUARY 27 TO                             DECEMBER 31,
                             -----------------------------------  DECEMBER 31,  ------------------------------------------
                                 2013        2012        2013         2012          2013         2012      2013     2012
                             -----------  ----------  ----------  ------------- -----------  -----------  ------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (318,033)   (250,207)   (585,751)    (395,771)      379,963      669,797     (84)     (31)
 Net realized gain
   (loss) on investments....   1,490,271   1,584,970   2,463,157      575,129      (850,352)     728,355   1,561    1,497
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   4,779,766   1,414,530   5,903,073    3,229,095    (6,310,227)    (708,183)  3,664      103
 Capital gain
   distribution.............      15,737          --   3,394,288           --     1,529,573    3,855,238   3,465    2,125
                             -----------  ----------  ----------   ----------   -----------  -----------  ------  -------
    Increase (decrease)
     in net assets from
     operations.............   5,967,741   2,749,293  11,174,767    3,408,453    (5,251,043)   4,545,207   8,606    3,694
                             -----------  ----------  ----------   ----------   -----------  -----------  ------  -------
From capital
 transactions (note 4):
 Net premiums...............     180,304     113,541     300,323      182,392     1,045,435    1,018,223     240      240
 Death benefits.............    (106,165)    (31,792)   (131,251)     (49,426)     (295,318)    (141,770)     --       --
 Surrenders.................  (2,237,165) (2,206,975) (3,574,429)  (3,233,235)  (12,644,374) (12,869,511) (6,110) (11,845)
 Administrative expenses....     (56,825)    (47,417)   (253,243)    (219,142)     (850,366)    (812,821)     --       --
 Transfers between
   subaccounts
   (including fixed
   account), net............   3,826,021  (2,815,280) (5,754,313)  38,718,614    (4,347,747) 134,531,587     (90)      18
                             -----------  ----------  ----------   ----------   -----------  -----------  ------  -------
    Increase (decrease)
     in net assets from
     capital transactions...   1,606,170  (4,987,923) (9,412,913)  35,399,203   (17,092,370) 121,725,708  (5,960) (11,587)
                             -----------  ----------  ----------   ----------   -----------  -----------  ------  -------
Increase (decrease) in
 net assets.................   7,573,911  (2,238,630)  1,761,854   38,807,656   (22,343,413) 126,270,915   2,646   (7,893)
Net assets at beginning
 of year....................  17,689,212  19,927,842  38,807,656           --   142,492,358   16,221,443  27,116   35,009
                             -----------  ----------  ----------   ----------   -----------  -----------  ------  -------
Net assets at end of year... $25,263,123  17,689,212  40,569,510   38,807,656   120,148,945  142,492,358  29,762   27,116
                             ===========  ==========  ==========   ==========   ===========  ===========  ======  =======
Change in units (note 5):
 Units purchased............     568,347     325,316     171,474    4,375,744     1,815,640   13,117,489       8       10
 Units redeemed.............    (543,780)   (945,395)   (921,533)    (801,222)   (3,222,337)  (3,086,982)   (202)    (495)
                             -----------  ----------  ----------   ----------   -----------  -----------  ------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      24,567    (620,079)   (750,059)   3,574,522    (1,406,697)  10,030,507    (194)    (485)
                             ===========  ==========  ==========   ==========   ===========  ===========  ======  =======

                             -------------------------
                                    VIP MID CAP
                                   PORTFOLIO --
                                  SERVICE CLASS 2
                             ------------------------


                             -------------------------
                                 2013         2012
                             -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  (2,416,619)  (2,114,966)
 Net realized gain
   (loss) on investments....   7,621,779    3,301,304
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  24,037,822    1,748,492
 Capital gain
   distribution.............  22,146,427   13,623,164
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  51,389,409   16,557,994
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............   1,026,673      909,208
 Death benefits.............  (1,283,128)  (1,311,546)
 Surrenders................. (17,110,626) (18,310,069)
 Administrative expenses....    (748,781)    (678,879)
 Transfers between
   subaccounts
   (including fixed
   account), net............ (13,925,484)  75,314,951
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (32,041,346)  55,923,665
                             -----------  -----------
Increase (decrease) in
 net assets.................  19,348,063   72,481,659
Net assets at beginning
 of year.................... 170,431,257   97,949,598
                             -----------  -----------
Net assets at end of year... 189,779,320  170,431,257
                             ===========  ===========
Change in units (note 5):
 Units purchased............     859,279    8,080,442
 Units redeemed.............  (2,772,928)  (2,350,200)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (1,913,649)   5,730,242
                             ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                                               (CONTINUED)
                             ----------------------------------------------

                                   VIP OVERSEAS             VIP VALUE
                                   PORTFOLIO --       STRATEGIES PORTFOLIO --
                                  INITIAL CLASS          SERVICE CLASS 2
                             -----------------------  ---------------------
                                                                            Y
                             ------------------------------------------------
                                 2013        2012        2013         2012
                             -----------  ----------  ----------   ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $      (831)    127,697     (70,623)    (39,225)
 Net realized gain
   (loss) on investments....     292,438    (479,419)    517,443     234,674
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   5,789,558   4,285,923   1,810,537     568,040
 Capital gain
   distribution.............      90,435      76,502          --          --
                             -----------  ----------  ----------   ---------
    Increase (decrease)
     in net assets from
     operations.............   6,171,600   4,010,703   2,257,357     763,489
                             -----------  ----------  ----------   ---------
From capital
 transactions (note 4):
 Net premiums...............      19,238      23,075     284,172      27,430
 Death benefits.............    (389,000)   (119,949)     11,941         865
 Surrenders.................  (2,410,081) (2,647,166)   (871,276)   (411,803)
 Administrative expenses....     (31,153)    (31,546)    (39,924)     (9,243)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (246,036)    115,994   6,281,604   1,066,102
                             -----------  ----------  ----------   ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (3,057,032) (2,659,592)  5,666,517     673,351
                             -----------  ----------  ----------   ---------
Increase (decrease) in
 net assets.................   3,114,568   1,351,111   7,923,874   1,436,840
Net assets at beginning
 of year....................  23,477,999  22,126,888   4,494,470   3,057,630
                             -----------  ----------  ----------   ---------
Net assets at end of year... $26,592,567  23,477,999  12,418,344   4,494,470
                             ===========  ==========  ==========   =========
Change in units (note 5):
 Units purchased............      69,497      90,201     616,418     250,184
 Units redeemed.............    (190,091)   (223,932)   (244,495)   (202,656)
                             -----------  ----------  ----------   ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (120,594)   (133,731)    371,923      47,528
                             ===========  ==========  ==========   =========

                                      FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                             ---------------------------------------------------------------------
                                                         FRANKLIN LARGE      FRANKLIN TEMPLETON
                                  FRANKLIN INCOME          CAP GROWTH        VIP FOUNDING FUNDS
                                SECURITIES FUND --     SECURITIES FUND --    ALLOCATION FUND --
                                  CLASS 2 SHARES         CLASS 2 SHARES        CLASS 2 SHARES
                             ------------------------  -----------------  ------------------------
                             EAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------
                                 2013         2012       2013      2012       2013         2012
                             -----------  -----------  --------  -------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  23,171,634   25,075,390    (1,508)  (2,385)  10,897,093      947,994
 Net realized gain
   (loss) on investments....   3,641,039   (3,206,225)   18,299      382      420,023      261,149
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  31,620,854   33,953,946    60,417   38,747   (8,905,864)  11,963,158
 Capital gain
   distribution.............          --           --        --       --   18,956,728           --
                             -----------  -----------  --------  -------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  58,433,527   55,823,111    77,208   36,744   21,367,980   13,172,301
                             -----------  -----------  --------  -------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............   1,286,412    2,199,146        --       --      553,975      376,663
 Death benefits.............  (1,111,460)  (1,057,656)       --       --     (222,565)    (407,259)
 Surrenders................. (64,743,291) (66,602,144) (103,034) (39,537) (11,330,586)  (9,264,204)
 Administrative expenses....  (1,484,564)  (1,461,028)   (1,084)  (1,076)    (563,271)    (539,079)
 Transfers between
   subaccounts
   (including fixed
   account), net............ (21,272,973) (26,923,231)  (14,115)  (9,588)  (3,661,324)  (3,537,725)
                             -----------  -----------  --------  -------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (87,325,876) (93,844,913) (118,233) (50,201) (15,223,771) (13,371,604)
                             -----------  -----------  --------  -------  -----------  -----------
Increase (decrease) in
 net assets................. (28,892,349) (38,021,802)  (41,025) (13,457)   6,144,209     (199,303)
Net assets at beginning
 of year.................... 540,760,990  578,782,792   332,231  345,688  106,153,253  106,352,556
                             -----------  -----------  --------  -------  -----------  -----------
Net assets at end of year... 511,868,641  540,760,990   291,206  332,231  112,297,462  106,153,253
                             ===========  ===========  ========  =======  ===========  ===========
Change in units (note 5):
 Units purchased............   1,169,705    2,134,829        37      173      517,440      416,124
 Units redeemed.............  (7,666,679)  (9,809,383)   (7,324)  (3,785)  (1,983,722)  (1,933,633)
                             -----------  -----------  --------  -------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (6,496,974)  (7,674,554)   (7,287)  (3,612)  (1,466,282)  (1,517,509)
                             ===========  ===========  ========  =======  ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                        FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                             ----------------------------------------------------------------------------------------------
                                                                                                       TEMPLETON GLOBAL
                                   MUTUAL SHARES         TEMPLETON FOREIGN      TEMPLETON FOREIGN       BOND SECURITIES
                                SECURITIES FUND --       SECURITIES FUND --    SECURITIES FUND --           FUND --
                                  CLASS 2 SHARES           CLASS 1 SHARES        CLASS 2 SHARES         CLASS 1 SHARES
                             ------------------------  ---------------------  --------------------  ----------------------
                                                    YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------  -----------------------
                                 2013         2012        2013        2012       2013       2012       2013        2012
                             -----------  -----------  ----------  ---------  ---------  ---------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   102,672       49,090     111,599    165,962      9,732     23,344     409,894     646,954
 Net realized gain
   (loss) on investments....   1,050,874    5,477,768     233,280   (153,845)    60,528    (29,828)    187,490     257,318
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   3,688,086   (1,792,864)  1,679,995  1,460,989    229,598    241,671    (693,233)    666,030
 Capital gain
   distribution.............          --           --          --         --         --         --     140,876      19,863
                             -----------  -----------  ----------  ---------  ---------  ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   4,841,632    3,733,994   2,024,874  1,473,106    299,858    235,187      45,027   1,590,165
                             -----------  -----------  ----------  ---------  ---------  ---------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      27,778       80,024       6,041      9,222         --         --       2,292       3,889
 Death benefits.............     (51,945)    (167,929)    (57,353)    30,510     (6,356)        --    (152,368)   (124,806)
 Surrenders.................  (2,050,603)  (2,664,765) (1,072,736)  (970,467)  (370,558)  (304,304) (1,220,016) (1,953,418)
 Administrative expenses....     (79,805)     (93,286)    (18,359)   (16,742)    (2,770)    (2,832)    (18,087)    (20,614)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,098,579) (40,035,339)    607,579     98,252    (67,481)   475,211    (295,080)    713,430
                             -----------  -----------  ----------  ---------  ---------  ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (3,253,154) (42,881,295)   (534,828)  (849,225)  (447,165)   168,075  (1,683,259) (1,381,519)
                             -----------  -----------  ----------  ---------  ---------  ---------  ----------  ----------
Increase (decrease) in
 net assets.................   1,588,478  (39,147,301)  1,490,046    623,881   (147,307)   403,262  (1,638,232)    208,646
Net assets at beginning
 of year....................  19,987,527   59,134,828   9,998,030  9,374,149  1,688,220  1,284,958  12,373,638  12,164,992
                             -----------  -----------  ----------  ---------  ---------  ---------  ----------  ----------
Net assets at end of year... $21,576,005   19,987,527  11,488,076  9,998,030  1,540,913  1,688,220  10,735,406  12,373,638
                             ===========  ===========  ==========  =========  =========  =========  ==========  ==========
Change in units (note 5):
 Units purchased............      73,865      165,846     103,524    138,204      8,614     66,200      38,279      94,317
 Units redeemed.............    (307,633)  (4,767,745)   (144,543)  (209,828)   (40,767)   (43,836)   (129,671)   (173,482)
                             -----------  -----------  ----------  ---------  ---------  ---------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (233,768)  (4,601,899)    (41,019)   (71,624)   (32,153)    22,364     (91,392)    (79,165)
                             ===========  ===========  ==========  =========  =========  =========  ==========  ==========

                             -----------------------

                                TEMPLETON GROWTH
                               SECURITIES FUND --
                                 CLASS 2 SHARES
                             ----------------------

                             -----------------------
                                2013        2012
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    119,038      59,152
 Net realized gain
   (loss) on investments....    602,233    (248,314)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  2,817,536   2,282,988
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  3,538,807   2,093,826
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     28,680      36,855
 Death benefits.............     13,812      11,937
 Surrenders................. (1,712,959) (1,128,664)
 Administrative expenses....    (55,912)    (47,315)
 Transfers between
   subaccounts
   (including fixed
   account), net............  2,471,267     568,760
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...    744,888    (558,427)
                             ----------  ----------
Increase (decrease) in
 net assets.................  4,283,695   1,535,399
Net assets at beginning
 of year.................... 13,083,806  11,548,407
                             ----------  ----------
Net assets at end of year... 17,367,501  13,083,806
                             ==========  ==========
Change in units (note 5):
 Units purchased............    498,590     267,794
 Units redeemed.............   (460,002)   (343,954)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     38,588     (76,160)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                             GE INVESTMENTS FUNDS, INC.
                             ------------------------------------------------------------------------------------------------
                                    CORE VALUE
                                  EQUITY FUND --          INCOME FUND --       PREMIER GROWTH EQUITY  REAL ESTATE SECURITIES
                                  CLASS 1 SHARES          CLASS 1 SHARES      FUND -- CLASS 1 SHARES  FUND -- CLASS 1 SHARES
                             -----------------------  ----------------------  ----------------------  ----------------------
                                                                              YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------------
                                 2013        2012        2013        2012        2013        2012        2013        2012
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (97,512)    (58,733)    297,552     260,930    (322,473)   (236,576)      2,053     193,860
 Net realized gain
   (loss) on investments....     520,710     137,269     (11,506)    199,879   2,246,449   2,019,003   3,514,086   3,267,567
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   2,456,999   1,516,483  (1,274,858)  1,360,070   5,103,754   4,246,025  (9,946,643)  5,748,232
 Capital gain
   distribution.............   1,055,201          --          --          --   2,256,771          --   4,489,547          --
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   3,935,398   1,595,019    (988,812)  1,820,879   9,284,501   6,028,452  (1,940,957)  9,209,659
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     178,880      58,812     358,865     101,909      82,610      79,833     563,648     344,271
 Death benefits.............    (134,609)   (259,992)   (525,643) (2,438,587)   (379,865)   (694,636)   (611,126)   (320,304)
 Surrenders.................  (1,259,307) (1,741,995) (3,945,456) (6,634,146) (3,768,705) (4,753,150) (6,990,152) (7,909,499)
 Administrative expenses....     (43,173)    (41,210)    (81,563)    (98,441)    (79,815)    (83,217)   (294,451)   (203,396)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (588,796)   (384,049) (2,219,935)   (497,076) (1,037,473) (3,502,413) 27,647,535    (181,700)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,847,005) (2,368,434) (6,413,732) (9,566,341) (5,183,248) (8,953,583) 20,315,454  (8,270,628)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................   2,088,393    (773,415) (7,402,544) (7,745,462)  4,101,253  (2,925,131) 18,374,497     939,031
Net assets at beginning
 of year....................  13,554,487  14,327,902  38,054,437  45,799,899  30,757,869  33,683,000  64,380,833  63,441,802
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of year... $15,642,880  13,554,487  30,651,893  38,054,437  34,859,122  30,757,869  82,755,330  64,380,833
                             ===========  ==========  ==========  ==========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............      52,087      46,726     169,890     331,192     141,686     181,545   2,669,035     568,179
 Units redeemed.............    (171,324)   (241,286)   (596,251)   (973,809)   (506,189)   (929,193) (1,014,564)   (854,259)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (119,237)   (194,560)   (426,361)   (642,617)   (364,503)   (747,648)  1,654,471    (286,080)
                             ===========  ==========  ==========  ==========  ==========  ==========  ==========  ==========

                             -------------------------


                               S&P 500(R) INDEX FUND
                             ------------------------

                             -------------------------
                                 2013         2012
                             -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     381,484      657,963
 Net realized gain
   (loss) on investments....  10,330,018    5,500,323
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  31,054,679   14,566,727
 Capital gain
   distribution.............          --           --
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  41,766,181   20,725,013
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............     906,369      990,580
 Death benefits.............    (828,944)  (1,942,713)
 Surrenders................. (19,770,850) (18,275,302)
 Administrative expenses....    (344,451)    (357,529)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,831,031)   1,295,481
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (22,868,907) (18,289,483)
                             -----------  -----------
Increase (decrease) in
 net assets.................  18,897,274    2,435,530
Net assets at beginning
 of year.................... 150,686,034  148,250,504
                             -----------  -----------
Net assets at end of year... 169,583,308  150,686,034
                             ===========  ===========
Change in units (note 5):
 Units purchased............   1,022,719    1,607,372
 Units redeemed.............  (2,315,706)  (2,681,820)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (1,292,987)  (1,074,448)
                             ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                                                               GE INVESTMENTS FUNDS, INC. (CONTINUED)
                             ----------------------------------------------------------------------------------

                             SMALL-CAP EQUITY FUND --     TOTAL RETURN FUND --         TOTAL RETURN FUND --
                                  CLASS 1 SHARES             CLASS 1 SHARES               CLASS 3 SHARES
                             -----------------------  ---------------------------  ---------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------
                                 2013        2012          2013          2012          2013           2012
                             -----------  ----------  -------------  ------------  ------------  -------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (621,630)   (611,386)    (1,838,294)   (1,348,337)   (7,269,409)    (6,785,678)
 Net realized gain
   (loss) on investments....   2,152,938   1,720,374     30,837,255     9,717,443    17,447,551      2,129,595
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   5,550,672     342,505     46,752,894    93,613,828    60,160,634    103,519,554
 Capital gain
   distribution.............   4,876,639   3,351,066     48,060,705            --    46,637,681             --
                             -----------  ----------  -------------  ------------  ------------  -------------
    Increase (decrease)
     in net assets from
     operations.............  11,958,619   4,802,559    123,812,560   101,982,934   116,976,457     98,863,471
                             -----------  ----------  -------------  ------------  ------------  -------------
From capital
 transactions (note 4):
 Net premiums...............     210,413      65,583     13,480,452    15,897,233     5,756,394     10,182,027
 Death benefits.............    (361,175)   (616,157)    (1,538,023)   (3,223,016)   (2,063,287)    (2,187,608)
 Surrenders.................  (4,941,606) (5,262,701)  (129,101,451) (123,904,520)  (97,134,382)   (89,082,909)
 Administrative expenses....     (99,262)    (94,792)      (598,321)     (635,006)   (3,577,986)    (3,515,598)
 Transfers between
   subaccounts
   (including fixed
   account), net............     270,056  (3,488,563)    24,863,883    19,683,128   (28,655,752)   (30,878,175)
                             -----------  ----------  -------------  ------------  ------------  -------------
    Increase (decrease)
     in net assets from
     capital transactions...  (4,921,574) (9,396,630)   (92,893,460)  (92,182,181) (125,675,013)  (115,482,263)
                             -----------  ----------  -------------  ------------  ------------  -------------
Increase (decrease) in
 net assets.................   7,037,045  (4,594,071)    30,919,100     9,800,753    (8,698,556)   (16,618,792)
Net assets at beginning
 of year....................  36,787,029  41,381,100    994,987,054   985,186,301   997,522,789  1,014,141,581
                             -----------  ----------  -------------  ------------  ------------  -------------
Net assets at end of year... $43,824,074  36,787,029  1,025,906,154   994,987,054   988,824,233    997,522,789
                             ===========  ==========  =============  ============  ============  =============
Change in units (note 5):
 Units purchased............     171,360     104,623      9,035,104     7,425,947     2,606,928      3,389,693
 Units redeemed.............    (392,699)   (614,150)   (15,549,867)  (14,793,417)  (14,295,811)   (15,142,246)
                             -----------  ----------  -------------  ------------  ------------  -------------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (221,339)   (509,527)    (6,514,763)   (7,367,470)  (11,688,883)   (11,752,553)
                             ===========  ==========  =============  ============  ============  =============

                                                          GOLDMAN SACHS
                                                       VARIABLE INSURANCE
                                                              TRUST
                             ----------------------- ----------------------
                                                       GOLDMAN SACHS LARGE
                               U.S. EQUITY FUND --      CAP VALUE FUND --
                                 CLASS 1 SHARES       INSTITUTIONAL SHARES
                             ----------------------  ----------------------

                             -----------------------------------------------
                                2013        2012        2013        2012
                             ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (161,149)    (85,034)    (28,889)    (14,666)
 Net realized gain
   (loss) on investments....  1,363,368     429,305     363,935     (42,195)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  6,458,001   3,255,737   1,330,428   1,414,193
 Capital gain
   distribution.............         --          --   1,220,821     229,612
                             ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  7,660,220   3,600,008   2,886,295   1,586,944
                             ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     64,836     150,542         784         168
 Death benefits.............   (265,103)   (279,464)   (108,107)   (141,587)
 Surrenders................. (2,874,248) (3,145,560) (1,129,001) (1,032,835)
 Administrative expenses....    (69,134)    (66,708)    (16,178)    (16,020)
 Transfers between
   subaccounts
   (including fixed
   account), net............ (1,022,502) (1,265,468)    307,396    (716,978)
                             ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (4,166,151) (4,606,658)   (945,106) (1,907,252)
                             ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................  3,494,069  (1,006,650)  1,941,189    (320,308)
Net assets at beginning
 of year.................... 25,799,417  26,806,067   9,408,070   9,728,378
                             ----------  ----------  ----------  ----------
Net assets at end of year... 29,293,486  25,799,417  11,349,259   9,408,070
                             ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............    104,341      66,881      85,535      29,872
 Units redeemed.............   (406,011)   (451,944)   (152,136)   (209,972)
                             ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (301,670)   (385,063)    (66,601)   (180,100)
                             ==========  ==========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              GOLDMAN SACHS VARIABLE INSURANCE TRUST (CONTINUED)                    JPMORGAN INSURANCE TRUST
                             ---------------------------------------------------  --------------------------------------------

                                                          GOLDMAN SACHS MONEY       JPMORGAN INSURANCE    JPMORGAN INSURANCE
                               GOLDMAN SACHS MID CAP         MARKET FUND --          TRUST CORE BOND      TRUST EQUITY INDEX
                                    VALUE FUND               SERVICE SHARES        PORTFOLIO -- CLASS 1  PORTFOLIO -- CLASS 1
                             ------------------------  -------------------------  ---------------------  --------------------
                                          PERIOD FROM
                              YEAR ENDED  AUGUST 3 TO                                  YEAR ENDED DECEMBER 31,
                             DECEMBER 31, DECEMBER 31, -----------------------------------------------------------------------
                                 2013         2012         2013          2012        2013        2012       2013       2012
                             ------------ ------------ ------------  -----------  ----------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (402,949)    (204,627)   (2,964,186)  (1,312,265)    123,079    146,574      1,388     (1,029)
 Net realized gain
   (loss) on investments....   3,780,523      931,085            --           --      18,210     76,987    142,539    142,621
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   7,812,058    7,785,914            --           --    (275,010)   (50,258)   192,207     94,245
 Capital gain
   distribution.............   4,624,160           --            --           --          --         --     56,869         --
                             -----------   ----------  ------------  -----------  ----------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............  15,813,792    8,512,372    (2,964,186)  (1,312,265)   (133,721)   173,303    393,003    235,837
                             -----------   ----------  ------------  -----------  ----------  ---------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............      93,518      122,708     1,961,227      576,467          --         --         --         --
 Death benefits.............  (1,056,043)    (751,484) (106,127,472) (38,187,419)    (14,452)        --     (8,468)        --
 Surrenders.................  (7,712,589)  (7,225,620)  (82,607,414) (30,263,042)   (921,443)  (805,810)  (337,327)  (257,854)
 Administrative expenses....     (98,885)     (91,603)     (458,259)    (214,899)     (6,701)    (7,453)    (2,078)    (2,143)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (154,545)    (422,926)  161,447,328  271,010,143      62,456    (87,108)  (152,562)  (550,461)
                             -----------   ----------  ------------  -----------  ----------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (8,928,544)  (8,368,925)  (25,784,590) 202,921,250    (880,140)  (900,371)  (500,435)  (810,458)
                             -----------   ----------  ------------  -----------  ----------  ---------  ---------  ---------
Increase (decrease) in
 net assets.................   6,885,248      143,447   (28,748,776) 201,608,985  (1,013,861)  (727,068)  (107,432)  (574,621)
Net assets at beginning
 of year....................  53,735,509   53,592,062   201,608,985           --   4,553,033  5,280,101  1,581,320  2,155,941
                             -----------   ----------  ------------  -----------  ----------  ---------  ---------  ---------
Net assets at end of year... $60,620,757   53,735,509   172,860,209  201,608,985   3,539,172  4,553,033  1,473,888  1,581,320
                             ===========   ==========  ============  ===========  ==========  =========  =========  =========
Change in units (note 5):
 Units purchased............     264,863      187,976    25,232,681   32,291,069      34,835     46,317      3,326     17,099
 Units redeemed.............    (513,896)    (554,868)  (27,854,171) (12,001,042)   (100,597)  (112,854)   (44,327)   (96,773)
                             -----------   ----------  ------------  -----------  ----------  ---------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (249,033)    (366,892)   (2,621,490)  20,290,027     (65,762)   (66,537)   (41,001)   (79,674)
                             ===========   ==========  ============  ===========  ==========  =========  =========  =========

                             --------------------
                                 JPMORGAN
                             INSURANCE TRUST
                             INTERNATIONAL EQUITY
                             PORTFOLIO -- CLASS 1
                             --------------------


                             --------------------
                              2013       2012
                              ------    -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    125        235
 Net realized gain
   (loss) on investments....  3,273      2,007
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  8,429     12,699
 Capital gain
   distribution.............     --         --
                              ------    -------
    Increase (decrease)
     in net assets from
     operations............. 11,827     14,941
                              ------    -------
From capital
 transactions (note 4):
 Net premiums...............     --         --
 Death benefits.............     --         --
 Surrenders................. (7,952)    (6,576)
 Administrative expenses....   (507)      (480)
 Transfers between
   subaccounts
   (including fixed
   account), net............  8,957     (6,797)
                              ------    -------
    Increase (decrease)
     in net assets from
     capital transactions...    498    (13,853)
                              ------    -------
Increase (decrease) in
 net assets................. 12,325      1,088
Net assets at beginning
 of year.................... 83,080     81,992
                              ------    -------
Net assets at end of year... 95,405     83,080
                              ======    =======
Change in units (note 5):
 Units purchased............  1,338        680
 Units redeemed............. (1,255)    (1,628)
                              ------    -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     83       (948)
                              ======    =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                          JPMORGAN INSURANCE TRUST (CONTINUED)
                             -----------------------------------------------------------------------------------
                                   JPMORGAN            JPMORGAN             JPMORGAN            JPMORGAN
                               INSURANCE TRUST      INSURANCE TRUST     INSURANCE TRUST      INSURANCE TRUST
                               INTREPID GROWTH     INTREPID MID CAP      MID CAP GROWTH       MID CAP VALUE
                             PORTFOLIO -- CLASS 1 PORTFOLIO -- CLASS 1 PORTFOLIO -- CLASS 1 PORTFOLIO -- CLASS 1
                             -------------------  ------------------   -------------------  -------------------
                                                                YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------
                                2013      2012      2013       2012      2013       2012      2013       2012
                             ---------  --------  --------   --------  --------   -------    -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (2,642)   (8,410)   (3,806)    (5,941)   (7,457)  (10,118)     (758)      (735)
 Net realized gain
   (loss) on investments....   137,421    35,525    64,901     24,881    98,194    35,162     7,359     15,008
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    11,382    63,849    95,594     53,908    22,083    40,996    21,198      5,065
 Capital gain
   distribution.............        --        --        --         --    28,684     6,322     1,260         --
                             ---------  --------  --------   --------  --------   -------    -------   -------
    Increase (decrease)
     in net assets from
     operations.............   146,161    90,964   156,689     72,848   141,504    72,362    29,059     19,338
                             ---------  --------  --------   --------  --------   -------    -------   -------
From capital
 transactions (note 4):
 Net premiums...............        --        --        --         --        --        --        --         --
 Death benefits.............    (1,895)       --    (2,783)        --    (1,855)       --        --         --
 Surrenders.................  (123,248) (147,145) (111,704)   (88,749)  (98,303)  (73,590)   (7,624)   (40,533)
 Administrative expenses....      (505)     (692)     (493)      (528)     (412)     (512)     (410)      (378)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (370,583)  151,200   (83,840)   (22,063) (223,821)  (16,674)   (9,809)     7,703
                             ---------  --------  --------   --------  --------   -------    -------   -------
    Increase (decrease)
     in net assets from
     capital transactions...  (496,231)    3,363  (198,820)  (111,340) (324,391)  (90,776)  (17,843)   (33,208)
                             ---------  --------  --------   --------  --------   -------    -------   -------
Increase (decrease) in
 net assets.................  (350,070)   94,327   (42,131)   (38,492) (182,887)  (18,414)   11,216    (13,870)
Net assets at beginning
 of year....................   672,675   578,348   506,975    545,467   498,040   516,454   103,910    117,780
                             ---------  --------  --------   --------  --------   -------    -------   -------
Net assets at end of year... $ 322,605   672,675   464,844    506,975   315,153   498,040   115,126    103,910
                             =========  ========  ========   ========  ========   =======    =======   =======
Change in units (note 5):
 Units purchased............       939    22,368     1,038      5,046       935     7,207        58        818
 Units redeemed.............   (38,673)  (21,089)  (17,070)   (15,726)  (24,908)  (15,052)     (893)    (2,721)
                             ---------  --------  --------   --------  --------   -------    -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (37,734)    1,279   (16,032)   (10,680)  (23,973)   (7,845)     (835)    (1,903)
                             =========  ========  ========   ========  ========   =======    =======   =======

                             -------------------
                                 JPMORGAN
                             INSURANCE TRUST
                              SMALL CAP CORE
                             PORTFOLIO -- CLASS 1
                             -------------------

                             -------------------
                               2013      2012
                              -------    ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (349)     (527)
 Net realized gain
   (loss) on investments....   5,691     1,356
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  10,259     3,659
 Capital gain
   distribution.............      --        --
                              -------    ------
    Increase (decrease)
     in net assets from
     operations.............  15,601     4,488
                              -------    ------
From capital
 transactions (note 4):
 Net premiums...............      --        --
 Death benefits.............      --        --
 Surrenders................. (16,360)   (2,632)
 Administrative expenses....     (23)      (24)
 Transfers between
   subaccounts
   (including fixed
   account), net............       1    20,086
                              -------    ------
    Increase (decrease)
     in net assets from
     capital transactions... (16,382)   17,430
                              -------    ------
Increase (decrease) in
 net assets.................    (781)   21,918
Net assets at beginning
 of year....................  47,318    25,400
                              -------    ------
Net assets at end of year...  46,537    47,318
                              =======    ======
Change in units (note 5):
 Units purchased............      --     1,492
 Units redeemed.............    (788)     (524)
                              -------    ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (788)      968
                              =======    ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                    JPMORGAN
                                INSURANCE TRUST
                                  (CONTINUED)                                               JANUS ASPEN SERIES
                             ---------------------  ---------------------------------------------------------------------------
                                    JPMORGAN
                                INSURANCE TRUST
                                  U.S. EQUITY         BALANCED PORTFOLIO --     BALANCED PORTFOLIO --   ENTERPRISE PORTFOLIO --
                              PORTFOLIO -- CLASS 1    INSTITUTIONAL SHARES         SERVICE SHARES        INSTITUTIONAL SHARES
                             ---------------------  ------------------------  ------------------------  ----------------------
                                                                              YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------------
                                2013        2012        2013         2012         2013         2012        2013        2012
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (8,281)    (7,338)      80,470    1,338,706     (615,071)     917,655    (482,044)   (725,781)
 Net realized gain
   (loss) on investments....    168,790    139,255    2,469,710    1,951,943    2,748,790    2,100,104   4,247,246   2,528,678
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    256,179    137,623    8,533,020    1,019,638   12,509,237    2,318,133   9,922,861   5,517,523
 Capital gain
   distribution.............         --         --    5,584,360    7,284,021    7,396,123    9,219,108          --          --
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    416,688    269,540   16,667,560   11,594,308   22,039,079   14,555,000  13,688,063   7,320,420
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............         --         --      161,568       77,766      825,697      798,599      49,152     101,192
 Death benefits.............     (8,518)        --   (2,448,560)  (2,276,886)    (168,980)    (770,659)   (675,396)   (653,033)
 Surrenders.................   (328,723)  (274,088) (12,793,959) (13,710,346) (13,326,729) (16,891,883) (7,269,441) (5,558,412)
 Administrative expenses....     (1,464)    (1,626)    (145,088)    (164,447)    (495,249)    (459,419)    (84,066)    (88,076)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (196,979)  (653,176)   1,394,461     (231,036)   1,466,409   (1,586,379) (1,102,606) (1,146,663)
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (535,684)  (928,890) (13,831,578) (16,304,949) (11,698,852) (18,909,741) (9,082,357) (7,344,992)
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets.................   (118,996)  (659,350)   2,835,982   (4,710,641)  10,340,227   (4,354,741)  4,605,706     (24,572)
Net assets at beginning
 of year....................  1,501,286  2,160,636   97,256,052  101,966,693  129,506,276  133,861,017  49,303,016  49,327,588
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
Net assets at end of year... $1,382,290  1,501,286  100,092,034   97,256,052  139,846,503  129,506,276  53,908,722  49,303,016
                             ==========  =========  ===========  ===========  ===========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............      2,894     12,316      179,433      137,048      923,945      777,553      45,296      87,533
 Units redeemed.............    (40,941)   (92,504)    (667,454)    (781,475)  (1,713,582)  (2,110,127)   (382,223)   (370,912)
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (38,047)   (80,188)    (488,021)    (644,427)    (789,637)  (1,332,574)   (336,927)   (283,379)
                             ==========  =========  ===========  ===========  ===========  ===========  ==========  ==========



                             ----------------------


                             ENTERPRISE PORTFOLIO --
                                 SERVICE SHARES
                             ---------------------

                             ----------------------
                                2013        2012
                             ---------   ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (55,190)     (76,854)
 Net realized gain
   (loss) on investments....   326,988      399,734
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   961,924      382,029
 Capital gain
   distribution.............        --           --
                             ---------   ----------
    Increase (decrease)
     in net assets from
     operations............. 1,233,722      704,909
                             ---------   ----------
From capital
 transactions (note 4):
 Net premiums...............    12,819       21,759
 Death benefits.............   (23,029)    (172,823)
 Surrenders.................  (455,399)  (1,143,895)
 Administrative expenses....    (6,830)      (6,874)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (194,373)     (72,338)
                             ---------   ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (666,812)  (1,374,171)
                             ---------   ----------
Increase (decrease) in
 net assets.................   566,910     (669,262)
Net assets at beginning
 of year.................... 4,412,320    5,081,582
                             ---------   ----------
Net assets at end of year... 4,979,230    4,412,320
                             =========   ==========
Change in units (note 5):
 Units purchased............     9,652       29,559
 Units redeemed.............   (77,679)    (210,663)
                             ---------   ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (68,027)    (181,104)
                             =========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                          JANUS ASPEN SERIES (CONTINUED)
                             -------------------------------------------------------------------------------------------------
                                     FLEXIBLE                                                              GLOBAL RESEARCH
                                BOND PORTFOLIO --       FORTY PORTFOLIO --       FORTY PORTFOLIO --         PORTFOLIO --
                               INSTITUTIONAL SHARES    INSTITUTIONAL SHARES        SERVICE SHARES       INSTITUTIONAL SHARES
                             -----------------------  ----------------------  -----------------------  ----------------------
                                                                             YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------------------------
                                 2013        2012        2013        2012         2013        2012        2013        2012
                             -----------  ----------  ----------  ----------  -----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   167,260     441,968    (322,256)   (338,664)    (588,626)   (610,551)   (110,692)   (289,651)
 Net realized gain
   (loss) on investments....     (54,923)     90,160   3,872,716   2,522,847    4,125,060   2,878,116   1,321,563    (528,194)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (1,088,948)    505,410   7,140,947   6,363,791    9,834,990   7,853,209  11,727,580   9,555,650
 Capital gain
   distribution.............     670,174     417,776          --          --           --          --          --          --
                             -----------  ----------  ----------  ----------  -----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (306,437)  1,455,314  10,691,407   8,547,974   13,371,424  10,120,774  12,938,451   8,737,805
                             -----------  ----------  ----------  ----------  -----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      14,871      30,730     137,642      95,138      329,654     322,519     156,389      72,847
 Death benefits.............    (371,400)   (334,657)   (714,246) (1,190,902)    (142,680)   (324,170)   (660,725) (1,010,564)
 Surrenders.................  (2,784,844) (2,651,129) (7,375,927) (5,044,863)  (4,847,964) (5,600,718) (5,457,716) (5,817,564)
 Administrative expenses....     (27,216)    (32,875)    (70,171)    (76,306)    (274,439)   (260,780)    (77,514)    (81,582)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,908,915)  1,037,380    (857,948)   (770,197)  (6,836,266)  4,382,219  (1,141,022) (1,225,862)
                             -----------  ----------  ----------  ----------  -----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (5,077,504) (1,950,551) (8,880,650) (6,987,130) (11,771,695) (1,480,930) (7,180,588) (8,062,725)
                             -----------  ----------  ----------  ----------  -----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................  (5,383,941)   (495,237)  1,810,757   1,560,844    1,599,729   8,639,844   5,757,863     675,080
Net assets at beginning
 of year....................  21,721,655  22,216,892  41,380,219  39,819,375   52,690,185  44,050,341  51,867,410  51,192,330
                             -----------  ----------  ----------  ----------  -----------  ----------  ----------  ----------
Net assets at end of year... $16,337,714  21,721,655  43,190,976  41,380,219   54,289,914  52,690,185  57,625,273  51,867,410
                             ===========  ==========  ==========  ==========  ===========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............      64,528     101,930     106,491     110,032      276,831   1,625,216      55,250      91,003
 Units redeemed.............    (275,432)   (187,934)   (504,155)   (443,450)  (1,174,469) (1,668,496)   (387,325)   (511,244)
                             -----------  ----------  ----------  ----------  -----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (210,904)    (86,004)   (397,664)   (333,418)    (897,638)    (43,280)   (332,075)   (420,241)
                             ===========  ==========  ==========  ==========  ===========  ==========  ==========  ==========

                             ----------------------
                                GLOBAL RESEARCH
                                  PORTFOLIO --
                                 SERVICE SHARES
                             ---------------------

                             ----------------------
                                2013       2012
                             ---------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (23,103)    (40,106)
 Net realized gain
   (loss) on investments....   182,722       7,372
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   958,025     817,463
 Capital gain
   distribution.............        --          --
                             ---------  ----------
    Increase (decrease)
     in net assets from
     operations............. 1,117,644     784,729
                             ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............    44,013      26,163
 Death benefits.............  (169,534)   (177,794)
 Surrenders.................  (482,396)   (770,895)
 Administrative expenses....    (6,946)     (7,111)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (14,248)   (234,685)
                             ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (629,111) (1,164,322)
                             ---------  ----------
Increase (decrease) in
 net assets.................   488,533    (379,593)
Net assets at beginning
 of year.................... 4,575,913   4,955,506
                             ---------  ----------
Net assets at end of year... 5,064,446   4,575,913
                             =========  ==========
Change in units (note 5):
 Units purchased............    45,363      38,469
 Units redeemed.............  (128,075)   (232,644)
                             ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (82,712)   (194,175)
                             =========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                        JANUS ASPEN SERIES (CONTINUED)
                             ----------------------------------------------------------------------------------------------
                                GLOBAL TECHNOLOGY
                                  PORTFOLIO --         JANUS PORTFOLIO --     JANUS PORTFOLIO --    OVERSEAS PORTFOLIO --
                                 SERVICE SHARES       INSTITUTIONAL SHARES      SERVICE SHARES       INSTITUTIONAL SHARES
                             ----------------------  ----------------------  --------------------  -----------------------
                                                                            YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------
                                2013        2012        2013        2012        2013       2012        2013        2012
                             ----------  ----------  ----------  ----------  ---------  ---------  -----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (90,831)    (91,512)   (330,774)   (455,007)   (37,555)   (46,853)     771,830    (408,683)
 Net realized gain
   (loss) on investments....    606,218     361,105   2,750,008   1,414,634    150,323    204,798     (486,302) (1,159,223)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  1,282,842     732,836  10,555,610   6,236,024    918,741    420,847    5,284,507   1,862,123
 Capital gain
   distribution.............         --          --          --     875,627         --     70,561           --   5,557,944
                             ----------  ----------  ----------  ----------  ---------  ---------  -----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  1,798,229   1,002,429  12,974,844   8,071,278  1,031,509    649,353    5,570,035   5,852,161
                             ----------  ----------  ----------  ----------  ---------  ---------  -----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     13,312      53,786     100,280     111,609     10,119     22,250       48,474      33,157
 Death benefits.............    (13,336)   (246,715)   (761,191)   (778,536)     5,225   (117,501)    (455,598)   (729,306)
 Surrenders.................   (835,093)   (784,835) (6,385,580) (5,323,534)  (353,143)  (738,733)  (6,219,307) (5,613,791)
 Administrative expenses....    (13,442)    (12,651)    (84,211)    (91,861)    (6,947)    (7,012)     (69,344)    (80,873)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (27,256)   (274,523) (1,569,082) (1,612,623)    (5,040)   (83,807)  (3,757,338) (2,846,141)
                             ----------  ----------  ----------  ----------  ---------  ---------  -----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (875,815) (1,264,938) (8,699,784) (7,694,945)  (349,786)  (924,803) (10,453,113) (9,236,954)
                             ----------  ----------  ----------  ----------  ---------  ---------  -----------  ----------
Increase (decrease) in
 net assets.................    922,414    (262,509)  4,275,060     376,333    681,723   (275,450)  (4,883,078) (3,384,793)
Net assets at beginning
 of year....................  5,798,627   6,061,136  49,944,247  49,567,914  3,839,319  4,114,769   50,314,410  53,699,203
                             ----------  ----------  ----------  ----------  ---------  ---------  -----------  ----------
Net assets at end of year... $6,721,041   5,798,627  54,219,307  49,944,247  4,521,042  3,839,319   45,431,332  50,314,410
                             ==========  ==========  ==========  ==========  =========  =========  ===========  ==========
Change in units (note 5):
 Units purchased............    148,941      83,377      32,099      50,297      2,783      6,215       43,391     118,300
 Units redeemed.............   (288,628)   (327,329)   (494,742)   (526,482)   (43,834)  (130,063)    (385,771)   (456,847)
                             ----------  ----------  ----------  ----------  ---------  ---------  -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (139,687)   (243,952)   (462,643)   (476,185)   (41,051)  (123,848)    (342,380)   (338,547)
                             ==========  ==========  ==========  ==========  =========  =========  ===========  ==========

                             ----------------------

                             OVERSEAS PORTFOLIO --
                                 SERVICE SHARES
                             ---------------------

                             ----------------------
                                2013       2012
                             ---------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    91,460     (66,371)
 Net realized gain
   (loss) on investments....   224,636     449,850
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   403,486    (353,367)
 Capital gain
   distribution.............        --     732,292
                             ---------  ----------
    Increase (decrease)
     in net assets from
     operations.............   719,582     762,404
                             ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............        --          --
 Death benefits.............   (17,662)   (174,004)
 Surrenders.................  (813,519) (1,201,597)
 Administrative expenses....   (13,967)    (15,726)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (74,741)   (698,726)
                             ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (919,889) (2,090,053)
                             ---------  ----------
Increase (decrease) in
 net assets.................  (200,307) (1,327,649)
Net assets at beginning
 of year.................... 6,291,707   7,619,356
                             ---------  ----------
Net assets at end of year... 6,091,400   6,291,707
                             =========  ==========
Change in units (note 5):
 Units purchased............       520       2,344
 Units redeemed.............   (61,954)   (145,409)
                             ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (61,434)   (143,065)
                             =========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                             ---------------------------------------------------------------------------------------------
                               CLEARBRIDGE VARIABLE    CLEARBRIDGE VARIABLE    CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                AGGRESSIVE GROWTH          ALL CAP VALUE          EQUITY INCOME          EQUITY INCOME
                              PORTFOLIO -- CLASS II    PORTFOLIO -- CLASS I    PORTFOLIO -- CLASS I  PORTFOLIO -- CLASS II
                             -----------------------  ----------------------  ---------------------  --------------------
                                                                            YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------
                                 2013        2012        2013        2012        2013        2012       2013       2012
                             -----------  ----------  ----------  ----------  ----------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (117,733)    (79,282)    (28,419)      1,222       8,579     87,843    (37,955)    51,793
 Net realized gain
   (loss) on investments....     543,301     402,998     658,844     (67,341)    210,491    (39,060)   210,378    (74,539)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   1,711,452     350,379     856,398     870,061   1,125,417    603,679  1,424,616    819,220
 Capital gain
   distribution.............     567,648     183,461     474,032          --          --         --         --         --
                             -----------  ----------  ----------  ----------  ----------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   2,704,668     857,556   1,960,855     803,942   1,344,487    652,462  1,597,039    796,474
                             -----------  ----------  ----------  ----------  ----------  ---------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............     132,302       3,285     693,054     202,923       1,617     13,600     15,000     30,000
 Death benefits.............      10,153      11,252       6,410      (4,827)   (108,490)    19,461   (151,304)     3,037
 Surrenders.................    (966,440)   (770,640)   (906,610)   (608,474)   (929,345)  (985,046)  (802,232)  (932,711)
 Administrative expenses....     (22,778)    (16,372)    (28,048)    (24,381)    (11,533)   (11,028)   (11,366)    (9,364)
 Transfers between
   subaccounts
   (including fixed
   account), net............   6,437,956    (667,991) (1,013,084)   (696,354)     (7,046) 1,238,488     19,429    161,781
                             -----------  ----------  ----------  ----------  ----------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   5,591,193  (1,440,466) (1,248,278) (1,131,113) (1,054,797)   275,475   (930,473)  (747,257)
                             -----------  ----------  ----------  ----------  ----------  ---------  ---------  ---------
Increase (decrease) in
 net assets.................   8,295,861    (582,910)    712,577    (327,171)    289,690    927,937    666,566     49,217
Net assets at beginning
 of year....................   4,805,396   5,388,306   6,251,287   6,578,458   6,014,155  5,086,218  7,180,527  7,131,310
                             -----------  ----------  ----------  ----------  ----------  ---------  ---------  ---------
Net assets at end of year... $13,101,257   4,805,396   6,963,864   6,251,287   6,303,845  6,014,155  7,847,093  7,180,527
                             ===========  ==========  ==========  ==========  ==========  =========  =========  =========
Change in units (note 5):
 Units purchased............     339,366      40,291     352,674      48,604      55,634    185,832     62,506    118,281
 Units redeemed.............     (99,487)   (131,801)   (452,147)   (180,933)   (146,402)  (157,830)  (144,552)  (199,594)
                             -----------  ----------  ----------  ----------  ----------  ---------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     239,879     (91,510)    (99,473)   (132,329)    (90,768)    28,002    (82,046)   (81,313)
                             ===========  ==========  ==========  ==========  ==========  =========  =========  =========

                             -----------------------
                              CLEARBRIDGE VARIABLE
                                 LARGE CAP VALUE
                              PORTFOLIO -- CLASS I
                             ----------------------

                             -----------------------
                                2013        2012
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     14,669      79,004
 Net realized gain
   (loss) on investments....    606,946     295,310
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  1,799,589   1,024,951
 Capital gain
   distribution.............    530,586       9,895
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  2,951,790   1,409,160
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     15,173       2,610
 Death benefits.............    (10,351)     81,980
 Surrenders................. (1,559,392) (1,150,109)
 Administrative expenses....    (17,189)    (16,974)
 Transfers between
   subaccounts
   (including fixed
   account), net............    219,795    (132,398)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (1,351,964) (1,214,891)
                             ----------  ----------
Increase (decrease) in
 net assets.................  1,599,826     194,269
Net assets at beginning
 of year.................... 10,197,165  10,002,896
                             ----------  ----------
Net assets at end of year... 11,796,991  10,197,165
                             ==========  ==========
Change in units (note 5):
 Units purchased............     43,488      57,200
 Units redeemed.............   (109,158)   (134,229)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (65,670)    (77,029)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               LEGG MASON PARTNERS
                              VARIABLE INCOME TRUST                                    MFS(R) VARIABLE INSURANCE TRUST
                             -----------------------  -----------------------------------------------------------------------
                                  WESTERN ASSET
                                VARIABLE STRATEGIC       MFS(R) INVESTORS        MFS(R) INVESTORS      MFS(R) NEW DISCOVERY
                                BOND PORTFOLIO --     GROWTH STOCK SERIES --      TRUST SERIES --            SERIES --
                                     CLASS I           SERVICE CLASS SHARES    SERVICE CLASS SHARES    SERVICE CLASS SHARES
                             -----------------------  ----------------------  ----------------------  ----------------------

                                                                 YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------------------
                                 2013        2012        2013        2012        2013        2012        2013        2012
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    68,734     185,430    (104,665)   (123,862)    (47,191)    (65,310)   (366,986)   (334,452)
 Net realized gain
   (loss) on investments....     107,835     141,257     492,866     521,529     697,768     375,025   1,540,618     338,857
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (547,879)    560,550   1,578,285     462,124   1,264,254     896,813   6,380,794   1,905,874
 Capital gain
   distribution.............          --          --     285,807     442,360          --          --     207,313   2,017,835
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (371,310)    887,237   2,252,293   1,302,151   1,914,831   1,206,528   7,761,739   3,928,114
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............         981         150      71,915      20,030      26,818      20,626     141,941     190,925
 Death benefits.............    (563,828)   (183,520)      9,631    (134,232)   (144,984)   (103,774)   (185,643)   (221,719)
 Surrenders.................  (1,540,561) (1,175,877) (1,040,963) (1,432,988) (1,459,419) (1,251,059) (4,053,411) (3,426,093)
 Administrative expenses....     (19,320)    (22,847)    (18,411)    (18,824)    (16,148)    (16,683)    (51,097)    (50,241)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (211,116)    775,856    (221,967)   (532,843)   (277,502)   (420,971)  3,210,434  (2,185,245)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,333,844)   (606,238) (1,199,795) (2,098,857) (1,871,235) (1,771,861)   (937,776) (5,692,373)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................  (2,705,154)    280,999   1,052,498    (796,706)     43,596    (565,333)  6,823,963  (1,764,259)
Net assets at beginning
 of year....................  14,576,125  14,295,126   8,671,110   9,467,816   7,264,660   7,829,993  21,099,589  22,863,848
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of year... $11,870,971  14,576,125   9,723,608   8,671,110   7,308,256   7,264,660  27,923,552  21,099,589
                             ===========  ==========  ==========  ==========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............      43,106     115,816      34,865      32,248       8,520      16,047     502,704     508,445
 Units redeemed.............    (176,873)   (149,545)   (152,762)   (253,154)   (153,254)   (179,297)   (544,021)   (893,704)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (133,767)    (33,729)   (117,897)   (220,906)   (144,734)   (163,250)    (41,317)   (385,259)
                             ===========  ==========  ==========  ==========  ==========  ==========  ==========  ==========


                             -------------------------

                              MFS(R) STRATEGIC INCOME
                                     SERIES --
                               SERVICE CLASS SHARES
                              -----------------------
                             PERIOD FROM
                             JANUARY 1 TO  YEAR ENDED
                              AUGUST 16,  DECEMBER 31,
                                 2013         2012
                             ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     1,584        3,311
 Net realized gain
   (loss) on investments....     3,131        1,314
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (6,544)       2,208
 Capital gain
   distribution.............        --           --
                               -------      -------
    Increase (decrease)
     in net assets from
     operations.............    (1,829)       6,833
                               -------      -------
From capital
 transactions (note 4):
 Net premiums...............        --           --
 Death benefits.............        --           --
 Surrenders.................    (1,717)     (12,020)
 Administrative expenses....      (177)        (245)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (68,915)         206
                               -------      -------
    Increase (decrease)
     in net assets from
     capital transactions...   (70,809)     (12,059)
                               -------      -------
Increase (decrease) in
 net assets.................   (72,638)      (5,226)
Net assets at beginning
 of year....................    72,638       77,864
                               -------      -------
Net assets at end of year...        --       72,638
                               =======      =======
Change in units (note 5):
 Units purchased............       317          137
 Units redeemed.............    (5,114)        (945)
                               -------      -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (4,797)        (808)
                               =======      =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                MFS(R) VARIABLE
                               MFS(R) VARIABLE INSURANCE TRUST (CONTINUED)     INSURANCE TRUST II
                             -----------------------------------------------  --------------------
                                   MFS(R) TOTAL          MFS(R) UTILITIES       MFS(R) STRATEGIC
                                 RETURN SERIES --            SERIES --        INCOME PORTFOLIO --
                               SERVICE CLASS SHARES    SERVICE CLASS SHARES   SERVICE CLASS SHARES
                             -----------------------  ----------------------  --------------------
                                                                                  PERIOD FROM
                                         YEAR ENDED DECEMBER 31,                  AUGUST 16 TO
                             -----------------------------------------------      DECEMBER 31,
                                 2013        2012        2013        2012             2013
                             -----------  ----------  ----------  ----------  --------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (178,519)    375,723     131,715   1,343,565            675
 Net realized gain
   (loss) on investments....   2,082,746     570,996   1,392,822     816,795             (5)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   7,480,151   4,395,225   2,420,966     881,721           (136)
 Capital gain
   distribution.............          --          --     483,648          --             --
                             -----------  ----------  ----------  ----------         ------
    Increase (decrease)
     in net assets from
     operations.............   9,384,378   5,341,944   4,429,151   3,042,081            534
                             -----------  ----------  ----------  ----------         ------
From capital
 transactions (note 4):
 Net premiums...............     215,502     426,333     261,653     208,812             --
 Death benefits.............    (105,160)    (49,991)    (90,309)   (253,189)            --
 Surrenders.................  (7,531,525) (8,894,766) (3,653,017) (4,084,971)          (344)
 Administrative expenses....    (217,994)   (194,991)    (70,736)    (77,360)           (46)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,627,835)    715,212  (1,543,119) (2,748,768)        27,708
                             -----------  ----------  ----------  ----------         ------
    Increase (decrease)
     in net assets from
     capital transactions...  (9,267,012) (7,998,203) (5,095,528) (6,955,476)        27,318
                             -----------  ----------  ----------  ----------         ------
Increase (decrease) in
 net assets.................     117,366  (2,656,259)   (666,377) (3,913,395)        27,852
Net assets at beginning
 of year....................  60,562,343  63,218,602  26,138,082  30,051,477             --
                             -----------  ----------  ----------  ----------         ------
Net assets at end of year... $60,679,709  60,562,343  25,471,705  26,138,082         27,852
                             ===========  ==========  ==========  ==========         ======
Change in units (note 5):
 Units purchased............     340,841     534,764     126,465     124,193          2,770
 Units redeemed.............  (1,083,501) (1,225,735)   (352,441)   (488,894)           (38)
                             -----------  ----------  ----------  ----------         ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (742,660)   (690,971)   (225,976)   (364,701)         2,732
                             ===========  ==========  ==========  ==========         ======

                                               OPPENHEIMER VARIABLE ACCOUNT FUNDS
                             ---------------------------------------------------------------------
                               OPPENHEIMER CAPITAL    OPPENHEIMER CAPITAL      OPPENHEIMER CAPITAL
                             APPRECIATION FUND/VA -- APPRECIATION FUND/VA --    INCOME FUND/VA --
                               NON-SERVICE SHARES        SERVICE SHARES        NON-SERVICE SHARES
                             ----------------------  ---------------------   ----------------------

                                                    YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------
                                2013        2012        2013        2012        2013        2012
                             ----------  ----------  ---------   ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (150,393)   (269,825)   (52,464)     (81,894)    144,368      (9,497)
 Net realized gain
   (loss) on investments....  1,935,533   1,194,760    410,136      362,815     (88,623)   (467,465)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  7,017,704   3,358,954  1,207,498      530,590   1,583,794   2,076,179
 Capital gain
   distribution.............         --          --         --           --          --          --
                             ----------  ----------  ---------   ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  8,802,844   4,283,889  1,565,170      811,511   1,639,539   1,599,217
                             ----------  ----------  ---------   ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     17,320      51,105     30,432       10,203      13,705       2,224
 Death benefits.............   (308,707)   (388,811)        --       (8,766)   (334,388)   (118,032)
 Surrenders................. (3,815,841) (3,693,408)  (717,065)  (1,233,231) (1,501,495) (1,968,035)
 Administrative expenses....    (46,534)    (52,422)   (30,323)     (30,032)    (21,767)    (23,488)
 Transfers between
   subaccounts
   (including fixed
   account), net............ (1,479,562)   (847,499)  (245,224)    (471,641)   (458,711)   (368,881)
                             ----------  ----------  ---------   ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (5,633,324) (4,931,035)  (962,180)  (1,733,467) (2,302,656) (2,476,212)
                             ----------  ----------  ---------   ----------  ----------  ----------
Increase (decrease) in
 net assets.................  3,169,520    (647,146)   602,990     (921,956)   (663,117)   (876,995)
Net assets at beginning
 of year.................... 34,442,041  35,089,187  6,123,972    7,045,928  15,035,430  15,912,425
                             ----------  ----------  ---------   ----------  ----------  ----------
Net assets at end of year... 37,611,561  34,442,041  6,726,962    6,123,972  14,372,313  15,035,430
                             ==========  ==========  =========   ==========  ==========  ==========
Change in units (note 5):
 Units purchased............     41,178     110,419     42,579       35,569      34,907      43,579
 Units redeemed.............   (255,325)   (300,987)  (103,818)    (175,975)   (138,337)   (171,471)
                             ----------  ----------  ---------   ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (214,147)   (190,568)   (61,239)    (140,406)   (103,430)   (127,892)
                             ==========  ==========  =========   ==========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                  OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                             ----------------------------------------------------------------------------------------------
                                                                               OPPENHEIMER DISCOVERY  OPPENHEIMER DISCOVERY
                               OPPENHEIMER CAPITAL       OPPENHEIMER CORE         MID CAP GROWTH         MID CAP GROWTH
                                INCOME FUND/VA --         BOND FUND/VA --           FUND/VA --             FUND/VA --
                                  SERVICE SHARES        NON-SERVICE SHARES      NON-SERVICE SHARES       SERVICE SHARES
                             -----------------------  ----------------------  ----------------------  --------------------
                                                                             YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------
                                 2013        2012        2013        2012        2013        2012        2013       2012
                             -----------  ----------  ----------  ----------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    65,462    (246,947)    580,165     605,620    (382,426)   (382,904)   (48,446)   (50,726)
 Net realized gain
   (loss) on investments....     230,602    (852,612)   (230,431)   (205,052)  1,637,255     792,190    277,069    174,151
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   2,804,907   4,234,091    (595,181)  1,082,097   7,046,640   3,423,675    696,852    285,369
 Capital gain
   distribution.............          --          --          --          --          --          --         --         --
                             -----------  ----------  ----------  ----------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   3,100,971   3,134,532    (245,447)  1,482,665   8,301,469   3,832,961    925,475    408,794
                             -----------  ----------  ----------  ----------  ----------  ----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............      83,459     286,382      31,108       3,760      27,667      42,623     15,566     31,238
 Death benefits.............     (12,318)       (958)   (252,669)   (527,979)   (344,758)   (470,658)        --     (6,936)
 Surrenders.................  (4,124,149) (4,790,234) (1,517,179) (3,304,146) (2,770,480) (3,408,875)  (491,583)  (452,059)
 Administrative expenses....     (91,924)    (89,873)    (27,184)    (32,001)    (35,778)    (38,882)   (10,268)   (10,497)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (517,525) (1,122,177)   (242,026)  1,853,303  (1,521,427)    227,404    (60,978)   107,879
                             -----------  ----------  ----------  ----------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (4,662,457) (5,716,860) (2,007,950) (2,007,063) (4,644,776) (3,648,388)  (547,263)  (330,375)
                             -----------  ----------  ----------  ----------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets.................  (1,561,486) (2,582,328) (2,253,397)   (524,398)  3,656,693     184,573    378,212     78,419
Net assets at beginning
 of year....................  30,729,827  33,312,155  17,192,791  17,717,189  26,702,670  26,518,097  3,033,032  2,954,613
                             -----------  ----------  ----------  ----------  ----------  ----------  ---------  ---------
Net assets at end of year... $29,168,341  30,729,827  14,939,394  17,192,791  30,359,363  26,702,670  3,411,244  3,033,032
                             ===========  ==========  ==========  ==========  ==========  ==========  =========  =========
Change in units (note 5):
 Units purchased............     214,400     410,734      53,541     323,924      48,622     105,095     50,307    163,578
 Units redeemed.............    (709,145) (1,040,247)   (186,202)   (443,137)   (230,014)   (222,436)   (81,817)  (186,790)
                             -----------  ----------  ----------  ----------  ----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (494,745)   (629,513)   (132,661)   (119,213)   (181,392)   (117,341)   (31,510)   (23,212)
                             ===========  ==========  ==========  ==========  ==========  ==========  =========  =========

                             -------------------------

                                OPPENHEIMER GLOBAL
                                    FUND/VA --
                                  SERVICE SHARES
                             ------------------------

                             -------------------------
                                 2013         2012
                             -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (445,800)     288,685
 Net realized gain
   (loss) on investments....   6,236,705    3,591,153
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  15,807,385   11,962,152
 Capital gain
   distribution.............          --           --
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  21,598,290   15,841,990
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............     848,796      429,409
 Death benefits.............    (404,544)    (373,618)
 Surrenders.................  (9,108,090)  (9,296,739)
 Administrative expenses....    (463,312)    (397,825)
 Transfers between
   subaccounts
   (including fixed
   account), net............   8,509,521   (9,981,530)
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...    (617,629) (19,620,303)
                             -----------  -----------
Increase (decrease) in
 net assets.................  20,980,661   (3,778,313)
Net assets at beginning
 of year....................  87,758,843   91,537,156
                             -----------  -----------
Net assets at end of year... 108,739,504   87,758,843
                             ===========  ===========
Change in units (note 5):
 Units purchased............   1,257,563      613,096
 Units redeemed.............  (1,541,116)  (2,231,228)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (283,553)  (1,618,132)
                             ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                             OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                             -----------------------------------------------------------------------------

                                 OPPENHEIMER GLOBAL
                                  STRATEGIC INCOME          OPPENHEIMER MAIN       OPPENHEIMER MAIN STREET
                                     FUND/VA --             STREET FUND/VA --      SMALL CAP FUND(R)/VA --
                                 NON-SERVICE SHARES          SERVICE SHARES            SERVICE SHARES
                             -------------------------  ------------------------  ------------------------
                                           PERIOD FROM
                              YEAR ENDED  OCTOBER 26 TO                     YEAR ENDED DECEMBER 31,
                             DECEMBER 31, DECEMBER 31,  ---------------------------------------------------
                                 2013         2012          2013         2012         2013         2012
                             ------------ ------------- -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   239,162      (18,288)     (903,679)  (1,228,323)  (1,057,365)  (1,373,532)
 Net realized gain
   (loss) on investments....      (6,292)       1,089     9,582,484   21,624,270   12,425,129    6,352,484
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (330,465)     126,121    18,628,130   (1,977,541)  21,149,767    9,785,467
 Capital gain
   distribution.............          --           --            --           --    1,264,696           --
                             -----------    ---------   -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............     (97,595)     108,922    27,306,935   18,418,406   33,782,227   14,764,419
                             -----------    ---------   -----------  -----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      50,846          680       778,860      597,400    1,081,511      633,575
 Death benefits.............     (65,587)      58,615      (415,069)    (194,876)    (268,071)    (125,561)
 Surrenders.................    (909,098)    (155,229)  (10,038,819) (10,700,498) (10,003,999)  (8,948,050)
 Administrative expenses....     (11,344)      (3,539)     (605,429)    (600,892)    (595,692)    (525,822)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (118,398)   7,184,230   (10,477,637) (82,770,799)  (9,232,813)  (9,608,274)
                             -----------    ---------   -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,053,581)   7,084,757   (20,758,094) (93,669,665) (19,019,064) (18,574,132)
                             -----------    ---------   -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.................  (1,151,176)   7,193,679     6,548,841  (75,251,259)  14,763,163   (3,809,713)
Net assets at beginning
 of year....................   7,193,679           --   103,178,650  178,429,909   95,845,685   99,655,398
                             -----------    ---------   -----------  -----------  -----------  -----------
Net assets at end of year... $ 6,042,503    7,193,679   109,727,491  103,178,650  110,608,848   95,845,685
                             ===========    =========   ===========  ===========  ===========  ===========
Change in units (note 5):
 Units purchased............      70,580      858,788       529,574      840,391      847,025      926,551
 Units redeemed.............    (174,660)    (150,291)   (2,234,551) (10,625,483)  (2,308,845)  (2,309,496)
                             -----------    ---------   -----------  -----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (104,080)     708,497    (1,704,977)  (9,785,092)  (1,461,820)  (1,382,945)
                             ===========    =========   ===========  ===========  ===========  ===========

                                     PIMCO VARIABLE INSURANCE TRUST
                             ---------------------------------------------
                                                      FOREIGN BOND PORTFOLIO
                                                          (U.S. DOLLAR
                              ALL ASSET PORTFOLIO --       HEDGED) --
                                     ADVISOR             ADMINISTRATIVE
                                   CLASS SHARES           CLASS SHARES
                             -----------------------  --------------------


                             ------------ --------------------------------
                                 2013        2012        2013        2012
                             -----------  ----------  ---------   ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     491,229     732,005     13,479      31,634
 Net realized gain
   (loss) on investments....    (274,398)    338,086     36,181      52,560
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (882,896)  1,603,714   (334,365)    145,030
 Capital gain
   distribution.............          --          --    232,800     164,466
                             -----------  ----------  ---------   ---------
    Increase (decrease)
     in net assets from
     operations.............    (666,065)  2,673,805    (51,905)    393,690
                             -----------  ----------  ---------   ---------
From capital
 transactions (note 4):
 Net premiums...............     109,731     326,169     44,049      49,614
 Death benefits.............     (13,908)     29,397      9,511     (22,097)
 Surrenders.................  (2,220,243) (2,023,869)  (572,911)   (632,635)
 Administrative expenses....     (59,572)    (69,902)    (7,678)     (7,086)
 Transfers between
   subaccounts
   (including fixed
   account), net............ (10,778,953)  7,311,515     28,431     585,885
                             -----------  ----------  ---------   ---------
    Increase (decrease)
     in net assets from
     capital transactions... (12,962,945)  5,573,310   (498,598)    (26,319)
                             -----------  ----------  ---------   ---------
Increase (decrease) in
 net assets................. (13,629,010)  8,247,115   (550,503)    367,371
Net assets at beginning
 of year....................  27,014,734  18,767,619  4,616,929   4,249,558
                             -----------  ----------  ---------   ---------
Net assets at end of year...  13,385,724  27,014,734  4,066,426   4,616,929
                             ===========  ==========  =========   =========
Change in units (note 5):
 Units purchased............     386,190   1,683,119     19,954      56,756
 Units redeemed.............  (1,333,755) (1,274,054)   (49,173)    (58,291)
                             -----------  ----------  ---------   ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (947,565)    409,065    (29,219)     (1,535)
                             ===========  ==========  =========   =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                           PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                             ----------------------------------------------------------------------------
                                                            LONG-TERM U.S.
                              HIGH YIELD PORTFOLIO --  GOVERNMENT PORTFOLIO --  LOW DURATION PORTFOLIO --
                                  ADMINISTRATIVE            ADMINISTRATIVE           ADMINISTRATIVE
                                   CLASS SHARES              CLASS SHARES             CLASS SHARES
                             ------------------------  -----------------------  ------------------------
                                                       YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------
                                 2013         2012         2013        2012         2013         2012
                             -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ 3,239,987    3,707,092      223,179     225,084     (538,455)     398,780
 Net realized gain
   (loss) on investments....   2,220,463    2,868,531   (1,083,315)  2,498,072    1,323,060    1,807,167
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (1,816,164)   4,000,349   (4,789,867) (5,375,744)  (4,700,431)   6,489,793
 Capital gain
   distribution.............          --           --    1,201,676   3,623,871           --           --
                             -----------  -----------  -----------  ----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   3,644,286   10,575,972   (4,448,327)    971,283   (3,915,826)   8,695,740
                             -----------  -----------  -----------  ----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............   1,180,693    1,213,912      105,744     352,467    1,583,547    1,080,164
 Death benefits.............    (250,760)    (128,960)     (48,596)    (90,383)    (574,163)    (298,067)
 Surrenders.................  (8,340,826)  (9,991,894)  (4,728,965) (7,524,589) (21,688,168) (22,530,576)
 Administrative expenses....    (372,522)    (374,327)     (87,375)   (106,108)  (1,260,471)  (1,250,239)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,286,141)  (8,715,781)  (3,440,599)   (260,330)   7,948,793      953,192
                             -----------  -----------  -----------  ----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (9,069,556) (17,997,050)  (8,199,791) (7,628,943) (13,990,462) (22,045,526)
                             -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in
 net assets.................  (5,425,270)  (7,421,078) (12,648,118) (6,657,660) (17,906,288) (13,349,786)
Net assets at beginning
 of year....................  87,908,472   95,329,550   34,401,345  41,059,005  214,455,461  227,805,247
                             -----------  -----------  -----------  ----------  -----------  -----------
Net assets at end of year... $82,483,202   87,908,472   21,753,227  34,401,345  196,549,173  214,455,461
                             ===========  ===========  ===========  ==========  ===========  ===========
Change in units (note 5):
 Units purchased............   1,043,286    1,619,762      204,645     788,834    3,051,938    3,520,772
 Units redeemed.............  (1,532,483)  (2,921,361)    (626,522) (1,132,407)  (4,169,952)  (5,395,684)
                             -----------  -----------  -----------  ----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (489,197)  (1,301,599)    (421,877)   (343,573)  (1,118,014)  (1,874,912)
                             ===========  ===========  ===========  ==========  ===========  ===========

                                                        RYDEX VARIABLE TRUST
                             ------------------------- ---------------------

                             TOTAL RETURN PORTFOLIO --
                                  ADMINISTRATIVE             NASDAQ --
                                   CLASS SHARES             100(R) FUND
                             ------------------------  ---------------------

                             ------------------------------------------------
                                 2013         2012        2013       2012
                             -----------  -----------  ---------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   1,993,676    3,760,416    (67,954)    (82,615)
 Net realized gain
   (loss) on investments....   2,689,667    5,206,543    370,175     799,865
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (20,104,495)  13,139,826    950,144      88,069
 Capital gain
   distribution.............   2,780,586    7,532,159         --          --
                             -----------  -----------  ---------  ----------
    Increase (decrease)
     in net assets from
     operations............. (12,640,566)  29,638,944  1,252,365     805,319
                             -----------  -----------  ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............   2,283,484    2,423,706     34,073      37,622
 Death benefits.............    (883,241)  (1,482,646)    (3,561)   (367,367)
 Surrenders................. (40,127,068) (44,988,623)  (457,243)   (614,282)
 Administrative expenses....  (1,544,895)  (1,604,343)   (12,337)    (15,352)
 Transfers between
   subaccounts
   (including fixed
   account), net............ (34,869,470)  25,952,879   (508,186)   (703,885)
                             -----------  -----------  ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (75,141,190) (19,699,027)  (947,254) (1,663,264)
                             -----------  -----------  ---------  ----------
Increase (decrease) in
 net assets................. (87,781,756)   9,939,917    305,111    (857,945)
Net assets at beginning
 of year.................... 402,605,306  392,665,389  4,281,084   5,139,029
                             -----------  -----------  ---------  ----------
Net assets at end of year... 314,823,550  402,605,306  4,586,195   4,281,084
                             ===========  ===========  =========  ==========
Change in units (note 5):
 Units purchased............   3,320,109    6,083,901     53,263     593,182
 Units redeemed.............  (7,706,673)  (7,476,270)  (162,721)   (890,279)
                             -----------  -----------  ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (4,386,564)  (1,392,369)  (109,458)   (297,097)
                             ===========  ===========  =========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           THE ALGER PORTFOLIOS
                             -----------------------------------------------
                                 ALGER LARGE CAP          ALGER SMALL CAP
                               GROWTH PORTFOLIO --      GROWTH PORTFOLIO --
                                 CLASS I-2 SHARES        CLASS I-2 SHARES
                             -----------------------  ----------------------
                                                     YEAR ENDED DECEMBER 31,
                             ------------------------------------------------
                                 2013        2012        2013        2012
                             -----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (215,016)   (102,537)   (423,151)   (413,046)
 Net realized gain
   (loss) on investments....   1,362,784     957,733   1,607,688   1,283,085
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   7,900,035   1,784,908   3,274,398  (3,925,971)
 Capital gain
   distribution.............          --          --   3,643,510   6,051,023
                             -----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   9,047,803   2,640,104   8,102,445   2,995,091
                             -----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      76,888      69,753      70,431      43,952
 Death benefits.............    (302,161)   (264,240)   (343,606)   (392,722)
 Surrenders.................  (3,708,381) (3,877,584) (4,780,704) (2,890,093)
 Administrative expenses....     (52,457)    (58,692)    (45,170)    (49,029)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (770,535)   (992,209)     (4,557) (1,162,957)
                             -----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (4,756,646) (5,122,972) (5,103,606) (4,450,849)
                             -----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................   4,291,157  (2,482,868)  2,998,839  (1,455,758)
Net assets at beginning
 of year....................  30,100,135  32,583,003  27,091,822  28,547,580
                             -----------  ----------  ----------  ----------
Net assets at end of year... $34,391,292  30,100,135  30,090,661  27,091,822
                             ===========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............      37,471     169,831     129,043     134,960
 Units redeemed.............    (335,739)   (519,081)   (447,297)   (455,470)
                             -----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (298,268)   (349,250)   (318,254)   (320,510)
                             ===========  ==========  ==========  ==========

                                                  THE PRUDENTIAL SERIES FUND
                             --------------------------------------------------------------------
                                 JENNISON 20/20                               NATURAL RESOURCES
                               FOCUS PORTFOLIO --    JENNISON PORTFOLIO --      PORTFOLIO --
                                 CLASS II SHARES        CLASS II SHARES        CLASS II SHARES
                             ----------------------  --------------------  ----------------------

                             ----------------------- ---------------------------------------------
                                2013        2012        2013       2012       2013        2012
                             ----------  ----------  ---------  ---------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (132,431)   (144,911)   (42,682)   (46,765)   (501,709)   (555,566)
 Net realized gain
   (loss) on investments....    536,216     237,700    194,949    240,435    (727,593) (1,208,233)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  1,681,975     362,731    645,898    175,776   3,695,209  (3,460,847)
 Capital gain
   distribution.............         --     342,195         --         --          --   2,952,684
                             ----------  ----------  ---------  ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  2,085,760     797,715    798,165    369,446   2,465,907  (2,271,962)
                             ----------  ----------  ---------  ---------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      5,406      52,824      2,400     22,373     234,171     201,637
 Death benefits.............        548     (52,094)        --    (10,882)    (10,304)    (42,015)
 Surrenders................. (1,266,653) (1,200,011)  (246,698)  (205,537) (3,463,671) (5,076,112)
 Administrative expenses....    (26,144)    (27,466)    (7,875)    (7,013)   (163,844)   (162,079)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (631,150)   (409,765)  (150,580)  (496,277)   (739,952) 10,319,067
                             ----------  ----------  ---------  ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (1,917,993) (1,636,512)  (402,753)  (697,336) (4,143,600)  5,240,498
                             ----------  ----------  ---------  ---------  ----------  ----------
Increase (decrease) in
 net assets.................    167,767    (838,797)   395,412   (327,890) (1,677,693)  2,968,536
Net assets at beginning
 of year....................  8,449,830   9,288,627  2,480,548  2,808,438  31,669,517  28,700,981
                             ----------  ----------  ---------  ---------  ----------  ----------
Net assets at end of year...  8,617,597   8,449,830  2,875,960  2,480,548  29,991,824  31,669,517
                             ==========  ==========  =========  =========  ==========  ==========
Change in units (note 5):
 Units purchased............     19,056      33,825     13,489     89,813     499,261   1,559,391
 Units redeemed.............   (107,750)   (121,600)   (41,118)  (138,947)   (719,209)   (847,655)
                             ----------  ----------  ---------  ---------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (88,694)    (87,775)   (27,629)   (49,134)   (219,948)    711,736
                             ==========  ==========  =========  =========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                THE PRUDENTIAL SERIES FUND            WELLS FARGO VARIABLE
                                        (CONTINUED)                          TRUST
                             --------------------------------------  ---------------------
                                                 SP PRUDENTIAL U.S.
                             SP INTERNATIONAL       EMERGING          WELLS FARGO AVANTAGE
                             GROWTH PORTFOLIO -- GROWTH PORTFOLIO --    VT OMEGA GROWTH
                              CLASS II SHARES    CLASS II SHARES        FUND -- CLASS 2
                             ------------------  ------------------  ---------------------
                                             YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------
                               2013      2012     2013      2012        2013       2012
                             --------   ------    ------    ------   ---------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (206)    (201)    (462)     (412)     (41,656)    (59,709)
 Net realized gain
   (loss) on investments....   (2,195)    (415)     517       149      122,768     541,021
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    4,196    2,946    6,735     1,832      653,289     182,160
 Capital gain
   distribution.............       --       --       --     1,910      240,474     176,770
                             --------   ------    ------    ------   ---------  ----------
    Increase (decrease)
     in net assets from
     operations.............    1,795    2,330    6,790     3,479      974,875     840,242
                             --------   ------    ------    ------   ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............       --       --       --        --       10,925      37,065
 Death benefits.............       --       --       --        --        5,286         981
 Surrenders.................  (11,980)    (675)  (1,223)     (251)    (388,179)   (334,653)
 Administrative expenses....      (13)     (14)     (74)      (69)      (9,662)    (10,204)
 Transfers between
   subaccounts
   (including fixed
   account), net............       59       --        1        --      788,673  (3,009,117)
                             --------   ------    ------    ------   ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (11,934)    (689)  (1,296)     (320)     407,043  (3,315,928)
                             --------   ------    ------    ------   ---------  ----------
Increase (decrease) in
 net assets.................  (10,139)   1,641    5,494     3,159    1,381,918  (2,475,686)
Net assets at beginning
 of year....................   13,593   11,952   26,981    23,822    2,384,140   4,859,826
                             --------   ------    ------    ------   ---------  ----------
Net assets at end of year... $  3,454   13,593   32,475    26,981    3,766,058   2,384,140
                             ========   ======    ======    ======   =========  ==========
Change in units (note 5):
 Units purchased............       --       --       --        --       73,266     259,328
 Units redeemed.............   (1,034)     (73)     (71)      (20)     (48,147)   (502,603)
                             --------   ------    ------    ------   ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (1,034)     (73)     (71)      (20)      25,119    (243,275)
                             ========   ======    ======    ======   =========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2013

(1)DESCRIPTION OF ENTITY

   Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. The Separate Account has subaccounts that currently invest in open-end mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. However, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   On August 16, 2013, MFS(R) Variable Insurance Trust -- MFS(R) Strategic Income Series -- Service Class Shares was liquidated and the cash was reinvested in MFS(R) Variable Insurance Trust II -- MFS(R) Strategic Income Portfolio -- Service Class Shares.

   On April 30, 2013, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. American Franchise Fund -- Series I shares changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. American Franchise Fund -- Series I shares.

   On April 30, 2013, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. American Franchise Fund -- Series II shares changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. American Franchise Fund -- Series II shares.

   On April 30, 2013, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Comstock Fund -- Series II shares changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Comstock Fund -- Series II shares.

   On April 30, 2013, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2013

   On April 30, 2013, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Mid Cap Growth Fund -- Series I shares changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Mid Cap Growth Fund -- Series I shares.

   On April 30, 2013, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Value Opportunities Fund -- Series II shares.

   On April 30, 2013, DWS Variable Series II -- DWS Dreman Small Mid Cap Value VIP -- Class B Shares changed its name to DWS Variable Series II -- DWS Small Mid Cap Value VIP -- Class B Shares.

   On April 30, 2013, Janus Aspen Series -- Worldwide Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Global Research Portfolio -- Institutional Shares.

   On April 30, 2013, Janus Aspen Series -- Worldwide Portfolio -- Service Shares changed its name to Janus Aspen Series -- Global Research Portfolio -- Service Shares.

   On April 30, 2013, Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II changed its name to Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Aggressive Growth Portfolio -- Class II.

   On April 30, 2013, Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I changed its name to Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Equity Income Portfolio -- Class I.

   On April 30, 2013, Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II changed its name to Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Equity Income Portfolio -- Class II.

   On April 30, 2013, Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I changed its name to Legg Mason Partners Variable Equity Trust -- ClearBridge Variable All Cap Value Portfolio -- Class I.

   On April 30, 2013, Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Large Cap Value Portfolio -- Class I changed its name to Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Large Cap Value Portfolio -- Class I.

   On April 30, 2013, Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Non-Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Capital Income Fund/VA -- Non-Service Shares.

   On April 30, 2013, Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Capital Income Fund/VA -- Service Shares.

   On April 30, 2013, Oppenheimer Variable Account Funds -- Oppenheimer Global Securities Fund/VA -- Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Global Fund/VA -- Service Shares.

   On April 30, 2013, Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2013


   On April 30, 2013, Oppenheimer Variable Account Funds -- Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Non-Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Discovery Mid Cap Growth Fund/VA -- Non-Service Shares.

   On April 30, 2013, Oppenheimer Variable Account Funds -- Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares.

   On February 15, 2013, Federated Insurance Series -- Federated Capital Appreciation Fund II -- Primary Shares changed its name to Federated Insurance Series -- Federated Managed Tail Risk Fund II -- Primary Shares.

   Effective October 31, 2012, Legg Mason Partners Variable Income Trust -- Legg Mason Western Asset Variable Strategic Bond Portfolio -- Class I changed its name to Legg Mason Partners Variable Income Trust -- Western Asset Variable Strategic Bond Portfolio -- Class I.

   Effective October 26, 2012, Oppenheimer Variable Account Funds -- Oppenheimer High Income Fund/VA -- Non-Service Shares was liquidated and the cash was reinvested in Oppenheimer Variable Account Funds -- Oppenheimer Global Strategic Income Fund/VA -- Non-Service Shares.

   On August 3, 2012, both GE Investments Funds, Inc. -- Mid-Cap Equity Fund -- Class 1 Shares and GE Investments Funds, Inc. -- Money Market Fund were liquidated and the cash was reinvested in Goldman Sachs Variable Insurance Trust -- Goldman Sachs Money Market Fund -- Service Shares.

   On April 30, 2012, GE Investments Fund, Inc. -- International Equity Fund -- Class I Shares was liquidated and all cash was reinvested in the GE Investments Fund, Inc. -- Money Market Fund.

   On April 30 2012, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Basic Value Fund -- Series II shares changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares.

   On April 30 2012, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. American Franchise Fund -- Series II shares.

   On April 27, 2012, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Capital Appreciation Fund -- Series I shares was liquidated and the cash was reinvested in AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares. Subsequently, on April 30, the fund changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. American Franchise Fund -- Series I shares.

   On April 27, 2012, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Capital Development Fund -- Series I shares were liquidated and the cash was reinvested in AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Mid Cap Growth Fund -- Series I shares.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Calamos Growth Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Growth Opportunities Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Davis NY Venture Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Equity-Income Portfolio -- Service Class 2.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2013


   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Eaton Vance Large Cap Value Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Equity-Income Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Enhanced International Index Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Contrafund(R) Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Investment Grade Bond Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Growth Stock Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth PIMCO StocksPLUS Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Contrafund(R) Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Mid Cap Portfolio -- Service Class 2.

   As of December 31, 2012, The Prudential Series Fund -- Equity Portfolio -- Class II Shares was available as an investment option under the contract, but not shown on the statements due to not having any activity from January 1, 2012 through December 31, 2013.

   All designated Portfolios listed above are series type mutual funds.

(2)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) BASIS OF PRESENTATION

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. Prior year balances related to funds liquidated in 2012 are not disclosed in the Statements of Changes in Net Assets as they are no longer active in 2013.

  (B) INVESTMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2013


   VALUATION INPUTS: Various inputs are used to determine the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

  .  LEVEL 1 -- quoted prices in active markets for identical securities;

  . LEVEL 2 -- observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

  .  LEVEL 3 -- unobservable inputs.

   The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2013, and there were no transfers between Level 1 and Level 2 during 2013.

   Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (C) UNIT CLASSES

   There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note (4)(a) below. In January 2011, Genworth Financial announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

  (D) FEDERAL INCOME TAXES

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

  (E) PAYMENTS DURING ANNUITIZATION

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed investment rate is 4%. For contract owners who have purchased the RetireReady/SM/ Retirement Answer variable annuity, the assumed investment rate is 3.5%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC's General Account to the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (F) SUBSEQUENT EVENTS

   The Separate Account evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2013


  (G) RECLASSIFICATIONS

   In 2012, immaterial amounts were reclassified from Net investment income (expense) to Capital gain distribution on the Statement of Changes in Net Assets, and the Investment Income Ratio for 2011 and prior years in note
(6) have been adjusted to conform to the current year presentation. The correction of the classification did not impact previously reported Net assets or Increase (decrease) in net assets from operations.

(3)PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2013 were:

                            COST OF     PROCEEDS
                             SHARES    FROM SHARES
FUND/PORTFOLIO              ACQUIRED      SOLD
--------------             ----------- -----------
AIM Variable Insurance
  Funds (Invesco
  Variable Insurance
  Funds)
  Invesco V.I. American
   Franchise Fund --
   Series I shares........ $ 1,644,827 $ 2,582,106
  Invesco V.I. American
   Franchise Fund --
   Series II shares.......     141,853   1,239,018
  Invesco V.I. Comstock
   Fund -- Series II
   shares.................   3,869,952   8,851,454
  Invesco V.I. Core
   Equity Fund -- Series
   I shares...............     414,603   2,043,764
  Invesco V.I. Equity
   and Income Fund --
   Series II shares.......   8,007,273   3,686,514
  Invesco V.I. Global
   Real Estate Fund --
   Series II shares.......     567,706     119,564
  Invesco V.I.
   Government Securities
   Fund -- Series I
   shares.................         581          29
  Invesco V.I.
   International Growth
   Fund -- Series II
   shares.................   6,284,915  12,922,796
  Invesco V.I. Mid Cap
   Growth Fund -- Series
   I shares...............          --       2,428
  Invesco V.I.
   Technology Fund --
   Series I shares........         174          12
  Invesco V.I. Utilities
   Fund -- Series I
   shares.................         126       2,801
  Invesco V.I. Value
   Opportunities Fund --
   Series II shares.......     591,767   1,805,868
AllianceBernstein
  Variable Products
  Series Fund, Inc.
  AllianceBernstein
   Balanced Wealth
   Strategy Portfolio --
   Class B................   8,835,689  12,146,224
  AllianceBernstein
   Global Thematic
   Growth Portfolio --
   Class B................     380,203     765,990
  AllianceBernstein
   Growth and Income
   Portfolio -- Class B...   5,763,477  12,025,070
  AllianceBernstein
   International Value
   Portfolio -- Class B...  10,997,315  46,919,955
  AllianceBernstein
   Large Cap Growth
   Portfolio -- Class B...     405,264   2,288,399
  AllianceBernstein
   Small Cap Growth
   Portfolio -- Class B...  11,910,063   6,989,794
American Century
  Variable Portfolios
  II, Inc.
  VP Inflation
   Protection Fund --
   Class II...............  22,300,664  19,490,892
American Century
  Variable Portfolios,
  Inc.
  VP Income & Growth
   Fund -- Class I........       2,529      20,489
  VP International Fund
   -- Class I.............      72,064     334,801
  VP Ultra(R) Fund --
   Class I................       1,043      14,280
  VP Value Fund -- Class
   I......................       1,585      19,496
BlackRock Variable
  Series Funds, Inc.
  BlackRock Basic Value
   V.I. Fund -- Class
   III Shares.............   2,441,621   4,259,578
  BlackRock Global
   Allocation V.I. Fund
   -- Class III Shares....  45,787,241  85,873,140
  BlackRock Large Cap
   Growth V.I. Fund --
   Class III Shares.......     945,257     705,220
  BlackRock Value
   Opportunities V.I.
   Fund -- Class III
   Shares.................   1,389,165   6,994,452
Columbia Funds Variable
  Insurance Trust I
  Columbia Variable
   Portfolio -- Marsico
   Growth Fund -- Class 1.   2,521,917   8,828,558
  Columbia Variable
   Portfolio -- Marsico
   International
   Opportunities Fund --
   Class 2................   3,632,415  13,843,722

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2013

                            COST OF     PROCEEDS
                             SHARES    FROM SHARES
FUND/PORTFOLIO              ACQUIRED      SOLD
--------------             ----------- ------------
DWS Variable Series I
  DWS Capital Growth VIP
   -- Class B Shares...... $        97 $        127
DWS Variable Series II
  DWS Large Cap Value
   VIP -- Class B Shares..       2,639       12,631
  DWS Small Mid Cap
   Value VIP -- Class B
   Shares.................         850       21,531
Dreyfus
  Dreyfus Investment
   Portfolios MidCap
   Stock Portfolio --
   Initial Shares.........       1,296        6,021
  Dreyfus Variable
   Investment Fund --
   Money Market Portfolio.   1,708,511    1,410,449
  The Dreyfus Socially
   Responsible Growth
   Fund, Inc. -- Initial
   Shares.................     181,883      210,792
Eaton Vance Variable
  Trust
  VT Floating-Rate
   Income Fund............  73,225,964   57,449,657
Federated Insurance
  Series
  Federated High Income
   Bond Fund II --
   Primary Shares.........   4,576,233    8,054,329
  Federated High Income
   Bond Fund II --
   Service Shares.........  11,662,282   20,641,859
  Federated Kaufmann
   Fund II -- Service
   Shares.................   2,626,166    5,145,028
  Federated Managed Tail
   Risk Fund II --
   Primary Shares.........     379,287    1,872,605
  Federated Managed
   Volatility Fund II.....   1,358,615    2,075,920
Fidelity(R) Variable
  Insurance Products Fund
  VIP Asset Manager/SM/
   Portfolio -- Initial
   Class..................   1,739,779    8,968,326
  VIP Asset Manager/SM/
   Portfolio -- Service
   Class 2................     971,658    2,898,011
  VIP Balanced Portfolio
   -- Service Class 2.....  22,168,768   24,798,525
  VIP Contrafund(R)
   Portfolio -- Initial
   Class..................   5,790,315   26,657,943
  VIP Contrafund(R)
   Portfolio -- Service
   Class 2................  29,208,214   79,199,371
  VIP Dynamic Capital
   Appreciation
   Portfolio -- Service
   Class 2................     766,034      787,044
  VIP Equity-Income
   Portfolio -- Initial
   Class..................  13,842,521   19,833,021
  VIP Equity-Income
   Portfolio -- Service
   Class 2................  25,512,557   34,916,710
  VIP Growth & Income
   Portfolio -- Initial
   Class..................   3,167,161    6,449,297
  VIP Growth & Income
   Portfolio -- Service
   Class 2................   5,446,732    5,362,842
  VIP Growth
   Opportunities
   Portfolio -- Initial
   Class..................   1,951,325    3,229,906
  VIP Growth
   Opportunities
   Portfolio -- Service
   Class 2................   4,750,065   12,811,873
  VIP Growth Portfolio
   -- Initial Class.......   1,254,109   11,312,286
  VIP Growth Portfolio
   -- Service Class 2.....   8,179,023    6,854,195
  VIP Growth Stock
   Portfolio -- Service
   Class 2................   5,643,541   12,246,724
  VIP Investment Grade
   Bond Portfolio --
   Service Class 2........  26,782,983   41,742,073
  VIP Mid Cap Portfolio
   -- Initial Class.......       3,855        6,435
  VIP Mid Cap Portfolio
   -- Service Class 2.....  41,626,951   54,079,434
  VIP Overseas Portfolio
   -- Initial Class.......   1,919,532    4,895,683
  VIP Value Strategies
   Portfolio -- Service
   Class 2................   9,594,950    3,998,548
Franklin Templeton
  Variable Insurance
  Products Trust
  Franklin Income
   Securities Fund --
   Class 2 Shares.........  49,269,768  114,190,109
  Franklin Large Cap
   Growth Securities
   Fund -- Class 2 Shares.       3,800      123,569
  Franklin Templeton VIP
   Founding Funds
   Allocation Fund --
   Class 2 Shares.........  37,250,295   22,610,943
  Mutual Shares
   Securities Fund --
   Class 2 Shares.........   1,467,248    5,123,157
  Templeton Foreign
   Securities Fund --
   Class 1 Shares.........   1,826,053    2,250,622
  Templeton Foreign
   Securities Fund --
   Class 2 Shares.........     148,902      589,294
  Templeton Global Bond
   Securities Fund --
   Class 1 Shares.........   1,418,112    2,560,432
  Templeton Growth
   Securities Fund --
   Class 2 Shares.........   5,853,135    5,091,326

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2013

                             COST OF     PROCEEDS
                              SHARES    FROM SHARES
FUND/PORTFOLIO               ACQUIRED      SOLD
--------------             ------------ ------------
GE Investments Funds,
  Inc.
  Core Value Equity Fund
   -- Class 1 Shares...... $  1,869,955 $  2,770,691
  Income Fund -- Class 1
   Shares.................    3,094,373    9,230,163
  Premier Growth Equity
   Fund -- Class 1 Shares.    4,411,490    7,671,079
  Real Estate Securities
   Fund -- Class 1 Shares.   52,874,909   28,404,676
  S&P 500(R) Index Fund...   20,720,116   43,139,003
  Small-Cap Equity Fund
   -- Class 1 Shares......    8,816,987    9,523,071
  Total Return Fund --
   Class 1 Shares.........  196,647,025  243,932,852
  Total Return Fund --
   Class 3 Shares.........   87,231,335  173,558,314
  U.S. Equity Fund --
   Class 1 Shares.........    1,727,408    6,072,503
Goldman Sachs Variable
  Insurance Trust
  Goldman Sachs Large
   Cap Value Fund --
   Institutional Shares...    2,439,825    2,181,496
  Goldman Sachs Mid Cap
   Value Fund.............   10,771,781   15,581,588
  Goldman Sachs Money
   Market Fund --
   Service Shares.........  248,277,800  279,159,379
JPMorgan Insurance Trust
  JPMorgan Insurance
   Trust Core Bond
   Portfolio -- Class 1...      662,572    1,417,802
  JPMorgan Insurance
   Trust Equity Index
   Portfolio -- Class 1...      129,976      571,756
  JPMorgan Insurance
   Trust International
   Equity Portfolio --
   Class 1................       22,406       21,793
  JPMorgan Insurance
   Trust Intrepid Growth
   Portfolio -- Class 1...       20,224      518,263
  JPMorgan Insurance
   Trust Intrepid Mid
   Cap Portfolio --
   Class 1................       19,096      221,899
  JPMorgan Insurance
   Trust Mid Cap Growth
   Portfolio -- Class 1...       41,861      344,953
  JPMorgan Insurance
   Trust Mid Cap Value
   Portfolio -- Class 1...        3,687       21,039
  JPMorgan Insurance
   Trust Small Cap Core
   Portfolio -- Class 1...          313       17,049
  JPMorgan Insurance
   Trust U.S. Equity
   Portfolio -- Class 1...       62,221      605,835
Janus Aspen Series
  Balanced Portfolio --
   Institutional Shares...   12,744,776   20,936,212
  Balanced Portfolio --
   Service Shares.........   24,022,062   28,977,689
  Enterprise Portfolio
   -- Institutional
   Shares.................    1,543,641   11,113,060
  Enterprise Portfolio
   -- Service Shares......      115,820      831,105
  Flexible Bond
   Portfolio --
   Institutional Shares...    2,695,864    6,922,833
  Forty Portfolio --
   Institutional Shares...    2,333,104   11,514,898
  Forty Portfolio --
   Service Shares.........    3,784,660   16,170,303
  Global Research
   Portfolio --
   Institutional Shares...    1,989,499    9,254,408
  Global Research
   Portfolio -- Service
   Shares.................      362,749    1,008,811
  Global Technology
   Portfolio -- Service
   Shares.................      919,965    1,875,241
  Janus Portfolio --
   Institutional Shares...    1,047,817   10,112,539
  Janus Portfolio --
   Service Shares.........       49,312      486,637
  Overseas Portfolio --
   Institutional Shares...    2,907,812   12,594,837
  Overseas Portfolio --
   Service Shares.........      194,337    1,034,975
Legg Mason Partners
  Variable Equity Trust
  ClearBridge Variable
   Aggressive Growth
   Portfolio -- Class II..    8,136,580    2,096,001
  ClearBridge Variable
   All Cap Value
   Portfolio -- Class I...    4,202,587    4,934,866
  ClearBridge Variable
   Equity Income
   Portfolio -- Class I...      751,645    1,797,897
  ClearBridge Variable
   Equity Income
   Portfolio -- Class II..      797,964    1,772,815
  ClearBridge Variable
   Large Cap Value
   Portfolio -- Class I...    1,560,383    2,368,267
Legg Mason Partners
  Variable Income Trust
  Western Asset Variable
   Strategic Bond
   Portfolio -- Class I...    1,011,216    3,276,601

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2013

                           COST OF     PROCEEDS
                            SHARES    FROM SHARES
FUND/PORTFOLIO             ACQUIRED      SOLD
--------------            ----------- ------------
MFS(R) Variable
  Insurance Trust
  MFS(R) Investors
   Growth Stock Series
   -- Service Class
   Shares................ $   721,096 $  1,740,957
  MFS(R) Investors Trust
   Series -- Service
   Class Shares..........     178,797    2,096,476
  MFS(R) New Discovery
   Series -- Service
   Class Shares..........   8,237,334    9,339,496
  MFS(R) Strategic
   Income Series --
   Service Class Shares..       6,962       76,196
  MFS(R) Total Return
   Series -- Service
   Class Shares..........   5,354,100   14,773,654
  MFS(R) Utilities
   Series -- Service
   Class Shares..........   4,193,312    8,685,666
MFS(R) Variable
  Insurance Trust II
  MFS(R) Strategic
   Income Portfolio --
   Service Class Shares..      28,534          541
Oppenheimer Variable
  Account Funds
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Non-Service Shares.   1,263,176    7,054,251
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Service Shares.....     592,586    1,615,430
  Oppenheimer Capital
   Income Fund/VA --
   Non-Service Shares....   1,013,323    3,116,319
  Oppenheimer Capital
   Income Fund/VA --
   Service Shares........   2,770,092    7,274,437
  Oppenheimer Core Bond
   Fund/VA --
   Non-Service Shares....   1,671,286    3,106,659
  Oppenheimer Discovery
   Mid Cap Growth
   Fund/VA --
   Non-Service Shares....   1,030,859    6,098,278
  Oppenheimer Discovery
   Mid Cap Growth
   Fund/VA -- Service
   Shares................     869,505    1,465,276
  Oppenheimer Global
   Fund/VA -- Service
   Shares................  23,033,956   24,241,231
  Oppenheimer Global
   Strategic Income
   Fund/VA --
   Non-Service Shares....   1,052,079    1,867,178
  Oppenheimer Main
   Street Fund/VA --
   Service Shares........   7,020,907   28,752,967
  Oppenheimer Main
   Street Small Cap
   Fund(R)/VA -- Service
   Shares................  18,810,953   37,854,420
PIMCO Variable Insurance
  Trust
  All Asset Portfolio --
   Advisor Class Shares..   6,368,925   18,826,607
  Foreign Bond Portfolio
   (U.S. Dollar Hedged)
   -- Administrative
   Class Shares..........     664,357      953,832
  High Yield Portfolio
   -- Administrative
   Class Shares..........  23,101,241   29,460,246
  Long-Term U.S.
   Government Portfolio
   -- Administrative
   Class Shares..........   5,849,721   12,547,428
  Low Duration Portfolio
   -- Administrative
   Class Shares..........  40,663,157   53,678,831
  Total Return Portfolio
   -- Administrative
   Class Shares..........  62,114,889  131,324,154
Rydex Variable Trust
  NASDAQ -- 100(R) Fund..     413,231    1,426,668
The Alger Portfolios
  Alger Large Cap Growth
   Portfolio -- Class
   I-2 Shares............     966,111    5,927,992
  Alger Small Cap Growth
   Portfolio -- Class
   I-2 Shares............   6,007,418    7,877,634
The Prudential Series
  Fund
  Jennison 20/20 Focus
   Portfolio -- Class II
   Shares................     395,111    2,445,900
  Jennison Portfolio --
   Class II Shares.......     226,123      671,397
  Natural Resources
   Portfolio -- Class II
   Shares................   5,101,971    9,789,973
  SP International
   Growth Portfolio --
   Class II Shares.......          --       12,142
  SP Prudential U.S.
   Emerging Growth
   Portfolio -- Class II
   Shares................          --        1,761
Wells Fargo Variable
  Trust
  Wells Fargo Advantage
   VT Omega Growth Fund
   -- Class 2............   1,426,819      823,699

(4)RELATED PARTY TRANSACTIONS

  (A) GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

   Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2013


   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note (6) presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

 MORTALITY AND EXPENSE RISK CHARGE      0.40% -- 2.40% of the daily value of
 (INCLUDING BENEFIT RIDER OPTIONS)      the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 ADMINISTRATIVE CHARGE                  0.15% -- 0.35% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

 ANNUAL ADMINISTRATIVE CHARGE           $0 -- $30 per contract year invested
 This charge is assessed through a      in each fund.
 redemption in units.

 SURRENDER CHARGE                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE

   Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLAIC.

  (C) CAPITALIZATION

   On January 27, 2012, all capitalized portfolios of Genworth Variable Insurance Trust were liquidated.

  (D) BONUS CREDIT

   For certain contracts, transfers from the General Account for payments by GLAIC were paid in the form of bonus credits. Bonus credits are amounts that are added by GLAIC to the premium payments received from contract owners.

  (E) CAPITAL BROKERAGE CORPORATION

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2013

Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies, and certain guaranteed income annuity contracts issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

(5)CAPITAL TRANSACTIONS

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2013 and 2012 is reflected in the Statements of Changes in Net Assets.

(6)FINANCIAL HIGHLIGHTS

   GLAIC's variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2013, 2012, 2011, 2010, and 2009 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new products or funds. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2013 and were available to contract owners during 2013.

                                   EXPENSE AS A                            NET   INVESTMENT
                                   % OF AVERAGE                           ASSETS   INCOME
                                  NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                  -------------- --------- -------------- ------ ---------- --------------------
AIM Variable Insurance Funds
  (Invesco Variable Insurance
  Funds)
 Invesco V.I. American Franchise
   Fund -- Series I shares
   2013.......................... 0.75% to 2.10%   675,995 13.49 to 13.19  8,936   0.43%      39.09% to   37.20%
   2012.......................... 0.75% to 2.10%   752,366  9.70 to  9.61  7,209   0.00%     (4.37)% to  (5.67)%
   2011 (4)...................... 1.45% to 1.45%       117  8.54 to  8.54      1   0.00%    (20.82)% to (20.82)%
 Invesco V.I. American Franchise
   Fund -- Series II shares
   2013.......................... 1.45% to 2.20%   374,246 21.05 to 17.00  6,628   0.24%      37.77% to   36.72%
   2012.......................... 1.45% to 2.20%   445,270 15.28 to 12.44  5,710   0.00%      11.75% to   10.90%
   2011.......................... 1.45% to 2.20%   498,350 13.67 to 11.22  5,710   0.00%     (7.74)% to  (8.45)%
   2010.......................... 1.45% to 2.20%   607,306 14.82 to 12.25  7,547   0.00%      17.83% to   16.94%
   2009.......................... 1.45% to 2.20%   728,917 12.58 to 10.48  7,696   0.00%      63.24% to   62.00%
 Invesco V.I. Comstock Fund --
   Series II shares
   2013.......................... 1.45% to 2.55% 2,183,096 22.56 to 11.76 41,529   1.42%      33.69% to   32.20%
   2012.......................... 1.45% to 2.55% 2,467,715 16.88 to  8.90 35,359   1.40%      17.20% to   15.89%
   2011.......................... 1.45% to 2.55% 3,207,247 14.40 to  7.68 39,325   1.37%     (3.52)% to  (4.60)%
   2010.......................... 1.45% to 2.55% 3,775,362 14.93 to  8.05 48,250   0.14%      14.02% to   12.75%
   2009.......................... 1.45% to 2.55% 4,892,907 13.09 to  7.14 55,253   4.31%      26.55% to   25.13%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2013

                                      EXPENSE AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)   TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- -------------------
 Invesco V.I. Core Equity Fund --
   Series I shares
   2013............................. 0.75% to 2.30%   761,003 13.99 to 14.26 11,402   1.36%     28.28% to   26.28%
   2012............................. 0.75% to 2.30%   880,133 10.91 to 11.29 10,363   0.94%     13.03% to   11.26%
   2011............................. 0.75% to 2.30% 1,019,641  9.65 to 10.15 10,715   0.93%    (0.81)% to  (2.36)%
   2010............................. 0.75% to 2.30% 1,232,784  9.73 to 10.39 13,194   0.94%      8.73% to    7.04%
   2009............................. 0.75% to 2.30% 1,515,620  8.95 to  9.71 15,053   1.76%     27.34% to   25.35%
 Invesco V.I. Equity and Income
   Fund -- Series II shares
   2013............................. 1.45% to 2.55% 1,692,926 13.14 to 12.19 21,552   1.63%     23.08% to   21.70%
   2012............................. 1.45% to 2.55% 1,330,237 10.68 to 10.02 13,779   1.82%     10.75% to    9.52%
   2011............................. 1.45% to 2.55% 1,447,561  9.64 to  9.15 13,588   1.75%    (2.73)% to  (3.81)%
   2010............................. 1.45% to 2.55% 1,478,343  9.91 to  9.51 14,342   1.92%     10.41% to    9.18%
   2009............................. 1.45% to 2.55% 1,446,343  8.97 to  8.71 12,783   2.83%     20.71% to   19.37%
 Invesco V.I. Global Real Estate
   Fund -- Series II shares
   2013............................. 1.45% to 2.20%    54,127 14.22 to  7.98    660   5.83%      0.95% to    0.18%
   2012............................. 1.45% to 2.20%    19,361 14.09 to  7.96    241   0.42%     25.99% to   25.03%
   2011............................. 1.45% to 2.20%    21,340 11.18 to  6.37    208   3.66%    (8.08)% to  (8.78)%
   2010............................. 1.45% to 2.20%    22,456 12.16 to  6.98    242   4.63%     15.54% to   14.66%
   2009............................. 1.45% to 2.20%    43,366 10.53 to  6.09    396   0.00%     29.20% to   28.21%
 Invesco V.I. Government Securities
   Fund -- Series I shares
   2013............................. 0.75% to 0.75%       241 16.38 to 16.38      4   3.67%    (3.35)% to  (3.35)%
   2012............................. 0.75% to 0.75%       214 16.95 to 16.95      4   2.82%      1.70% to    1.70%
   2011............................. 0.75% to 0.75%       441 16.67 to 16.67      7   1.77%      7.10% to    7.10%
   2010............................. 0.75% to 0.75%       183 15.56 to 15.56      3   7.16%      4.61% to    4.61%
   2009............................. 0.75% to 0.75%       183 14.88 to 14.88      3   4.44%    (0.61)% to  (0.61)%
 Invesco V.I. International Growth
   Fund -- Series II shares
   2013............................. 1.45% to 2.55% 4,506,508 18.45 to 10.18 59,410   1.03%     17.00% to   15.69%
   2012............................. 1.45% to 2.55% 5,012,990 15.77 to  8.80 56,644   1.26%     13.58% to   12.31%
   2011............................. 1.45% to 2.55% 4,522,712 13.89 to  7.83 47,445   1.18%    (8.34)% to  (9.36)%
   2010............................. 1.45% to 2.55% 5,363,817 15.15 to  8.64 64,184   1.64%     10.98% to    9.74%
   2009............................. 1.45% to 2.55% 6,644,958 13.65 to  7.88 67,967   1.42%     32.96% to   31.47%
 Invesco V.I. Technology Fund --
   Series I shares
   2013............................. 0.75% to 0.75%       339  4.75 to  4.75      2   0.00%     24.20% to   24.20%
   2012............................. 0.75% to 0.75%       325  3.82 to  3.82      1   0.00%     10.44% to   10.44%
   2011............................. 0.75% to 0.75%     3,191  3.46 to  3.46     11   0.19%    (5.76)% to  (5.76)%
   2010............................. 0.75% to 0.75%     3,227  3.67 to  3.67     12   0.00%     20.39% to   20.39%
   2009............................. 0.75% to 0.75%     3,240  3.05 to  3.05     10   0.00%     56.18% to   56.18%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2013

                                      EXPENSE AS A                             NET   INVESTMENT
                                      % OF AVERAGE                            ASSETS   INCOME
                                     NET ASSETS (1)   UNITS      UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- ---------- -------------- ------ ---------- --------------------
 Invesco V.I. Utilities
   Fund -- Series I shares
   2013............................. 0.75% to 0.75%         78 13.53 to 13.53      1   1.04%       9.93% to    9.93%
   2012............................. 0.75% to 0.75%        288 12.31 to 12.31      4   3.18%       2.83% to    2.83%
   2011............................. 0.75% to 0.75%        302 11.97 to 11.97      4   3.34%      15.58% to   15.58%
   2010............................. 0.75% to 0.75%        298 10.36 to 10.36      3   3.72%       5.50% to    5.50%
   2009............................. 0.75% to 0.75%        279  9.82 to  9.82      3   4.76%      14.07% to   14.07%
 Invesco V.I. Value Opportunities
   Fund -- Series II shares
   2013............................. 1.45% to 2.30%    515,435 17.18 to 11.48  8,396   1.20%      31.34% to   30.21%
   2012............................. 1.45% to 2.30%    600,493 13.08 to  8.82  7,428   1.15%      15.95% to   14.94%
   2011............................. 1.45% to 2.30%    774,885 11.28 to  7.67  8,255   0.58%     (4.79)% to  (5.61)%
   2010............................. 1.45% to 2.30%  1,024,833 11.85 to  8.13 11,426   0.34%       5.40% to    4.49%
   2009............................. 1.45% to 2.30%  1,244,958 11.24 to  7.78 13,225   1.21%      45.60% to   44.34%
AllianceBernstein Variable Products
  Series Fund, Inc.
 AllianceBernstein Balanced
   Wealth Strategy Portfolio --
   Class B
   2013............................. 1.45% to 2.55%  1,797,915 11.43 to 10.65 19,708   2.04%      14.59% to   13.31%
   2012............................. 1.45% to 2.55%  2,132,465  9.98 to  9.40 20,462   1.90%      11.73% to   10.48%
   2011............................. 1.45% to 2.55%  2,344,972  8.93 to  8.51 20,197   2.23%     (4.46)% to  (5.52)%
   2010............................. 1.45% to 2.55%  2,786,369  9.35 to  9.00 25,232   2.62%       8.70% to    7.49%
   2009............................. 1.45% to 2.55%  3,039,389  8.60 to  8.38 25,460   0.82%      22.65% to   21.28%
 AllianceBernstein Global
   Thematic Growth Portfolio --
   Class B
   2013............................. 1.45% to 2.10%    262,312 16.40 to 11.18  3,939   0.02%      21.14% to   20.35%
   2012............................. 1.45% to 2.10%    288,782 13.54 to  9.29  3,573   0.00%      11.60% to   10.86%
   2011............................. 1.45% to 2.10%    296,320 12.13 to  8.38  3,257   0.37%    (24.52)% to (25.02)%
   2010............................. 1.45% to 2.10%    394,801 16.07 to 11.18  5,915   2.17%      16.86% to   16.09%
   2009............................. 1.45% to 2.10%    506,727 13.75 to  9.63  6,577   0.00%      50.92% to   49.93%
 AllianceBernstein Growth and
   Income Portfolio -- Class B
   2013............................. 1.15% to 2.30%  3,279,771 21.11 to 14.40 58,013   1.12%      33.05% to   31.50%
   2012............................. 1.15% to 2.30%  3,658,774 15.87 to 10.95 48,855   1.32%      15.89% to   14.54%
   2011............................. 1.15% to 2.30%  4,512,491 13.69 to  9.56 52,198   1.11%       4.85% to    3.64%
   2010............................. 1.15% to 2.30%  5,683,543 13.06 to  9.22 62,977   0.00%      11.50% to   10.21%
   2009............................. 1.15% to 2.30%  6,922,845 11.71 to  8.37 68,933   3.49%      18.97% to   17.58%
 AllianceBernstein International
   Value Portfolio -- Class B
   2013............................. 1.45% to 2.55%  6,950,495 11.36 to  6.22 57,250   5.35%      20.95% to   19.60%
   2012............................. 1.45% to 2.55% 12,409,844  9.39 to  5.20 82,582   1.39%      12.53% to   11.28%
   2011............................. 1.45% to 2.55% 10,820,026  8.34 to  4.67 66,148   3.98%    (20.60)% to (21.49)%
   2010............................. 1.45% to 2.55% 10,331,067 10.51 to  5.95 81,554   2.85%       2.79% to    1.64%
   2009............................. 1.45% to 2.55% 11,097,457 10.22 to  5.86 87,523   1.12%      32.41% to   30.93%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2013

                                    EXPENSE AS A                             NET    INVESTMENT
                                    % OF AVERAGE                            ASSETS    INCOME
                                   NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                   -------------- ---------- -------------- ------- ---------- --------------------
 AllianceBernstein Large Cap
   Growth Portfolio -- Class B
   2013........................... 1.45% to 2.30%  1,245,160 19.46 to 14.28  13,135   0.00%      35.01% to   33.85%
   2012........................... 1.45% to 2.30%  1,444,678 14.41 to 10.67  11,213   0.03%      14.44% to   13.45%
   2011........................... 1.45% to 2.30%  1,651,187 12.53 to  9.36  11,456   0.09%     (5.15)% to  (5.96)%
   2010........................... 1.45% to 2.30%  2,031,713 13.21 to  9.95  14,888   0.28%       8.24% to    7.31%
   2009........................... 1.45% to 2.30%  2,483,124 12.21 to  9.27  16,764   0.00%      35.12% to   33.95%
 AllianceBernstein Small Cap
   Growth Portfolio -- Class B
   2013........................... 1.45% to 1.95%  1,221,517 17.69 to 17.01  21,453   0.00%      43.23% to   42.50%
   2012........................... 1.45% to 1.95%  1,088,005 12.35 to 11.94  13,372   0.00%      13.06% to   12.49%
   2011........................... 1.45% to 1.95%  1,584,521 10.92 to 10.61  17,205   0.00%       2.69% to    2.17%
   2010........................... 1.45% to 2.30%  1,559,796 10.63 to 10.21  16,698   0.00%      34.61% to   33.45%
   2009........................... 1.45% to 2.20%    725,939  7.90 to  7.68   5,848   0.00%      39.23% to   38.18%
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection Fund --
   Class II
   2013........................... 1.45% to 2.55%  6,474,068 12.34 to 11.28  76,251   1.64%     (9.81)% to (10.81)%
   2012........................... 1.45% to 2.55%  6,454,403 13.69 to 12.65  84,749   2.39%       5.83% to    4.64%
   2011........................... 1.45% to 2.55%  6,534,567 12.93 to 12.09  81,354   4.03%      10.13% to    8.90%
   2010........................... 1.45% to 2.55%  7,721,667 11.74 to 11.10  87,434   1.66%       3.57% to    2.42%
   2009........................... 1.45% to 2.55% 11,759,735 11.34 to 10.84 128,852   1.88%       8.64% to    7.43%
American Century Variable
  Portfolios, Inc.
 VP Income & Growth Fund --
   Class I
   2013........................... 1.45% to 2.05%      5,083 20.95 to 14.44      91   2.18%      33.85% to   33.04%
   2012........................... 1.45% to 2.05%      6,283 15.65 to 10.86      84   2.17%      13.08% to   12.39%
   2011........................... 1.45% to 2.05%      6,420 13.84 to  9.66      74   1.53%       1.62% to    1.00%
   2010........................... 1.45% to 2.05%      9,392 13.62 to  9.56     102   1.46%      12.49% to   11.81%
   2009........................... 1.45% to 2.05%     14,396 12.11 to  8.55     150   4.35%      16.39% to   15.68%
 VP International Fund -- Class I
   2013........................... 1.45% to 2.20%     58,233 22.79 to 10.28     953   1.79%      20.64% to   19.72%
   2012........................... 1.45% to 2.20%     76,676 18.89 to  8.59   1,032   0.86%      19.40% to   18.49%
   2011........................... 1.45% to 2.20%     91,147 15.82 to  7.25   1,031   1.38%    (13.32)% to (13.98)%
   2010........................... 1.45% to 2.20%     88,669 18.25 to  8.42   1,174   2.18%      11.65% to   10.80%
   2009........................... 1.45% to 2.20%    181,662 16.35 to  7.60   2,038   2.24%      31.83% to   30.82%
 VP Ultra(R) Fund -- Class I
   2013........................... 1.45% to 2.05%      3,640 19.47 to 15.12      58   0.55%      35.09% to   34.27%
   2012........................... 1.45% to 2.05%      4,504 14.41 to 11.26      54   0.00%      12.27% to   11.58%
   2011........................... 1.45% to 2.05%      5,004 12.84 to 10.09      54   0.00%     (0.40)% to  (1.00)%
   2010........................... 1.45% to 2.05%      5,168 12.89 to 10.19      56   0.55%      14.40% to   13.71%
   2009........................... 1.45% to 2.05%      6,963 11.27 to  8.96      68   0.25%      32.53% to   31.72%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2013

                                    EXPENSE AS A                             NET    INVESTMENT
                                    % OF AVERAGE                            ASSETS    INCOME
                                   NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)   TOTAL RETURN (3)
                                   -------------- ---------- -------------- ------- ---------- -------------------
 VP Value Fund -- Class I
   2013........................... 1.45% to 1.45%      4,342 22.02 to 22.02      96   1.64%     29.82% to   29.82%
   2012........................... 1.45% to 1.45%      5,226 16.96 to 16.96      89   1.91%     12.91% to   12.91%
   2011........................... 1.45% to 1.45%      6,844 15.02 to 15.02     103   2.01%    (0.45)% to  (0.45)%
   2010........................... 1.45% to 1.45%     14,013 15.09 to 15.09     211   2.23%     11.78% to   11.78%
   2009........................... 1.45% to 2.05%     14,765 13.50 to  9.60     197   5.51%     18.13% to   17.41%
BlackRock Variable Series Funds,
  Inc.
 BlackRock Basic Value V.I.
   Fund -- Class III Shares
   2013........................... 1.45% to 2.30%    869,233 17.10 to 15.18  13,501   1.15%     35.65% to   34.48%
   2012........................... 1.45% to 2.30%    997,274 12.60 to 11.29  11,530   1.41%     12.16% to   11.19%
   2011........................... 1.45% to 2.30%  1,185,080 11.24 to 10.15  12,240   1.56%    (4.19)% to  (5.01)%
   2010........................... 1.45% to 2.30%  1,177,535 11.73 to 10.69  12,848   1.47%     10.88% to    9.93%
   2009........................... 1.45% to 2.30%  1,087,566 10.58 to  9.73  10,705   1.87%     28.97% to   27.86%
 BlackRock Global Allocation V.I.
   Fund -- Class III Shares
   2013........................... 1.45% to 2.55% 31,980,142 17.29 to 12.09 426,795   1.01%     12.76% to   11.50%
   2012........................... 1.45% to 2.55% 36,314,759 15.34 to 10.85 430,659   1.41%      8.37% to    7.16%
   2011........................... 1.45% to 2.55% 40,363,773 14.15 to 10.12 445,130   2.18%    (5.03)% to  (6.09)%
   2010........................... 1.45% to 2.55% 43,089,284 14.90 to 10.78 503,674   1.12%      8.17% to    6.96%
   2009........................... 1.45% to 2.55% 42,888,160 13.78 to 10.08 466,813   2.02%     19.16% to   17.83%
 BlackRock Large Cap Growth
   V.I. Fund -- Class III Shares
   2013........................... 1.45% to 1.85%    258,398 16.43 to 15.80   4,207   0.54%     31.64% to   31.11%
   2012........................... 1.45% to 1.85%    260,797 12.48 to 12.05   3,231   1.14%     13.15% to   12.69%
   2011........................... 1.45% to 1.85%    288,746 11.03 to 10.69   3,167   0.64%      0.84% to    0.44%
   2010........................... 1.45% to 1.85%    311,276 10.94 to 10.65   3,386   0.45%     13.43% to   12.97%
   2009........................... 1.45% to 2.10%    316,268  9.64 to  9.29   3,034   0.38%     24.79% to   23.97%
 BlackRock Value Opportunities
   V.I. Fund -- Class III Shares
   2013........................... 1.45% to 2.30%    430,630 18.51 to 15.00   7,670   0.40%     40.02% to   38.82%
   2012........................... 1.45% to 2.30%    805,941 13.22 to 10.80  10,385   0.38%     11.63% to   10.67%
   2011........................... 1.45% to 2.30%    844,867 11.84 to  9.76   9,742   0.21%    (4.02)% to  (4.85)%
   2010........................... 1.45% to 2.30%    897,173 12.34 to 10.26  10,786   0.64%     26.45% to   25.36%
   2009........................... 1.45% to 2.30%    554,479  9.76 to  8.18   5,196   0.61%     26.21% to   25.12%
Columbia Funds Variable Insurance
  Trust I
 Columbia Variable Portfolio --
   Marsico Growth Fund --
   Class 1
   2013........................... 1.45% to 2.30%  1,449,566 22.34 to 15.21  28,017   0.23%     33.68% to   32.52%
   2012........................... 1.45% to 2.30%  1,789,726 16.71 to 11.47  25,951   0.68%     10.61% to    9.65%
   2011........................... 1.45% to 2.30%  2,153,872 15.11 to 10.46  28,613   0.29%    (4.05)% to  (4.87)%
   2010........................... 1.45% to 2.30%  2,739,466 15.75 to 11.00  38,736   0.12%     19.79% to   18.76%
   2009........................... 1.45% to 2.30%  3,064,123 13.15 to  9.26  36,308   0.78%     24.83% to   23.75%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2013

                                   EXPENSE AS A                            NET   INVESTMENT
                                   % OF AVERAGE                           ASSETS   INCOME
                                  NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                  -------------- --------- -------------- ------ ---------- --------------------
 Columbia Variable Portfolio--
   Marsico International
   Opportunities Fund -- Class 2
   2013.......................... 1.45% to 2.55% 3,758,448 22.81 to  9.27 52,666   0.42%      18.65% to   17.33%
   2012.......................... 1.45% to 2.55% 4,431,272 19.22 to  7.90 53,257   0.93%      15.91% to   14.61%
   2011.......................... 1.45% to 2.55% 5,218,552 16.58 to  6.90 55,303   0.78%    (17.40)% to (18.32)%
   2010.......................... 1.45% to 2.55% 5,532,824 20.08 to  8.44 75,805   0.68%      12.08% to   10.83%
   2009.......................... 1.45% to 2.55% 6,441,360 17.91 to  7.62 78,350   1.88%      35.95% to   34.43%
DWS Variable Series I
 DWS Capital Growth VIP --
   Class B Shares
   2013.......................... 1.45% to 1.50%       611 13.26 to 13.24      8   0.93%      32.25% to   32.18%
   2012.......................... 1.45% to 1.50%       610 10.03 to 10.02      6   0.56%      13.93% to   13.87%
   2011 (4)...................... 1.45% to 1.50%     1,126  8.80 to  8.80     10   0.00%    (17.29)% to (17.33)%
DWS Variable Series II
 DWS Large Cap Value VIP --
   Class B Shares
   2013.......................... 1.45% to 2.05%     6,444 12.69 to 12.48     81   1.68%      28.65% to   27.87%
   2012.......................... 1.45% to 2.05%     7,327  9.86 to  9.76     72   1.68%       7.85% to    7.19%
   2011 (4)...................... 1.45% to 2.05%     8,090  9.14 to  9.11     74   0.00%    (12.44)% to (12.97)%
 DWS Small Mid Cap Value
   VIP --  Class B Shares
   2013.......................... 1.45% to 2.05%     1,571 31.20 to 16.83     44   0.95%      32.74% to   31.94%
   2012.......................... 1.45% to 2.05%     2,355 23.50 to 12.75     51   0.80%      11.73% to   11.05%
   2011.......................... 1.45% to 2.05%     4,312 21.04 to 11.49     86   0.61%     (7.69)% to  (8.25)%
   2010.......................... 1.45% to 2.05%     5,084 22.79 to 12.52    111   0.80%      20.89% to   20.15%
   2009.......................... 1.45% to 2.05%     4,256 18.85 to 10.42     73   1.63%      27.41% to   26.63%
Dreyfus
 Dreyfus Investment Portfolios
   MidCap Stock Portfolio --
   Initial Shares
   2013.......................... 1.45% to 1.45%     4,241 24.81 to 24.81    105   1.38%      33.04% to   33.04%
   2012.......................... 1.45% to 1.45%     4,457 18.65 to 18.65     83   0.50%      17.94% to   17.94%
   2011.......................... 1.45% to 2.05%     5,636 15.81 to 10.44     87   0.54%     (1.06)% to  (1.66)%
   2010.......................... 1.45% to 2.05%     6,928 15.98 to 10.62    103   0.96%      25.26% to   24.49%
   2009.......................... 1.45% to 2.05%     7,278 12.76 to  8.53     86   1.37%      33.54% to   32.73%
 Dreyfus Variable Investment
   Fund -- Money Market
   Portfolio
   2013.......................... 1.45% to 2.05%   100,946  9.98 to  9.57    986   0.00%     (1.45)% to  (2.05)%
   2012.......................... 1.45% to 2.05%    68,739 10.12 to  9.77    688   0.00%     (1.45)% to  (2.06)%
   2011.......................... 1.45% to 2.05%    72,669 10.27 to  9.98    737   0.01%     (1.44)% to  (2.04)%
   2010.......................... 1.45% to 2.05%    60,971 10.42 to 10.18    632   0.01%     (1.44)% to  (2.04)%
   2009.......................... 1.45% to 2.20%    45,268 10.57 to  9.98    473   0.15%     (1.32)% to  (2.08)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2013

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial
   Shares
   2013........................... 1.50% to 1.70%   521,926  9.71 to  9.45  5,075    1.21%     32.33% to   32.06%
   2012........................... 1.50% to 2.05%   523,857  7.34 to 12.19  3,851    0.80%     10.29% to    9.67%
   2011........................... 1.45% to 2.05%   566,457 14.02 to 11.11  3,828    0.89%    (0.56)% to  (1.16)%
   2010........................... 1.50% to 2.05%   597,064  6.69 to 11.24  4,013    0.85%     13.09% to   12.46%
   2009........................... 1.50% to 2.05%   612,680  5.92 to 10.00  3,642    0.96%     31.75% to   31.01%
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2013........................... 1.45% to 2.55% 6,465,984 13.16 to 10.97 79,695    3.48%      2.34% to    1.20%
   2012........................... 1.45% to 2.55% 5,310,021 12.86 to 10.84 64,390    4.17%      5.77% to    4.58%
   2011........................... 1.45% to 2.55% 2,297,228 12.15 to 10.36 27,501    4.22%      1.06% to  (0.06)%
   2010........................... 1.45% to 2.55% 2,710,733 12.03 to 10.37 32,192    4.17%      7.54% to    6.34%
   2009........................... 1.45% to 2.55% 5,811,349 11.18 to  9.75 62,369    4.81%     42.22% to   40.63%
Federated Insurance Series
 Federated High Income Bond
   Fund II -- Primary Shares
   2013........................... 1.15% to 1.60%   804,043 32.83 to 19.09 20,139    7.42%      5.76% to    5.28%
   2012........................... 1.15% to 1.60%   987,669 31.04 to 18.13 23,746    7.75%     13.37% to   12.86%
   2011........................... 1.15% to 1.60% 1,082,614 27.38 to 16.06 22,866    8.97%      3.96% to    3.49%
   2010........................... 1.15% to 1.60% 1,297,630 26.34 to 15.52 26,334    8.25%     13.41% to   12.90%
   2009........................... 1.15% to 1.60% 1,496,563 23.22 to 13.75 26,825   10.21%     51.09% to   50.41%
 Federated High Income Bond
   Fund II -- Service Shares
   2013........................... 1.45% to 2.30% 1,545,902 20.14 to 15.79 31,011    7.24%      5.18% to    4.27%
   2012........................... 1.45% to 2.30% 2,091,309 19.15 to 15.14 39,974    7.59%     12.64% to   11.67%
   2011........................... 1.45% to 2.30% 2,063,018 17.00 to 13.56 34,906    8.96%      3.40% to    2.52%
   2010........................... 1.45% to 2.30% 2,419,205 16.44 to 13.23 39,664    7.87%     12.73% to   11.75%
   2009........................... 1.45% to 2.30% 2,322,730 14.59 to 11.84 33,936    9.28%     50.27% to   48.97%
 Federated Kaufmann Fund II --
   Service Shares
   2013........................... 1.45% to 2.40% 1,044,827 25.20 to 11.98 24,191    0.00%     37.65% to   36.33%
   2012........................... 1.45% to 2.40% 1,260,634 18.31 to  8.79 21,186    0.00%     15.31% to   14.20%
   2011........................... 1.45% to 2.55% 5,911,389 15.88 to  7.64 59,382    0.87%   (14.74)% to (15.69)%
   2010........................... 1.45% to 2.55% 5,947,890 18.62 to  9.06 72,506    0.00%     16.04% to   14.75%
   2009........................... 1.45% to 2.55% 4,895,409 16.05 to  7.90 56,115    0.00%     27.23% to   25.81%
 Federated Managed Tail Risk
   Fund II -- Primary Shares
   2013........................... 1.15% to 1.60%   720,576 12.66 to 12.44  9,018    1.03%     15.11% to   14.59%
   2012........................... 1.15% to 1.60%   855,844 10.99 to 10.86  9,332    0.56%      8.90% to    8.41%
   2011........................... 1.15% to 1.60% 1,004,660 10.10 to 10.01 10,089    0.74%    (6.38)% to  (6.80)%
   2010 (4)....................... 1.15% to 1.60% 1,194,955 10.78 to 10.74 12,856    0.00%      9.78% to    9.29%
 Federated Managed Volatility
   Fund II
   2013........................... 1.15% to 1.60%   468,497 27.30 to 13.38  9,574    2.90%     20.34% to   19.80%
   2012........................... 1.15% to 1.60%   512,990 22.69 to 11.17  8,752    2.92%     12.24% to   11.73%
   2011........................... 1.15% to 1.60%   540,001 20.21 to 10.00  8,295    3.93%      3.57% to    3.10%
   2010........................... 1.15% to 1.60%   588,797 19.52 to  9.70  8,732    6.28%     10.80% to   10.30%
   2009........................... 1.15% to 1.60%   721,714 17.61 to  8.79  9,640    6.32%     26.80% to   26.23%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2013

                                    EXPENSE AS A                             NET    INVESTMENT
                                    % OF AVERAGE                            ASSETS    INCOME
                                   NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)   TOTAL RETURN (3)
                                   -------------- ---------- -------------- ------- ---------- -------------------
Fidelity(R) Variable Insurance
  Products Fund
 VIP Asset Manager/SM/
   Portfolio -- Initial Class
   2013........................... 1.15% to 1.60%  1,504,410 46.89 to 15.18  60,584   1.54%     14.38% to   13.86%
   2012........................... 1.15% to 1.60%  1,717,147 40.99 to 13.33  60,115   1.49%     11.18% to   10.68%
   2011........................... 1.15% to 1.60%  1,999,658 36.87 to 12.05  61,909   1.86%    (3.68)% to  (4.11)%
   2010........................... 1.15% to 1.60%  2,414,469 38.28 to 12.56  74,847   1.66%     12.95% to   12.44%
   2009........................... 1.15% to 1.60%  2,680,632 33.89 to 11.17  75,497   2.36%     27.63% to   27.05%
 VIP Asset Manager/SM/
   Portfolio --  Service Class 2
   2013........................... 1.45% to 2.30%    852,739 15.27 to 13.87  12,521   1.30%     13.67% to   12.69%
   2012........................... 1.45% to 2.30%    991,187 13.44 to 12.31  12,836   1.23%     10.60% to    9.65%
   2011........................... 1.45% to 2.30%  1,243,753 12.15 to 11.22  14,615   1.60%    (4.22)% to  (5.05)%
   2010........................... 1.45% to 2.30%  1,538,516 12.68 to 11.82  18,958   1.40%     12.31% to   11.34%
   2009........................... 1.45% to 2.30%  1,751,372 11.29 to 10.62  19,260   2.02%     26.89% to   25.80%
 VIP Balanced Portfolio --Service
   Class 2
   2013........................... 1.45% to 2.55%  6,037,701 14.46 to 12.16  81,679   1.30%     17.55% to   16.24%
   2012........................... 1.45% to 2.55%  6,503,500 12.30 to 10.46  75,098   1.52%     13.15% to   11.89%
   2011........................... 1.45% to 2.55%  6,881,761 10.87 to  9.35  70,645   1.40%    (5.22)% to  (6.27)%
   2010........................... 1.45% to 2.55%  6,779,387 11.47 to  9.97  73,820   1.52%     16.05% to   14.76%
   2009........................... 1.45% to 2.55%  6,966,166  9.88 to  8.69  65,552   1.84%     36.32% to   34.80%
 VIP Contrafund(R) Portfolio --
   Initial Class
   2013........................... 1.15% to 1.60%  3,680,306 63.37 to 20.79 136,622   1.03%     29.78% to   29.19%
   2012........................... 1.15% to 1.60%  4,390,853 48.83 to 16.09 123,400   1.28%     15.07% to   14.55%
   2011........................... 1.15% to 1.60%  5,110,949 42.43 to 14.05 124,220   0.95%    (3.64)% to  (4.08)%
   2010........................... 1.15% to 1.60%  6,064,325 44.04 to 14.64 153,099   1.21%     15.87% to   15.35%
   2009........................... 1.15% to 1.60%  7,029,385 38.01 to 12.70 154,027   1.35%     34.15% to   33.54%
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2013........................... 1.45% to 2.55% 18,704,173 25.24 to 12.61 290,517   0.79%     29.05% to   27.62%
   2012........................... 1.45% to 2.55% 22,275,144 19.56 to  9.88 267,620   1.09%     14.45% to   13.17%
   2011........................... 1.45% to 2.55%  8,717,847 17.09 to  8.73 115,951   0.74%    (4.19)% to  (5.26)%
   2010........................... 1.45% to 2.55%  9,949,015 17.84 to  9.21 139,185   0.98%     15.23% to   13.95%
   2009........................... 1.45% to 2.55% 11,477,898 15.48 to  8.09 139,161   1.15%     33.50% to   32.01%
 VIP Dynamic Capital
   Appreciation Portfolio --
   Service Class 2
   2013........................... 1.45% to 1.85%    121,851 23.46 to 18.04   2,704   0.11%     36.25% to   35.70%
   2012........................... 1.45% to 1.85%    127,184 17.22 to 13.29   2,111   0.41%     20.47% to   19.98%
   2011........................... 1.45% to 1.85%    149,191 14.29 to 11.08   2,038   0.00%    (4.17)% to  (4.56)%
   2010........................... 1.45% to 1.95%    181,993 14.92 to  9.41   2,572   0.22%     16.28% to   15.69%
   2009........................... 1.45% to 1.85%    193,075 12.83 to 10.02   2,427   0.02%     33.82% to   33.28%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2013

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)   TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- -------------------
 VIP Equity-Income Portfolio --
   Initial Class
   2013.......................... 1.15% to 1.60%  2,651,068 77.29 to 15.61 111,500   2.43%     26.67% to   26.10%
   2012.......................... 1.15% to 1.60%  3,054,947 61.01 to 12.38 100,588   3.01%     15.95% to   15.43%
   2011.......................... 1.15% to 1.60%  3,627,740 52.62 to 10.72 100,854   2.38%    (0.19)% to  (0.64)%
   2010.......................... 1.15% to 1.60%  4,305,594 52.72 to 10.79 119,423   1.75%     13.83% to   13.31%
   2009.......................... 1.15% to 1.60%  5,178,909 46.32 to  9.52 124,098   2.22%     28.71% to   28.13%
 VIP Equity-Income Portfolio --
   Service Class 2
   2013.......................... 1.45% to 2.55% 10,658,918 19.94 to 10.32 148,989   2.22%     25.97% to   24.57%
   2012.......................... 1.45% to 2.55% 12,250,530 15.83 to  8.29 135,616   2.88%     15.35% to   14.06%
   2011.......................... 1.45% to 2.55%  4,524,978 13.72 to  7.27  52,474   2.08%    (0.80)% to  (1.91)%
   2010.......................... 1.45% to 2.55%  5,873,275 13.83 to  7.41  68,868   1.53%     13.25% to   11.99%
   2009.......................... 1.45% to 2.55%  6,978,010 12.21 to  6.61  72,555   2.02%     28.00% to   26.57%
 VIP Growth & Income
   Portfolio -- Initial Class
   2013.......................... 0.75% to 1.60%  1,328,374 16.75 to 14.40  26,538   1.85%     32.56% to   31.43%
   2012.......................... 0.75% to 1.60%  1,548,381 12.64 to 10.96  23,113   2.13%     17.67% to   16.67%
   2011.......................... 0.75% to 1.60%  1,851,869 10.74 to  9.39  23,428   1.72%      0.85% to  (0.01)%
   2010.......................... 0.75% to 1.60%  2,095,446 10.65 to  9.39  26,763   0.69%     14.01% to   13.04%
   2009.......................... 0.75% to 1.60%  2,448,623  9.34 to  8.31  27,458   1.04%     26.25% to   25.17%
 VIP Growth & Income
   Portfolio -- Service Class 2
   2013.......................... 1.45% to 1.95%  1,294,015 19.11 to 16.11  19,438   1.64%     31.32% to   30.65%
   2012.......................... 1.45% to 2.20%  1,265,696 14.55 to 12.09  14,604   1.99%     16.53% to   15.64%
   2011.......................... 1.45% to 1.95%  1,371,950 12.49 to 10.63  13,548   1.47%    (0.11)% to  (0.61)%
   2010.......................... 1.45% to 2.20%  1,632,649 12.50 to 10.55  16,233   0.46%     12.89% to   12.03%
   2009.......................... 1.45% to 2.20%  1,891,358 11.08 to  9.41  16,711   0.84%     25.17% to   24.22%
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2013.......................... 0.75% to 1.60%    757,951 14.53 to 11.81  11,844   0.30%     36.86% to   35.70%
   2012.......................... 0.75% to 1.60%    841,179 10.62 to  8.70   9,669   0.39%     18.71% to   17.70%
   2011.......................... 0.75% to 1.60%    893,331  8.94 to  7.39   8,842   0.16%      1.53% to    0.67%
   2010.......................... 0.75% to 1.60%    936,955  8.81 to  7.34   9,337   0.20%     22.81% to   21.76%
   2009.......................... 0.75% to 1.60%  1,190,728  7.17 to  6.03   9,553   0.48%     44.76% to   43.52%
 VIP Growth Opportunities
   Portfolio -- Service Class 2
   2013.......................... 1.45% to 2.55%  2,116,562 14.54 to 14.23  30,629   0.05%     35.55% to   34.03%
   2012 (4)...................... 1.45% to 2.55%  2,734,942 10.73 to 10.62  29,273   0.16%      7.88% to    6.68%
 VIP Growth Portfolio -- Initial
   Class
   2013.......................... 1.15% to 1.60%  1,949,834 83.58 to 13.12  69,536   0.28%     34.77% to   34.16%
   2012.......................... 1.15% to 1.60%  2,281,334 62.02 to  9.78  59,904   0.57%     13.36% to   12.85%
   2011.......................... 1.15% to 1.60%  2,679,282 54.71 to  8.66  61,236   0.35%    (0.95)% to  (1.39)%
   2010.......................... 1.15% to 1.60%  3,132,022 55.23 to  8.78  71,983   0.27%     22.75% to   22.19%
   2009.......................... 1.15% to 1.60%  3,692,954 45.00 to  7.19  68,484   0.44%     26.81% to   26.24%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2013

                                    EXPENSE AS A                             NET    INVESTMENT
                                    % OF AVERAGE                            ASSETS    INCOME
                                   NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                   -------------- ---------- -------------- ------- ---------- --------------------
 VIP Growth Portfolio --Service
   Class 2
   2013........................... 1.45% to 2.30%  1,972,296 20.53 to 15.31  25,263   0.05%      34.03% to   32.87%
   2012........................... 1.45% to 2.30%  1,947,729 15.32 to 11.52  17,689   0.32%      12.74% to   11.77%
   2011........................... 1.45% to 2.30%  2,567,808 13.58 to 10.31  19,928   0.13%     (1.48)% to  (2.33)%
   2010........................... 1.45% to 2.30%  2,923,278 13.79 to 10.55  23,680   0.03%      22.07% to   21.02%
   2009........................... 1.45% to 2.30%  4,006,232 11.30 to  8.72  26,119   0.21%      26.11% to   25.02%
 VIP Growth Stock Portfolio --
   Service Class 2
   2013........................... 1.45% to 2.55%  2,824,463 14.44 to 14.13  40,570   0.27%      32.66% to   31.18%
   2012 (4)....................... 1.45% to 2.55%  3,574,522 10.89 to 10.77  38,808   0.63%       9.57% to    8.35%
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2013........................... 1.45% to 2.55%  9,956,962 12.29 to 11.41 120,149   2.01%     (3.49)% to  (4.57)%
   2012........................... 1.45% to 2.55% 11,363,659 12.74 to 11.95 142,492   2.20%       4.07% to    2.90%
   2011........................... 1.45% to 2.55%  1,333,152 12.24 to 11.62  16,221   3.45%       5.49% to    4.31%
   2010........................... 1.45% to 2.55%  1,168,158 11.60 to 11.14  13,488   3.22%       5.99% to    4.81%
   2009........................... 1.45% to 2.55%  1,247,865 10.95 to 10.63  13,610   8.05%      13.80% to   12.53%
 VIP Mid Cap Portfolio -- Initial
   Class
   2013........................... 0.75% to 0.75%        835 35.63 to 35.63      30   0.47%      35.21% to   35.21%
   2012........................... 0.75% to 0.75%      1,029 26.35 to 26.35      27   0.64%      13.97% to   13.97%
   2011........................... 0.75% to 0.75%      1,514 23.12 to 23.12      35   0.26%    (11.28)% to (11.28)%
   2010........................... 0.75% to 0.75%      1,503 26.06 to 26.06      39   0.38%      27.87% to   27.87%
   2009........................... 0.75% to 0.75%      1,505 20.38 to 20.38      31   0.70%      39.04% to   39.04%
 VIP Mid Cap Portfolio --
   Service Class 2
   2013........................... 1.15% to 2.55%  8,705,874 35.71 to 13.60 189,779   0.26%      34.31% to   32.41%
   2012........................... 1.15% to 2.55% 10,619,523 26.59 to 10.27 170,431   0.39%      13.24% to   11.63%
   2011........................... 1.15% to 2.55%  4,889,281 23.48 to  9.20  97,950   0.02%    (11.88)% to (13.12)%
   2010........................... 1.15% to 2.55%  6,200,645 26.64 to 10.59 142,397   0.12%      27.09% to   25.30%
   2009........................... 1.15% to 2.55%  7,021,421 20.96 to  8.45 126,986   0.44%      38.14% to   36.19%
 VIP Overseas Portfolio --Initial
   Class
   2013........................... 0.75% to 1.60%    980,163 14.25 to 14.96  26,593   1.36%      29.46% to   28.36%
   2012........................... 0.75% to 1.60%  1,100,757 11.01 to 11.65  23,478   1.92%      19.83% to   18.81%
   2011........................... 0.75% to 1.60%  1,234,488  9.19 to  9.81  22,127   1.31%    (17.78)% to (18.49)%
   2010........................... 0.75% to 1.60%  1,464,943 11.17 to 12.03  32,074   1.36%      12.27% to   11.31%
   2009........................... 0.75% to 1.60%  1,723,772  9.95 to 10.81  33,424   2.09%      25.58% to   24.51%
 VIP Value Strategies
   Portfolio --  Service Class 2
   2013........................... 1.45% to 2.20%    698,052 18.02 to 17.34  12,418   0.81%      28.30% to   27.32%
   2012........................... 1.45% to 2.20%    326,129 14.05 to 13.62   4,494   0.44%      25.22% to   24.26%
   2011........................... 1.45% to 2.10%    278,601 11.22 to 10.66   3,058   0.70%    (10.35)% to (10.94)%
   2010........................... 1.45% to 2.20%    371,208 12.52 to 12.32   4,563   0.24%      24.51% to   23.56%
   2009........................... 1.45% to 2.20%    410,826 10.05 to  9.97   4,067   0.39%      54.87% to   53.69%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2013

                                EXPENSE AS A                             NET    INVESTMENT
                                % OF AVERAGE                            ASSETS    INCOME
                               NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                               -------------- ---------- -------------- ------- ---------- --------------------
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Income Securities
   Fund -- Class 2 Shares
   2013....................... 1.45% to 2.55% 36,458,803 16.04 to 11.64 511,869    6.39%     12.29% to   11.04%
   2012....................... 1.45% to 2.55% 42,955,777 14.29 to 10.49 540,761    6.45%     11.02% to    9.77%
   2011....................... 1.45% to 2.55% 50,630,331 12.87 to  9.55 578,783    5.75%      0.90% to  (0.22)%
   2010....................... 1.45% to 2.55% 59,506,030 12.75 to  9.57 679,174    6.66%     11.04% to    9.80%
   2009....................... 1.45% to 2.55% 67,401,493 11.49 to  8.72 697,292    8.22%     33.63% to   32.14%
 Franklin Large Cap Growth
   Securities Fund --
   Class 2 Shares
   2013....................... 1.45% to 2.05%     16,596 18.02 to 13.94     291    1.04%     26.77% to   26.00%
   2012....................... 1.45% to 2.05%     23,883 14.21 to 11.06     332    0.84%     10.74% to   10.06%
   2011....................... 1.45% to 2.05%     27,495 12.83 to 10.05     346    0.65%    (2.93)% to  (3.52)%
   2010....................... 1.45% to 2.05%     30,856 13.22 to 10.42     396    0.83%      9.97% to    9.30%
   2009....................... 1.45% to 2.05%     34,602 12.02 to  9.53     405    1.37%     27.85% to   27.07%
 Franklin Templeton VIP
   Founding Funds Allocation
   Fund -- Class 2 Shares
   2013....................... 1.45% to 2.55%  9,901,884 11.76 to 10.95 112,297   11.82%     21.98% to   20.62%
   2012....................... 1.45% to 2.55% 11,368,166  9.64 to  9.08 106,153    2.81%     13.66% to   12.39%
   2011....................... 1.45% to 2.55% 12,885,675  8.48 to  8.08 106,353    0.02%    (2.97)% to  (4.05)%
   2010....................... 1.45% to 2.55% 14,297,304  8.74 to  8.42 122,162    2.04%      8.66% to    7.44%
   2009....................... 1.45% to 2.55% 16,220,852  8.05 to  7.84 128,206    2.43%     28.36% to   26.93%
 Mutual Shares Securities
   Fund -- Class 2 Shares
   2013....................... 1.45% to 2.40%  1,347,948 20.19 to 10.58  21,576    2.05%     26.40% to   25.18%
   2012....................... 1.45% to 2.40%  1,581,716 15.97 to  8.45  19,988    1.84%     12.58% to   11.50%
   2011....................... 1.45% to 2.55%  6,183,615 14.19 to  7.53  59,135    2.37%    (2.47)% to  (3.56)%
   2010....................... 1.45% to 2.55%  6,805,503 14.55 to  7.80  67,378    1.41%      9.58% to    8.36%
   2009....................... 1.45% to 2.55%  9,715,017 13.28 to  7.20  86,585    2.00%     24.22% to   22.83%
 Templeton Foreign Securities
   Fund -- Class 1 Shares
   2013....................... 1.15% to 1.60%    704,377 16.76 to 16.08  11,488    2.53%     21.86% to   21.31%
   2012....................... 0.75% to 1.60%    745,396 14.20 to 13.26   9,998    3.24%     17.70% to   16.70%
   2011....................... 1.15% to 1.60%    817,020 11.73 to 11.36   9,374    1.95%   (11.47)% to (11.87)%
   2010....................... 0.75% to 1.60%    967,215 13.58 to 12.89  12,580    2.09%      7.86% to    6.94%
   2009....................... 1.15% to 1.60%    975,796 12.33 to 12.06  11,847    3.67%     35.76% to   35.15%
 Templeton Foreign Securities
   Fund -- Class 2 Shares
   2013....................... 1.45% to 2.20%     94,061 23.89 to 10.71   1,541    2.41%     21.19% to   20.27%
   2012....................... 1.45% to 2.20%    126,214 19.71 to  8.90   1,688    3.17%     16.51% to   15.63%
   2011....................... 1.45% to 2.20%    103,850 16.92 to  7.70   1,285    1.67%   (11.93)% to (12.60)%
   2010....................... 1.45% to 2.20%    105,029 19.21 to  8.81   1,516    1.82%      6.84% to    6.02%
   2009....................... 1.45% to 2.20%    187,539 17.98 to  8.31   2,340    3.61%     35.06% to   34.03%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2013

                                  EXPENSE AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)   TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- -------------------
 Templeton Global Bond
   Securities Fund -- Class 1
   Shares
   2013......................... 1.15% to 1.40%    577,510 18.93 to 18.51  10,735    4.87%     0.72% to    0.46%
   2012......................... 1.15% to 1.40%    668,902 18.80 to 18.42  12,374    6.57%    13.98% to   13.69%
   2011......................... 1.15% to 1.40%    748,067 16.49 to 16.20  12,165    5.58%   (1.75)% to  (1.99)%
   2010......................... 1.15% to 1.40%    758,389 16.78 to 16.53  12,576    1.62%    13.39% to   13.11%
   2009......................... 1.15% to 1.40%    715,736 14.80 to 14.62  10,490   13.68%    17.61% to   17.32%
 Templeton Growth Securities
   Fund -- Class 2 Shares
   2013......................... 1.45% to 2.20%  1,475,205 12.22 to 11.52  17,368    2.41%    28.92% to   27.94%
   2012......................... 1.45% to 2.20%  1,436,617  9.48 to  9.01  13,084    2.07%    19.31% to   18.40%
   2011......................... 1.45% to 2.20%  1,512,777  7.94 to  7.61  11,548    1.34%   (8.32)% to  (9.02)%
   2010......................... 1.45% to 2.30%  1,659,655  8.67 to  8.32  13,883    1.31%     5.84% to    4.93%
   2009......................... 1.45% to 2.30%  1,841,714  8.19 to  7.93  14,636    3.14%    29.20% to   28.09%
GE Investments Funds, Inc.
 Core Value Equity Fund --
   Class 1 Shares
   2013......................... 1.45% to 2.10%    960,160 21.14 to 16.27  15,643    0.89%    31.15% to   30.29%
   2012......................... 1.45% to 2.10%  1,079,397 16.12 to 12.48  13,554    1.14%    11.76% to   11.03%
   2011......................... 1.45% to 2.10%  1,273,957 14.42 to 11.24  14,328    0.81%   (3.02)% to  (3.66)%
   2010......................... 1.45% to 2.10%  1,504,763 14.87 to 11.67  17,447    1.33%     9.96% to    9.23%
   2009......................... 1.45% to 2.10%  1,832,169 13.52 to 10.69  19,332    1.17%    23.58% to   22.77%
 Income Fund -- Class 1 Shares
   2013......................... 0.75% to 2.35%  2,178,712 16.65 to 11.28  30,652    2.40%   (2.08)% to  (3.66)%
   2012......................... 0.75% to 2.35%  2,605,073 17.00 to 11.71  38,054    2.11%     4.90% to    3.20%
   2011......................... 0.75% to 2.35%  3,247,690 16.21 to 11.35  45,800    4.07%     6.40% to    4.69%
   2010......................... 0.75% to 2.35%  3,707,548 15.23 to 10.84  49,438    3.08%     6.76% to    5.04%
   2009......................... 0.75% to 2.45%  4,285,246 14.27 to 10.28  53,853    3.99%     7.07% to    5.24%
 Premier Growth Equity Fund --
   Class 1 Shares
   2013......................... 0.75% to 2.10%  2,124,592 16.29 to 15.86  34,859    0.54%    33.87% to   32.05%
   2012......................... 0.75% to 2.10%  2,489,095 12.17 to 12.01  30,758    0.83%    19.97% to   18.34%
   2011......................... 0.75% to 2.10%  3,236,743 10.14 to 10.15  33,683    0.19%   (0.28)% to  (1.63)%
   2010......................... 0.75% to 2.10%  3,817,618 10.17 to 10.32  40,199    0.23%    10.77% to    9.26%
   2009......................... 0.75% to 2.10%  4,507,878  9.18 to  9.44  43,185    0.34%    37.70% to   35.83%
 Real Estate Securities Fund --
   Class 1 Shares
   2013......................... 0.75% to 2.55%  4,052,098 36.07 to 10.24  82,755    1.57%     1.83% to  (0.02)%
   2012......................... 0.75% to 2.55%  2,397,627 35.42 to 10.25  64,381    1.84%    15.91% to   13.81%
   2011......................... 0.75% to 2.55%  2,683,707 30.56 to  9.00  63,442    1.24%     9.03% to    7.06%
   2010......................... 0.75% to 2.55%  3,101,450 28.03 to  8.41  66,608    1.75%    27.98% to   25.66%
   2009......................... 0.75% to 2.55%  3,687,118 21.90 to  6.69  60,910    5.16%    34.75% to   32.30%
 S&P 500(R) Index Fund
   2013......................... 0.75% to 2.55%  8,409,723 14.37 to 11.85 169,583    1.73%    30.98% to   28.61%
   2012......................... 0.75% to 2.55%  9,702,710 10.97 to  9.22 150,686    1.91%    14.83% to   12.74%
   2011......................... 0.75% to 2.55% 10,777,158  9.55 to  8.18 148,251    1.73%     0.94% to  (0.88)%
   2010......................... 0.75% to 2.55% 13,356,583  9.46 to  8.25 181,301    1.76%    13.98% to   11.91%
   2009......................... 0.75% to 2.55% 15,860,869  8.30 to  7.37 188,908    2.13%    25.35% to   23.08%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2013

                                 EXPENSE AS A                                        INVESTMENT
                                 % OF AVERAGE                             NET ASSETS   INCOME
                                NET ASSETS (1)    UNITS      UNIT VALUE      000S    RATIO (2)   TOTAL RETURN (3)
                                -------------- ----------- -------------- ---------- ---------- -------------------
 Small-Cap Equity Fund --
   Class 1 Shares
   2013........................ 1.15% to 2.30%   1,675,499 28.20 to 16.80    43,824    0.00%     35.31% to   33.74%
   2012........................ 1.15% to 2.30%   1,896,838 20.84 to 12.56    36,787    0.01%     13.25% to   11.93%
   2011........................ 1.15% to 2.30%   2,406,365 18.40 to 11.22    41,381    0.00%      1.95% to    0.76%
   2010........................ 1.15% to 2.30%   2,926,019 18.05 to 11.14    49,614    0.17%     26.01% to   24.54%
   2009........................ 1.15% to 2.30%   3,608,377 14.33 to  8.94    48,754    0.00%     29.38% to   27.87%
 Total Return Fund -- Class 1
   Shares
   2013........................ 0.75% to 2.30%  67,335,272 16.46 to 12.88 1,025,906    1.48%     14.07% to   12.29%
   2012........................ 0.75% to 2.30%  73,850,035 14.43 to 11.47   994,987    1.54%     11.70% to    9.96%
   2011........................ 0.75% to 2.30%  81,217,505 12.92 to 10.43   985,186    1.68%    (3.57)% to  (5.08)%
   2010........................ 0.75% to 2.30%  89,029,365 13.40 to 10.99 1,128,019    1.39%      8.82% to    7.12%
   2009........................ 0.75% to 2.30%  94,325,853 12.31 to 10.26 1,106,739    1.60%     19.90% to   18.03%
 Total Return Fund -- Class 3
   Shares
   2013........................ 1.45% to 2.55%  87,086,756 12.42 to 10.37   988,824    1.22%     12.98% to   11.72%
   2012........................ 1.45% to 2.55%  98,775,639 11.00 to  9.28   997,523    1.29%     10.62% to    9.38%
   2011........................ 1.45% to 2.55% 110,528,192  9.94 to  8.48 1,014,142    1.45%    (4.50)% to  (5.56)%
   2010........................ 1.45% to 2.55% 120,773,570 10.41 to  8.98 1,166,699    1.17%      7.78% to    6.58%
   2009........................ 1.45% to 2.55% 128,705,519  9.66 to  8.43 1,160,078    1.46%     18.82% to   17.50%
 U.S. Equity Fund -- Class 1
   Shares
   2013........................ 0.75% to 1.85%   1,844,437 15.97 to 15.73    29,293    0.95%     32.91% to   31.44%
   2012........................ 0.75% to 1.85%   2,146,107 12.02 to 11.97    25,799    1.22%     14.93% to   13.65%
   2011........................ 0.75% to 1.85%   2,531,170 10.45 to 10.53    26,806    0.71%    (3.64)% to  (4.70)%
   2010........................ 0.75% to 1.85%   3,017,807 10.85 to 11.05    33,498    0.96%      9.44% to    8.22%
   2009........................ 0.75% to 1.85%   3,605,506  9.91 to 10.21    36,983    1.15%     30.64% to   29.19%
Goldman Sachs Variable
  Insurance Trust
 Goldman Sachs Large Cap
   Value Fund -- Institutional
   Shares
   2013........................ 1.15% to 1.60%     772,229 14.61 to 14.15    11,349    1.19%     31.70% to   31.11%
   2012........................ 1.15% to 1.60%     838,830 11.09 to 10.79     9,408    1.32%     17.75% to   17.22%
   2011........................ 1.15% to 1.60%   1,018,930  9.42 to  9.21     9,728    1.14%    (8.12)% to  (8.53)%
   2010........................ 1.15% to 1.60%   1,197,528 10.25 to 10.07    12,515    0.75%      9.92% to    9.42%
   2009........................ 1.15% to 1.60%   1,447,301  9.33 to  9.20    13,793    1.71%     16.96% to   16.43%
 Goldman Sachs Mid Cap
   Value Fund
   2013........................ 1.15% to 2.30%   1,995,853 33.72 to 15.95    60,621    0.81%     31.37% to   29.84%
   2012........................ 1.15% to 2.30%   2,244,886 25.67 to 12.29    53,736    1.12%     17.10% to   15.74%
   2011........................ 1.15% to 2.30%   2,611,778 21.92 to 10.62    53,592    0.71%    (7.45)% to  (8.53)%
   2010........................ 1.15% to 2.30%   3,088,859 23.68 to 11.61    69,078    0.66%     23.56% to   22.13%
   2009........................ 1.15% to 2.30%   3,701,268 19.17 to  9.50    67,223    1.73%     31.62% to   30.09%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2013

                                     EXPENSE AS A                             NET    INVESTMENT
                                     % OF AVERAGE                            ASSETS    INCOME
                                    NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                    -------------- ---------- -------------- ------- ---------- --------------------
 Goldman Sachs Money Market
   Fund -- Service Shares
   2013............................ 0.75% to 2.55% 17,668,537  9.90 to  9.64 172,860   0.01%     (0.74)% to  (2.54)%
   2012 (4)........................ 0.75% to 2.55% 20,290,027  9.97 to  9.89 201,609   0.00%     (0.74)% to  (2.53)%
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core
   Bond Portfolio -- Class 1
   2013............................ 1.45% to 2.20%    267,217 13.56 to 12.16   3,539   4.79%     (2.90)% to  (3.64)%
   2012............................ 1.45% to 2.20%    332,979 13.96 to 12.62   4,553   4.76%       3.80% to    3.01%
   2011............................ 1.45% to 2.20%    399,516 13.45 to 12.25   5,280   5.58%       5.90% to    5.10%
   2010............................ 1.45% to 2.20%    452,511 12.70 to 11.65   5,666   4.11%       7.65% to    6.83%
   2009............................ 1.45% to 2.20%    329,250 11.80 to 10.91   3,853   4.69%       8.06% to    7.24%
 JPMorgan Insurance Trust Equity
   Index Portfolio -- Class 1
   2013............................ 1.45% to 2.20%    104,801 14.52 to 12.12   1,474   1.98%      29.90% to   28.91%
   2012............................ 1.45% to 2.20%    145,802 11.18 to  9.40   1,581   1.85%      13.90% to   13.03%
   2011............................ 1.45% to 2.20%    225,476  9.81 to  8.32   2,156   1.70%       0.24% to  (0.53)%
   2010............................ 1.45% to 2.20%    237,662  9.79 to  8.36   2,277   2.27%      12.75% to   11.89%
   2009............................ 1.45% to 2.20%     90,122  8.68 to  7.48     770   2.59%      24.60% to   23.66%
 JPMorgan Insurance Trust
   International Equity
   Portfolio -- Class 1
   2013............................ 1.45% to 2.05%      5,592 17.43 to 16.94      95   2.04%      13.78% to   13.09%
   2012............................ 1.45% to 2.05%      5,509 15.32 to 14.98      83   2.17%      19.30% to   18.58%
   2011............................ 1.45% to 2.05%      6,457 12.84 to 12.63      82   2.00%    (12.73)% to (13.26)%
   2010............................ 1.45% to 2.05%      7,480 14.71 to 14.56     109   0.24%       5.61% to    4.96%
   2009............................ 1.45% to 2.05%      7,443 13.93 to 13.87     103   1.54%      61.67% to   60.69%
 JPMorgan Insurance Trust Intrepid
   Growth Portfolio -- Class 1
   2013............................ 1.45% to 2.20%     21,439 15.54 to 13.54     323   1.38%      32.52% to   31.52%
   2012............................ 1.45% to 2.20%     59,173 11.73 to 10.29     673   0.73%      14.61% to   13.74%
   2011............................ 1.45% to 2.20%     57,894 10.23 to  9.05     578   0.94%       0.38% to  (0.38)%
   2010............................ 1.45% to 2.20%     56,215 10.20 to  9.09     561   1.13%      14.42% to   13.55%
   2009............................ 1.45% to 2.20%    102,156  8.91 to  8.00     895   0.80%      32.37% to   31.37%
 JPMorgan Insurance Trust Intrepid
   Mid Cap Portfolio -- Class 1
   2013............................ 1.45% to 2.20%     31,578 15.23 to 12.94     465   1.11%      38.55% to   37.50%
   2012............................ 1.45% to 2.20%     47,610 10.99 to  9.41     507   0.81%      14.44% to   13.57%
   2011............................ 1.45% to 2.20%     58,290  9.60 to  8.29     545   0.81%     (2.95)% to  (3.69)%
   2010............................ 1.45% to 2.20%     59,378  9.89 to  8.60     575   1.32%      17.79% to   16.90%
   2009............................ 1.45% to 2.20%     42,682  8.40 to  7.36     352   1.58%      33.70% to   32.68%
 JPMorgan Insurance Trust Mid Cap
   Growth Portfolio -- Class 1
   2013............................ 1.45% to 2.20%     19,512 16.70 to 14.82     315   0.08%      41.23% to   40.15%
   2012............................ 1.45% to 2.20%     43,485 11.82 to 10.57     498   0.00%      14.42% to   13.55%
   2011............................ 1.45% to 2.20%     51,330 10.33 to  9.31     516   0.00%     (7.51)% to  (8.21)%
   2010............................ 1.45% to 2.20%     50,225 11.17 to 10.14     549   0.00%      23.81% to   22.87%
   2009............................ 1.45% to 2.20%     39,582  9.02 to  8.26     351   0.00%      40.97% to   39.89%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2013

                                    EXPENSE AS A                             NET    INVESTMENT
                                    % OF AVERAGE                            ASSETS    INCOME
                                   NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)   TOTAL RETURN (3)
                                   -------------- ---------- -------------- ------- ---------- -------------------
 JPMorgan Insurance Trust Mid
   Cap Value Portfolio -- Class 1
   2013........................... 1.45% to 2.05%      4,772 24.42 to 23.73     115   1.06%     30.38% to   29.59%
   2012........................... 1.45% to 2.05%      5,607 18.73 to 18.31     104   1.07%     18.63% to   17.90%
   2011........................... 1.45% to 2.05%      7,510 15.79 to 15.53     118   1.46%      0.68% to    0.07%
   2010........................... 1.45% to 2.05%      9,981 15.68 to 15.52     156   1.18%     21.67% to   20.93%
   2009 (4)....................... 1.45% to 2.05%     11,666 12.89 to 12.84     150   0.00%     44.45% to   43.58%
 JPMorgan Insurance Trust Small
   Cap Core Portfolio -- Class 1
   2013........................... 1.45% to 1.45%      1,851 25.15 to 25.15      47   0.69%     40.23% to   40.23%
   2012........................... 1.45% to 1.45%      2,639 17.93 to 17.93      47   0.25%     17.99% to   17.99%
   2011........................... 1.45% to 1.45%      1,671 15.20 to 15.20      25   0.13%    (6.15)% to  (6.15)%
   2010........................... 1.45% to 1.45%      1,863 16.19 to 16.19      30   0.00%     25.28% to   25.28%
   2009........................... 1.45% to 1.45%      1,484 12.93 to 12.93      19   0.24%     45.02% to   45.02%
 JPMorgan Insurance Trust U.S.
   Equity Portfolio -- Class 1
   2013........................... 1.45% to 2.20%     83,693 17.09 to 13.88   1,382   1.33%     34.24% to   33.22%
   2012........................... 1.45% to 2.20%    121,740 12.73 to 10.42   1,501   1.48%     15.94% to   15.05%
   2011........................... 1.45% to 2.20%    201,928 10.98 to  9.05   2,161   1.13%    (3.29)% to  (4.02)%
   2010........................... 1.45% to 2.20%    198,265 11.36 to  9.43   2,201   0.93%     11.93% to   11.08%
   2009........................... 1.45% to 2.20%     88,611 10.14 to  8.49     883   2.76%     31.74% to   30.74%
Janus Aspen Series
 Balanced Portfolio --
   Institutional Shares
   2013........................... 1.15% to 1.60%  3,140,078 47.32 to 20.51 100,092   1.52%     18.77% to   18.24%
   2012........................... 1.15% to 1.60%  3,628,099 39.84 to 17.35  97,256   2.77%     12.31% to   11.80%
   2011........................... 1.15% to 1.60%  4,272,526 35.48 to 15.52 101,967   2.39%      0.47% to    0.02%
   2010........................... 1.15% to 1.60%  5,017,078 35.31 to 15.51 118,984   2.76%      7.14% to    6.66%
   2009........................... 1.15% to 1.60%  5,849,723 32.96 to 14.55 130,542   2.97%     24.44% to   23.88%
 Balanced Portfolio -- Service
   Shares
   2013........................... 1.45% to 2.55%  8,424,542 21.03 to 13.84 139,847   1.33%     18.07% to   16.75%
   2012........................... 1.45% to 2.55%  9,214,179 17.81 to 11.86 129,506   2.48%     11.73% to   10.48%
   2011........................... 1.45% to 2.55% 10,546,753 15.94 to 10.73 133,861   2.12%    (0.11)% to  (1.22)%
   2010........................... 1.45% to 2.55% 12,439,882 15.96 to 10.86 159,866   2.50%      6.55% to    5.36%
   2009........................... 1.45% to 2.55% 13,737,473 14.98 to 10.31 167,934   2.76%     23.76% to   22.38%
 Enterprise Portfolio --
   Institutional Shares
   2013........................... 1.15% to 1.60%  1,610,634 60.44 to 17.11  53,909   0.50%     30.86% to   30.27%
   2012........................... 1.15% to 1.60%  1,947,561 46.19 to 13.14  49,303   0.00%     15.94% to   15.41%
   2011........................... 1.15% to 1.60%  2,230,940 39.84 to 11.38  49,328   0.00%    (2.55)% to  (2.99)%
   2010........................... 1.15% to 1.60%  2,737,583 40.89 to 11.73  60,955   0.07%     24.40% to   23.84%
   2009........................... 1.15% to 1.60%  3,208,516 32.87 to  9.47  57,175   0.00%     43.16% to   42.51%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2013

                                    EXPENSE AS A                             NET    INVESTMENT
                                    % OF AVERAGE                            ASSETS    INCOME
                                   NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                   -------------- ---------- -------------- ------- ---------- --------------------
 Enterprise Portfolio -- Service
   Shares
   2013........................... 1.50% to 1.70%    484,698  9.21 to  8.96   4,979   0.37%      30.06% to   29.80%
   2012........................... 1.50% to 1.70%    552,725  7.08 to  6.90   4,412   0.00%      15.23% to   14.99%
   2011........................... 1.50% to 1.70%    733,829  6.14 to  6.00   5,082   0.00%     (3.12)% to  (3.32)%
   2010........................... 1.50% to 1.70%    936,942  6.34 to  6.21   6,789   0.00%      23.64% to   23.39%
   2009........................... 1.50% to 1.70%  1,090,738  5.13 to  5.03   6,281   0.00%      42.28% to   41.99%
 Flexible Bond Portfolio --
   Institutional Shares
   2013........................... 0.75% to 1.60%    707,216 21.16 to 18.84  16,338   2.36%     (0.88)% to  (1.73)%
   2012........................... 0.75% to 1.60%    918,120 21.35 to 19.17  21,722   3.43%       7.52% to    6.60%
   2011........................... 0.75% to 1.60%  1,004,124 19.85 to 17.98  22,217   3.73%       5.95% to    5.04%
   2010........................... 0.75% to 1.60%  1,179,594 18.74 to 17.12  24,777   3.79%       7.16% to    6.25%
   2009........................... 0.75% to 1.60%  1,339,043 17.49 to 16.11  26,360   4.63%      12.37% to   11.41%
 Forty Portfolio -- Institutional
   Shares
   2013........................... 0.75% to 1.60%  1,538,511 16.43 to 18.21  43,191   0.71%      30.24% to   29.13%
   2012........................... 0.75% to 1.60%  1,936,175 12.61 to 14.10  41,380   0.69%      23.23% to   22.17%
   2011........................... 0.75% to 1.60%  2,269,593 10.24 to 11.54  39,819   0.37%     (7.39)% to  (8.18)%
   2010........................... 0.75% to 1.60%  2,758,731 11.05 to 12.57  53,004   0.34%       5.95% to    5.05%
   2009........................... 0.75% to 1.60%  3,375,548 10.43 to 11.97  61,427   0.04%      45.24% to   44.00%
 Forty Portfolio -- Service
   Shares
   2013........................... 1.45% to 2.55%  3,689,245 26.05 to 14.05  54,290   0.58%      28.99% to   27.55%
   2012........................... 1.45% to 2.55%  4,586,883 20.19 to 11.01  52,690   0.56%      22.06% to   20.69%
   2011........................... 1.45% to 2.55%  4,630,163 16.54 to  9.12  44,050   0.25%     (8.29)% to  (9.31)%
   2010........................... 1.45% to 2.55%  5,164,331 18.04 to 10.06  54,511   0.19%       4.94% to    3.77%
   2009........................... 1.45% to 2.55% 10,893,165 17.19 to  9.70 107,822   0.01%      43.90% to   42.29%
 Global Research Portfolio --
   Institutional Shares
   2013........................... 1.15% to 1.60%  2,228,261 41.50 to 12.18  57,625   1.20%      26.95% to   26.38%
   2012........................... 1.15% to 1.60%  2,560,336 32.69 to  9.64  51,867   0.85%      18.69% to   18.16%
   2011........................... 1.15% to 1.60%  2,980,577 27.54 to  8.16  51,192   0.57%    (14.73)% to (15.12)%
   2010........................... 1.15% to 1.60%  3,542,088 32.30 to  9.61  70,639   0.61%      14.50% to   13.99%
   2009........................... 1.15% to 1.60%  4,069,088 28.21 to  8.43  70,423   1.41%      36.12% to   35.50%
 Global Research Portfolio --
   Service Shares
   2013........................... 1.50% to 1.70%    614,562  7.87 to  7.65   5,064   1.08%      26.16% to   25.90%
   2012........................... 1.50% to 1.70%    697,274  6.23 to  6.08   4,576   0.74%      18.06% to   17.82%
   2011........................... 1.50% to 1.70%    891,449  5.28 to  5.16   4,956   0.47%    (15.28)% to (15.45)%
   2010........................... 1.50% to 1.70%  1,036,356  6.23 to  6.10   6,800   0.48%      13.79% to   13.56%
   2009........................... 1.50% to 1.70%  1,278,506  5.48 to  5.37   7,398   1.26%      35.34% to   35.07%
 Global Technology Portfolio --
   Service Shares
   2013........................... 1.15% to 1.70%    935,906  7.54 to  6.85   6,721   0.00%      33.83% to   33.09%
   2012........................... 1.15% to 1.70%  1,075,593  5.64 to  5.14   5,799   0.00%      17.77% to   17.12%
   2011........................... 1.15% to 1.70%  1,319,545  4.79 to  4.39   6,061   0.00%     (9.71)% to (10.21)%
   2010........................... 1.15% to 1.70%  1,601,174  5.30 to  4.89   8,156   0.00%      22.97% to   22.28%
   2009........................... 1.15% to 1.70%  1,684,041  4.31 to  4.00   7,001   0.00%      55.09% to   54.23%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2013

                                       EXPENSE AS A                            NET   INVESTMENT
                                       % OF AVERAGE                           ASSETS   INCOME
                                      NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- --------- -------------- ------ ---------- --------------------
 Janus Portfolio -- Institutional
   Shares
   2013.............................. 1.15% to 1.60% 2,431,560 37.26 to 12.22 54,219   0.78%      28.84% to   28.26%
   2012.............................. 1.15% to 1.60% 2,894,203 28.92 to  9.53 49,944   0.54%      17.22% to   16.69%
   2011.............................. 1.15% to 1.60% 3,370,388 24.67 to  8.17 49,568   0.58%     (6.39)% to  (6.81)%
   2010.............................. 1.15% to 1.60% 4,095,798 26.35 to  8.76 63,582   1.08%      13.20% to   12.69%
   2009.............................. 1.15% to 1.60% 4,891,848 23.28 to  7.78 67,179   0.54%      34.78% to   34.17%
 Janus Portfolio -- Service Shares
   2013.............................. 1.50% to 1.70%   468,499  9.29 to  9.04  4,521   0.66%      28.05% to   27.79%
   2012.............................. 1.50% to 1.70%   509,550  7.26 to  7.07  3,839   0.43%      16.51% to   16.27%
   2011.............................. 1.50% to 1.70%   633,398  6.23 to  6.08  4,115   0.44%     (6.95)% to  (7.14)%
   2010.............................. 1.50% to 1.70%   771,277  6.69 to  6.55  5,366   0.36%      12.55% to   12.32%
   2009.............................. 1.50% to 1.70%   975,931  5.95 to  5.83  6,057   0.39%      33.97% to   33.70%
 Overseas Portfolio -- Institutional
   Shares
   2013.............................. 0.75% to 1.60% 1,370,697 16.51 to 24.73 45,431   3.12%      13.70% to   12.73%
   2012.............................. 0.75% to 1.60% 1,713,077 14.52 to 21.94 50,314   0.68%      12.61% to   11.65%
   2011.............................. 0.75% to 1.60% 2,051,624 12.89 to 19.65 53,699   0.47%    (32.68)% to (33.25)%
   2010.............................. 0.75% to 1.60% 2,537,925 19.15 to 29.44 99,035   0.68%      24.37% to   23.31%
   2009.............................. 0.75% to 1.60% 2,970,025 15.40 to 23.87 93,941   0.56%      78.21% to   76.69%
 Overseas Portfolio -- Service
   Shares
   2013.............................. 1.45% to 2.10%   387,018 32.24 to 20.97  6,091   3.06%      12.62% to   11.88%
   2012.............................. 1.45% to 2.10%   448,452 28.62 to 18.74  6,292   0.59%      11.54% to   10.80%
   2011.............................. 1.45% to 2.10%   591,517 25.66 to 16.92  7,619   0.38%    (33.32)% to (33.76)%
   2010.............................. 1.45% to 2.10%   820,795 38.48 to 25.54 15,993   0.52%      23.21% to   22.40%
   2009.............................. 1.45% to 2.10% 1,103,878 31.24 to 20.86 17,431   0.40%      76.48% to   75.31%
Legg Mason Partners Variable Equity
  Trust
 ClearBridge Variable Aggressive
   Growth Portfolio -- Class II
   2013.............................. 1.45% to 2.30%   530,517 25.55 to 17.04 13,101   0.06%      45.23% to   43.98%
   2012.............................. 1.45% to 2.30%   290,638 17.59 to 11.83  4,805   0.13%      16.74% to   15.73%
   2011.............................. 1.45% to 2.30%   382,148 15.07 to 10.22  5,388   0.00%       0.68% to  (0.18)%
   2010.............................. 1.45% to 2.30%   426,545 14.97 to 10.24  5,856   0.00%      22.91% to   21.85%
   2009.............................. 1.45% to 2.30%   547,645 12.18 to  8.41  6,069   0.00%      32.25% to   31.11%
 ClearBridge Variable All Cap
   Value Portfolio --  Class I
   2013.............................. 1.45% to 2.30%   591,799 11.87 to 11.20  6,964   1.21%      30.25% to   29.13%
   2012.............................. 1.45% to 2.30%   691,272  9.11 to  8.68  6,251   1.62%      13.31% to   12.33%
   2011.............................. 1.45% to 2.30%   823,601  8.04 to  7.72  6,578   1.24%     (7.55)% to  (8.35)%
   2010.............................. 1.45% to 2.30% 1,013,465  8.70 to  8.43  8,765   1.62%      14.91% to   13.92%
   2009.............................. 1.45% to 2.30% 1,223,937  7.57 to  7.40  9,226   1.33%      27.48% to   26.38%
 ClearBridge Variable Equity
   Income Portfolio -- Class I
   2013.............................. 1.15% to 1.60%   494,752 13.03 to 12.64  6,304   1.62%      24.49% to   23.93%
   2012.............................. 1.15% to 1.60%   585,520 10.46 to 10.20  6,014   3.00%      12.89% to   12.38%
   2011.............................. 1.15% to 1.60%   557,518  9.27 to  9.07  5,086   3.52%       6.66% to    6.18%
   2010.............................. 1.15% to 1.60%   543,444  8.69 to  8.55  4,661   3.77%      10.97% to   10.47%
   2009.............................. 1.15% to 1.60%   709,576  7.83 to  7.74  5,503   3.20%      21.49% to   20.94%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2013

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 ClearBridge Variable Equity
   Income Portfolio -- Class II
   2013........................... 1.45% to 2.45%   642,526 12.65 to 11.82  7,847   1.50%      23.86% to   22.61%
   2012........................... 1.45% to 2.45%   724,572 10.22 to  9.64  7,181   2.70%      12.42% to   11.28%
   2011........................... 1.45% to 2.45%   805,885  9.09 to  8.66  7,131   2.95%       6.15% to    5.08%
   2010........................... 1.45% to 2.45%   952,213  8.56 to  8.25  7,983   3.72%      10.49% to    9.37%
   2009........................... 1.45% to 2.45% 1,032,646  7.75 to  7.54  7,872   3.21%      20.85% to   19.63%
 ClearBridge Variable Large Cap
   Value Portfolio -- Class I
   2013........................... 1.15% to 1.60%   529,756 26.30 to 18.35 11,797   1.60%      30.85% to   30.26%
   2012........................... 1.15% to 1.60%   595,426 20.10 to 14.09 10,197   2.25%      15.16% to   14.64%
   2011........................... 1.15% to 1.60%   672,455 17.46 to 12.29 10,003   2.22%       3.75% to    3.28%
   2010........................... 1.15% to 1.60%   755,761 16.82 to 11.90 10,871   2.91%       8.21% to    7.72%
   2009........................... 1.15% to 1.60%   886,599 15.55 to 11.04 11,860   1.84%      23.07% to   22.51%
Legg Mason Partners Variable
  Income Trust
 Western Asset Variable Strategic
   Bond Portfolio -- Class I
   2013........................... 1.15% to 1.60%   681,920 18.40 to 16.68 11,871   1.97%     (2.33)% to  (2.77)%
   2012........................... 1.15% to 1.60%   815,687 18.84 to 17.15 14,576   2.72%       6.52% to    6.05%
   2011........................... 1.15% to 1.60%   849,416 17.68 to 16.18 14,295   3.58%       5.65% to    5.17%
   2010........................... 1.15% to 1.60%   916,784 16.74 to 15.38 14,572   2.66%      10.54% to   10.04%
   2009........................... 1.15% to 1.60% 1,054,243 15.14 to 13.98 15,214   4.36%      20.41% to   19.87%
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock
   Series -- Service Class Shares
   2013........................... 1.45% to 2.30%   817,383 20.08 to 15.44  9,724   0.42%      28.17% to   27.06%
   2012........................... 1.45% to 2.30%   935,280 15.67 to 12.15  8,671   0.22%      14.99% to   13.99%
   2011........................... 1.45% to 2.30% 1,156,186 13.63 to 10.66  9,468   0.25%     (1.08)% to  (1.93)%
   2010........................... 1.45% to 2.30% 1,375,271 13.77 to 10.87 11,452   0.30%      10.53% to    9.57%
   2009........................... 1.45% to 2.30% 1,761,025 12.46 to  9.92 13,156   0.45%      37.08% to   35.90%
 MFS(R) Investors Trust
   Series -- Service Class Shares
   2013........................... 1.45% to 1.95%   501,261 21.29 to 16.68  7,308   0.92%      29.83% to   29.17%
   2012........................... 1.45% to 1.95%   645,995 16.40 to 12.91  7,265   0.71%      17.11% to   16.51%
   2011........................... 1.45% to 1.95%   809,245 14.00 to 11.08  7,830   0.73%     (3.83)% to  (4.32)%
   2010........................... 1.45% to 1.95% 1,013,295 14.56 to 11.58 10,256   1.03%       9.27% to    8.72%
   2009........................... 1.45% to 1.95% 1,214,776 13.33 to 10.65 11,262   1.33%      24.72% to   24.09%
 MFS(R) New Discovery
   Series -- Service Class Shares
   2013........................... 1.15% to 2.30% 1,461,189 29.97 to 20.81 27,924   0.00%      39.59% to   37.97%
   2012........................... 1.15% to 2.30% 1,502,506 21.47 to 15.08 21,100   0.00%      19.50% to   18.11%
   2011........................... 1.15% to 2.30% 1,887,765 17.96 to 12.77 22,864   0.00%    (11.52)% to (12.55)%
   2010........................... 1.15% to 2.30% 2,259,582 20.30 to 14.60 31,137   0.00%      34.38% to   32.82%
   2009........................... 1.15% to 2.30% 2,361,297 15.11 to 10.99 23,923   0.00%      61.05% to   59.18%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2013

                                       EXPENSE AS A                            NET   INVESTMENT
                                       % OF AVERAGE                           ASSETS   INCOME
                                      NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)   TOTAL RETURN (3)
                                      -------------- --------- -------------- ------ ---------- -------------------
 MFS(R) Total Return Series --
   Service Class Shares
   2013.............................. 1.45% to 2.55% 4,564,778 17.23 to 11.18 60,680   1.62%     17.02% to   15.71%
   2012.............................. 1.45% to 2.55% 5,307,438 14.72 to  9.66 60,562   2.53%      9.32% to    8.10%
   2011.............................. 1.45% to 2.55% 5,998,409 13.47 to  8.94 63,219   2.32%      0.12% to  (1.00)%
   2010.............................. 1.45% to 2.55% 7,134,030 13.45 to  9.03 75,384   2.53%      8.04% to    6.84%
   2009.............................. 1.45% to 2.55% 7,403,982 12.45 to  8.45 72,982   3.27%     16.02% to   14.72%
 MFS(R) Utilities Series -- Service
   Class Shares
   2013.............................. 1.45% to 2.30% 1,075,702 36.50 to 18.88 25,472   2.05%     18.47% to   17.45%
   2012.............................. 1.45% to 2.30% 1,301,678 30.81 to 16.08 26,138   6.30%     11.57% to   10.60%
   2011.............................. 1.45% to 2.30% 1,666,379 27.62 to 14.53 30,051   2.93%      4.97% to    4.06%
   2010.............................. 1.45% to 2.20% 1,920,129 26.31 to 16.02 33,264   3.13%     11.87% to   11.02%
   2009.............................. 1.45% to 2.20% 2,321,427 23.52 to 14.43 36,538   4.83%     30.94% to   29.95%
MFS(R) Variable Insurance Trust II
 MFS(R) Strategic Income Portfolio --
   Service Class Shares
   2013 (4).......................... 1.45% to 1.45%     2,732 10.19 to 10.19     28   2.97%      5.21% to    5.21%
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation
   Fund/VA -- Non-Service Shares
   2013.............................. 1.15% to 1.60% 1,049,031 80.09 to 14.87 37,612   0.98%     28.25% to   27.67%
   2012.............................. 1.15% to 1.60% 1,263,178 62.45 to 11.64 34,442   0.66%     12.80% to   12.29%
   2011.............................. 1.15% to 1.60% 1,453,746 55.37 to 10.37 35,089   0.38%    (2.28)% to  (2.72)%
   2010.............................. 1.15% to 1.60% 1,670,872 56.66 to 10.66 42,219   0.18%      8.16% to    7.67%
   2009.............................. 1.15% to 1.60% 2,013,353 52.39 to  9.90 47,003   0.33%     42.86% to   42.21%
 Oppenheimer Capital Appreciation
   Fund/VA -- Service Shares
   2013.............................. 1.45% to 2.10%   416,579 18.11 to 13.39  6,727   0.73%     27.55% to   26.71%
   2012.............................. 1.45% to 2.10%   477,818 14.20 to 10.57  6,124   0.40%     12.15% to   11.41%
   2011.............................. 1.45% to 2.10%   618,224 12.66 to  9.48  7,046   0.11%    (2.80)% to  (3.44)%
   2010.............................. 1.45% to 2.10%   748,903 13.02 to  9.82  8,938   0.00%      7.56% to    6.85%
   2009.............................. 1.45% to 2.10%   894,281 12.11 to  9.19 10,092   0.01%     42.06% to   41.13%
 Oppenheimer Capital Income
   Fund/VA -- Non-Service Shares
   2013.............................. 1.15% to 1.60%   533,854 41.93 to 13.07 14,372   2.35%     11.87% to   11.36%
   2012.............................. 1.15% to 1.60%   637,284 37.48 to 11.74 15,035   1.32%     11.04% to   10.54%
   2011.............................. 1.15% to 1.60%   765,176 33.76 to 10.62 15,912   2.34%    (0.44)% to  (0.88)%
   2010.............................. 1.15% to 1.60%   875,761 33.91 to 10.71 18,467   1.47%     11.62% to   11.11%
   2009.............................. 1.15% to 1.60% 1,080,019 30.38 to  9.64 19,935   0.00%     20.49% to   19.95%
 Oppenheimer Capital Income
   Fund/VA -- Service Shares
   2013.............................. 1.45% to 2.55% 3,004,910 11.20 to  8.14 29,168   2.16%     11.20% to    9.96%
   2012.............................. 1.45% to 2.55% 3,499,655 10.07 to  7.40 30,730   1.19%     10.48% to    9.24%
   2011.............................. 1.45% to 2.55% 4,129,168  9.12 to  6.78 33,312   2.12%    (1.07)% to  (2.17)%
   2010.............................. 1.45% to 2.55% 4,785,055  9.22 to  6.93 39,331   1.18%     11.04% to    9.81%
   2009.............................. 1.45% to 2.55% 5,204,659  8.30 to  6.31 38,589   0.00%     19.84% to   18.50%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2013

                                     EXPENSE AS A                             NET    INVESTMENT
                                     % OF AVERAGE                            ASSETS    INCOME
                                    NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)   TOTAL RETURN (3)
                                    -------------- ---------- -------------- ------- ---------- -------------------
 Oppenheimer Core Bond
   Fund/VA -- Non-Service Shares
   2013............................ 1.15% to 1.60%    873,493 25.73 to 10.93  14,939   5.09%    (1.25)% to  (1.69)%
   2012............................ 1.15% to 1.60%  1,006,154 26.05 to 11.12  17,193   4.88%      9.02% to    8.53%
   2011............................ 1.15% to 1.60%  1,125,367 23.90 to 10.24  17,717   6.03%      7.03% to    6.54%
   2010............................ 1.15% to 1.60%  1,318,800 22.33 to  9.62  19,585   1.89%     10.13% to    9.64%
   2009............................ 1.15% to 1.60%  1,526,681 20.27 to  8.77  20,608   0.00%      8.35% to    7.86%
 Oppenheimer Discovery Mid Cap
   Growth Fund/VA -- Non-Service
   Shares
   2013............................ 1.15% to 1.60%    785,237 70.30 to 14.42  30,359   0.01%     34.42% to   33.81%
   2012............................ 1.15% to 1.60%    966,629 52.30 to 10.77  26,703   0.00%     15.10% to   14.58%
   2011............................ 1.15% to 1.60%  1,083,970 45.44 to  9.40  26,518   0.00%    (0.06)% to  (0.52)%
   2010............................ 1.15% to 1.60%  1,116,144 45.47 to  9.45  29,147   0.00%     26.00% to   25.43%
   2009............................ 1.15% to 1.60%  1,303,483 36.09 to  7.53  26,548   0.00%     31.08% to   30.49%
 Oppenheimer Discovery Mid Cap
   Growth Fund/VA -- Service
   Shares
   2013............................ 1.45% to 1.85%    167,844 20.50 to 15.67   3,411   0.00%     33.66% to   33.12%
   2012............................ 1.45% to 1.85%    199,354 15.34 to 11.77   3,033   0.00%     14.48% to   14.01%
   2011............................ 1.45% to 1.95%    222,566 13.40 to  9.73   2,955   0.00%    (0.62)% to  (1.13)%
   2010............................ 1.45% to 1.95%    225,234 13.48 to  9.84   3,002   0.00%     25.32% to   24.68%
   2009............................ 1.45% to 1.95%    215,778 10.76 to  7.89   2,296   0.00%     30.34% to   29.68%
 Oppenheimer Global Fund/VA --
   Service Shares
   2013............................ 1.45% to 2.55%  6,525,998 27.88 to 11.38 108,740   1.17%     25.15% to   23.75%
   2012............................ 1.45% to 2.55%  6,809,551 22.28 to  9.20  87,759   1.96%     19.19% to   17.86%
   2011............................ 1.45% to 2.55%  8,427,683 18.69 to  7.80  91,537   1.09%    (9.85)% to (10.86)%
   2010............................ 1.45% to 2.55%  9,262,736 20.73 to  8.75 114,692   1.24%     14.03% to   12.76%
   2009............................ 1.45% to 2.55% 10,027,128 18.18 to  7.76 110,762   1.97%     37.33% to   35.80%
 Oppenheimer Global Strategic
   Income Fund/VA -- Non-Service
   Shares
   2013............................ 1.15% to 1.60%    604,417 10.03 to  9.97   6,043   4.96%    (1.28)% to  (1.73)%
   2012 (4)........................ 1.15% to 1.60%    708,497 10.16 to 10.15   7,194   0.00%      8.96% to    8.48%
 Oppenheimer Main Street
   Fund/VA -- Service Shares
   2013............................ 1.45% to 2.55%  8,143,681 20.04 to 11.60 109,727   0.85%     29.53% to   28.09%
   2012............................ 1.45% to 2.55%  9,848,658 15.47 to  9.05 103,179   0.63%     14.91% to   13.63%
   2011............................ 1.45% to 2.55% 19,633,750 13.46 to  7.97 178,430   0.59%    (1.76)% to  (2.85)%
   2010............................ 1.45% to 2.55% 21,482,149 13.70 to  8.20 199,988   0.92%     14.15% to   12.87%
   2009............................ 1.45% to 2.55% 14,823,506 12.01 to  7.27 122,473   1.62%     26.14% to   24.73%
 Oppenheimer Main Street Small Cap
   Fund(R)/VA -- Service Shares
   2013............................ 1.45% to 2.55%  6,002,899 29.54 to 13.00 110,609   0.70%     38.59% to   37.04%
   2012............................ 1.45% to 2.55%  7,464,719 21.32 to  9.49  95,846   0.33%     15.96% to   14.66%
   2011............................ 1.45% to 2.55%  8,847,664 18.38 to  8.27  99,655   0.40%    (3.80)% to  (4.87)%
   2010............................ 1.45% to 2.55%  9,545,251 19.11 to  8.70 113,141   0.25%     21.27% to   19.92%
   2009............................ 1.45% to 2.55%  3,767,565 15.76 to  7.25  44,935   0.66%     34.90% to   33.39%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2013

                                  EXPENSE AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor
   Class Shares
   2013......................... 1.45% to 2.20%    961,909 14.17 to 13.26  13,386   3.88%     (1.34)% to  (2.09)%
   2012......................... 1.45% to 2.20%  1,909,474 14.36 to 13.22  27,015   4.78%      13.14% to   12.28%
   2011......................... 1.45% to 2.45%  1,500,409 12.69 to 11.61  18,768   7.38%       0.45% to  (0.57)%
   2010......................... 1.45% to 2.20%  1,941,939 12.64 to 12.10  24,305   7.74%      11.37% to   10.52%
   2009......................... 1.45% to 2.20%    965,004 11.35 to 10.95  10,837   6.83%      19.67% to   18.76%
 Foreign Bond Portfolio (U.S.
   Dollar Hedged) --
   Administrative Class Shares
   2013......................... 1.50% to 1.70%    236,465 17.39 to 16.92   4,066   1.87%     (1.01)% to  (1.21)%
   2012......................... 1.50% to 1.70%    265,684 17.57 to 17.13   4,617   2.27%       9.18% to    8.96%
   2011......................... 1.50% to 1.70%    267,219 16.09 to 15.72   4,250   2.12%       5.16% to    4.95%
   2010......................... 1.50% to 1.70%    329,160 15.30 to 14.98   4,985   1.85%       6.86% to    6.65%
   2009......................... 1.50% to 1.70%    377,728 14.32 to 14.04   5,351   3.39%      13.86% to   13.63%
 High Yield Portfolio --
   Administrative Class Shares
   2013......................... 1.45% to 2.55%  4,747,260 18.54 to 12.92  82,483   5.45%       4.20% to    3.04%
   2012......................... 1.45% to 2.55%  5,236,457 17.79 to 12.54  87,908   5.78%      12.64% to   11.38%
   2011......................... 1.45% to 2.55%  6,538,056 15.80 to 11.25  95,330   6.96%       1.85% to    0.71%
   2010......................... 1.45% to 2.55%  7,853,172 15.51 to 11.18 113,843   7.26%      12.81% to   11.55%
   2009......................... 1.45% to 2.55%  8,517,858 13.75 to 10.02 113,504   8.70%      38.23% to   36.69%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2013......................... 1.45% to 2.55%  1,176,923 15.81 to 13.19  21,753   2.36%    (14.21)% to (15.17)%
   2012......................... 1.45% to 2.55%  1,598,800 18.43 to 15.54  34,401   2.16%       2.92% to    1.76%
   2011......................... 1.45% to 2.55%  1,942,373 17.91 to 15.27  41,059   2.78%      25.99% to   24.59%
   2010......................... 1.45% to 2.55%  2,490,396 14.21 to 12.26  41,299   3.74%       9.99% to    8.76%
   2009......................... 1.45% to 2.55%  5,493,956 12.92 to 11.27  75,552   3.76%     (5.77)% to  (6.82)%
 Low Duration Portfolio --
   Administrative Class Shares
   2013......................... 1.45% to 2.55% 16,510,867 12.60 to 11.30 196,549   1.46%     (1.58)% to  (2.68)%
   2012......................... 1.45% to 2.55% 17,628,881 12.80 to 11.61 214,455   1.91%       4.31% to    3.15%
   2011......................... 1.45% to 2.55% 19,503,793 12.27 to 11.25 227,805   1.68%     (0.35)% to  (1.46)%
   2010......................... 1.45% to 2.55% 21,125,272 12.32 to 11.42 248,281   1.62%       3.76% to    2.60%
   2009......................... 1.45% to 2.55% 24,727,901 11.87 to 11.13 280,887   3.48%      11.68% to   10.43%
 Total Return Portfolio --
   Administrative Class Shares
   2013......................... 1.15% to 2.55% 20,562,399 15.73 to 12.95 314,824   2.19%     (3.09)% to  (4.46)%
   2012......................... 1.15% to 2.55% 24,948,963 16.23 to 13.55 402,605   2.57%       8.32% to    6.79%
   2011......................... 1.15% to 2.55% 26,341,332 14.98 to 12.69 392,665   2.62%       2.42% to    0.97%
   2010......................... 1.15% to 2.55% 31,591,358 14.63 to 12.57 464,840   2.41%       6.86% to    5.35%
   2009......................... 1.15% to 2.55% 28,509,454 13.69 to 11.93 406,290   5.20%      12.73% to   11.13%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2013

                                   EXPENSE AS A                            NET   INVESTMENT
                                   % OF AVERAGE                           ASSETS   INCOME
                                  NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                  -------------- --------- -------------- ------ ---------- --------------------
Rydex Variable Trust
  NASDAQ -- 100(R) Fund
   2013.......................... 1.45% to 1.85%   478,834 25.61 to 18.82  4,586   0.00%      32.67% to   32.13%
   2012.......................... 1.45% to 1.85%   588,292 19.30 to 14.24  4,281   0.00%      15.07% to   14.61%
   2011.......................... 1.45% to 1.95%   885,389 16.78 to 13.50  5,139   0.00%       0.69% to    0.18%
   2010.......................... 1.45% to 2.10%   830,325 16.66 to 12.18  5,295   0.00%      16.77% to   16.00%
   2009.......................... 1.45% to 2.10% 1,209,561 14.27 to 10.50  6,737   0.00%      49.80% to   48.81%
The Alger Portfolios
 Alger Large Cap Growth
   Portfolio -- Class I-2 Shares
   2013.......................... 1.15% to 1.60% 1,781,971 29.85 to 12.81 34,391   0.77%      33.53% to   32.92%
   2012.......................... 1.15% to 1.60% 2,080,239 22.36 to  9.64 30,100   1.15%       8.60% to    8.11%
   2011.......................... 1.15% to 1.60% 2,429,489 20.59 to  8.92 32,583   1.01%     (1.49)% to  (1.94)%
   2010.......................... 1.15% to 1.60% 2,853,332 20.90 to  9.09 38,885   0.75%      12.08% to   11.58%
   2009.......................... 1.15% to 1.60% 3,296,237 18.65 to  8.15 40,195   0.66%      45.88% to   45.22%
 Alger Small Cap Growth
   Portfolio -- Class I-2 Shares
   2013.......................... 1.15% to 1.60% 1,585,723 21.54 to 16.09 30,091   0.00%      32.72% to   32.12%
   2012.......................... 1.15% to 1.60% 1,903,977 16.23 to 12.18 27,092   0.00%      11.20% to   10.70%
   2011.......................... 1.15% to 1.60% 2,224,487 14.60 to 11.00 28,548   0.00%     (4.29)% to  (4.73)%
   2010.......................... 1.15% to 1.60% 2,612,290 15.25 to 11.55 35,106   0.00%      23.85% to   23.30%
   2009.......................... 1.15% to 1.60% 2,946,423 12.31 to  9.37 32,091   0.00%      43.83% to   43.18%
The Prudential Series Fund
 Jennison 20/20 Focus
   Portfolio -- Class II Shares
   2013.......................... 1.45% to 2.55%   363,002 26.11 to 12.27  8,618   0.00%      27.48% to   26.05%
   2012.......................... 1.45% to 2.55%   451,696 20.48 to  9.73  8,450   0.00%       9.01% to    7.79%
   2011.......................... 1.45% to 2.55%   539,471 18.79 to  9.03  9,289   0.00%     (5.89)% to  (6.94)%
   2010.......................... 1.45% to 2.55%   749,996 19.96 to  9.70 13,901   0.00%       5.81% to    4.63%
   2009.......................... 1.45% to 2.55% 1,090,971 18.87 to  9.28 19,200   0.00%      55.12% to   53.39%
 Jennison Portfolio -- Class II
   Shares
   2013.......................... 1.45% to 2.30%   137,841 23.22 to 15.89  2,876   0.00%      35.12% to   33.96%
   2012.......................... 1.45% to 2.30%   165,470 17.18 to 11.86  2,481   0.00%      14.05% to   13.06%
   2011.......................... 1.45% to 2.30%   214,604 15.07 to 10.49  2,808   0.00%     (1.53)% to  (2.38)%
   2010.......................... 1.45% to 2.30%   204,064 15.30 to 10.75  2,678   0.02%       9.83% to    8.89%
   2009.......................... 1.45% to 2.30%   246,625 13.93 to  9.87  2,904   0.28%      40.53% to   39.32%
 Natural Resources
   Portfolio -- Class II Shares
   2013.......................... 1.45% to 2.55% 2,329,825 21.50 to 10.00 29,992   0.00%       8.17% to    6.96%
   2012.......................... 1.45% to 2.55% 2,549,773 19.88 to  9.35 31,670   0.00%     (4.33)% to  (5.40)%
   2011.......................... 1.45% to 2.55% 1,838,037 20.78 to  9.88 28,701   0.00%    (20.52)% to (21.40)%
   2010.......................... 1.45% to 2.55% 2,106,882 26.14 to 12.57 44,145   0.08%      25.63% to   24.23%
   2009.......................... 1.45% to 2.55% 3,326,772 20.81 to 10.12 51,535   0.30%      73.85% to   71.91%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2013

                                      EXPENSE AS A                          NET   INVESTMENT
                                      % OF AVERAGE                         ASSETS   INCOME
                                     NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- ------- -------------- ------ ---------- --------------------
 SP International Growth
   Portfolio -- Class II Shares
   2013............................. 1.55% to 1.55%     288 11.99 to 11.99     3    0.00%      16.68% to   16.68%
   2012............................. 1.55% to 1.55%   1,322 10.28 to 10.28    14    0.00%      19.97% to   19.97%
   2011............................. 1.55% to 1.55%   1,395  8.57 to  8.57    12    0.45%    (16.63)% to (16.63)%
   2010............................. 1.55% to 1.55%   1,472 10.28 to 10.28    15    1.18%      12.05% to   12.05%
   2009............................. 1.55% to 1.55%   1,554  9.17 to  9.17    14    0.67%      34.33% to   34.33%
 SP Prudential U.S. Emerging Growth
   Portfolio -- Class II Shares
   2013............................. 1.55% to 1.55%   1,566 20.73 to 20.73    32    0.00%      25.86% to   25.86%
   2012............................. 1.55% to 1.55%   1,637 16.47 to 16.47    27    0.00%      14.64% to   14.64%
   2011............................. 1.55% to 1.55%   1,657 14.37 to 14.37    24    0.21%       0.20% to    0.20%
   2010............................. 1.55% to 1.55%   1,809 14.34 to 14.34    26    0.23%      18.10% to   18.10%
   2009............................. 1.55% to 1.55%   1,719 12.14 to 12.14    21    0.22%      38.99% to   38.99%
Wells Fargo Variable Trust
 Wells Fargo Advantage VT Omega
   Growth Fund -- Class 2
   2013............................. 1.45% to 1.95% 196,633 19.19 to 18.86 3,766    0.13%      37.85% to   37.16%
   2012............................. 1.45% to 1.95% 171,514 13.92 to 13.75 2,384    0.00%      18.64% to   18.04%
   2011............................. 1.45% to 1.95% 414,789 11.74 to 11.65 4,860    0.00%     (6.91)% to  (7.38)%
   2010 (4)......................... 1.45% to 1.95% 214,337 12.61 to 12.58 2,701    0.00%      64.92% to   64.09%

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.
(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.
(4)The ratios of expenses and net investment income to average net assets are annualized for periods less than a year.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                       PAGE
                                                                                                       ----
Annual Financial Statements:
   Report of KPMG LLP, Independent Registered Public Accounting Firm.................................. F-1
   Consolidated Balance Sheets as of December 31, 2013 and 2012....................................... F-2
   Consolidated Statements of Income for the years ended December 31, 2013, 2012 and 2011............. F-3
   Consolidated Statements of Comprehensive Income for the years ended December 31, 2013,
     2012 and 2011.................................................................................... F-4
   Consolidated Statements of Changes in Stockholder's Equity for the years ended December 31, 2013,
     2012 and 2011.................................................................................... F-5
   Consolidated Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011......... F-6
   Notes to Consolidated Financial Statements......................................................... F-7

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2013 and 2012, and the related consolidated statements of income, comprehensive income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2013. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
April 11, 2014

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
           (AMOUNTS IN MILLIONS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                DECEMBER 31,
                                                                                            --------------------
                                                                                               2013       2012
                                                                                            ---------  ---------
Assets
   Investments:
       Fixed maturity securities available-for-sale, at fair value......................... $13,602.5  $13,626.4
       Equity securities available-for-sale, at fair value.................................      45.4       64.1
       Commercial mortgage loans...........................................................   1,543.7    1,639.1
       Restricted commercial mortgage loans related to securitization entity...............        --       64.5
       Policy loans........................................................................     499.3      509.1
       Other invested assets...............................................................     866.3    1,181.3
                                                                                            ---------  ---------
              Total investments............................................................  16,557.2   17,084.5
   Cash and cash equivalents...............................................................     328.0      822.1
   Accrued investment income...............................................................     127.1      131.0
   Deferred acquisition costs..............................................................   2,752.8    2,624.5
   Intangible assets.......................................................................     217.3      182.8
   Goodwill................................................................................     303.9      303.9
   Reinsurance recoverable.................................................................   7,722.4    7,893.0
   Other assets............................................................................     470.7      463.1
   Separate account assets.................................................................   9,264.5    9,060.4
                                                                                            ---------  ---------
              Total assets................................................................. $37,743.9  $38,565.3
                                                                                            =========  =========
Liabilities and stockholder's equity
   Liabilities:
       Future policy benefits.............................................................. $ 9,504.7  $ 9,860.6
       Policyholder account balances.......................................................  10,441.7   10,477.0
       Liability for policy and contract claims............................................     247.6      233.1
       Unearned premiums...................................................................       9.9       11.1
       Other liabilities...................................................................     413.0      495.2
       Non-recourse funding obligations....................................................   2,226.3    2,254.2
       Borrowings related to securitization entity, at fair value..........................        --       64.6
       Deferred tax liability..............................................................   1,218.2    1,271.7
       Separate account liabilities........................................................   9,264.5    9,060.4
                                                                                            ---------  ---------
              Total liabilities............................................................  33,325.9   33,727.9
                                                                                            ---------  ---------
   Commitments and contingencies

   Stockholder's equity:
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding)...........................................................      25.6       25.6
       Additional paid-in capital..........................................................   4,839.5    4,849.4
                                                                                            ---------  ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses):
              Net unrealized gains (losses) on securities not other-than-
                temporarily impaired.......................................................     153.5      531.2
              Net unrealized gains (losses) on other-than-temporarily impaired
                securities.................................................................       0.9      (32.6)
                                                                                            ---------  ---------
          Net unrealized investment gains (losses).........................................     154.4      498.6
                                                                                            ---------  ---------
          Derivatives qualifying as hedges.................................................      19.5       47.2
                                                                                            ---------  ---------
       Total accumulated other comprehensive income (loss).................................     173.9      545.8
       Retained deficit....................................................................    (621.0)    (583.4)
                                                                                            ---------  ---------
              Total stockholder's equity...................................................   4,418.0    4,837.4
                                                                                            ---------  ---------
              Total liabilities and stockholder's equity................................... $37,743.9  $38,565.3
                                                                                            =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED STATEMENTS OF INCOME
                             (AMOUNTS IN MILLIONS)

                                                                               YEARS ENDED DECEMBER 31,
                                                                             ----------------------------
                                                                               2013      2012      2011
                                                                             --------  --------  --------
Revenues:
Premiums.................................................................... $  602.7  $  472.8  $  837.8
Net investment income.......................................................    691.8     693.9     725.6
Net investment gains (losses)...............................................    (78.1)    (86.9)   (182.0)
Policy fees and other income................................................    851.4     853.5     764.9
                                                                             --------  --------  --------
   Total revenues...........................................................  2,067.8   1,933.3   2,146.3
                                                                             --------  --------  --------
Benefits and expenses:
Benefits and other changes in policy reserves...............................  1,026.3   1,028.0   1,196.6
Interest credited...........................................................    302.9     305.7     299.7
Acquisition and operating expenses, net of deferrals........................    268.7     266.3     295.8
Amortization of deferred acquisition costs and intangibles..................    186.1     335.6     183.8
Goodwill impairment.........................................................       --     147.0        --
Interest expense............................................................    103.6      87.1     111.7
                                                                             --------  --------  --------
   Total benefits and expenses..............................................  1,887.6   2,169.7   2,087.6
                                                                             --------  --------  --------
Income (loss) before income taxes and equity in net income (loss) of
  unconsolidated subsidiary.................................................    180.2    (236.4)     58.7
Provision (benefit) for income taxes........................................     53.4     (59.4)      4.6
                                                                             --------  --------  --------
Net income (loss) before equity in net income (loss) of unconsolidated
  subsidiary................................................................    126.8    (177.0)     54.1
Equity in net income (loss) of unconsolidated subsidiary....................     35.6      45.5      (7.5)
                                                                             --------  --------  --------
Net income (loss)........................................................... $  162.4  $ (131.5) $   46.6
                                                                             ========  ========  ========
Supplemental disclosures:
Total other-than-temporary impairments...................................... $   (2.4) $  (24.0) $  (43.5)
Portion of other-than-temporary impairments included in other comprehensive
  income (loss).............................................................     (3.8)    (25.0)     (6.0)
                                                                             --------  --------  --------
Net other-than-temporary impairments........................................     (6.2)    (49.0)    (49.5)
Other investment gains (losses).............................................    (71.9)    (37.9)   (132.5)
                                                                             --------  --------  --------
Total net investment gains (losses)......................................... $  (78.1) $  (86.9) $ (182.0)
                                                                             ========  ========  ========


          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
                             (AMOUNTS IN MILLIONS)

                                                                                YEARS ENDED DECEMBER 31,
                                                                                ------------------------
                                                                                  2013     2012    2011
                                                                                -------  -------  ------
Net income (loss).............................................................. $ 162.4  $(131.5) $ 46.6
Other comprehensive income (loss), net of taxes:
   Net unrealized gains (losses) on securities not other-than-temporarily
     impaired..................................................................  (377.7)   260.4   335.1
   Net unrealized gains (losses) on other-than-temporarily impaired securities.    33.5     48.0    (7.0)
   Derivatives qualifying as hedges............................................   (27.7)    (4.6)   35.0
                                                                                -------  -------  ------
   Total other comprehensive income (loss).....................................  (371.9)   303.8   363.1
                                                                                -------  -------  ------
Total comprehensive income (loss).............................................. $(209.5) $ 172.3  $409.7
                                                                                =======  =======  ======




          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                             (AMOUNTS IN MILLIONS)

                                                                        ACCUMULATED
                                                            ADDITIONAL     OTHER                  TOTAL
                                                     COMMON  PAID-IN   COMPREHENSIVE RETAINED STOCKHOLDER'S
                                                     STOCK   CAPITAL   INCOME (LOSS) DEFICIT     EQUITY
                                                     ------ ---------- ------------- -------- -------------
Balances as of December 31, 2010.................... $25.6   $4,702.3     $(121.1)   $(370.5)   $4,236.3
                                                                                                --------
Comprehensive income (loss):
   Net income.......................................    --         --          --       46.6        46.6
   Net unrealized gains (losses) on securities not
     other- than-temporarily impaired...............    --         --       335.1         --       335.1
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities................    --         --        (7.0)        --        (7.0)
   Derivatives qualifying as hedges.................    --         --        35.0         --        35.0
                                                                                                --------
Total comprehensive income (loss)...................                                               409.7
Other transactions with stockholder.................    --       17.6          --      (14.5)        3.1
                                                     -----   --------     -------    -------    --------
Balances as of December 31, 2011....................  25.6    4,719.9       242.0     (338.4)    4,649.1
                                                                                                --------
Comprehensive income (loss):
   Net loss.........................................    --         --          --     (131.5)     (131.5)
   Net unrealized gains (losses) on securities not
     other- than-temporarily impaired...............    --         --       260.4         --       260.4
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities................    --         --        48.0         --        48.0
   Derivatives qualifying as hedges.................    --         --        (4.6)        --        (4.6)
                                                                                                --------
Total comprehensive income (loss)...................                                               172.3
Dividends...........................................    --         --          --     (100.0)     (100.0)
Capital contributions...............................    --       89.8          --         --        89.8
Other transactions with former parent...............    --       32.0          --         --        32.0
Other transactions with stockholder.................    --        7.7          --      (13.5)       (5.8)
                                                     -----   --------     -------    -------    --------
Balances as of December 31, 2012....................  25.6    4,849.4       545.8     (583.4)    4,837.4
                                                                                                --------
Comprehensive income (loss):
   Net income.......................................    --         --          --      162.4       162.4
   Net unrealized gains (losses) on securities not
     other- than-temporarily impaired...............    --         --      (377.7)        --      (377.7)
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities................    --         --        33.5         --        33.5
   Derivatives qualifying as hedges.................    --         --       (27.7)        --       (27.7)
                                                                                                --------
Total comprehensive income (loss)...................                                              (209.5)
Dividends...........................................    --         --          --     (200.0)     (200.0)
Other transactions with former parent...............    --      (11.1)         --         --       (11.1)
Other transactions with stockholder.................    --        1.2          --         --         1.2
                                                     -----   --------     -------    -------    --------
Balances as of December 31, 2013.................... $25.6   $4,839.5     $ 173.9    $(621.0)   $4,418.0
                                                     =====   ========     =======    =======    ========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (AMOUNTS IN MILLIONS)

                                                                                YEARS ENDED DECEMBER 31,
                                                                            -------------------------------
                                                                               2013       2012       2011
                                                                            ---------  ---------  ---------
Cash flows from operating activities:
   Net income (loss)....................................................... $   162.4  $  (131.5) $    46.6
   Adjustments to reconcile net income (loss) to net cash from operating activities:
       Amortization of fixed maturity discounts and premiums and
         limited partnerships..............................................      (7.9)     (13.6)       9.8
       Equity in net (income) loss of unconsolidated subsidiary............     (35.6)     (45.5)       7.5
       Net investment losses (gains).......................................      78.1       86.9      182.0
       Charges assessed to policyholders...................................    (726.5)    (729.2)    (617.0)
       Acquisition costs deferred..........................................    (180.6)    (347.9)    (295.7)
       Amortization of deferred acquisition costs and intangibles..........     186.1      335.6      183.8
       Goodwill impairment.................................................        --      147.0         --
       Deferred income taxes...............................................      90.5      284.8      203.2
       Net increase (decrease) in trading securities, held-for-sale
         investments and derivative instruments............................     (83.6)     (62.5)      29.9
   Change in certain assets and liabilities:
       Accrued investment income and other assets..........................     (21.1)     (18.4)     106.2
       Insurance reserves..................................................     400.1      372.1      633.1
       Other liabilities and other policy-related balances.................      (0.9)      68.3     (170.8)
                                                                            ---------  ---------  ---------
   Net cash from operating activities......................................    (139.0)     (53.9)     318.6
                                                                            ---------  ---------  ---------
Cash flows from investing activities:
   Proceeds from maturities and repayments of investments:
       Fixed maturity securities...........................................   1,271.2    1,987.7    1,683.5
       Commercial mortgage loans...........................................     297.6      367.1      352.3
       Restricted commercial mortgage loans related to securitization
         entities..........................................................      16.6       18.9       26.0
   Proceeds from sales of investments:
       Fixed maturity and equity securities................................   1,111.4    1,589.5    1,223.7
   Purchases and originations of investments:
       Fixed maturity and equity securities................................  (2,958.6)  (2,770.1)  (2,543.4)
       Commercial mortgage loans...........................................    (236.8)    (171.6)     (66.8)
   Other invested assets, net..............................................      11.5       66.4      (20.5)
   Purchase of subsidiary, net of cash acquired............................        --      (27.9)        --
   Policy loans, net.......................................................        --         --        1.4
                                                                            ---------  ---------  ---------
   Net cash from investing activities......................................    (487.1)   1,060.0      656.2
                                                                            ---------  ---------  ---------
Cash flows from financing activities:
   Deposits to universal life and investment contracts.....................   1,903.8    1,638.6    1,374.2
   Withdrawals from universal life and investment contracts................  (1,466.9)  (1,338.5)  (1,941.5)
   Redemption of non-recourse funding obligations..........................     (27.9)  (1,276.8)      (6.0)
   Repayment of borrowings related to securitization entities..............     (64.6)     (21.9)     (26.3)
   Capital contribution from parent........................................        --       89.8         --
   Dividends paid..........................................................    (200.0)    (100.0)        --
   Other, net..............................................................     (12.4)      (5.6)     (33.5)
                                                                            ---------  ---------  ---------
   Net cash from financing activities......................................     132.0   (1,014.4)    (633.1)
                                                                            ---------  ---------  ---------
   Net change in cash and cash equivalents.................................    (494.1)      (8.3)     341.7
Cash and cash equivalents at beginning of period...........................     822.1      830.4      488.7
                                                                            ---------  ---------  ---------
Cash and cash equivalents at end of period................................. $   328.0  $   822.1  $   830.4
                                                                            =========  =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

(1) FORMATION AND NATURE OF BUSINESS

   (a) Formation

   The accompanying financial statements include on a consolidated basis the accounts of Genworth Life and Annuity Insurance Company ("GLAIC") and our affiliate companies in which we hold a majority voting interest or power to direct activities of a variable interest entity ("VIE"), which we refer to as the "Company," "we," "us" or "our" unless the context otherwise requires. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC. We are an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

   We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York ("GLICNY"), which is recorded under the equity method of accounting. As of December 31, 2013 and 2012, the carrying value of our investment in GLICNY was $495.0 million and $560.4 million, respectively, and was included in other invested assets. See note 20 for further discussion of our investment in GLICNY.

   The accompanying consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries which include:
Assigned Settlement, Inc., GNWLAAC Real Estate Holding, LLC, Newco Properties, Inc. ("Newco"), Jamestown Life Insurance Company, River Lake Insurance Company ("River Lake I"), River Lake Insurance Company II ("River Lake II"), River Lake Insurance Company III ("River Lake III"), River Lake Insurance Company IV ("River Lake IV"), River Lake Insurance Company VI ("River Lake VI"), River Lake Insurance Company VII ("River Lake VII"), River Lake Insurance Company VIII ("River Lake VIII"), River Lake Insurance Company IX ("River Lake IX"), River Lake Insurance Company X ("River Lake X") and Rivermont Life Insurance Company I ("Rivermont I"). All intercompany accounts and transactions have been eliminated in consolidation. In 2013, Broad Street Real Estate Holding, LLC was merged into Newco. River Lake III was dissolved in 2012; see note 10 for additional information related to the dissolution.

   (b) Nature of Business

   We operate through two segments: (i) U.S. Life Insurance and (ii) Runoff.

   Our U.S. Life Insurance segment includes products that are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal products in our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities for the retirement market. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime.

   Our Runoff segment includes the results of non-strategic products that are no longer actively sold. Our non-strategic products primarily include our variable annuities, variable life insurance, group variable annuities offered through retirement plans and institutional products. Institutional products consist of: funding agreements, funding agreements backing notes ("FABNs") and guaranteed investment contracts ("GICs"). Most of our

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

variable annuities include guaranteed minimum death benefits ("GMDBs"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWBs") and certain types of guaranteed annuitization benefits. In January 2011, we discontinued new sales of retail and group variable annuities while continuing to accept deposits on and service our existing block of business. On May 1, 2008, we discontinued the sales of variable life insurance policies but we continue to service existing policies.

   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and specialized brokers) and dedicated sales specialists (affiliated networks of both accountants and personal financial advisors). We also distribute a limited number of products through a direct sales force and defined contribution plan record keepers.

   We also have Corporate and Other activities which include other corporate income and expenses not allocated to the segments.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Our consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation. Any material subsequent events have been considered for disclosure through the filing date of the financial statements.

   (a) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due. For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues, but rather as deposits, and are included in liabilities for policyholder account balances.

   (b) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Income or losses upon call or prepayment of available-for-sale fixed maturity securities is recognized in net investment income, except for hybrid securities where the income or loss upon call is recognized in net investment gains and losses. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than "AA" or that are backed by a U.S. agency) which cannot be contractually prepaid in such a manner that we would not recover a substantial portion of the initial investment, amortized cost of the security is adjusted to the amount that would have existed had the

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

   (c) Policy Fees and Other Income

   Policy fees and other income consist primarily of insurance charges assessed on universal and term universal life insurance contracts, fees assessed against customer account values and commission income. For universal and term universal life insurance contracts, charges to policyholder accounts for cost of insurance are recognized as revenue when due. Variable product fees are charged to variable annuity contractholders and variable life insurance policyholders generally based upon the daily net assets of the contractholder's and policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

   (d) Investment Securities

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities comprises primarily investment grade securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP"), benefit reserves and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets and primarily represent fixed maturity securities where we utilized the fair value option.

   Other-Than-Temporary Impairments On Available-For-Sale Securities

   As of each balance sheet date, we evaluate securities in an unrealized loss position for other-than-temporary impairments. For debt securities, we consider all available information relevant to the collectability of the security, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. More specifically for mortgage-backed and asset-backed securities, we also utilize performance indicators of the underlying assets including default or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, vintage and other relevant characteristics of the security or underlying assets to develop our estimate of cash flows. Estimating the cash flows expected to be collected is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

   We recognize other-than-temporary impairments on debt securities in an unrealized loss position when one of the following circumstances exists:

  . we do not expect full recovery of our amortized cost based on the estimate of cash flows expected to be collected,

  .   we intend to sell a security or

  . it is more likely than not that we will be required to sell a security prior to recovery.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   For other-than-temporary impairments recognized during the period, we present the total other-than-temporary impairments, the portion of other-than-temporary impairments included in other comprehensive income (loss) ("OCI") and the net other-than-temporary impairments as supplemental disclosure presented on the face of our consolidated statements of income.

   Total other-than-temporary impairments are calculated as the difference between the amortized cost and fair value that emerged in the current period. For other-than-temporarily impaired securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, total other-than-temporary impairments are adjusted by the portion of other-than-temporary impairments recognized in OCI ("non-credit"). Net other-than-temporary impairments recorded in net income
(loss) represent the credit loss on the other-than-temporarily impaired securities with the offset recognized as an adjustment to the amortized cost to determine the new amortized cost basis of the securities.

   For securities that were deemed to be other-than-temporarily impaired and a non-credit loss was recorded in OCI, the amount recorded as an unrealized gain
(loss) represents the difference between the current fair value and the new amortized cost for each period presented. The unrealized gain (loss) on an other-than-temporarily impaired security is recorded as a separate component in OCI until the security is sold or until we record an other-than-temporary impairment where we intend to sell the security or will be required to sell the security prior to recovery.

   To estimate the amount of other-than-temporary impairment attributed to credit losses on debt securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, we determine our best estimate of the present value of the cash flows expected to be collected from a security by discounting these cash flows at the current effective yield on the security prior to recording any other-than-temporary impairment. If the present value of the discounted cash flows is lower than the amortized cost of the security, the difference between the present value and amortized cost represents the credit loss associated with the security with the remaining difference between fair value and amortized cost recorded as a non-credit other-than-temporary impairment in OCI.

   The evaluation of other-than-temporary impairments is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows expected to be collected at the individual security level. We regularly monitor our investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charge is recognized in the proper period.

   While the other-than-temporary impairment model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity securities impairment model.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure other-than-temporary impairments based upon the difference between the amortized cost of a security and its fair value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   (e) Fair Value Measurements

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

  .   Level 1--Quoted prices for identical instruments in active markets.

  . Level 2--Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .   Level 3--Instruments whose significant value drivers are unobservable.

   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded derivatives and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate or cross currency swaps.

   Level 3 comprises financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments or embedded derivatives where we cannot corroborate the significant valuation inputs with market observable data.

   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. See note 14 for additional information related to fair value measurements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   (f) Commercial Mortgage Loans

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan loss. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are deferred and amortized on an effective yield basis over the term of the loan. Commercial mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date.

   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that we will be unable to collect all amounts due, we consider current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

   We evaluate the impairment of commercial mortgage loans first on an individual loan basis. If an individual loan is not deemed impaired, then we evaluate the remaining loans collectively to determine whether an impairment should be recorded.

   For individually impaired loans, we record an impairment charge when it is probable that a loss has been incurred. The impairment is recorded as an increase in the allowance for loan losses. All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible.

   For loans that are not individually impaired where we evaluate the loans collectively, the allowance for loan losses is maintained at a level that we determine is adequate to absorb estimated probable incurred losses in the loan portfolio. Our process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions that would result in a loss in the loan portfolio over the next twelve months. Key inputs into our evaluation include debt service coverage ratios, loan-to-value, property-type, occupancy levels, geographic region, and probability weighting of the scenarios generated by the model. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements. Additions and reductions to the allowance through periodic provisions or benefits are recorded in net investment gains (losses).

   For commercial mortgage loans classified as held-for-sale, each loan is carried at the lower of cost or market and is included in commercial mortgage loans in our consolidated balance sheets. See note 3 for additional disclosures related to commercial mortgage loans.

   (g) Securities Lending Activity

   We engage in certain securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities on the consolidated balance sheets. We are currently indemnified against counterparty credit risk by the intermediary.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   Under the securities lending program, the borrower is required to provide collateral, which can consist of cash or government securities, on a daily basis in amounts equal to or exceeding 102% of the applicable securities loaned. Currently, we only accept cash collateral from borrowers under the program. Cash collateral received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in a money market fund approved by the National Association of Insurance Commissioners ("NAIC"), U.S. and foreign government securities, U.S. government agency securities, asset-backed securities and corporate debt securities. As of December 31, 2013 and 2012, the fair value of securities loaned under our securities lending program was $55.1 million and $45.6 million, respectively. As of December 31, 2013 and 2012, the fair value of collateral held under our securities lending program was $58.0 million and $48.2 million, respectively, and the offsetting obligation to return collateral of $58.0 million and $48.2 million, respectively, was included in other liabilities in the consolidated balance sheets. We did not have any non-cash collateral provided by the borrower in our securities lending program as of December 31, 2013 and 2012.

   (h) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

   (i) Deferred Acquisition Costs

   Acquisition costs include costs that are related directly to the successful acquisition of new and renewal insurance policies and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions and for contracts and policies issued, some other costs such as underwriting, medical inspection and issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and for investment and universal life insurance products is based on expected gross profits. Expected gross profits are adjusted quarterly to reflect actual experience to date and if necessary for the unlocking of underlying key assumptions relating to future gross profits based on experience studies.

   Short-Duration Contracts. Acquisition costs primarily consist of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of expected future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization, and for certain products, an increase in benefit reserves may be required. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. See note 6 for additional information related to DAC including loss recognition and recoverability.

   (j) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2013, 2012 and 2011, no charges to income were recorded as a result of our PVFP recoverability or loss recognition testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed five years.

   Other Intangible Assets. We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment based on undiscounted cash flows, which requires the use of estimates and judgment, and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested at least annually for impairment using a qualitative or quantitative assessment and are written down to fair value as required.

   (k) Goodwill

   Goodwill is not amortized but is tested for impairment annually or between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. We are permitted to utilize a qualitative impairment assessment if the fair value of the reporting unit is not more likely than not lower than its carrying value. If a qualitative impairment assessment is not performed, we are required to determine the fair value of the reporting unit. The determination of fair value requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

segment, or a business, one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. If the reporting unit's fair value is below its carrying value, we must determine the amount of implied goodwill that would be established if the reporting unit was hypothetically purchased on the impairment assessment date. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds the amount of implied goodwill.

   The determination of fair value for our reporting units is primarily based on an income approach whereby we use discounted cash flows for each reporting unit. When available, and as appropriate, we use market approaches or other valuation techniques to corroborate discounted cash flow results. The discounted cash flow model used for each reporting unit is based on either: operating income or statutory distributable income, depending on the reporting unit being valued.

   The cash flows used to determine fair value are dependent on a number of significant management assumptions based on our historical experience, our expectations of future performance and expected economic environment. Our estimates are subject to change given the inherent uncertainty in predicting future performance and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, new product introductions and specific industry and market conditions. Additionally, the discount rate used in our discounted cash flow approach is based on management's judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows.

   See note 6 for additional information related to goodwill and impairments recorded.

   (l) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. Amounts received from reinsurers that represent recovery of acquisition costs are netted against DAC so that the net amount is capitalized. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

   (m) Derivatives

   Derivative instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets;
(iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is no longer probable that the forecasted transaction will occur.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of OCI. The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried in the consolidated balance sheets at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in OCI and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in OCI are reclassified into income when income is impacted by the variability of the cash flow of the hedged item.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried in the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in current period income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded in the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in current period income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried in the consolidated balance sheets at fair value, with changes in fair value recognized in current period income.

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on cash flow hedges are reported in net investment gains (losses).

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   (n) Separate Accounts and Related Insurance Obligations

   Separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the contractholders and are reflected in our consolidated balance sheets at fair value, reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves. Net investment income, net investment gains (losses) and the related liability changes associated with the separate account are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate account.

   We offer certain minimum guarantees associated with our variable annuity contracts. Our variable annuity contracts usually contain a basic GMDB which provides a minimum benefit to be paid upon the annuitant's death equal to the larger of account value and the return of net deposits. Some variable annuity contracts permit contractholders to purchase through riders, at an additional charge, enhanced death benefits such as the highest contract anniversary value ("ratchets"), accumulated net deposits at a stated rate ("rollups"), or combinations thereof.

   Additionally, some of our variable annuity contracts provide the contractholder with living benefits such as a GMWB or certain types of guaranteed annuitization benefits. The GMWB allows contractholders to withdraw a pre-defined percentage of account value or benefit base each year, either for a specified period of time or for life. The guaranteed annuitization benefit generally provides for a guaranteed minimum level of income upon annuitization accompanied by the potential for upside market participation.

   Most of our reserves for additional insurance and annuitization benefits are calculated by applying a benefit ratio to accumulated contractholder assessments, and then deducting accumulated paid claims. The benefit ratio is equal to the ratio of benefits to assessments, accumulated with interest and considering both past and anticipated future experience. The projections utilize stochastic scenarios of separate account returns incorporating reversion to the mean, as well as assumptions for mortality and lapses. Some of our minimum guarantees, mainly GMWBs, are accounted for as embedded derivatives; see notes 5 and 17 for additional information on these embedded derivatives and related fair value measurement disclosures.

   (o) Insurance Reserves

   Future Policy Benefits

   We include insurance-type contracts, such as traditional life insurance, in the liability for future policy benefits. Insurance-type contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which are appropriate at the time the policies are issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. For level premium term life insurance products, we floor the liability for future policy benefits on each policy at zero. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   Policyholder Account Balances

   We include investment-type contracts and our universal life insurance contracts in the liability for policyholder account balances. Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   (p) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of:
(a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

   (q) Unearned Premiums

   We recognize premiums over the policy life in accordance with the expected pattern of risk emergence. We recognize a portion of the revenue in premiums earned in the current period, while the remaining portion is deferred as unearned premiums and earned over time in accordance with the expected pattern of risk emergence. If policies are cancelled and the premium is non-refundable, then the remaining unearned premium related to each cancelled policy is recognized to earned premiums upon notification of the cancellation. Expected pattern of risk emergence on which we base premium recognition is inherently judgmental and is based on actuarial analysis of historical experience.

   (r) Income Taxes

   We determine deferred tax assets and/or liabilities by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances on deferred tax assets are estimated based on our assessment of the realizability of such amounts.

   Effective with the period beginning January 1, 2011, the Company elected to be included in a U.S. consolidated income tax return with its ultimate parent, Genworth as the common parent of the consolidated group (the "life/non-life consolidated return"). Prior to 2011, the Company was included in a U.S. consolidated income tax return with its immediate parent, GLIC as the common parent of the consolidated group (the "life/life consolidated return"). The tax sharing agreement previously applicable to the life/life consolidated return was

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

terminated with the filing of the life/non-life consolidated return and those entities adopted the Genworth tax sharing agreement (hereinafter the "life/non-life tax sharing agreement"). The two agreements were identical in all material respects. The life/non-life tax sharing agreement was provided to the appropriate state insurance regulators for approval. Intercompany balances relating to the impacts of the life/non-life tax sharing agreement were settled with the Company after approval was received from the insurance regulators. Intercompany balances under all agreements are settled at least annually.

   We are party to an assumption agreement with our indirect parent company, Genworth North America Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies that are identified with respect to years ending on or before December 31, 2009 (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. We recognize the corresponding amount as a change in stockholder's equity since the liability for the contingency is assumed by GNA.

   (s) Variable Interest Entities

   We are involved in certain entities that are considered VIEs as defined under U.S. GAAP, and, accordingly, we evaluate the VIE to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and how those results are absorbed by beneficial interest holders, as well as which party has the power to direct activities that most significantly impact the performance of the VIEs.

   Our primary involvement related to VIEs includes securitization transactions.

   For certain securitization transactions, we were the transferor of certain assets that were sold to a newly created VIE but did not retain any beneficial interest in the VIE other than acting as the servicer of the underlying assets.

   See note 15 for additional information related to this consolidated entity.

   (t) Accounting Changes

   Benchmarking Interest Rates Used When Applying Hedge Accounting

   On July 17, 2013, we adopted new accounting guidance to provide additional flexibility in the benchmark interest rates used when applying hedge accounting. The new guidance permits the use of the Federal Funds Effective Swap Rate as a benchmark interest rate for hedge accounting purposes and removes certain restrictions on being able to apply hedge accounting for similar hedges using different benchmark interest rates. The adoption of this accounting guidance did not have a material impact on our consolidated financial statements.

   Offsetting Assets And Liabilities

   On January 1, 2013, we adopted new accounting guidance for disclosures about offsetting assets and liabilities. This guidance requires an entity to disclose information about offsetting and related arrangements to enable users to understand the effect of those arrangements on its financial position. The adoption of this accounting guidance impacted our disclosures only and did not impact our consolidated results.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   Reclassification Of Items Out Of Accumulated Other Comprehensive Income

   On January 1, 2013, we adopted new accounting guidance related to the presentation of the reclassification of items out of accumulated other comprehensive income into net income. The adoption of this accounting guidance impacted our disclosures only and did not impact our consolidated results.

   Testing Indefinite-Lived Intangible Assets For Impairment

   In July 2012, the Financial Accounting Standards Board (the "FASB") issued new accounting guidance on testing indefinite-lived intangible assets for impairment. The new guidance permits the use of a qualitative assessment prior to, and potentially instead of, the quantitative impairment test for indefinite-lived intangible assets. We elected to early adopt this new accounting guidance effective October 1, 2012. The adoption of this accounting guidance did not have an impact on our consolidated financial statements.

   Fair Value Measurements

   On January 1, 2012, we adopted new accounting guidance related to fair value measurements. This new accounting guidance clarified existing fair value measurement requirements and changed certain fair value measurement principles and disclosure requirements. The adoption of this accounting guidance impacted our disclosures only and did not impact our consolidated results.

   Testing Goodwill For Impairment

   In September 2011, the FASB issued new accounting guidance related to goodwill impairment testing. The new guidance permits the use of a qualitative assessment prior to, and potentially instead of, the two step quantitative goodwill impairment test. We elected to early adopt this new guidance effective on July 1, 2011 in order to apply the new guidance in our annual goodwill impairment testing performed during the third quarter. The adoption of this new accounting guidance did not have an impact on our consolidated financial statements.

   A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring

   On July 1, 2011, we adopted new accounting guidance related to additional disclosures for troubled debt restructurings. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   When to Perform Step 2 of the Goodwill Impairment Test For Reporting Units With Zero or Negative Carrying Value

   On January 1, 2011, we adopted new accounting guidance related to goodwill impairment testing when a reporting unit's carrying value is zero or negative. This guidance did not impact our consolidated financial statements upon adoption, as all of our reporting units with goodwill balances have positive carrying values.

   How Investments Held Through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments

   On January 1, 2011, we adopted new accounting guidance related to how investments held through separate accounts affect an insurer's consolidation analysis of those investments. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   Fair Value Measurements and Disclosures--Improving Disclosures about Fair Value Measurements

   On January 1, 2011, we adopted new accounting guidance related to additional disclosures about purchases, sales, issuances and settlements in the rollforward of Level 3 fair value measurements. The adoption of this accounting guidance impacted our disclosures only and did not impact our consolidated results.

   (u) Accounting Pronouncements Not Yet Adopted

   In January 2014, the FASB issued new accounting guidance related to the accounting for investments in affordable housing projects that qualify for the low-income housing tax credit. The new guidance permits reporting entities to make an accounting policy election to account for investments in qualified affordable housing projects by amortizing the initial cost of the investment in proportion to the tax benefits received and recognize the net investment performance as a component of income tax expense (called the proportional amortization method) if certain conditions are met. The new guidance requires use of the equity method or cost method for investments in qualified affordable housing projects not accounted for using the proportional amortization method. This new guidance will be effective for us on January 1, 2015 with early adoption permitted. We have not yet determined whether this new guidance will have a material impact on our consolidated financial statements.

   In June 2013, the FASB issued new accounting guidance on the scope, measurement and disclosure requirements for investment companies. The new guidance clarifies the characteristics of an investment company, provides comprehensive guidance for assessing whether an entity is an investment company, requires investment companies to measure noncontrolling ownership interest in other investment companies at fair value rather than using the equity method of accounting and requires additional disclosures. These new requirements will be effective for us on January 1, 2014 and are not expected to have a material impact on our consolidated financial statements.

(3) INVESTMENTS

   (a) Net Investment Income

   Sources of net investment income were as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                        2013    2012    2011
---------------------                                                       ------  ------  ------
Fixed maturity securities--taxable......................................... $541.7  $541.6  $571.2
Fixed maturity securities--non-taxable.....................................    0.7      --      --
Commercial mortgage loans..................................................   95.2   101.0   111.5
Restricted commercial mortgage loans related to securitization entity/(1)/.    6.0     7.3    10.4
Equity securities..........................................................    2.5     1.7     1.4
Other invested assets......................................................   32.6    28.9    19.0
Policy loans...............................................................   31.9    31.6    32.6
Cash, cash equivalents and short-term investments..........................    0.5     0.2     0.9
                                                                            ------  ------  ------
   Gross investment income before expenses and fees........................  711.1   712.3   747.0
Expenses and fees..........................................................  (19.3)  (18.4)  (21.4)
                                                                            ------  ------  ------
   Net investment income................................................... $691.8  $693.9  $725.6
                                                                            ======  ======  ======

--------
/(1)/See note 15 for additional information related to our consolidated securitization entity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   (b) Net Investment Gains (Losses)

   The following table sets forth net investment gains (losses) for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                             2013    2012     2011
---------------------                                                            ------  ------  -------
Available-for-sale securities:
   Realized gains............................................................... $ 56.5  $ 46.9  $  31.6
   Realized losses..............................................................  (64.1)  (42.0)   (47.7)
                                                                                 ------  ------  -------
   Net realized gains (losses) on available-for-sale securities.................   (7.6)    4.9    (16.1)
                                                                                 ------  ------  -------
Impairments:
   Total other-than-temporary impairments.......................................   (2.4)  (24.0)   (43.5)
   Portion of other-than-temporary impairments included in other comprehensive
     income (loss)..............................................................   (3.8)  (25.0)    (6.0)
                                                                                 ------  ------  -------
   Net other-than-temporary impairments.........................................   (6.2)  (49.0)   (49.5)
                                                                                 ------  ------  -------
Derivative instruments/(1)/.....................................................  (27.5)  (45.9)  (148.1)
Commercial mortgage loans.......................................................    2.9     0.2      2.9
Trading securities..............................................................  (36.8)    4.0     28.6
Net gains related to securitization entity/(2)/.................................    0.1    (1.1)     0.2
Other...........................................................................   (3.0)     --       --
                                                                                 ------  ------  -------
   Net investment gains (losses)................................................ $(78.1) $(86.9) $(182.0)
                                                                                 ======  ======  =======

--------
/(1)/See note 4 for additional information on the impact of derivative instruments included in net investment gains (losses).
/(2)/See note 15 for additional information related to our consolidated securitization entity.

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which we determined that we have the intent to sell the securities or it is more likely than not that we will be required to sell the securities prior to recovery. The aggregate fair value of securities sold at a loss during the years ended December 31, 2013, 2012 and 2011 was $548.5 million, $425.9 million and $607.1 million, respectively, which was approximately 90.1%, 92.7% and 93.7%, respectively, of book value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The following represents the activity for credit losses recognized in net income (loss) on debt securities where an other-than-temporary impairment was identified and a portion of other-than-temporary impairments was included in OCI as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                   2013     2012    2011
---------------------                                                 -------  -------  ------
Beginning balance.................................................... $ 165.9  $ 301.3  $327.0
Additions:
   Other-than-temporary impairments not previously recognized........     2.1      7.0    12.4
   Increases related to other-than-temporary impairments previously
     recognized......................................................     2.6     24.1    34.8
Reductions:
   Securities sold, paid down or disposed............................  (148.2)  (166.5)  (72.9)
                                                                      -------  -------  ------
Ending balance....................................................... $  22.4  $ 165.9  $301.3
                                                                      =======  =======  ======

   (c) Unrealized Investment Gains and Losses

   Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income
(loss) were as follows as of December 31:

(AMOUNTS IN MILLIONS)                                      2013     2012      2011
---------------------                                    -------  --------  -------
Net unrealized gains (losses) on investment securities:
   Fixed maturity securities............................ $ 405.5  $1,080.8  $ 503.5
   Equity securities....................................    (1.5)      1.5     (0.9)
   Investment in unconsolidated subsidiary..............    45.4     118.2     81.2
                                                         -------  --------  -------
       Subtotal.........................................   449.4   1,200.5    583.8
Adjustments to DAC, PVFP and benefit reserves...........  (235.6)   (493.5)  (334.0)
Income taxes, net.......................................   (59.4)   (208.4)   (59.6)
                                                         -------  --------  -------
Net unrealized investment gains (losses)................ $ 154.4  $  498.6  $ 190.2
                                                         =======  ========  =======

   The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) was as follows as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                             2013     2012     2011
---------------------                                                           -------  -------  -------
Beginning balance.............................................................. $ 498.6  $ 190.2  $(137.9)
Unrealized gains (losses) arising during the period:
   Unrealized gains (losses) on investment securities..........................  (764.9)   572.6    661.4
   Adjustment to DAC...........................................................    77.9    (34.2)   (82.7)
   Adjustment to PVFP..........................................................    74.4    (23.9)   (81.7)
   Adjustment to sales inducements.............................................     0.9     (0.4)      --
   Adjustment to benefit reserves..............................................   104.7   (101.0)   (87.1)
   Provision for income taxes..................................................   153.8   (133.3)  (124.4)
                                                                                -------  -------  -------
       Change in unrealized gains (losses) on investment securities............  (353.2)   279.8    285.5
Reclassification adjustments to net investment (gains) losses, net of taxes of
  $(4.8), $(15.5) and $(23.0)..................................................     9.0     28.6     42.6
                                                                                -------  -------  -------
Ending balance................................................................. $ 154.4  $ 498.6  $ 190.2
                                                                                =======  =======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   (d) Fixed Maturity and Equity Securities

   As of December 31, 2013, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                   GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                                 --------------------------- --------------------------
                                       AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                        COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY   FAIR
(AMOUNTS IN MILLIONS)                    COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED     VALUE
---------------------                  --------- --------------- ----------- --------------- ----------- ---------
Fixed maturity securities:
   U.S. government, agencies and
     government-sponsored
     enterprises...................... $   922.3     $ 70.3         $ --         $ (14.0)       $  --    $   978.6
   Tax-exempt.........................      46.6        0.4           --            (1.0)          --         46.0
   Government--non-U.S................     179.3       15.4           --            (1.2)          --        193.5
   U.S. corporate.....................   5,952.9      345.0           --           (97.2)          --      6,200.7
   Corporate--non-U.S.................   2,241.1      114.8           --           (39.3)          --      2,316.6
   Residential mortgage-backed........   1,519.3       75.2          2.4           (30.9)        (0.6)     1,565.4
   Commercial mortgage-backed.........     934.4       18.2          0.7           (27.2)        (0.5)       925.6
   Other asset-backed.................   1,401.1        4.6           --           (29.6)          --      1,376.1
                                       ---------     ------         ----         -------        -----    ---------
       Total fixed maturity
         securities...................  13,197.0      643.9          3.1          (240.4)        (1.1)    13,602.5
Equity securities.....................      46.9        2.7           --            (4.2)          --         45.4
                                       ---------     ------         ----         -------        -----    ---------
       Total available-for- sale
         securities................... $13,243.9     $646.6         $3.1         $(244.6)       $(1.1)   $13,647.9
                                       =========     ======         ====         =======        =====    =========

   As of December 31, 2012, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                   GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                                 --------------------------- --------------------------
                                       AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                        COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY   FAIR
(AMOUNTS IN MILLIONS)                    COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED     VALUE
---------------------                  --------- --------------- ----------- --------------- ----------- ---------
Fixed maturity securities:
   U.S. government, agencies and
     government-sponsored
     enterprises...................... $ 1,033.1    $  183.6        $ --         $  (1.1)      $   --    $ 1,215.6
   Tax-exempt.........................       1.7          --          --              --           --          1.7
   Government--non-U.S................     163.5        34.6          --              --           --        198.1
   U.S. corporate.....................   5,444.4       679.5          --           (20.5)          --      6,103.4
   Corporate--non-U.S.................   2,067.0       171.6          --           (12.4)          --      2,226.2
   Residential mortgage-backed........   1,783.6       177.7         4.7           (41.2)       (49.1)     1,875.7
   Commercial mortgage-backed.........     932.9        33.8         0.9           (43.5)        (9.1)       915.0
   Other asset-backed.................   1,119.4         6.9         0.1           (35.7)          --      1,090.7
                                       ---------    --------        ----         -------       ------    ---------
       Total fixed maturity
         securities...................  12,545.6     1,287.7         5.7          (154.4)       (58.2)    13,626.4
Equity securities.....................      62.6         1.5          --              --           --         64.1
                                       ---------    --------        ----         -------       ------    ---------
       Total available-for- sale
         securities................... $12,608.2    $1,289.2        $5.7         $(154.4)      $(58.2)   $13,690.5
                                       =========    ========        ====         =======       ======    =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2013:

                                            LESS THAN 12 MONTHS            12 MONTHS OR MORE                    TOTAL
                                       ------------------------------ ----------------------------  --------------------
                                                  GROSS                        GROSS                           GROSS
                                        FAIR    UNREALIZED NUMBER OF  FAIR   UNREALIZED  NUMBER OF   FAIR    UNREALIZED
(DOLLAR AMOUNTS IN MILLIONS)            VALUE     LOSSES   SECURITIES VALUE  LOSSES/(1)/ SECURITIES  VALUE   LOSSES/(2)/
----------------------------           -------- ---------- ---------- ------ ----------  ---------- -------- ----------
DESCRIPTION OF SECURITIES
Fixed maturity securities:
    U.S. government, agencies
     and government- sponsored
     enterprises...................... $  104.6  $  (7.8)      24     $ 15.9   $ (6.2)        3     $  120.5  $ (14.0)
    Tax-exempt........................     28.9     (1.0)       9         --       --        --         28.9     (1.0)
    Government--non-U.S...............     19.7     (1.0)       3        2.0     (0.2)        1         21.7     (1.2)
    U.S. corporate....................  1,337.2    (71.4)     312      180.7    (25.8)       38      1,517.9    (97.2)
    Corporate--non-U.S................    515.3    (30.0)      87       90.4     (9.3)       15        605.7    (39.3)
    Residential mortgage-
     backed...........................    343.5    (25.2)      67       74.4     (6.3)       46        417.9    (31.5)
    Commercial mortgage-
     backed...........................    367.0    (16.3)      51      187.8    (11.4)       49        554.8    (27.7)
    Other asset-backed................    688.4     (9.6)      72       82.1    (20.0)       10        770.5    (29.6)
                                       --------  -------      ---     ------   ------       ---     --------  -------
    Subtotal, fixed maturity
     securities.......................  3,404.6   (162.3)     625      633.3    (79.2)      162      4,037.9   (241.5)
Equity securities.....................     21.5     (4.2)       4         --       --        --         21.5     (4.2)
                                       --------  -------      ---     ------   ------       ---     --------  -------
Total for securities in an unrealized
 loss position........................ $3,426.1  $(166.5)     629     $633.3   $(79.2)      162     $4,059.4  $(245.7)
                                       ========  =======      ===     ======   ======       ===     ========  =======
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost......... $3,376.5  $(152.6)     619     $554.9   $(43.5)      137     $3,931.4  $(196.1)
    20%-50% Below cost................     28.1     (9.7)       6       76.2    (33.1)       20        104.3    (42.8)
    (greater than)50% Below cost......       --       --       --        2.2     (2.6)        5          2.2     (2.6)
                                       --------  -------      ---     ------   ------       ---     --------  -------
    Total fixed maturity
     securities.......................  3,404.6   (162.3)     625      633.3    (79.2)      162      4,037.9   (241.5)
                                       --------  -------      ---     ------   ------       ---     --------  -------
% Below cost--equity securities:
    (less than)20% Below cost.........     16.2     (2.8)       3         --       --        --         16.2     (2.8)
    20%-50% Below cost................      5.3     (1.4)       1         --       --        --          5.3     (1.4)
                                       --------  -------      ---     ------   ------       ---     --------  -------
    Total equity securities...........     21.5     (4.2)       4         --       --        --         21.5     (4.2)
                                       --------  -------      ---     ------   ------       ---     --------  -------
Total for securities in an unrealized
 loss position........................ $3,426.1  $(166.5)     629     $633.3   $(79.2)      162     $4,059.4  $(245.7)
                                       ========  =======      ===     ======   ======       ===     ========  =======
Investment grade...................... $3,312.5  $(161.6)     591     $470.6   $(65.9)      110     $3,783.1  $(227.5)
Below investment grade/(3)/...........    113.6     (4.9)      38      162.7    (13.3)       52        276.3    (18.2)
                                       --------  -------      ---     ------   ------       ---     --------  -------
Total for securities in an unrealized
 loss position........................ $3,426.1  $(166.5)     629     $633.3   $(79.2)      162     $4,059.4  $(245.7)
                                       ========  =======      ===     ======   ======       ===     ========  =======

                                       ----------

                                       NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)           SECURITIES
----------------------------           ----------
DESCRIPTION OF SECURITIES
Fixed maturity securities:
    U.S. government, agencies
     and government- sponsored
     enterprises......................     27
    Tax-exempt........................      9
    Government--non-U.S...............      4
    U.S. corporate....................    350
    Corporate--non-U.S................    102
    Residential mortgage-
     backed...........................    113
    Commercial mortgage-
     backed...........................    100
    Other asset-backed................     82
                                          ---
    Subtotal, fixed maturity
     securities.......................    787
Equity securities.....................      4
                                          ---
Total for securities in an unrealized
 loss position........................    791
                                          ===
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost.........    756
    20%-50% Below cost................     26
    (greater than)50% Below cost......      5
                                          ---
    Total fixed maturity
     securities.......................    787
                                          ---
% Below cost--equity securities:
    (less than)20% Below cost.........      3
    20%-50% Below cost................      1
                                          ---
    Total equity securities...........      4
                                          ---
Total for securities in an unrealized
 loss position........................    791
                                          ===
Investment grade......................    701
Below investment grade/(3)/...........     90
                                          ---
Total for securities in an unrealized
 loss position........................    791
                                          ===

--------
/(1)/Amounts included $1.0 million of unrealized losses on
     other-than-temporarily impaired securities.
/(2)/Amounts included $1.1 million of unrealized losses on
     other-than-temporarily impaired securities.
/(3)/Amounts that have been in a continuous loss position for 12 months or more included $1.0 million of unrealized losses on other-than-temporarily impaired securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   As indicated in the table above, the majority of the securities in a continuous unrealized loss position for less than 12 months were investment grade and less than 20% below cost. These unrealized losses were primarily attributable to lower credit ratings since acquisition for corporate securities across various industry sectors. For securities that have been in a continuous unrealized loss for less than 12 months, the average fair value percentage below cost was approximately 4.6% as of December 31, 2013.

   Fixed Maturity Securities In A Continuous Unrealized Loss Position For 12 Months Or More

   Of the $43.5 million of unrealized losses on fixed maturity securities in a continuous unrealized loss for 12 months or more that were less than 20% below cost, the weighted-average rating was "BBB+" and approximately 84.0% of the unrealized losses were related to investment grade securities as of December 31, 2013. These unrealized losses were attributable to the lower credit ratings for these securities since acquisition, primarily associated with structured securities and corporate securities in the utilities and energy and finance and insurance sectors. The average fair value percentage below cost for these securities was approximately 7.3% as of December 31, 2013. See below for additional discussion related to fixed maturity securities that have been in a continuous loss position for 12 months or more with a fair value that was more than 20% below cost.

   The following tables present the concentration of gross unrealized losses and fair values of fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by asset class as of December 31, 2013:

                                                                      INVESTMENT GRADE
                                        -----------------------------------------------------------------------------
                                                      20% TO 50%                          GREATER THAN 50%
                                        -------------------------------------- --------------------------------------
                                                         % OF TOTAL                             % OF TOTAL
                                                GROSS      GROSS                       GROSS      GROSS
                                        FAIR  UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)            VALUE   LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
----------------------------            ----- ---------- ---------- ---------- ----- ---------- ---------- ----------
Fixed maturity securities:
   U.S. government, agencies and
     government-sponsored
     enterprises....................... $14.6   $ (6.0)      2.4%        1      $--     $--        -- %        --
   U.S. corporate......................  11.3     (3.7)      1.5         2       --      --         --         --
   Corporate--non-U.S..................   3.2     (1.0)      0.4         1       --      --         --         --
   Structured securities:
       Residential
         mortgage-backed...............   1.0     (0.6)      0.2         4       --      --         --         --
       Other asset-backed..............  36.1    (18.0)      7.3         3       --      --         --         --
                                        -----   ------      ----        --      ---     ---        ---         --
       Total structured securities.....  37.1    (18.6)      7.5         7       --      --         --         --
                                        -----   ------      ----        --      ---     ---        ---         --
Total.................................. $66.2   $(29.3)     11.8%       11      $--     $--        -- %        --
                                        =====   ======      ====        ==      ===     ===        ===         ==

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


                                                            BELOW INVESTMENT GRADE
                                 -----------------------------------------------------------------------------
                                               20% TO 50%                          GREATER THAN 50%
                                 -------------------------------------- --------------------------------------
                                                  % OF TOTAL                             % OF TOTAL
                                         GROSS      GROSS                       GROSS      GROSS
                                 FAIR  UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)     VALUE   LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
----------------------------     ----- ---------- ---------- ---------- ----- ---------- ---------- ----------
Fixed maturity securities:
   Structured securities:
       Residential
         mortgage-backed........ $ 1.3   $(0.5)      0.2%         6     $0.2    $(0.3)      0.1%        3
       Commercial mortgage-
         backed.................   8.7    (3.3)      1.3          3      0.5     (0.8)      0.3         1
       Other asset-backed.......    --      --        --         --      1.5     (1.5)      0.6         1
                                 -----   -----       ---         --     ----    -----       ---         -
       Total structured
         securities.............  10.0    (3.8)      1.5          9      2.2     (2.6)      1.0         5
                                 -----   -----       ---         --     ----    -----       ---         -
Total........................... $10.0   $(3.8)      1.5%         9     $2.2    $(2.6)      1.0%        5
                                 =====   =====       ===         ==     ====    =====       ===         =

   For all securities in an unrealized loss position, we expect to recover the amortized cost based on our estimate of cash flows to be collected. We do not intend to sell and it is not more likely than not that we will be required to sell these securities prior to recovering our amortized cost. See the following for further discussion of gross unrealized losses by asset class.

   U. S. government, agencies and government-sponsored enterprises

   As indicated in the table above, $6.0 million of gross unrealized losses were related to a U.S. government, agencies and government-sponsored enterprises security that has been in a continuous loss position for more than 12 months and was greater than 20% below cost. The unrealized losses for the U.S. government, agencies and government-sponsored enterprises security represents a long-term, zero coupon Treasury bond. An increase in Treasury yields since the bond was purchased resulted in a decrease in the market value of this security. We expect that this security will accrete up to par value over time.

   Corporate Debt Securities

   The following tables present the concentration of gross unrealized losses and fair values related to corporate debt fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by industry as of December 31, 2013:

                                                            INVESTMENT GRADE
                              -----------------------------------------------------------------------------
                                            20% TO 50%                          GREATER THAN 50%
                              -------------------------------------- --------------------------------------
                                               % OF TOTAL                             % OF TOTAL
                                      GROSS      GROSS                       GROSS      GROSS
                              FAIR  UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)  VALUE   LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
----------------------------  ----- ---------- ---------- ---------- ----- ---------- ---------- ----------
   Industry:
   Finance and insurance..... $10.8   $(3.5)      1.4%        2       $--     $--        -- %        --
   Industrial................   3.7    (1.2)      0.5         1        --      --         --         --
                              -----   -----       ---         -       ---     ---        ---         --
   Total..................... $14.5   $(4.7)      1.9%        3       $--     $--        -- %        --
                              =====   =====       ===         =       ===     ===        ===         ==

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   Of the total unrealized losses of $4.7 million for corporate fixed maturity securities presented in the tables above, $3.5 million, or 74.5%, related to issuers in the finance and insurance sector that were 24.3% below cost on average. Given the current market conditions, including current financial industry events and uncertainty around global economic conditions, the fair value of these debt securities has declined due to credit spreads that have widened since acquisition. In our examination of these securities, we considered all available evidence, including the issuers' financial condition and current industry events to develop our conclusion on the amount and timing of the cash flows expected to be collected. Based on this evaluation, we determined that the unrealized losses on these debt securities represented temporary impairments as of December 31, 2013. The $3.5 million of unrealized losses related to the finance and insurance industry related to financial hybrid securities on which a debt impairment model was employed. Most of our hybrid securities retained a credit rating of investment grade. The fair value of these hybrid securities has been impacted by credit spreads that have widened since acquisition and reflect uncertainty surrounding the extent and duration of government involvement, potential capital restructuring of these institutions, and continued but diminishing risk that income payments may be deferred. We continue to receive our contractual payments and expect to fully recover our amortized cost.

   We expect that our investments in corporate securities will continue to perform in accordance with our expectations about the amount and timing of estimated cash flows. Although we do not anticipate such events, it is at least reasonably possible that issuers of our investments in corporate securities will perform worse than current expectations. Such events may lead us to recognize write-downs within our portfolio of corporate securities in the future.

   Structured Securities

   Of the $25.0 million of unrealized losses related to structured securities that have been in an unrealized loss position for 12 months or more and were more than 20% below cost, $0.2 million related to other-than-temporarily impaired securities where the unrealized losses represented the portion of the other-than-temporary impairment recognized in OCI. The extent and duration of the unrealized loss position on our structured securities was primarily due to the ongoing concern and uncertainty about the residential and commercial real estate market and unemployment, resulting in credit spreads that have widened since acquisition. Additionally, the fair value of certain structured securities has been significantly impacted from high risk premiums being incorporated into the valuation as a result of the amount of potential losses that may be absorbed by the security in the event of additional deterioration in the U.S. housing market.

   While we considered the length of time each security had been in an unrealized loss position, the extent of the unrealized loss position and any significant declines in fair value subsequent to the balance sheet date in our evaluation of impairment for each of these individual securities, the primary factor in our evaluation of impairment is the expected performance for each of these securities. Our evaluation of expected performance is based on the historical performance of the associated securitization trust as well as the historical performance of the underlying collateral. Our examination of the historical performance of the securitization trust included consideration of the following factors for each class of securities issued by the trust: i) the payment history, including failure to make scheduled payments; ii) current payment status; iii) current and historical outstanding balances; iv) current levels of subordination and losses incurred to date; and v) characteristics of the underlying collateral. Our examination of the historical performance of the underlying collateral included: i) historical default rates, delinquency rates, voluntary and involuntary prepayments and severity of losses, including recent trends in this information; ii) current payment status; iii) loan to collateral value ratios, as applicable; iv) vintage; and v) other underlying characteristics such as current financial condition.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   We used our assessment of the historical performance of both the securitization trust and the underlying collateral for each security, along with third-party sources, when available, to develop our best estimate of cash flows expected to be collected. These estimates reflect projections for future delinquencies, prepayments, defaults and losses for the assets that collateralize the securitization trust and are used to determine the expected cash flows for our security, based on the payment structure of the trust. Our projection of expected cash flows is primarily based on the expected performance of the underlying assets that collateralize the securitization trust and is not directly impacted by the rating of our security. While we consider the rating of the security as an indicator of the financial condition of the issuer, this factor does not have a significant impact on our expected cash flows for each security. In limited circumstances, our expected cash flows include expected payments from reliable financial guarantors where we believe the financial guarantor will have sufficient assets to pay claims under the financial guarantee when the cash flows from the securitization trust are not sufficient to make scheduled payments. We then discount the expected cash flows using the effective yield of each security to determine the present value of expected cash flows.

   Based on this evaluation, the present value of expected cash flows was greater than or equal to the amortized cost for each security. Accordingly, we determined that the unrealized losses on each of our structured securities represented temporary impairments as of December 31, 2013.

   Despite the considerable analysis and rigor employed on our structured securities, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of structured securities and future write-downs within our portfolio of structured securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2012:

                                        LESS THAN 12 MONTHS            12 MONTHS OR MORE                     TOTAL
                                    ---------------------------- ------------------------------  ------------------------------
                                             GROSS                          GROSS                           GROSS
                                    FAIR   UNREALIZED NUMBER OF   FAIR    UNREALIZED  NUMBER OF   FAIR    UNREALIZED  NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)        VALUE    LOSSES   SECURITIES  VALUE   LOSSES/(1)/ SECURITIES  VALUE   LOSSES/(2)/ SECURITIES
----------------------------        ------ ---------- ---------- -------- ----------  ---------- -------- ----------  ----------
DESCRIPTION OF SECURITIES
    U.S. government,
     agencies and
     government-sponsored
     enterprises................... $ 54.1   $(1.1)        7     $     --  $    --        --     $   54.1  $  (1.1)        7
    U.S. corporate.................  300.7    (5.6)       70        180.3    (14.9)       27        481.0    (20.5)       97
    Corporate--non-U.S.............  192.3    (1.9)       18        147.8    (10.5)       14        340.1    (12.4)       32
    Residential mortgage-
     backed........................   39.9    (0.5)       11        264.6    (89.8)      162        304.5    (90.3)      173
    Commercial mortgage-
     backed........................   97.0    (0.4)       10        335.1    (52.2)       84        432.1    (52.6)       94
    Other asset-backed.............  186.2    (0.2)       19        102.9    (35.5)       12        289.1    (35.7)       31
                                    ------   -----       ---     --------  -------       ---     --------  -------       ---
Total for securities in an
 unrealized loss position.......... $870.2   $(9.7)      135     $1,030.7  $(202.9)      299     $1,900.9  $(212.6)      434
                                    ======   =====       ===     ========  =======       ===     ========  =======       ===
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost...... $870.1   $(9.6)      133     $  799.5  $ (58.0)      186     $1,669.6  $ (67.6)      319
    20%-50% Below cost.............    0.1    (0.1)        2        218.3   (106.0)       82        218.4   (106.1)       84
    (greater than)50% Below cost...     --      --        --         12.9    (38.9)       31         12.9    (38.9)       31
                                    ------   -----       ---     --------  -------       ---     --------  -------       ---
Total for securities in an
 unrealized loss position.......... $870.2   $(9.7)      135     $1,030.7  $(202.9)      299     $1,900.9  $(212.6)      434
                                    ======   =====       ===     ========  =======       ===     ========  =======       ===
Investment grade................... $834.4   $(7.8)      121     $  520.6  $ (57.0)      115     $1,355.0  $ (64.8)      236
Below investment grade/(3)/........   35.8    (1.9)       14        510.1   (145.9)      184        545.9   (147.8)      198
                                    ------   -----       ---     --------  -------       ---     --------  -------       ---
Total for securities in an
 unrealized loss position.......... $870.2   $(9.7)      135     $1,030.7  $(202.9)      299     $1,900.9  $(212.6)      434
                                    ======   =====       ===     ========  =======       ===     ========  =======       ===

--------
/(1)/Amounts included $58.1 million of unrealized losses on
     other-than-temporarily impaired securities.
/(2)/Amounts included $58.2 million of unrealized losses on
     other-than-temporarily impaired securities.
/(3)/Amounts that have been in a continuous loss position for 12 months or more included $57.8 million of unrealized losses on other-than-temporarily impaired securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The scheduled maturity distribution of fixed maturity securities as of December 31, 2013 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               AMORTIZED COST
       (AMOUNTS IN MILLIONS)                      OR COST     FAIR VALUE
       ---------------------                   -------------- ----------
       Due one year or less...................   $   833.9    $   836.7
       Due after one year through five years..     2,089.8      2,211.3
       Due after five years through ten years.     2,181.0      2,228.3
       Due after ten years....................     4,237.5      4,459.1
                                                 ---------    ---------
              Subtotal........................     9,342.2      9,735.4
       Residential mortgage-backed............     1,519.3      1,565.4
       Commercial mortgage-backed.............       934.4        925.6
       Other asset-backed.....................     1,401.1      1,376.1
                                                 ---------    ---------
              Total...........................   $13,197.0    $13,602.5
                                                 =========    =========

   As of December 31, 2013, $1,443.8 million of our investments (excluding mortgage-backed and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2013, securities issued by utilities and energy, finance and insurance, and consumer--non-cyclical industry groups represented approximately 25.2%, 19.1% and 12.5%, respectively, of our domestic and foreign corporate fixed maturity securities portfolio. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the United States and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2013, we did not hold any fixed maturity securities in any single issuer, other than securities issued or guaranteed by the U.S. government, which exceeded 10% of stockholder's equity.

   As of December 31, 2013 and 2012, $7.7 million and $8.2 million, respectively, of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of December 31:

                                                                2013                      2012
                                                      ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                                 CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                                 -------------- ---------- -------------- ----------
Property type:
Retail...............................................    $  477.9       30.8%      $  409.1       24.8%
Industrial...........................................       459.5       29.6          468.5       28.4
Office...............................................       435.2       28.1          538.5       32.6
Apartments...........................................       141.8        9.1          126.4        7.7
Mixed use/other......................................        37.7        2.4          107.7        6.5
                                                         --------      -----       --------      -----
   Subtotal..........................................     1,552.1      100.0%       1,650.2      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................         0.2                       0.6
   Allowance for losses..............................        (8.6)                    (11.7)
                                                         --------                  --------
   Total.............................................    $1,543.7                  $1,639.1
                                                         ========                  ========

                                                                2013                      2012
                                                      ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                                 CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                                 -------------- ---------- -------------- ----------
Geographic region:
Pacific..............................................    $  464.1       29.9%      $  449.0       27.2%
South Atlantic.......................................       450.5       29.0          566.7       34.3
Middle Atlantic......................................       198.8       12.8          191.6       11.6
East North Central...................................       104.7        6.8          109.4        6.6
West North Central...................................       100.0        6.4           90.6        5.5
Mountain.............................................        81.2        5.2           86.7        5.3
East South Central...................................        55.7        3.6           55.1        3.3
West South Central...................................        51.2        3.3           62.2        3.8
New England..........................................        45.9        3.0           38.9        2.4
                                                         --------      -----       --------      -----
   Subtotal..........................................     1,552.1      100.0%       1,650.2      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................         0.2                       0.6
   Allowance for losses..............................        (8.6)                    (11.7)
                                                         --------                  --------
   Total.............................................    $1,543.7                  $1,639.1
                                                         ========                  ========

   As of December 31, 2013 and 2012, our total mortgage holdings secured by real estate in California was $305.5 million and $286.8 million, respectively, which was 19.8% and 17.5%, respectively, of our total mortgage holdings.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The following tables set forth the aging of past due commercial mortgage loans by property type as of December 31:

                                                                  2013
                                -----------------------------------------------------------------------
                                31 - 60 DAYS 61 - 90 DAYS GREATER THAN 90 TOTAL PAST
(AMOUNTS IN MILLIONS)             PAST DUE     PAST DUE    DAYS PAST DUE     DUE      CURRENT    TOTAL
---------------------           ------------ ------------ --------------- ---------- --------  --------
Property type:
   Retail......................     $ --         $ --          $ --          $ --    $  477.9  $  477.9
   Industrial..................       --           --            --            --       459.5     459.5
   Office......................       --           --           5.8           5.8       429.4     435.2
   Apartments..................       --           --            --            --       141.8     141.8
   Mixed use/other.............      1.0           --            --           1.0        36.7      37.7
                                    ----         ----          ----          ----    --------  --------
   Total recorded investment...     $1.0         $ --          $5.8          $6.8    $1,545.3  $1,552.1
                                    ====         ====          ====          ====    ========  ========
% of total commercial mortgage
  loans........................      0.1%         -- %          0.3%          0.4%       99.6%    100.0%
                                    ====         ====          ====          ====    ========  ========

                                                                  2012
                                -----------------------------------------------------------------------
                                31 - 60 DAYS 61 - 90 DAYS GREATER THAN 90 TOTAL PAST
(AMOUNTS IN MILLIONS)             PAST DUE     PAST DUE    DAYS PAST DUE     DUE      CURRENT    TOTAL
---------------------           ------------ ------------ --------------- ---------- --------  --------
Property type:
   Retail......................    $  --         $ --          $ --         $  --    $  409.1  $  409.1
   Industrial..................       --           --            --            --       468.5     468.5
   Office......................      2.4           --            --           2.4       536.1     538.5
   Apartments..................       --           --           4.4           4.4       122.0     126.4
   Mixed use/other.............     66.4           --            --          66.4        41.3     107.7
                                   -----         ----          ----         -----    --------  --------
   Total recorded investment...    $68.8         $ --          $4.4         $73.2    $1,577.0  $1,650.2
                                   =====         ====          ====         =====    ========  ========
% of total commercial mortgage
  loans........................      4.1%         -- %          0.3%          4.4%       95.6%    100.0%
                                   =====         ====          ====         =====    ========  ========

   As of December 31, 2013 and 2012, we had no commercial mortgage loans that were past due for more than 90 days and still accruing interest. We also did not have any commercial mortgage loans that were past due for less than 90 days on non-accrual status as of December 31, 2013 and 2012.

   As of and for the years ended December 31, 2013 and 2012, we modified or extended 7 and 19 commercial mortgage loans, respectively, with a total carrying value of $28.2 million and $195.5 million, respectively. All of these modifications or extensions were based on current market interest rates, did not result in any forgiveness in the outstanding principal amount owed by the borrower and were not considered troubled debt restructurings.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The following table sets forth the allowance for credit losses and recorded investment in commercial mortgage loans as of or for the years ended
December 31:

(AMOUNTS IN MILLIONS)                                    2013      2012      2011
---------------------                                  --------  --------  --------
Allowance for credit losses:
   Beginning balance.................................. $   11.7  $   15.4  $   18.5
   Charge-offs........................................       --        --        --
   Recoveries.........................................       --        --        --
   Provision..........................................     (3.1)     (3.7)     (3.1)
                                                       --------  --------  --------
   Ending balance..................................... $    8.6  $   11.7  $   15.4
                                                       ========  ========  ========
   Ending allowance for individually impaired
     loans............................................ $     --  $     --  $     --
                                                       ========  ========  ========
   Ending allowance for loans not individually
     impaired that were evaluated collectively for
     impairment....................................... $    8.6  $   11.7  $   15.4
                                                       ========  ========  ========

Recorded investment:
   Ending balance..................................... $1,552.1  $1,650.2  $1,850.8
                                                       ========  ========  ========
   Ending balance of individually impaired loans...... $     --  $     --  $     --
                                                       ========  ========  ========
   Ending balance of loans not individually impaired
     that were evaluated collectively for
     impairment....................................... $1,552.1  $1,650.2  $1,850.8
                                                       ========  ========  ========

   As of December 31, 2013 and 2012, we did not have any commercial mortgage loans that were individually impaired.

   In evaluating the credit quality of commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with commercial mortgage loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. The average loan-to-value ratio is based on our most recent estimate of the fair value for the underlying property which is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The following tables set forth the loan-to-value of commercial mortgage loans by property type as of December 31:

                                                            2013
                               --------------------------------------------------------------
                                                                          GREATER
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% THAN 100%/(1)/   TOTAL
---------------------          -------- --------- --------- ---------- -------------  --------
Property type:
   Retail.....................  $132.2   $ 73.3    $241.2     $ 28.4       $ 2.8      $  477.9
   Industrial.................   167.5     77.4     172.3       39.8         2.5         459.5
   Office.....................   161.3     38.5     178.0       31.6        25.8         435.2
   Apartments.................    62.5     26.2      48.0        3.8         1.3         141.8
   Mixed use/other............    22.3      6.4       3.3        5.7          --          37.7
                                ------   ------    ------     ------       -----      --------
   Total recorded investment..  $545.8   $221.8    $642.8     $109.3       $32.4      $1,552.1
                                ======   ======    ======     ======       =====      ========
% of total....................    35.2%    14.3%     41.4%       7.0%        2.1%        100.0%
                                ======   ======    ======     ======       =====      ========
Weighted-average debt service
   coverage ratio.............    2.04     1.70      1.55       1.06        0.44          1.69
                                ======   ======    ======     ======       =====      ========

--------
/(1)/Included $5.8 million of delinquent loans and $26.6 million of loans in good standing where borrowers continued to make timely payments, with a total weighted-average loan-to-value of 111.4%.

                                                            2012
                               --------------------------------------------------------------
                                                                          GREATER
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% THAN 100%/(1)/   TOTAL
---------------------          -------- --------- --------- ---------- -------------  --------
Property type:
   Retail.....................  $142.5   $ 41.9    $185.9     $ 38.1       $ 0.7      $  409.1
   Industrial.................   163.7     82.9     172.5       44.1         5.3         468.5
   Office.....................   124.1     44.3     296.6       68.3         5.2         538.5
   Apartments.................    54.1     27.8      36.0        8.5          --         126.4
   Mixed use/other............     7.1      1.1      18.5       75.2         5.8         107.7
                                ------   ------    ------     ------       -----      --------
   Total recorded investment..  $491.5   $198.0    $709.5     $234.2       $17.0      $1,650.2
                                ======   ======    ======     ======       =====      ========
% of total....................    29.8%    12.0%     43.0%      14.2%        1.0%        100.0%
                                ======   ======    ======     ======       =====      ========
Weighted-average debt service
   coverage ratio.............    2.13     1.52      1.70       2.59        0.59          1.92
                                ======   ======    ======     ======       =====      ========

--------
/(1)/Included $17.0 million of loans in good standing where borrowers continued to make timely payments, with a total weighted-average loan-to-value of 109.3%.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The following tables set forth the debt service coverage ratio for fixed rate commercial mortgage loans by property type as of December 31:

                                                                     2013
                                -----------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00   TOTAL
---------------------           -------------- ----------- ----------- ----------- ----------------- --------
Property type:
   Retail......................     $ 16.2       $ 89.0      $ 81.6      $198.9         $ 92.2       $  477.9
   Industrial..................       69.7         20.2        67.3       216.2           86.1          459.5
   Office......................       45.8         35.0        53.1       209.9           91.4          435.2
   Apartments..................        1.6          7.8        28.2        62.9           41.3          141.8
   Mixed use/other.............         --          6.7          --        10.1           20.9           37.7
                                    ------       ------      ------      ------         ------       --------
   Total recorded investment...     $133.3       $158.7      $230.2      $698.0         $331.9       $1,552.1
                                    ======       ======      ======      ======         ======       ========
% of total.....................        8.6%        10.2%       14.8%       45.0%          21.4%         100.0%
                                    ======       ======      ======      ======         ======       ========
Weighted-average loan-to-value.       77.1%        62.4%       57.2%       58.6%          40.3%          56.5%
                                    ======       ======      ======      ======         ======       ========

                                                                     2012
                                -----------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00   TOTAL
---------------------           -------------- ----------- ----------- ----------- ----------------- --------
Property type:
   Retail......................     $ 11.1       $ 89.3      $ 96.7      $135.2         $ 76.1       $  408.4
   Industrial..................       61.9         45.6        82.7       204.0           74.3          468.5
   Office......................       45.7         32.3       129.8       150.7          105.4          463.9
   Apartments..................        2.7          7.4        30.7        59.3           26.3          126.4
   Mixed use/other.............        1.1         15.8        22.5         1.0            0.9           41.3
                                    ------       ------      ------      ------         ------       --------
   Total recorded investment...     $122.5       $190.4      $362.4      $550.2         $283.0       $1,508.5
                                    ======       ======      ======      ======         ======       ========
% of total.....................        8.1%        12.6%       24.0%       36.5%          18.8%         100.0%
                                    ======       ======      ======      ======         ======       ========
Weighted-average loan-to-value.       75.4%        69.9%       60.4%       56.9%          38.7%          57.5%
                                    ======       ======      ======      ======         ======       ========

   As of December 31, 2013, we did not have any floating rate commercial mortgage loans. As of December 31, 2012, we had floating rate commercial mortgage loans of $141.7 million.

   (f) Restricted Commercial Mortgage Loans Related To Securitization Entity

   In 2012, we had a consolidated securitization entity that held commercial mortgage loans that were recorded as restricted commercial mortgage loans related to securitization entity. See note 15 for additional information related to our consolidated securitization entity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   (g) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of December 31:

                                                   2013                      2012
                                         ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                    CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                    -------------- ---------- -------------- ----------
Investment in unconsolidated subsidiary.     $495.0        57.1%      $  560.4       47.4%
Trading securities......................      182.1        21.0          403.8       34.2
Limited partnerships....................       95.9        11.1          122.8       10.4
Securities lending collateral...........       58.0         6.7           48.2        4.1
Short-term investments..................       16.5         1.9            5.0        0.4
Derivatives.............................       11.6         1.3           27.5        2.3
Real estate owned.......................        4.8         0.6            4.8        0.4
Derivatives counterparty collateral.....        1.6         0.2            7.0        0.6
Other investments.......................        0.8         0.1            1.8        0.2
                                             ------       -----       --------      -----
   Total other invested assets..........     $866.3       100.0%      $1,181.3      100.0%
                                             ======       =====       ========      =====

(4) DERIVATIVE INSTRUMENTS

   Our business activities routinely deal with fluctuations in interest rates, equity prices, currency exchange rates and other asset and liability prices. We use derivative instruments to mitigate or reduce certain of these risks. We have established policies for managing each of these risks, including prohibitions on derivatives market-making and other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or mitigate these risks. While we use derivatives to mitigate or reduce risks, certain derivatives do not meet the accounting requirements to be designated as hedging instruments and are denoted as "derivatives not designated as hedges" in the following disclosures. For derivatives that meet the accounting requirements to be designated as hedges, the following disclosures for these derivatives are denoted as "derivatives designated as hedges," which include both cash flow and fair value hedges.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The following table sets forth our positions in derivative instruments as of December 31:

                                                  DERIVATIVE ASSETS             DERIVATIVE LIABILITIES
                                           ------------------------------- --------------------------------
                                                BALANCE        FAIR VALUE      BALANCE         FAIR VALUE
                                                 SHEET        ------------      SHEET         -------------
(AMOUNTS IN MILLIONS)                        CLASSIFICATION    2013  2012   CLASSIFICATION     2013   2012
---------------------                      --------------     -----  ----- --------------     ------ ------
DERIVATIVES DESIGNATED AS HEDGES
Fair value hedges:
                                             Other invested                       Other
   Interest rate swaps....................       assets       $ 0.5  $ 6.5     liabilities    $   -- $   --
                                                              -----  -----                    ------ ------
   Total fair value hedges................                      0.5    6.5                        --     --
                                                              -----  -----                    ------ ------
   Total derivatives designated as
     hedges...............................                      0.5    6.5                        --     --
                                                              -----  -----                    ------ ------
DERIVATIVES NOT DESIGNATED AS HEDGES
                                             Other invested                       Other
Interest rate swaps.......................       assets         0.1    2.1     liabilities        --    5.2
                                             Other invested                       Other
Credit default swaps......................       assets         0.1    0.2     liabilities        --     --
                                             Other invested                       Other
Equity index options......................       assets        10.9   18.2     liabilities        --     --
                                             Other invested                       Other
Financial futures.........................       assets          --     --     liabilities        --     --
                                             Other invested                       Other
Equity return swaps.......................       assets          --     --     liabilities       1.5    7.8
                                             Other invested                       Other
Limited guarantee.........................       assets          --    0.5     liabilities        --     --
                                                                                  Other
Reinsurance embedded derivatives.......... Other assets/(1)/   35.9   35.6     liabilities        --     --
                                                                              Policyholder
                                              Reinsurance                        account
GMWB embedded derivatives.................  recoverable/(2)/   (0.7)   8.4    balances/(3)/     82.8  307.2
                                                                              Policyholder
                                                                                 account
Fixed index annuity embedded derivatives.. Other assets/(4)/     --     --    balances/(4)/    136.8   21.7
                                                                              Policyholder
Indexed universal life insurance embedded                                        account
  derivatives............................. Other assets/(5)/     --     --    balances/(5)/      0.2     --
                                                              -----  -----                    ------ ------
   Total derivatives not designated as
     hedges...............................                     46.3   65.0                     221.3  341.9
                                                              -----  -----                    ------ ------
   Total derivatives......................                    $46.8  $71.5                    $221.3 $341.9
                                                              =====  =====                    ====== ======

--------
/(1)/Represents embedded derivatives associated with certain reinsurance agreements.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(3)/Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
/(4)/Represents the embedded derivatives associated with our fixed index annuity liabilities.
/(5)/Represents the embedded derivatives associated with our indexed universal life insurance liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The fair value of derivative positions presented above was not offset by the respective collateral amounts retained or provided under these agreements. The amounts recognized for derivative counterparty collateral retained by us was recorded in other invested assets with a corresponding amount recorded in other liabilities to represent our obligation to return the collateral retained by us.

   The activity associated with derivative instruments can generally be measured by the change in notional value over the periods presented. However, for GMWB, fixed index annuity and indexed universal life insurance embedded derivatives, the change between periods is best illustrated by the number of policies. The following tables represent activity associated with derivative instruments as of the dates indicated:

                                                                                 MATURITIES/
(NOTIONAL IN MILLIONS)                   MEASUREMENT DECEMBER 31, 2012 ADDITIONS TERMINATIONS DECEMBER 31, 2013
----------------------                   ----------- ----------------- --------- ------------ -----------------
DERIVATIVES DESIGNATED AS HEDGES
Fair value hedges:
   Interest rate swaps..................  Notional       $  293.0      $     --   $  (286.7)      $    6.3
                                                         --------      --------   ---------       --------
   Total fair value hedges..............                    293.0            --      (286.7)           6.3
                                                         --------      --------   ---------       --------
   Total derivatives designated as
     hedges.............................                    293.0            --      (286.7)           6.3
                                                         --------      --------   ---------       --------
DERIVATIVES NOT DESIGNATED AS HEDGES
Interest rate swaps.....................  Notional          708.8         251.0      (959.8)            --
Credit default swaps....................  Notional           56.1          17.0       (63.1)          10.0
Equity index options....................  Notional          698.7       1,524.0    (1,489.5)         733.2
Financial futures.......................  Notional        1,475.8       4,362.7    (4,754.3)       1,084.2
Equity return swaps.....................  Notional          186.0         137.7      (213.6)         110.1
Limited guarantee.......................  Notional          250.0            --          --          250.0
Reinsurance embedded derivative.........  Notional          333.4         448.6       (28.2)         753.8
                                                         --------      --------   ---------       --------
   Total derivatives not designated as
     hedges.............................                  3,708.8       6,741.0    (7,508.5)       2,941.3
                                                         --------      --------   ---------       --------
   Total derivatives....................                 $4,001.8      $6,741.0   $(7,795.2)      $2,947.6
                                                         ========      ========   =========       ========

                                                                                 MATURITIES/
(NUMBER OF POLICIES)                     MEASUREMENT DECEMBER 31, 2012 ADDITIONS TERMINATIONS DECEMBER 31, 2013
--------------------                     ----------- ----------------- --------- ------------ -----------------
DERIVATIVES NOT DESIGNATED AS HEDGES
GMWB embedded derivatives...............  Policies         39,198            --      (2,644)        36,554
Fixed index annuity embedded
  derivatives...........................  Policies          1,600         5,766         (52)         7,314
Indexed universal life insurance
  embedded derivatives..................  Policies             --            29          --             29

   Cash Flow Hedges

   Certain derivative instruments are designated as cash flow hedges. The changes in fair value of these instruments are recorded as a component of OCI. We designate and account for the following as cash flow hedges when they have met the effectiveness requirements: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

currency cash flow exposure of foreign currency denominated investments;
(iv) forward starting interest rate swaps to hedge against changes in interest rates associated with future fixed rate bond purchases and/or interest income; and (v) other instruments to hedge the cash flows of various forecasted transactions.

   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2013:

                                                  GAIN (LOSS)     CLASSIFICATION    GAIN (LOSS)   CLASSIFICATION
                                               RECLASSIFIED INTO  OF GAIN (LOSS)   RECOGNIZED IN  OF GAIN (LOSS)
                                GAIN (LOSS)    NET INCOME (LOSS) RECLASSIFIED INTO  NET INCOME     RECOGNIZED IN
(AMOUNTS IN MILLIONS)        RECOGNIZED IN OCI     FROM OCI      NET INCOME (LOSS)  (LOSS)/(1)/  NET INCOME (LOSS)
---------------------        ----------------- ----------------- ----------------- ------------- -----------------
Interest rate swaps hedging                                       Net investment                  Net investment
  assets....................        $--              $0.1             income            $--       gains (losses)
                                    ---              ----                               ---
   Total....................        $--              $0.1                               $--
                                    ===              ====                               ===

--------
/(1)/Represents ineffective portion of cash flow hedges as there were no amounts excluded from the measurement of effectiveness.

   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2012:

                                                  GAIN (LOSS)     CLASSIFICATION    GAIN (LOSS)   CLASSIFICATION
                                               RECLASSIFIED INTO  OF GAIN (LOSS)   RECOGNIZED IN  OF GAIN (LOSS)
                                GAIN (LOSS)    NET INCOME (LOSS) RECLASSIFIED INTO  NET INCOME     RECOGNIZED IN
(AMOUNTS IN MILLIONS)        RECOGNIZED IN OCI     FROM OCI      NET INCOME (LOSS)  (LOSS)/(1)/  NET INCOME (LOSS)
---------------------        ----------------- ----------------- ----------------- ------------- -----------------
Interest rate swaps hedging                                       Net investment                  Net investment
  assets....................        $--              $0.1             income            $--       gains (losses)
                                    ---              ----                               ---
   Total....................        $--              $0.1                               $--
                                    ===              ====                               ===

--------
/(1)/Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2011:

                                                  GAIN (LOSS)     CLASSIFICATION    GAIN (LOSS)   CLASSIFICATION
                                               RECLASSIFIED INTO  OF GAIN (LOSS)   RECOGNIZED IN  OF GAIN (LOSS)
                                GAIN (LOSS)    NET INCOME (LOSS) RECLASSIFIED INTO  NET INCOME     RECOGNIZED IN
(AMOUNTS IN MILLIONS)        RECOGNIZED IN OCI     FROM OCI      NET INCOME (LOSS)  (LOSS)/(1)/  NET INCOME (LOSS)
---------------------        ----------------- ----------------- ----------------- ------------- -----------------
Interest rate swaps hedging                                       Net investment                  Net investment
  assets....................        $--              $0.2             income            $--       gains (losses)
                                    ---              ----                               ---
   Total....................        $--              $0.2                               $--
                                    ===              ====                               ===

--------
/(1)/Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholder's equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                                      2013    2012  2011
---------------------                                                                     ------  -----  -----
Derivatives qualifying as effective accounting hedges as of January 1.................... $ 47.2  $51.8  $16.8
Current period increases (decreases) in fair value, net of deferred taxes of $14.9, $2.4 and $(19.1)............................................................................  (27.4)  (4.4)  34.8
Reclassification to net (income) loss, net of deferred taxes of $0.1, $-- and $(0.1).....   (0.3)  (0.2)   0.2
                                                                                          ------  -----  -----
Derivatives qualifying as effective accounting hedges as of December 31.................. $ 19.5  $47.2  $51.8
                                                                                          ======  =====  =====

   Derivatives qualifying as effective accounting hedges contained $19.6 million, $47.2 million and $51.7 million, net of taxes, for the years ended December 31, 2013, 2012 and 2011, respectively, from our investment in GLICNY. The $19.6 million, net of taxes, recorded in stockholder's equity as of December 31, 2013 is expected to be reclassified to future net income (loss) through our equity in net income (loss) of unconsolidated subsidiary and we do not expect any amounts to be reclassified to future net income (loss), concurrently with and primarily offsetting changes in interest expense and interest income on floating rate instruments, in the next 12 months. No amounts were reclassified to net income (loss) during the years ended December 31, 2013, 2012 and 2011 in connection with forecasted transactions that were no longer considered probable of occurring.

   Fair Value Hedges

   Certain derivative instruments are designated as fair value hedges. The changes in fair value of these instruments are recorded in net income (loss). In addition, changes in the fair value attributable to the hedged portion of the underlying instrument are reported in net income (loss). We designate and account for the following as fair value hedges when they have met the effectiveness requirements: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (iii) other instruments to hedge various fair value exposures of investments.

   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2013:

                                            DERIVATIVE INSTRUMENT                                 HEDGED ITEM
          -            ---------------------------------------------------------------  -------------------------------
                        GAIN (LOSS)   CLASSIFICATION                   CLASSIFICATION    GAIN (LOSS)   CLASSIFICATION
                       RECOGNIZED IN OF GAIN (LOSSES)   OTHER IMPACTS     OF OTHER      RECOGNIZED IN OF GAIN (LOSSES)
                        NET INCOME    RECOGNIZED IN        TO NET        IMPACTS TO      NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)     (LOSS)     NET INCOME (LOSS)  INCOME (LOSS) NET INCOME (LOSS)    (LOSS)     NET INCOME (LOSS)
---------------------  ------------- -----------------  ------------- ----------------- ------------- -----------------
Interest rate swaps                   Net investment                   Net investment                  Net investment
  hedging assets......     $  --      gains (losses)        $(0.1)         income           $ --       gains (losses)
Interest rate swaps                   Net investment                                                   Net investment
  hedging liabilities.      (5.8)     gains (losses)          6.5     Interest credited      5.9       gains (losses)
                           -----                            -----                           ----
   Total..............     $(5.8)                           $ 6.4                           $5.9
                           =====                            =====                           ====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2012:

                                             DERIVATIVE INSTRUMENT                                   HEDGED ITEM
                       -----------------------------------------------------------------   -------------------------------
                        GAIN (LOSS)   CLASSIFICATION                                        GAIN (LOSS)   CLASSIFICATION
                       RECOGNIZED IN OF GAIN (LOSSES)   OTHER IMPACTS   CLASSIFICATION     RECOGNIZED IN OF GAIN (LOSSES)
                        NET INCOME    RECOGNIZED IN        TO NET     OF OTHER IMPACTS TO   NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)     (LOSS)     NET INCOME (LOSS)  INCOME (LOSS) NET INCOME (LOSS)       (LOSS)     NET INCOME (LOSS)
---------------------  ------------- -----------------  ------------- -------------------  ------------- -----------------
Interest rate swaps                   Net investment                   Net investment                     Net investment
  hedging assets......    $  0.5      gains (losses)        $(2.2)         income              $(0.5)     gains (losses)
Interest rate swaps                   Net investment                                                      Net investment
  hedging liabilities.     (17.4)     gains (losses)         20.8     Interest credited         17.0      gains (losses)
                          ------                            -----                              -----
   Total..............    $(16.9)                           $18.6                              $16.5
                          ======                            =====                              =====

   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2011:

                                            DERIVATIVE INSTRUMENT                                  HEDGED ITEM
                       ----------------------------------------------------------------  -------------------------------
                        GAIN (LOSS)   CLASSIFICATION                   CLASSIFICATION     GAIN (LOSS)   CLASSIFICATION
                       RECOGNIZED IN OF GAIN (LOSSES)   OTHER IMPACTS     OF OTHER       RECOGNIZED IN OF GAIN (LOSSES)
                        NET INCOME    RECOGNIZED IN        TO NET        IMPACTS TO       NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)     (LOSS)     NET INCOME (LOSS)  INCOME (LOSS) NET INCOME (LOSS)     (LOSS)     NET INCOME (LOSS)
---------------------  ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                   Net investment                   Net investment                   Net investment
  hedging assets......    $  1.5      gains (losses)        $(4.8)         income            $(1.4)     gains (losses)
Interest rate swaps                   Net investment                                                    Net investment
  hedging liabilities.     (39.2)     gains (losses)         45.7     Interest credited       39.1      gains (losses)
                          ------                            -----                            -----
   Total..............    $(37.7)                           $40.9                            $37.7
                          ======                            =====                            =====

   The difference between the gain (loss) recognized for the derivative instrument and the hedged item presented above represents the net ineffectiveness of the fair value hedging relationships. The other impacts presented above represent the net income (loss) effects of the derivative instruments that are presented in the same location as the income (loss) activity from the hedged item. There were no amounts excluded from the measurement of effectiveness.

   Derivatives Not Designated As Hedges

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and reproduce characteristics of investments with similar terms and credit risk; (iii) equity index options, equity return swaps, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits; (iv) interest rate swaps where the hedging relationship does not qualify for hedge accounting; and (v) credit default swaps to mitigate loss exposure to certain credit risk. Additionally, we provide GMWBs on certain variable annuities and offer fixed index annuity products that are required to be bifurcated as embedded derivatives.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The following table provides the pre-tax gain (loss) recognized in net income (loss) for the effects of derivatives not designated as hedges for the years ended December 31:

                                                                     CLASSIFICATION OF GAIN (LOSS) RECOGNIZED
(AMOUNTS IN MILLIONS)                       2013     2012     2011            IN NET INCOME (LOSS)
---------------------                     -------  -------  -------  ----------------------------------------
Interest rate swaps...................... $ (16.0) $  14.6  $   3.3       Net investment gains (losses)
Credit default swaps.....................     0.1      0.6      0.2       Net investment gains (losses)
Equity index options.....................   (36.6)   (42.4)     0.8       Net investment gains (losses)
Financial futures........................  (196.7)  (111.1)   150.3       Net investment gains (losses)
Equity return swaps......................   (33.4)   (34.4)     2.1       Net investment gains (losses)
Limited guarantee........................    (0.5)    (5.4)   (17.2)      Net investment gains (losses)
Reinsurance embedded derivative..........    25.7    (17.8)   (10.5)      Net investment gains (losses)
GMWB embedded derivatives................   246.2    150.5   (277.1)      Net investment gains (losses)
Fixed index annuity embedded derivatives.   (16.4)    (0.1)      --       Net investment gains (losses)
                                          -------  -------  -------
   Total derivatives not designated as
     hedges.............................. $ (27.6) $ (45.5) $(148.1)
                                          =======  =======  =======

   Derivative Counterparty Credit Risk

   Most of our derivative arrangements with counterparties require the posting of collateral upon meeting certain net exposure thresholds.

   The following tables present additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of December 31:

                                                                       2013
                             -------------------------------------------------------------------------------------------
                                                                       GROSS AMOUNTS NOT OFFSET
                                                                        IN THE BALANCE SHEET
                                                                       -----------------------
                               GROSS    GROSS AMOUNTS   NET AMOUNTS                 COLLATERAL
                              AMOUNTS   OFFSET IN THE PRESENTED IN THE  FINANCIAL    PLEDGED/         OVER         NET
(AMOUNTS IN MILLIONS)        RECOGNIZED BALANCE SHEET  BALANCE SHEET   INSTRUMENTS   RECEIVED   COLLATERALIZATION AMOUNT
---------------------        ---------- ------------- ---------------- -----------  ----------  ----------------- ------
Derivative assets/(1)/......   $11.7         $--           $11.7          $(1.5)      $(1.6)          $0.2         $8.8
Derivative liabilities/(2)/.     1.5          --             1.5           (1.5)         --             --           --
                               -----         ---           -----          -----       -----           ----         ----
   Net derivatives..........   $10.2         $--           $10.2          $  --       $(1.6)          $0.2         $8.8
                               =====         ===           =====          =====       =====           ====         ====

--------
/(1)/Included $0.1 million of accruals on derivatives classified as other assets and does not include amounts related to embedded derivatives. /(2)/Did not include any amounts related to accruals on derivatives classified as other liabilities and does not include amounts related to embedded derivatives.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


                                                                       2012
                             -------------------------------------------------------------------------------------------
                                                                       GROSS AMOUNTS NOT OFFSET
                                                                        IN THE BALANCE SHEET
                                                                       -----------------------
                               GROSS    GROSS AMOUNTS   NET AMOUNTS                 COLLATERAL
                              AMOUNTS   OFFSET IN THE PRESENTED IN THE  FINANCIAL    PLEDGED/         OVER         NET
(AMOUNTS IN MILLIONS)        RECOGNIZED BALANCE SHEET  BALANCE SHEET   INSTRUMENTS   RECEIVED   COLLATERALIZATION AMOUNT
---------------------        ---------- ------------- ---------------- -----------  ----------  ----------------- ------
Derivative assets/(1)/......   $31.6         $--           $31.6         $(11.2)      $(7.0)          $  --       $13.4
Derivative liabilities/(2)/.    12.5          --            12.5          (11.2)       (1.9)            0.9         0.3
                               -----         ---           -----         ------       -----           -----       -----
   Net derivatives..........   $19.1         $--           $19.1         $   --       $(5.1)          $(0.9)      $13.1
                               =====         ===           =====         ======       =====           =====       =====

--------
/(1)/Included $4.6 million of accruals on derivatives classified as other assets and does not include amounts related to embedded derivatives. /(2)/Included $0.5 million of accruals on derivatives classified as other liabilities and does not include amounts related to embedded derivatives.

   Almost all of our master swap agreements contain credit downgrade provisions that allow either party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2013 and 2012, we could have been allowed to claim or required to disburse up to the net amounts shown in the last column of the charts above. The charts above exclude embedded derivatives as those derivatives are not subject to master netting arrangements.

   Credit Derivatives

   We sell protection under single name credit default swaps in combination with purchasing securities to replicate characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps. In the event of default for credit default swaps, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction.

   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of December 31:

                                                          2013                        2012
                                               --------------------------- ---------------------------
                                               NOTIONAL                    NOTIONAL
(AMOUNTS IN MILLIONS)                           VALUE   ASSETS LIABILITIES  VALUE   ASSETS LIABILITIES
---------------------                          -------- ------ ----------- -------- ------ -----------
Investment grade
   Matures in less than one year..............  $  --    $ --      $--      $46.1    $0.1      $--
   Matures after one year through five years..   10.0     0.1       --         --      --       --
   Matures after five years through ten years.     --      --       --       10.0     0.1       --
                                                -----    ----      ---      -----    ----      ---
   Total credit default swaps on single name
     reference entities.......................  $10.0    $0.1      $--      $56.1    $0.2      $--
                                                =====    ====      ===      =====    ====      ===

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


(5) DEFERRED ACQUISITION COSTS

   The following table presents the activity impacting DAC as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                2013      2012      2011
---------------------                                              --------  --------  --------
Unamortized balance as of January 1............................... $2,767.9  $2,713.3  $2,518.7
   Costs deferred.................................................    180.6     347.9     295.7
   Amortization, net of interest accretion........................   (133.4)   (293.3)   (113.7)
   Reinsurance transactions/(1)/..................................      3.2        --      12.6
                                                                   --------  --------  --------
Unamortized balance as of December 31.............................  2,818.3   2,767.9   2,713.3
   Accumulated effect of net unrealized investment (gains) losses.    (65.5)   (143.4)   (109.2)
                                                                   --------  --------  --------
Balance as of December 31......................................... $2,752.8  $2,624.5  $2,604.1
                                                                   ========  ========  ========

--------
/(1)/See note 7 for a discussion of reinsurance transactions.

   We regularly review DAC to determine if it is recoverable from future income. As of December 31, 2013, we believe all of our businesses have sufficient future income and therefore the related DAC is recoverable. As part of a life block transaction in 2012, we wrote off $141.8 million of DAC associated with certain term life insurance policies under a new reinsurance treaty. The write-off was included in amortization, net of interest accretion. As of December 31, 2012, we believe all of our other businesses have sufficient future income and therefore the related DAC was recoverable.

   We recorded $39.4 million of additional DAC amortization to reflect loss recognition on certain term life insurance policies under a reinsurance treaty as part of a life block transaction in 2012.

(6) INTANGIBLE ASSETS AND GOODWILL

   The following table presents our intangible assets as of December 31:

                                                       2013                  2012
                                               --------------------  --------------------
                                                GROSS                 GROSS
                                               CARRYING ACCUMULATED  CARRYING ACCUMULATED
(AMOUNTS IN MILLIONS)                           AMOUNT  AMORTIZATION  AMOUNT  AMORTIZATION
---------------------                          -------- ------------ -------- ------------
PVFP..........................................  $621.9    $(469.5)    $547.5    $(434.4)
Capitalized software..........................   204.0     (164.6)     194.2     (147.0)
Deferred sales inducements to contractholders.    52.6      (27.1)      47.3      (24.8)
Other.........................................     2.5       (2.5)       2.5       (2.5)
                                                ------    -------     ------    -------
   Total......................................  $881.0    $(663.7)    $791.5    $(608.7)
                                                ======    =======     ======    =======

   Amortization expense related to PVFP, capitalized software and other intangible assets for the years ended December 31, 2013, 2012 and 2011 was $52.7 million, $42.3 million and $70.1 million, respectively. Amortization expense related to deferred sales inducements of $2.3 million, $3.2 million and $4.7 million, respectively, for the years ended December 31, 2013, 2012 and 2011 was included in benefits and other changes in policy reserves.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   Present Value of Future Profits

   The following table presents the activity in PVFP as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                               2013     2012     2011
---------------------                                              ------  -------  -------
Unamortized balance as of January 1............................... $256.7  $ 282.7  $ 337.8
   Amortization...................................................  (48.6)   (41.2)   (72.6)
   Interest accreted at 5.64%, 5.64% and 5.64%....................   13.5     15.2     17.5
                                                                   ------  -------  -------
Unamortized balance as of December 31.............................  221.6    256.7    282.7
   Accumulated effect of net unrealized investment (gains) losses.  (69.2)  (143.6)  (119.7)
                                                                   ------  -------  -------
Balance as of December 31......................................... $152.4  $ 113.1  $ 163.0
                                                                   ======  =======  =======

   The percentage of the December 31, 2013 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

                      2014..........................  7.1%
                      2015..........................  8.2%
                      2016.......................... 10.2%
                      2017..........................  9.5%
                      2018..........................  8.1%

   Amortization expense for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of business. Similarly, future amortization expense for other intangibles will depend on future acquisitions, dispositions and other business transactions.

   Goodwill and Impairment Losses

   Our goodwill balance was $303.9 million as of December 31, 2013 and 2012.

   During 2012, as part of our annual goodwill impairment analysis, we determined the fair value of our life insurance reporting unit was below its carrying value as a result of the recent decline in interest rates that caused a significant increase in the fair value of our available-for-sale securities. Accordingly, we performed step two of the impairment analysis and determined the amount of implied goodwill. The amount of implied goodwill is primarily based upon the value associated with our new business projections. The significant assumptions in determining the value of new business include the number of years of production, policyholder behavior, sales and product mix, sales levels, and affiliate reinsurance and sales production assumptions. The amount of implied goodwill was less than the amount of goodwill and resulted in a goodwill impairment of $147.0 million during 2012. Adverse changes in the significant assumptions used in determining the value of new business could result in future impairments of goodwill.

   There were no goodwill impairment charges recorded in 2013 or 2011.

   Continued deteriorating or adverse market conditions for certain businesses may have a significant impact on the fair value of our reporting units and could result in future impairments of goodwill.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


(7) REINSURANCE

   We reinsure a portion of our policy risks to other insurance companies, including affiliates, in order to reduce our ultimate losses, diversify our exposures and provide capital flexibility. We also assume certain policy risks written by other insurance companies and affiliates. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. We did not have any significant concentrations of reinsurance with reinsurers other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), a third-party reinsurer, and our affiliate Brookfield Life and Annuity Insurance Company Ltd ("BLAIC").

   As of December 31, 2013, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy was $5.0 million.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement Answer Variable Annuity product for contracts in-force prior to January 1, 2004. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. As of December 31, 2013 and 2012, we had $2,378.0 million and $2,304.4 million, respectively, in retained assets that were attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Service charges and expense allowance amounts are determined annually based upon policy charges subject to annual adjustments. Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. As of December 31, 2013 and 2012, we had a reinsurance recoverable of $6,490.2 million and $6,669.1 million, respectively, associated with UFLIC.

   To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation, an indirect subsidiary of General Electric ("GE"), agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the NAIC.

   We have term and universal life insurance policies ceded to BLAIC. As of December 31, 2013 and 2012, total life insurance in-force ceded to BLAIC was $51,300.7 million and $53,972.2 million, respectively. To secure the payment of BLAIC's obligations to us under these reinsurance agreements, trust accounts have been established and Genworth Holdings, Inc. provided a limited guarantee of up to $180.0 million to maintain an

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

amount at least equal to the statutory reserves. The fair value of the trust accounts was $272.2 million and $269.2 million as of December 31, 2013 and 2012, respectively. The fair value of the limited guarantee was $108.2 million and $99.7 million as of December 31, 2013 and 2012, respectively.

   We have term and universal life insurance policies and single premium deferred annuities assumed from GLIC. In 2013, we assumed an in-force block of single premium deferred annuities from GLIC and paid a ceding commission of $3.2 million associated with this reinsurance treaty. In 2011, we assumed an additional in-force block of universal life insurance policies from GLIC, which resulted in the addition of $35.5 million of DAC. As of December 31, 2013 and 2012, we had reserves of $1,249.1 million and $1,063.9 million, respectively, associated with these policies. We also have term and universal life insurance policies ceded to GLIC. As of December 31, 2013 and 2012, we had a reinsurance recoverable of $355.8 million and $361.9 million, respectively, associated with the reinsurance agreement with GLIC.

   On January 24, 2012, we ceded term life insurance policies as part of a life block transaction to a third-party reinsurer that were previously reinsured to River Lake III, our wholly-owned subsidiary. In connection with the reinsurance transaction, River Lake III repaid all $750.0 million of its outstanding non-recourse funding obligations of which $573.9 million was paid to GLIC. The reinsurance transaction resulted in an after-tax loss of $93.1 million in 2012. A reinsurance recoverable of $238.2 million and $228.1 million was recorded associated with the third-party reinsurance agreement as of December 31, 2013 and 2012, respectively.

   In 2011, Genworth completed the sale of its Medicare supplement insurance business. The transaction included the reinsurance of our Medicare supplement insurance which reduced DAC by $22.9 million. We received a net ceding commission of $12.1 million and recorded a gain of $8.8 million. A reinsurance recoverable of $15.3 million and $17.0 million was recorded as of December 31, 2013 and 2012, respectively, related to the reinsurance transaction.

   Under the terms of certain reinsurance agreements that we have with external parties, we pledged assets in either separate portfolios or in trust for the benefit of external reinsurers. These assets support the reserves ceded to those external reinsurers. We had pledged fixed maturity securities and commercial mortgage loans of $612.9 million and $36.7 million, respectively, as of December 31, 2013 and $941.6 million and $43.9 million, respectively, as of December 31, 2012 in connection with these reinsurance agreements. However, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level.

   The following table sets forth net life insurance in-force as of December 31:

 (AMOUNTS IN MILLIONS)                      2013         2012         2011
 ---------------------                  -----------  -----------  -----------
 Direct life insurance in-force........ $ 544,856.8  $ 563,561.9  $ 563,508.8
 Amounts assumed from other companies..   138,813.8    140,612.6    129,722.9
 Amounts ceded to other companies/(1)/.  (383,656.8)  (375,720.3)  (285,945.5)
                                        -----------  -----------  -----------
 Net life insurance in-force........... $ 300,013.8  $ 328,454.2  $ 407,286.2
                                        ===========  ===========  ===========
 Percentage of amount assumed to net...        46.3%        42.8%        31.9%
                                        ===========  ===========  ===========

--------
/(1)/Includes amounts accounted for under the deposit method.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                               WRITTEN                     EARNED
                                     --------------------------  --------------------------
(AMOUNTS IN MILLIONS)                  2013     2012     2011      2013     2012     2011
---------------------                -------  -------  --------  -------  -------  --------
Direct.............................. $ 919.9  $ 971.8  $1,005.7  $ 921.1  $ 973.1  $1,009.0
Assumed.............................   148.6    148.5     156.1    148.6    148.5     156.1
Ceded...............................  (466.0)  (647.7)   (324.8)  (467.0)  (648.8)   (327.3)
                                     -------  -------  --------  -------  -------  --------
Net premiums........................ $ 602.5  $ 472.6  $  837.0  $ 602.7  $ 472.8  $  837.8
                                     =======  =======  ========  =======  =======  ========
Percentage of amount assumed to net.                                24.7%    31.4%     18.6%
                                                                 =======  =======  ========

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $1,074.9 million, $1,419.0 million and $1,045.8 million during 2013, 2012 and 2011, respectively.

(8) INSURANCE RESERVES

   Future Policy Benefits

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                   MORTALITY/
                                                   MORBIDITY    INTEREST RATE
(AMOUNTS IN MILLIONS)                              ASSUMPTION    ASSUMPTION     2013     2012
---------------------                              ----------   ------------- -------- --------
Structured settlements with life contingencies....        /(1)/  1.5% - 8.0%  $5,102.5 $5,193.9
Traditional life insurance contracts..............        /(2)/  3.0% - 7.5%   2,668.8  2,694.6
Annuity contracts with life contingencies.........        /(1)/  1.5% - 8.0%   1,613.8  1,851.7
Accident and health insurance contracts...........        /(3)/  4.5% - 7.0%      70.0     73.3
Supplementary contracts with life contingencies...        /(1)/  1.5% - 8.0%      49.6     47.1
                                                                              -------- --------
   Total future policy benefits...................                            $9,504.7 $9,860.6
                                                                              ======== ========

--------
/(1)/Assumptions for limited-payment contracts come from either the U.S.
     Population Table, 1983 Group Annuitant Mortality Table, 1983 Individual Annuitant Mortality Table or Annuity Mortality Table.
/(2)/Principally modifications of the Society of Actuaries 1965-70 or 1975-80
     Select and Ultimate Tables, 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Tables, 1980 Commissioner's Extended Term Table and (IA) Standard Table 1996 (modified).
/(3)/The 1958 and 1980 Commissioner's Standard Ordinary Tables, or 2000 U.S.
     Annuity Table.

   Assumptions as to persistency are based on company experience.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   Policyholder Account Balances

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

    (AMOUNTS IN MILLIONS)                                 2013      2012
    ---------------------                               --------- ---------
    Annuity contracts.................................. $ 2,959.6 $ 2,512.1
    Structured settlements without life contingencies..   1,067.7   1,140.5
    FABNs, funding agreements and GICs.................      85.9     703.4
    Supplementary contracts without life contingencies.     432.3     399.6
    Variable universal life insurance contracts........      18.2      19.5
                                                        --------- ---------
       Total investment contracts......................   4,563.7   4,775.1
    Universal life insurance contracts.................   5,878.0   5,701.9
                                                        --------- ---------
       Total policyholder account balances............. $10,441.7 $10,477.0
                                                        ========= =========

   We are a member of the Federal Home Loan Bank of Atlanta (the "FHLB") and held $20.0 million and $35.1 million of common stock related to our membership as of December 31, 2013 and 2012, respectively, which was included in equity securities. We have letters of credit with the FHLB which have not been drawn upon. The FHLB has been granted a lien on certain of our invested assets to collateralize our obligations; however, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Due to scheduled maturities in December 2013, we did not have any outstanding funding agreements issued to the FHLB as of December 31, 2013. The amount of funding agreements issued to the FHLB was $202.9 million as of December 31, 2012, which was included in policyholder account balances. We had letters of credit related to the FHLB of $582.8 and $482.5 million as of December 31, 2013 and 2012, respectively, for the benefit of certain of our wholly-owned subsidiaries that have issued non-recourse funding obligations to collateralize the obligation to make future payments on their behalf under certain tax sharing agreements. These funding agreements and letters of credit were collateralized by fixed maturity securities with a fair value of $619.2 million and $752.8 million as of December 31, 2013 and 2012, respectively.

   Certain Nontraditional Long-Duration Contracts

   The following table sets forth information about our variable annuity products with death and living benefit guarantees as of December 31:

(DOLLAR AMOUNTS IN MILLIONS)                                                  2013     2012
----------------------------                                                -------- --------
Account values with death benefit guarantees (net of reinsurance):
   Standard death benefits (return of net deposits) account value.......... $2,896.8 $2,801.0
   Net amount at risk...................................................... $    5.7 $   15.8
   Average attained age of contractholders.................................       72       71
   Enhanced death benefits (step-up, roll-up, payment protection) account value................................................................. $3,372.9 $3,410.1
   Net amount at risk...................................................... $  112.4 $  208.6
   Average attained age of contractholders.................................       72       71
Account values with living benefit guarantees:
   GMWBs................................................................... $3,525.4 $3,498.6
   Guaranteed annuitization benefits....................................... $1,463.1 $1,423.7

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   Variable annuity contracts may contain more than one death or living benefit; therefore, the amounts listed above are not mutually exclusive. Substantially all of our variable annuity contracts have some form of GMDB.

   As of December 31, 2013 and 2012, our total liability associated with variable annuity contracts with minimum guarantees was approximately $6,867.4 million and $6,928.0 million, respectively. The liability, net of reinsurance, for our variable annuity contracts with GMDB and guaranteed annuitization benefits was $38.5 million and $33.9 million as of December 31, 2013 and 2012, respectively.

   The contracts underlying the lifetime benefits such as GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, or the protected value, is greater than the account value. As of December 31, 2013 and 2012, our exposure related to GMWB and guaranteed annuitization benefit contracts that were considered "in the money" was $425.4 million and $794.1 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is through lifetime withdrawals or lifetime income payments after annuitization.

   Account balances of variable annuity contracts with death or living benefit guarantees were invested in separate account investment options as follows as of December 31:

                    (AMOUNTS IN MILLIONS)    2013     2012
                    ---------------------  -------- --------
                     Balanced funds....... $3,939.2 $3,871.9
                     Equity funds.........  1,414.6  1,294.4
                     Bond funds...........    804.4    930.9
                     Money market funds...    158.1    154.0
                     Other................      7.3      6.3
                                           -------- --------
                        Total............. $6,323.6 $6,257.5
                                           ======== ========

(9) LIABILITY FOR POLICY AND CONTRACT CLAIMS

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

       (AMOUNTS IN MILLIONS)                     2013     2012     2011
       ---------------------                   -------  -------  -------
       Beginning as of January 1.............. $ 233.1  $ 312.7  $ 310.3
       Less reinsurance recoverables..........  (109.8)  (125.0)  (126.5)
                                               -------  -------  -------
          Net balance as of January 1.........   123.3    187.7    183.8
                                               -------  -------  -------
       Incurred related to insured events of:
          Current year........................   714.4    728.6    729.2
          Prior years.........................    13.9     24.1     11.4
                                               -------  -------  -------
              Total incurred..................   728.3    752.7    740.6
                                               -------  -------  -------
       Paid related to insured events of:
          Current year........................  (657.1)  (685.9)  (621.6)
          Prior years.........................   (72.6)  (131.2)  (115.1)
                                               -------  -------  -------
              Total paid......................  (729.7)  (817.1)  (736.7)
                                               -------  -------  -------
          Net balance as of December 31.......   121.9    123.3    187.7
       Add reinsurance recoverables...........   125.7    109.8    125.0
                                               -------  -------  -------
       Balance as of December 31.............. $ 247.6  $ 233.1  $ 312.7
                                               =======  =======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   As described in note 2, we establish reserves for the ultimate cost of settling claims on reported and unreported insured events that have occurred on or before the respective reporting period. These liabilities are associated primarily with our life and long-term care insurance products and represent our best estimates of the liabilities at the time based on known facts, historical trends of claim payments and other external factors, such as various trends in economic conditions, mortality, morbidity and medical costs.

   For 2013, the increase in the ending liability for policy and contract claims was primarily attributable to our life insurance products from modestly higher claim frequency and severity in 2013 compared to 2012.

   During 2013, we strengthened prior year reserves by $13.9 million as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods. Of this amount, we increased prior year claim reserves related to our life insurance products by $12.8 million from $164.7 million as of December 31, 2012 primarily due to modestly higher claim severity and as a result of refinements to our estimated claim reserves. For our other businesses, the remaining unfavorable development of $1.1 million related to refinements on both reported and unreported insured events occurring in the prior year that were not significant.

   During 2012, we strengthened prior year reserves by $24.1 million as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods. Of this amount, we increased prior year claim reserves related to our life insurance products by $17.7 million from $238.5 million as of December 31, 2011. We strengthened reserves due to an increase in claims related to policies with higher face amounts and as a result of refinements to our estimated claim reserves. For our other businesses, the remaining unfavorable development of $6.4 million related to refinements on both reported and unreported insured events occurring in the prior year that were not significant.

   During 2011, we strengthened prior year reserves by $11.4 million as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods. Of this amount, we increased prior year claim reserves related to our life insurance products by $11.2 million from $230.1 million as of December 31, 2010. We strengthened reserves due to an increase in claims related to policies with higher face amounts and as a result of refinements to our estimated claim reserves. For our other businesses, the remaining unfavorable development of $0.2 million related to refinements on both reported and unreported insured events occurring in the prior year that were not significant.

(10) NON-RECOURSE FUNDING OBLIGATIONS

   We issued non-recourse funding obligations in connection with our capital management strategy related to our term and universal life insurance products.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The following table sets forth the non-recourse funding obligations (surplus notes) of our wholly-owned, special purpose consolidated captive insurance subsidiaries as of December 31:

                (AMOUNTS IN MILLIONS)
                ---------------------
                ISSUANCE                        2013     2012
                --------                      -------- --------
                River Lake I, due 2033/(1)/.. $  600.0 $  600.0
                River Lake I, due 2033/(2)/..    461.3    489.2
                River Lake II, due 2035/(1)/.    300.0    300.0
                River Lake II, due 2035/(2)/.    550.0    550.0
                Rivermont I, due 2050/(1)/...    315.0    315.0
                                              -------- --------
                   Total..................... $2,226.3 $2,254.2
                                              ======== ========

--------
/(1)/Accrual of interest based on one-month London Interbank Offered Rate
     ("LIBOR") that resets every 28 days plus a fixed margin.
/(2)/Accrual of interest based on one-month LIBOR that resets on a specified date each month plus a contractual margin.

   The floating rate notes have been deposited into a series of trusts that have issued money market or term securities. Both principal and interest payments on the money market and term securities are guaranteed by a third-party insurance company. The holders of the money market or term securities cannot require repayment from us or any of our subsidiaries, other than the River Lake and Rivermont Insurance Companies, as applicable, the direct issuers of the notes. We have provided a limited guarantee to Rivermont I, where under adverse interest rate, mortality or lapse scenarios (or combination thereof), we may be required to provide additional funds to Rivermont I. We have agreed to indemnify the issuers and the third-party insurer for certain limited costs related to the issuance of these obligations.

   Any payment of principal, including by redemption, or interest on the notes may only be made with the prior approval of the Director of Insurance of the State of South Carolina in accordance with the terms of its licensing orders and in accordance with applicable law. The holders of the notes have no rights to accelerate payment of principal of the notes under any circumstances, including without limitation, for nonpayment or breach of any covenant. Each issuer reserves the right to repay the notes that it has issued at any time, subject to prior regulatory approval.

   During 2013 and 2012, River Lake I repaid $27.9 million and $10.8 million, respectively, of its total outstanding floating rate subordinated notes due in 2033.

   On March 26, 2012, River Lake IV repaid $6.0 million of its total outstanding $16.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments. In December 2012, River Lake IV repaid its remaining outstanding non-recourse funding obligations of $510.0 million, of which $275.6 million was paid to GLIC, an affiliate. Upon final redemption of the outstanding non-recourse funding obligations, GLIC contributed the after-tax gain recognized of $25.0 million to us as a capital contribution.

   On December 9, 2011, GLIC commenced a tender offer to purchase all of the outstanding non-recourse funding obligations issued by River Lake III. The tender offer was deemed successful on January 20, 2012. In February and March 2012, River Lake III repaid all $750.0 million of its outstanding non-recourse funding obligations, of which $573.9 million was paid to GLIC. Upon final redemption of the outstanding non-recourse funding obligations, GLIC contributed the after-tax gain recognized of $64.8 million to us as a capital contribution.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   On March 25, 2011, River Lake IV repaid $6.0 million of its total outstanding $22.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments.

   The weighted-average interest rates on the non-recourse funding obligations as of December 31, 2013 and 2012 were 1.5% and 1.6%, respectively.

(11) INCOME TAXES

   The total provision (benefit) for income taxes was as follows for the years ended December 31:

    (AMOUNTS IN MILLIONS)                           2013     2012     2011
    ---------------------                          ------  -------  -------
    Current federal income taxes.................. $(40.0) $(344.7) $(198.1)
    Deferred federal income taxes.................  102.0    287.6    202.8
                                                   ------  -------  -------
       Total federal income taxes.................   62.0    (57.1)     4.7
                                                   ------  -------  -------
    Current state income taxes....................    2.9      0.5     (0.5)
    Deferred state income taxes...................  (11.5)    (2.8)     0.4
                                                   ------  -------  -------
       Total state income taxes...................   (8.6)    (2.3)    (0.1)
                                                   ------  -------  -------
       Total provision (benefit) for income taxes. $ 53.4  $ (59.4) $   4.6
                                                   ======  =======  =======

   As of December 31, 2013 and 2012, the current federal income tax payable was $18.0 million and $29.2 million, respectively, and was included in other liabilities in the consolidated balance sheets. The current state income tax payable was $0.5 million as of December 31, 2013 and was included in other liabilities in the consolidated balance sheet. The current state income tax receivable was $2.4 million as of December 31, 2012 and was included in other assets in the consolidated balance sheet.

   In 2012, we recorded $37.0 million in additional paid-in capital as a deemed capital contribution related to the reduction of liabilities for tax contingency reserves by our indirect parent, GNA. Of this amount, $53.0 million related to a tax contingency that was the result of a net operating loss carryback disallowance, partially offset by $16.0 million of interest receivable related to tax contingencies, the benefit for which was retained by GNA. The capital contribution was offset by a $0.4 million increase in tax expense resulting in a net impact to stockholder's equity of $36.6 million. In 2013, we identified further adjustments to liabilities related to tax contingency reserves that reduced our additional paid-in capital by $4.1 million. In 2013, we also recorded $0.4 million to additional paid-in capital related to the settlement of a 2009 Revenue Agent Report. In 2011, we recorded $5.1 million in retained earnings as a deemed dividend related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA. The dividends were offset by a decrease in tax expense resulting in no net impact to total stockholder's equity in 2011.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The reconciliation of the federal statutory tax rate to the effective income tax rate was as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)                                            2013           2012            2011
---------------------                                        ------------  --------------  -------------
Pre-tax income (loss) before equity in net income (loss) of
  unconsolidated subsidiary................................. $180.2        $(236.4)        $ 58.7
                                                             ======        =======         ======
Statutory U.S. federal income tax rate...................... $ 63.1  35.0% $ (82.7)  35.0% $ 20.5   35.0%
Increase (reduction) in rate resulting from:
   State income tax, net of federal income tax effect.......   (5.6) (3.1)    (1.5)   0.7    (0.2)  (0.3)
   Tax benefits related to separation from our former
     parent.................................................     --    --    (11.4)   4.8      --     --
   Benefit on tax favored investments.......................  (17.5) (9.7)   (12.6)   5.3   (15.8) (26.8)
   Interest on uncertain tax positions......................     --    --     (1.6)   0.7      --     --
   Non-deductible goodwill..................................     --    --     51.4  (21.8)     --     --
   Valuation allowance......................................   13.4   7.4       --     --      --     --
   Other, net...............................................     --    --     (1.0)   0.4     0.1   (0.1)
                                                             ------  ----  -------  -----  ------  -----
Effective rate.............................................. $ 53.4  29.6% $ (59.4)  25.1% $  4.6    7.8%
                                                             ======  ====  =======  =====  ======  =====

   For the year ended December 31, 2013, the increase in the effective tax rate was primarily attributable to non-deductible goodwill in 2012 that did not recur, a valuation allowance in 2013 on a specific federal separate tax return net operating loss that we no longer expect to realize. These increases were partially offset by lower taxes related to pre-tax results on tax favored investment benefits, state income taxes and tax benefits related to our separation from our former parent in 2012.

   The components of the net deferred income tax liability were as follows as of December 31:

     (AMOUNTS IN MILLIONS)                                2013      2012
     ---------------------                              --------  --------
     Assets:
        Accrued expenses............................... $   34.1  $   30.9
        Net operating loss carryforwards...............    230.6     226.1
        Foreign tax credit carryforwards...............     10.7      10.2
        State income taxes.............................      5.9        --
        Other..........................................     30.3      79.1
                                                        --------  --------
            Gross deferred income tax assets...........    311.6     346.3
            Valuation allowance........................    (13.4)     (0.1)
                                                        --------  --------
            Total deferred income tax assets...........    298.2     346.2
                                                        --------  --------
     Liabilities:
        Investments....................................     33.2      33.1
        Insurance reserves.............................    573.9     491.6
        Net unrealized gains on investment securities..     59.4     208.4
        Net unrealized gains on derivatives............      0.1        --
        PVFP...........................................     82.8      90.7
        DAC............................................    744.4     741.4
        State income taxes.............................       --      10.3
        Other..........................................     22.6      42.4
                                                        --------  --------
            Total deferred income tax liabilities......  1,516.4   1,617.9
                                                        --------  --------
            Net deferred income tax liability.......... $1,218.2  $1,271.7
                                                        ========  ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The above valuation allowances of $13.4 million and $0.1 million, respectively, related to foreign tax credits and a specific federal separate tax return net operating loss deferred tax asset as of December 31, 2013 and 2012, respectively. Based on our analysis, we believe it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable us to realize the deferred tax assets for which we have not established valuation allowances.

   Net operating loss carryforwards amounted to $659.0 million as of December 31, 2013, and if unused, will expire beginning in 2021. Foreign tax credit carryforwards amounted to $10.7 million as of December 31, 2013, and, if unused will begin to expire in 2014.

   In 2012, we decreased our deferred tax liability by $8.7 million, with an offset to additional paid-in capital related to an unsupported tax balance that arose prior to Genworth's initial public offering ("IPO"). GLICNY also adjusted its additional paid-in capital related to an unsupported tax balance that arose prior to Genworth's IPO which increased our investment in GLICNY and additional paid-in capital by $4.1 million. In 2013, we identified further adjustments to our deferred tax liability that arose prior to Genworth's IPO and increased it by an additional $5.8 million, with an offset to additional paid-in capital. GLICNY also identified further adjustments to its deferred tax liability that arose prior to Genworth's IPO which decreased our investment in GLICNY and additional paid-in capital by $0.8 million.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows as of December 31:

      (AMOUNTS IN MILLIONS)                          2013   2012    2011
      ---------------------                         -----  ------  ------
      Balance as of January 1...................... $10.0  $112.5  $106.5
      Tax positions related to the current period:
         Gross additions...........................   1.2     0.3     9.0
      Tax positions related to the prior years:
         Gross additions...........................   0.7      --     4.6
         Gross reductions..........................  (2.1)  (49.0)   (7.6)
      Settlements..................................    --   (53.8)     --
                                                    -----  ------  ------
      Balance as of December 31.................... $ 9.8  $ 10.0  $112.5
                                                    =====  ======  ======

   The total amount of unrecognized tax benefits was $9.8 million as of December 31, 2013, of which $3.2 million, if recognized, would affect the effective rate on operations.

   We recognize accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the year ended
December 31, 2013 and 2011, we did not recognize any interest and penalties. During the year ended December 31, 2012, we recognized a benefit of $2.4 million in interest and penalties. We had no interest and penalties accrued as of December 31, 2013 and 2012.

   For tax years prior to 2011, we filed U.S. federal income tax returns (included in GLIC's consolidated life returns) and various state and local tax returns. For tax years beginning in 2011, we were included in the life/non-life consolidated return filed by Genworth, our ultimate parent. With possible exceptions, we are no longer subject to U.S. federal tax examinations for years through 2006. Any exposure with respect to these pre-2006 years has been sufficiently recorded in the financial statements. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. federal examinations. We were included in a consolidated return with Genworth's former parent, GE, in 2004 before Genworth's IPO. The IRS completed its

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

examination of these GE consolidated returns in 2010 and the appropriate adjustments under the Tax Matters Agreement and other tax sharing arrangements with GE were settled and finalized during the year ended December 31, 2012.

   We believe it is reasonably possible that in 2014, as a result of our open audits and appeals, up to $0.4 million of unrecognized tax benefits related to certain life insurance deductions will be recognized.

(12) SUPPLEMENTAL CASH FLOW INFORMATION

   Net cash received for taxes was $24.1 million, $405.3 million and $82.5 million for the years ended December 31, 2013, 2012 and 2011, respectively. Cash paid for interest primarily related to our non-recourse funding obligations was $88.7 million, $96.4 million and $94.7 million for the years ended December 31, 2013, 2012 and 2011, respectively.

   For a discussion of capital contributions received from our parent and capital contributions paid to our unconsolidated subsidiary, see notes 10 and 11.

   The following table details our non-cash transactions for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                   2013   2012  2011
---------------------                                                  -----  -----  ----
Supplemental schedule of non-cash investing and financing activities:
   Tax contingencies and other tax related items...................... $(1.6) $(0.4) $5.1
                                                                       -----  -----  ----
   Total non-cash transactions........................................ $(1.6) $(0.4) $5.1
                                                                       =====  =====  ====

(13) RELATED PARTY TRANSACTIONS

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly. See note 7 for additional information related to reinsurance transactions with related parties.

   Under this agreement, amounts incurred for these items aggregated $157.8 million, $157.7 million and $186.4 million for the years ended December 31, 2013, 2012 and 2011, respectively. We also charged affiliates for certain services and for the use of facilities and equipment, which aggregated $32.3 million, $43.5 million and $53.1 million for the years ended December 31, 2013, 2012 and 2011, respectively.

   We pay Genworth, our ultimate parent, for investment-related services. We paid $16.7 million, $15.3 million and $17.7 million to Genworth in 2013, 2012 and 2011, respectively, for investment-related services. We pay interest on outstanding amounts under a credit funding agreement with GNA, our indirect parent. For the years ended December 31, 2013, 2012 and 2011, we incurred no interest expense under this agreement. For the years ended December 31, 2013, 2012 and 2011, we paid interest at the cost of funds to GNA, which was 0.3% for each year. In addition, as of December 31, 2013, 2012 and 2011, there were no borrowings under this agreement. Genworth owed us $0.4 million as of December 31, 2013 and 2012, which was included in other

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

assets in the consolidated balance sheet. GNA also owed us $0.6 million as of December 31, 2012, which was also included in other assets in the consolidated balance sheet.

   Additionally, we sell investment securities to affiliates in the normal course of business. The sale of securities to affiliates are recorded at fair value with gains recorded in additional paid-in capital as a deemed capital contribution and losses recorded in retained earnings as a deemed dividend. For the years ended December 31, 2013 and 2012, we recorded $1.2 million and $7.3 million, respectively, in additional paid-in capital related to gains associated with the sale of securities to affiliates. For the year ended December 31, 2011, we recorded $9.4 million in retained earnings related to losses from the sale of securities to affiliates.

   Newco is a real estate company which owns several buildings and land in Virginia. Newco was previously a direct wholly-owned subsidiary of GNA, an affiliate. In August 2012, we purchased Newco from GNA for $27.9 million in cash. The transfer was recorded at book value with a loss $13.5 million recorded in retained earnings as a deemed dividend. At the same time, GLAIC contributed a building with an estimated book value of $4.7 million to Newco. During 2013 and 2012, Newco leased buildings to affiliates and we recognized $4.1 million and $1.5 million, respectively, in rental income related to these lease arrangements.

   For the year ended December 31, 2011, we recorded $17.6 million in additional paid-in-capital from a reinsurance gain related to the policies assumed from GLIC.

(14) FAIR VALUE OF FINANCIAL INSTRUMENTS

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value. Such items include cash and cash equivalents, investment securities, separate accounts, securities held as collateral and derivative instruments. Other financial assets and liabilities--those not carried at fair value--are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates. Given the limited availability of data related to transactions for similar instruments, we typically classify these loans as Level 3.

   Restricted commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates. Given the limited availability of data related to transactions for similar instruments, we typically classify these loans as Level 3.

   Other invested assets. Limited partnerships are valued based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the underlying instrument. Primarily represents short-term investments and limited partnerships accounted for under the cost

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

method. The fair value of short-term investments typically does not include significant unobservable inputs and approximate our amortized cost basis. As a result, short-term investments are classified as Level 2. Cost method limited partnerships typically include significant unobservable inputs as a result of being relatively illiquid with limited market activity for similar instruments and are classified as Level 3.

   Non-recourse funding obligations. We use an internal model to determine fair value using the current floating rate coupon and expected life/final maturity of the instrument discounted using the floating rate index and current market spread assumption, which is estimated based on recent transactions for these instruments or similar instruments as well as other market information or broker provided data. Given these instruments are private and very little market activity exists, our current market spread assumption is considered to have significant unobservable inputs in calculating fair value and, therefore, results in the fair value of these instruments being classified as Level 3.

   Borrowings related to securitization entity. Based on market quotes or comparable market transactions. These borrowings are not publicly traded and are classified as Level 3.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or institutional products. Given the significant unobservable inputs associated with policyholder behavior and current market rate assumptions used to discount the expected future cash flows, we classify these instruments as Level 3 except for certain funding agreement-backed notes that are traded in the marketplace as a security and are classified as Level 2.

   The following represents our estimated fair value of financial assets and liabilities that are not required to be carried at fair value as of December 31:

                                                                      2013
                     -                       ------------------------------------------------------
                                                                             FAIR VALUE
                                              NOTIONAL   CARRYING ---------------------------------
(AMOUNTS IN MILLIONS)                          AMOUNT     AMOUNT   TOTAL   LEVEL 1 LEVEL 2 LEVEL 3
---------------------                        --------    -------- -------- ------- ------- --------
Assets:
   Commercial mortgage loans................  $    /(1)/ $1,543.7 $1,604.3   $--    $  --  $1,604.3
   Other invested assets....................       /(1)/     34.1     34.2    --     16.5      17.7
Liabilities:
   Non-recourse funding obligations/(2)/....       /(1)/  2,226.3  1,594.6    --       --   1,594.6
   Investment contracts.....................       /(1)/  4,563.7  4,939.2    --     85.5   4,853.7
Other firm commitments:
   Commitments to fund limited partnerships.   14.7            --       --    --       --        --

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


                                                                              2012
                                                     ------------------------------------------------------
                                                                                     FAIR VALUE
                                                      NOTIONAL   CARRYING ---------------------------------
(AMOUNTS IN MILLIONS)                                  AMOUNT     AMOUNT   TOTAL   LEVEL 1 LEVEL 2 LEVEL 3
---------------------                                --------    -------- -------- ------- ------- --------
Assets:
   Commercial mortgage loans........................  $    /(1)/ $1,639.1 $1,763.1   $--   $   --  $1,763.1
   Restricted commercial mortgage loans/(3)/........       /(1)/     64.5     74.6    --       --      74.6
   Other invested assets............................       /(1)/     37.9     41.8    --      5.0      36.8
Liabilities:
   Non-recourse funding obligations/(2)/............       /(1)/  2,254.2  1,593.3    --       --   1,593.3
   Borrowings related to securitization entity/(3)/.       /(1)/     64.6     64.6    --       --      64.6
   Investment contracts.............................       /(1)/  4,775.1  5,348.0    --    484.2   4,863.8
Other firm commitments:
   Commitments to fund limited partnerships.........   21.3            --       --    --       --        --

--------
/(1)/These financial instruments do not have notional amounts.
/(2)/See note 10 for additional information related to borrowings. /(3)/See note 15 for additional information related to our consolidated securitization entity.

   Recurring Fair Value Measurements

   We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value. Below is a description of the valuation techniques and inputs used to determine fair value by class of instrument.

   Fixed maturity, equity and trading securities

   The valuations of fixed maturity, equity and trading securities are determined using a market approach, income approach or a combination of the market and income approach depending on the type of instrument and availability of information. For all exchange-traded equity securities, the valuations are classified as Level 1.

   We utilize certain third-party data providers when determining fair value. We consider information obtained from third-party pricing services ("pricing services") as well as third-party broker provided prices, or broker quotes, in our determination of fair value. Additionally, we utilize internal models to determine the valuation of securities using an income approach where the inputs are based on third-party provided market inputs. While we consider the valuations provided by pricing services and broker quotes to be of high quality, management determines the fair value of our investment securities after considering all relevant and available information. We also use various methods to obtain an understanding of the valuation methodologies and procedures used by third-party data providers to ensure sufficient understanding to evaluate the valuation data received, including an understanding of the assumptions and inputs utilized to determine the appropriate fair value. For pricing services, we analyze the prices provided by our primary pricing services to other readily available pricing services and perform a detailed review of the assumptions and inputs from each pricing service to determine the appropriate fair value when pricing differences exceed certain thresholds. We also evaluate changes in fair value that are greater than 10% each month to further aid in our review of the accuracy of fair value measurements and our understanding of changes in fair value, with more detailed reviews performed by the asset managers responsible for the related asset class associated with the security being reviewed.

   In general, we first obtain valuations from pricing services. If a price is not supplied by a pricing service, we will typically seek a broker quote for public or private fixed maturity securities. In certain instances, we utilize

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

price caps for broker quoted securities where the estimated market yield results in a valuation that may exceed the amount that would be received in a market transaction. For certain private fixed maturity securities where we do not obtain valuations from pricing services, we utilize an internal model to determine fair value since transactions for identical securities are not readily observable and these securities are not typically valued by pricing services. For all securities, excluding certain private fixed maturity securities, if neither a pricing service nor broker quotes valuation is available, we determine fair value using internal models.

   For pricing services, we obtain an understanding of the pricing methodologies and procedures for each type of instrument. Additionally, on a monthly basis we review a sample of securities, examining the pricing service's assumptions to determine if we agree with the service's derived price. In general, a pricing service does not provide a price for a security if sufficient information is not readily available to determine fair value or if such security is not in the specific sector or class covered by a particular pricing service. Given our understanding of the pricing methodologies and procedures of pricing services, the securities valued by pricing services are typically classified as Level 2 unless we determine the valuation process for a security or group of securities utilizes significant unobservable inputs, which would result in the valuation being classified as Level 3.

   For private fixed maturity securities, we utilize an internal model to determine fair value and utilize public bond spreads by sector, rating and maturity to develop the market rate that would be utilized for a similar public bond. We then add an additional premium, which represents an unobservable input, to the public bond spread to adjust for the liquidity and other features of our private placements. We utilize the estimated market yield to discount the expected cash flows of the security to determine fair value. In certain instances, we utilize price caps for securities where the estimated market yield results in a valuation that may exceed the amount that would be received in a market transaction. When a security does not have an external rating, we assign the security an internal rating to determine the appropriate public bond spread that should be utilized in the valuation. While we generally consider the public bond spreads by sector and maturity to be observable inputs, we evaluate the similarities of our private placement with the public bonds, any price caps utilized, liquidity premiums applied, and whether external ratings are available for our private placement to determine whether the spreads utilized would be considered observable inputs. During 2012, we began classifying private securities without an external rating and public bond spread as Level 3. In general, increases (decreases) in credit spreads will decrease (increase) the fair value for our fixed maturity securities.

   For broker quotes, we consider the valuation methodology utilized by the third party, but the valuation typically includes significant unobservable inputs. Accordingly, we classify the securities where fair value is based on our consideration of broker quotes as Level 3 measurements.

   For remaining securities priced using internal models, we maximize the use of observable inputs but typically utilize significant unobservable inputs to determine fair value. Accordingly, the valuations are typically classified as Level 3.

   Securities lending and derivative counterparty collateral

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. We determine fair value after considering prices obtained by third-party pricing services.

   Separate account assets

   The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   Derivatives

   We consider counterparty collateral arrangements and rights of set-off when evaluating our net credit risk exposure to our derivative counterparties. Accordingly, we are permitted to include consideration of these arrangements when determining whether any incremental adjustment should be made for both the counterparty's and our non-performance risk in measuring fair value for our derivative instruments. As a result of these counterparty arrangements, we determined that any adjustment for credit risk would not be material and we do not record any incremental adjustment for our non-performance risk or the non-performance risk of the derivative counterparty for our derivative assets or liabilities. We determine fair value for our derivatives using an income approach with internal models based on relevant market inputs for each derivative instrument. We also compare the fair value determined using our internal model to the valuations provided by our derivative counterparties with any significant differences or changes in valuation being evaluated further by our derivatives professionals that are familiar with the instrument and market inputs used in the valuation.

   Interest rate swaps. The valuation of interest rate swaps is determined using an income approach. The primary input into the valuation represents the forward interest rate swap curve, which is generally considered an observable input, and results in the derivative being classified as Level 2. For certain interest rate swaps, the inputs into the valuation also include the total returns of certain bonds that would primarily be considered an observable input and result in the derivative being classified as Level 2. For certain other swaps, there are features that provide an option to the counterparty to terminate the swap at specified dates. The interest rate volatility input used to value these options would be considered a significant unobservable input and results in the fair value measurement of the derivative being classified as Level 3. These options to terminate the swap by the counterparty are based on forward interest rate swap curves and volatility. As interest rate volatility increases, our valuation of the derivative changes unfavorably.

   Credit default swaps. We have single name credit default swaps. We utilize an income approach to determine fair value based on using current market information for the credit spreads of the reference entity, which is considered observable inputs based on the reference entities of our derivatives and results in these derivatives being classified as Level 2.

   Equity index options. We have equity index options associated with various equity indices. The valuation of equity index options is determined using an income approach. The primary inputs into the valuation represent forward interest rate volatility and time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3. As equity index volatility increases, our valuation of these options changes favorably.

   Financial futures. The fair value of financial futures is based on the closing exchange prices. Accordingly, these financial futures are classified as Level 1. The period end valuation is zero as a result of settling the margins on these contracts on a daily basis.

   Equity return swaps. The valuation of equity return swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and underlying equity index values, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

   Limited guarantee. The valuation of the limited guarantee is determined using an income approach. The primary inputs into the valuation represent policyholder behavior, such as lapses and mortality, and future

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

interest rates to project future results to determine the scenarios when the limited guarantee payments, if any, would be required using probability weighted scenarios. As a result of the significant unobservable inputs associated with the assumptions used to project future results, the limited guarantee is classified as Level 3.

   GMWB embedded derivatives

   We are required to bifurcate an embedded derivative for certain features associated with annuity products and related reinsurance agreements where we provide a GMWB to the policyholder and are required to record the GMWB embedded derivative at fair value. The valuation of our GMWB embedded derivative is based on an income approach that incorporates inputs such as forward interest rates, equity index volatility, equity index and fund correlation, and policyholder assumptions such as utilization, lapse and mortality. In addition to these inputs, we also consider risk and expense margins when determining the projected cash flows that would be determined by another market participant. While the risk and expense margins are considered in determining fair value, these inputs do not have a significant impact on the valuation. We determine fair value using an internal model based on the various inputs noted above. The resulting fair value measurement from the model is reviewed by the product actuarial, risk and finance professionals each reporting period with changes in fair value also being compared to changes in derivatives and other instruments used to mitigate changes in fair value from certain market risks, such as equity index volatility and interest rates.

   For GMWB liabilities, non-performance risk is integrated into the discount rate. Our discount rate used to determine fair value of our GMWB liabilities includes market credit spreads above U.S. Treasury rates to reflect an adjustment for the non-performance risk of the GMWB liabilities. As of December 31, 2013 and 2012, the impact of non-performance risk resulted in a lower fair value of our GMWB liabilities of $40.0 million and $77.8 million, respectively.

   To determine the appropriate discount rate to reflect the non-performance risk of the GMWB liabilities, we evaluate the non-performance risk in our liabilities based on a hypothetical exit market transaction as there is no exit market for these types of liabilities. A hypothetical exit market can be viewed as a hypothetical transfer of the liability to another similarly rated insurance company which would closely resemble a reinsurance transaction. Another hypothetical exit market transaction can be viewed as a hypothetical transaction from the perspective of the GMWB policyholder. In determining the appropriate discount rate to incorporate non-performance risk of the GMWB liabilities, we also considered the impacts of state guarantees embedded in the related insurance product as a form of inseparable third-party guarantee. We believe that a hypothetical exit market participant would use a similar discount rate as described above to value the liabilities.

   For equity index volatility, we determine the projected equity market volatility using both historical volatility and projected equity market volatility with more significance being placed on projected near-term volatility and recent historical data. Given the different attributes and market characteristics of GMWB liabilities compared to equity index options in the derivative market, the equity index volatility assumption for GMWB liabilities may be different from the volatility assumption for equity index options, especially for the longer dated points on the curve.

   Equity index and fund correlations are determined based on historical price observations for the fund and equity index.

   For policyholder assumptions, we use our expected lapse, mortality and utilization assumptions and update these assumptions for our actual experience, as necessary. For our lapse assumption, we adjust our base lapse assumption by policy based on a combination of the policyholder's current account value and GMWB benefit.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   We classify the GMWB valuation as Level 3 based on having significant unobservable inputs, with equity index volatility and non-performance risk being considered the more significant unobservable inputs. As equity index volatility increases, the fair value of the GMWB liabilities will increase. Any increase in non-performance risk would increase the discount rate and would decrease the fair value of the GMWB liability. Additionally, we consider lapse and utilization assumptions to be significant unobservable inputs. An increase in our lapse assumption would decrease the fair value of the GMWB liability, whereas an increase in our utilization rate would increase the fair value.

   Fixed index annuity embedded derivatives

   We offer fixed indexed annuity products where interest is credited to the policyholder's account balance based on equity index changes. This feature is required to be bifurcated as an embedded derivative and recorded at fair value. Fair value is determined using an income approach where the present value of the excess cash flows above the guaranteed cash flows is used to determine the value attributed to the equity index feature. The inputs used in determining the fair value include policyholder behavior (lapses and withdrawals), near-term equity index volatility, expected future interest credited, forward interest rates and an adjustment to the discount rate to incorporate non-performance risk and risk margins. As a result of our assumptions for policyholder behavior and expected future interest credited being considered significant unobservable inputs, we classify these instruments as Level 3. As lapses and withdrawals increase, the value of our embedded derivative liability will decrease. As expected future interest credited decreases, the value of our embedded derivative liability will decrease.

   Indexed universal life insurance embedded derivatives

   We offer indexed universal life insurance products where interest is credited to the policyholder's account balance based on equity index changes. The equity index crediting feature is required to be bifurcated as an embedded derivative and recorded at fair value. Fair value is determined using an income approach where the present value of the excess cash flows above the guaranteed cash flows is used to determine the value attributed to the equity index feature. The inputs used in determining the fair value include policyholder behavior (lapses and withdrawals), near-term equity index volatility, expected future interest credited, forward interest rates and an adjustment to the discount rate to incorporate non-performance risk and risk margins. As a result of our assumptions for policyholder behavior and expected future interest credited being considered significant unobservable inputs, we classify these instruments as Level 3. As lapses and withdrawals increase, the value of our embedded derivative liability will decrease. As expected future interest credited decreases, the value of our embedded derivative liability will decrease.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The following tables set forth our assets and liabilities by class of instrument that are measured at fair value on a recurring basis as of December 31:

                                                                                   2013
                                                                  --------------------------------------
(AMOUNTS IN MILLIONS)                                               TOTAL    LEVEL 1   LEVEL 2   LEVEL 3
---------------------                                             ---------  -------- --------- --------
Assets
   Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-
            sponsored enterprises................................ $   978.6  $     -- $   978.6 $     --
          Tax-exempt.............................................      46.0        --      46.0       --
          Government--non-U.S....................................     193.5        --     182.6     10.9
          U.S. corporate.........................................   6,200.7        --   5,469.6    731.1
          Corporate--non-U.S.....................................   2,316.6        --   1,800.7    515.9
          Residential mortgage-backed............................   1,565.4        --   1,560.5      4.9
          Commercial mortgage-backed.............................     925.6        --     923.3      2.3
          Other asset-backed.....................................   1,376.1        --     985.9    390.2
                                                                  ---------  -------- --------- --------
          Total fixed maturity securities........................  13,602.5        --  11,947.2  1,655.3
                                                                  ---------  -------- --------- --------
       Equity securities.........................................      45.4      21.6       3.1     20.7
                                                                  ---------  -------- --------- --------
       Other invested assets:
          Trading securities.....................................     182.1        --     182.1       --
          Derivative assets:
              Interest rate swaps................................       0.6        --       0.6       --
              Credit default swaps...............................       0.1        --       0.1       --
              Equity index options...............................      10.9        --        --     10.9
                                                                  ---------  -------- --------- --------
              Total derivative assets............................      11.6        --       0.7     10.9
                                                                  ---------  -------- --------- --------
          Securities lending collateral..........................      58.0        --      58.0       --
                                                                  ---------  -------- --------- --------
          Total other invested assets............................     251.7        --     240.8     10.9
                                                                  ---------  -------- --------- --------
   Other assets/(1)/.............................................      35.9        --      35.9       --
   Reinsurance recoverable/(2)/..................................      (0.7)       --        --     (0.7)
   Separate account assets.......................................   9,264.5   9,264.5        --       --
                                                                  ---------  -------- --------- --------
              Total assets....................................... $23,199.3  $9,286.1 $12,227.0 $1,686.2
                                                                  =========  ======== ========= ========
Liabilities
   Policyholder account balances:
       GMWB embedded derivatives/(3)/............................ $    82.8  $     -- $      -- $   82.8
       Fixed index annuity embedded derivatives..................     136.8        --        --    136.8
       Indexed universal life insurance embedded derivatives.....       0.2        --        --      0.2
                                                                  ---------  -------- --------- --------
       Total policyholder account balances.......................     219.8        --        --    219.8
                                                                  ---------  -------- --------- --------
   Derivative liabilities:
       Equity return swaps.......................................       1.5        --       1.5       --
                                                                  ---------  -------- --------- --------
       Total derivative liabilities..............................       1.5        --       1.5       --
                                                                  ---------  -------- --------- --------
          Total liabilities...................................... $   221.3  $     -- $     1.5 $  219.8
                                                                  =========  ======== ========= ========

--------
/(1)/Represents embedded derivatives associated with certain reinsurance agreements.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(3)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


                                                                             2012
                                                             -------------------------------------
(AMOUNTS IN MILLIONS)                                          TOTAL   LEVEL 1   LEVEL 2  LEVEL 3
---------------------                                        --------- -------- --------- --------
Assets
   Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-
            sponsored enterprises........................... $ 1,215.6 $     -- $ 1,215.6 $     --
          Tax-exempt........................................       1.7       --       1.7       --
          Government--non-U.S...............................     198.1       --     198.1       --
          U.S. corporate....................................   6,103.4       --   5,247.9    855.5
          Corporate--non-U.S................................   2,226.2       --   1,658.5    567.7
          Residential mortgage-backed.......................   1,875.7       --   1,868.4      7.3
          Commercial mortgage-backed........................     915.0       --     903.0     12.0
          Other asset-backed................................   1,090.7       --     865.6    225.1
                                                             --------- -------- --------- --------
          Total fixed maturity securities...................  13,626.4       --  11,958.8  1,667.6
                                                             --------- -------- --------- --------
       Equity securities....................................      64.1     24.5       1.0     38.6
                                                             --------- -------- --------- --------
       Other invested assets:
          Trading securities................................     403.8       --     390.4     13.4
          Derivative assets:
              Interest rate swaps...........................       8.6       --       7.0      1.6
              Credit default swaps..........................       0.2       --       0.2       --
              Equity index options..........................      18.2       --        --     18.2
              Limited guarantee.............................       0.5       --        --      0.5
                                                             --------- -------- --------- --------
              Total derivative assets.......................      27.5       --       7.2     20.3
                                                             --------- -------- --------- --------
          Securities lending collateral.....................      48.2       --      48.2       --
                                                             --------- -------- --------- --------
          Total other invested assets.......................     479.5       --     445.8     33.7
                                                             --------- -------- --------- --------
   Other assets/(1)/........................................      35.6       --      35.6       --
   Reinsurance recoverable/(2)/.............................       8.4       --        --      8.4
   Separate account assets..................................   9,060.4  9,060.4        --       --
                                                             --------- -------- --------- --------
              Total assets.................................. $23,274.4 $9,084.9 $12,441.2 $1,748.3
                                                             ========= ======== ========= ========
Liabilities
   Policyholder account balances:
       GMWB embedded derivatives/(3)/....................... $   307.2 $     -- $      -- $  307.2
       Fixed index annuity embedded derivatives.............      21.7       --        --     21.7
                                                             --------- -------- --------- --------
       Total policyholder account balances..................     328.9       --        --    328.9
                                                             --------- -------- --------- --------
   Derivative liabilities:
       Interest rate swaps..................................       5.2       --       5.2       --
       Equity return swaps..................................       7.8       --       7.8       --
                                                             --------- -------- --------- --------
       Total derivative liabilities.........................      13.0       --      13.0       --
                                                             --------- -------- --------- --------
          Total liabilities................................. $   341.9 $     -- $    13.0 $  328.9
                                                             ========= ======== ========= ========

--------
/(1)/Represents embedded derivatives associated with certain reinsurance agreements.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(3)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur. Given the types of assets classified as Level 1, which primarily represents mutual fund investments, we typically do not have any transfers between Level 1 and Level 2 measurement categories and did not have any such transfers during any period presented.

   Our assessment of whether or not there were significant unobservable inputs related to fixed maturity securities was based on our observations obtained through the course of managing our investment portfolio, including interaction with other market participants, observations related to the availability and consistency of pricing and/or rating, and understanding of general market activity such as new issuance and the level of secondary market trading for a class of securities. Additionally, we considered data obtained from third-party pricing sources to determine whether our estimated values incorporate significant unobservable inputs that would result in the valuation being classified as Level 3.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The following tables present additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:


                                             TOTAL REALIZED AND
                                              UNREALIZED GAINS
                                 BEGINNING        (LOSSES)
                                  BALANCE   -------------------
                                   AS OF    INCLUDED IN                                                   TRANSFER TRANSFER
                                 JANUARY 1, NET INCOME  INCLUDED                                            INTO    OUT OF
(AMOUNTS IN MILLIONS)               2013      (LOSS)     IN OCI  PURCHASES  SALES   ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------            ---------- ----------- -------- --------- -------  --------- ----------- -------- --------
Fixed maturity securities:
   Government--non-U.S..........  $     --    $   --     $ 0.4    $   --   $    --    $ --      $    --    $ 10.5   $   --
   U.S. corporate/(1)/..........     855.5       2.3      (1.4)     49.9     (33.7)     --       (168.9)     81.0    (53.6)
   Corporate--non-U.S...........     567.7      (0.9)     (1.8)     31.1     (19.0)     --        (76.2)     15.0       --
   Residential mortgage-
    backed......................       7.3      (4.6)      9.7        --      (5.2)     --         (2.3)       --       --
   Commercial mortgage-
    backed......................      12.0      (1.6)      1.0        --      (0.1)     --        (12.5)      5.2     (1.7)
   Other asset-backed/(1)/......     225.1      (0.1)      7.7      65.8     (18.7)     --        (13.0)    123.4       --
                                  --------    ------     -----    ------   -------    ----      -------    ------   ------
   Total fixed maturity
    securities..................   1,667.6      (4.9)     15.6     146.8     (76.7)     --       (272.9)    235.1    (55.3)
                                  --------    ------     -----    ------   -------    ----      -------    ------   ------
Equity securities...............      38.6       2.1      (0.5)       --     (19.5)     --           --        --       --
                                  --------    ------     -----    ------   -------    ----      -------    ------   ------
Other invested assets:
   Trading securities...........      13.4       3.6        --        --     (16.5)     --         (0.5)       --       --
   Derivative assets:
      Interest rate swaps.......       1.6      (0.2)       --        --      (1.4)     --           --        --       --
      Equity index options......      18.2     (34.9)       --      36.8      (9.2)     --           --        --       --
      Limited guarantee.........       0.5      (0.5)       --        --        --      --           --        --       --
                                  --------    ------     -----    ------   -------    ----      -------    ------   ------
      Total derivative
       assets...................      20.3     (35.6)       --      36.8     (10.6)     --           --        --       --
                                  --------    ------     -----    ------   -------    ----      -------    ------   ------
   Total other invested assets..      33.7     (32.0)       --      36.8     (27.1)     --         (0.5)       --       --
                                  --------    ------     -----    ------   -------    ----      -------    ------   ------
Reinsurance recoverable/(2)/....       8.4     (11.4)       --        --        --     2.3           --        --       --
                                  --------    ------     -----    ------   -------    ----      -------    ------   ------
Total Level 3 assets............  $1,748.3    $(46.2)    $15.1    $183.6   $(123.3)   $2.3      $(273.4)   $235.1   $(55.3)
                                  ========    ======     =====    ======   =======    ====      =======    ======   ======

                                              TOTAL GAINS
                                                (LOSSES)
                                              INCLUDED IN
                                    ENDING     NET INCOME
                                   BALANCE       (LOSS)
                                    AS OF     ATTRIBUTABLE
                                 DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)                2013      STILL HELD
---------------------            ------------ ------------
Fixed maturity securities:
   Government--non-U.S..........   $   10.9      $   --
   U.S. corporate/(1)/..........      731.1         0.9
   Corporate--non-U.S...........      515.9        (0.9)
   Residential mortgage-
    backed......................        4.9          --
   Commercial mortgage-
    backed......................        2.3        (1.0)
   Other asset-backed/(1)/......      390.2         1.1
                                   --------      ------
   Total fixed maturity
    securities..................    1,655.3         0.1
                                   --------      ------
Equity securities...............       20.7          --
                                   --------      ------
Other invested assets:
   Trading securities...........         --          --
   Derivative assets:
      Interest rate swaps.......         --          --
      Equity index options......       10.9       (29.9)
      Limited guarantee.........         --          --
                                   --------      ------
      Total derivative
       assets...................       10.9       (29.9)
                                   --------      ------
   Total other invested assets..       10.9       (29.9)
                                   --------      ------
Reinsurance recoverable/(2)/....       (0.7)      (11.4)
                                   --------      ------
Total Level 3 assets............   $1,686.2      $(41.2)
                                   ========      ======

--------
/(1)/The transfers into and out of Level 3 for fixed maturity securities were related to changes in the primary pricing source and changes in the observability of external information used in determining the fair value, such as external ratings or credits spreads.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011



                                             TOTAL REALIZED AND
                                              UNREALIZED GAINS
                                 BEGINNING        (LOSSES)
                                  BALANCE   --------------------
                                   AS OF    INCLUDED IN                                                  TRANSFER TRANSFER
                                 JANUARY 1, NET INCOME  INCLUDED                                           INTO    OUT OF
(AMOUNTS IN MILLIONS)               2012      (LOSS)     IN OCI  PURCHASES  SALES  ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------            ---------- ----------- -------- --------- ------  --------- ----------- -------- --------
Fixed maturity securities:
   U.S. government, agencies
    and government-sponsored
    enterprises.................  $    1.1    $   --     $  --    $   --   $   --    $ --      $    --    $   --  $  (1.1)
   U.S. corporate/(1)/..........     831.4       2.9      27.5      56.5    (19.3)     --        (48.1)    160.6   (156.0)
   Corporate--non-U.S./(1)/.....     359.5       1.8      27.2      74.7       --      --        (27.5)    132.0       --
   Residential mortgage-
    backed......................      11.3      (6.3)      8.6        --       --      --         (6.4)      0.1       --
   Commercial mortgage-
    backed......................      15.6      (1.3)      1.8        --       --      --         (0.1)       --     (4.0)
   Other asset-backed...........     118.5       0.4      13.2     136.6    (11.8)     --        (36.3)      4.5       --
                                  --------    ------     -----    ------   ------    ----      -------    ------  -------
   Total fixed maturity
    securities..................   1,337.4      (2.5)     78.3     267.8    (31.1)     --       (118.4)    297.2   (161.1)
                                  --------    ------     -----    ------   ------    ----      -------    ------  -------
Equity securities...............      39.8        --       0.3       3.8     (5.3)     --           --        --       --
                                  --------    ------     -----    ------   ------    ----      -------    ------  -------
Other invested assets:
   Trading securities...........      32.4       1.9        --        --     (2.9)     --         (3.3)       --    (14.7)
   Derivative assets:
      Interest rate swaps.......       5.3       0.7        --        --       --      --         (4.4)       --       --
      Equity index options......      22.6     (42.4)       --      48.0       --      --        (10.0)       --       --
      Limited guarantee.........       5.9      (5.4)       --        --       --      --           --        --       --
                                  --------    ------     -----    ------   ------    ----      -------    ------  -------
      Total derivative
       assets...................      33.8     (47.1)       --      48.0       --      --        (14.4)       --       --
                                  --------    ------     -----    ------   ------    ----      -------    ------  -------
   Total other invested assets..      66.2     (45.2)       --      48.0     (2.9)     --        (17.7)       --    (14.7)
                                  --------    ------     -----    ------   ------    ----      -------    ------  -------
Reinsurance recoverable/(2)/....      13.9      (7.9)       --        --       --     2.4           --        --       --
                                  --------    ------     -----    ------   ------    ----      -------    ------  -------
Total Level 3 assets............  $1,457.3    $(55.6)    $78.6    $319.6   $(39.3)   $2.4      $(136.1)   $297.2  $(175.8)
                                  ========    ======     =====    ======   ======    ====      =======    ======  =======

                                              TOTAL GAINS
                                                (LOSSES)
                                              INCLUDED IN
                                    ENDING     NET INCOME
                                   BALANCE       (LOSS)
                                    AS OF     ATTRIBUTABLE
                                 DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)                2012      STILL HELD
---------------------            ------------ ------------
Fixed maturity securities:
   U.S. government, agencies
    and government-sponsored
    enterprises.................   $     --      $   --
   U.S. corporate/(1)/..........      855.5        (0.3)
   Corporate--non-U.S./(1)/.....      567.7         0.1
   Residential mortgage-
    backed......................        7.3        (6.3)
   Commercial mortgage-
    backed......................       12.0        (1.3)
   Other asset-backed...........      225.1         0.4
                                   --------      ------
   Total fixed maturity
    securities..................    1,667.6        (7.4)
                                   --------      ------
Equity securities...............       38.6          --
                                   --------      ------
Other invested assets:
   Trading securities...........       13.4         2.2
   Derivative assets:
      Interest rate swaps.......        1.6         0.7
      Equity index options......       18.2       (39.4)
      Limited guarantee.........        0.5        (5.4)
                                   --------      ------
      Total derivative
       assets...................       20.3       (44.1)
                                   --------      ------
   Total other invested assets..       33.7       (41.9)
                                   --------      ------
Reinsurance recoverable/(2)/....        8.4        (7.9)
                                   --------      ------
Total Level 3 assets............   $1,748.3      $(57.2)
                                   ========      ======

--------
/(1)/The transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate--non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out. During 2012, we began classifying private securities without an external rating as Level 3, which resulted in a significant number of securities being transferred into Level 3.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011



                                             TOTAL REALIZED AND
                                              UNREALIZED GAINS
                                 BEGINNING        (LOSSES)
                                  BALANCE   -------------------
                                   AS OF    INCLUDED IN                                                   TRANSFER TRANSFER
                                 JANUARY 1, NET INCOME  INCLUDED                                            INTO    OUT OF
(AMOUNTS IN MILLIONS)               2011      (LOSS)     IN OCI  PURCHASES  SALES   ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------            ---------- ----------- -------- --------- -------  --------- ----------- -------- --------
Fixed maturity securities:
   U.S. government, agencies
    and government-sponsored
    enterprises.................   $  1.1     $   --     $ 0.1    $   --   $    --    $ --      $  (0.1)   $   --   $  --
   U.S. corporate/(1)/..........    306.7       (8.6)     22.5      75.3     (17.0)     --        (30.5)    489.2    (6.2)
   Corporate--non-U.S./(1)/.....    102.8      (11.0)     (7.4)     70.2     (53.0)     --        (21.4)    279.3      --
   Residential mortgage-
    backed......................     40.3       (0.7)     (3.8)       --     (14.3)     --        (10.2)       --      --
   Commercial mortgage-
    backed......................     19.9       (2.4)      1.4        --        --      --         (3.3)       --      --
   Other asset-backed...........    134.3         --       1.0       5.0      (7.5)     --        (14.3)       --      --
                                   ------     ------     -----    ------   -------    ----      -------    ------   -----
   Total fixed maturity
    securities..................    605.1      (22.7)     13.8     150.5     (91.8)     --        (79.8)    768.5    (6.2)
                                   ------     ------     -----    ------   -------    ----      -------    ------   -----
Equity securities...............     50.4        1.3       0.3        --      (9.9)     --         (2.3)       --      --
                                   ------     ------     -----    ------   -------    ----      -------    ------   -----
Other invested assets:
   Trading securities...........     40.5        0.4        --        --        --      --         (8.5)       --      --
   Derivative assets:
      Interest rate swaps.......      4.6         --        --       0.7        --      --           --        --      --
      Equity index options......     30.9        1.3        --      26.3        --      --        (35.9)       --      --
      Limited guarantee.........     23.0      (17.1)       --        --        --      --           --        --      --
                                   ------     ------     -----    ------   -------    ----      -------    ------   -----
      Total derivative
       assets...................     58.5      (15.8)       --      27.0        --      --        (35.9)       --      --
                                   ------     ------     -----    ------   -------    ----      -------    ------   -----
   Total other invested assets..     99.0      (15.4)       --      27.0        --      --        (44.4)       --      --
                                   ------     ------     -----    ------   -------    ----      -------    ------   -----
Reinsurance recoverable/(2)/....     (4.1)      15.6        --        --        --     2.4           --        --      --
                                   ------     ------     -----    ------   -------    ----      -------    ------   -----
Total Level 3 assets............   $750.4     $(21.2)    $14.1    $177.5   $(101.7)   $2.4      $(126.5)   $768.5   $(6.2)
                                   ======     ======     =====    ======   =======    ====      =======    ======   =====

                                              TOTAL GAINS
                                                (LOSSES)
                                              INCLUDED IN
                                    ENDING     NET INCOME
                                   BALANCE       (LOSS)
                                    AS OF     ATTRIBUTABLE
                                 DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)                2011      STILL HELD
---------------------            ------------ ------------
Fixed maturity securities:
   U.S. government, agencies
    and government-sponsored
    enterprises.................   $    1.1      $   --
   U.S. corporate/(1)/..........      831.4        (8.6)
   Corporate--non-U.S./(1)/.....      359.5         0.8
   Residential mortgage-
    backed......................       11.3          --
   Commercial mortgage-
    backed......................       15.6        (2.4)
   Other asset-backed...........      118.5          --
                                   --------      ------
   Total fixed maturity
    securities..................    1,337.4       (10.2)
                                   --------      ------
Equity securities...............       39.8          --
                                   --------      ------
Other invested assets:
   Trading securities...........       32.4         0.4
   Derivative assets:
      Interest rate swaps.......        5.3          --
      Equity index options......       22.6         1.3
      Limited guarantee.........        5.9       (17.1)
                                   --------      ------
      Total derivative
       assets...................       33.8       (15.8)
                                   --------      ------
   Total other invested assets..       66.2       (15.4)
                                   --------      ------
Reinsurance recoverable/(2)/....       13.9        15.6
                                   --------      ------
Total Level 3 assets............   $1,457.3      $(10.0)
                                   ========      ======

--------
/(1)/The majority of the transfers into Level 3 during 2011 related to a reclassification of certain private securities valued using internal models which previously had not been identified as having significant unobservable inputs. Prior to 2011, these securities had been misclassified as Level 2. The remaining transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate--non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The following table presents the gains and losses included in net income
(loss) from assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                                   2013    2012    2011
---------------------                                                                  ------  ------  ------
Total realized and unrealized gains (losses) included in net income (loss):
   Net investment income.............................................................. $  3.2  $  5.4  $  1.0
   Net investment gains (losses)......................................................  (49.4)  (61.0)  (22.2)
                                                                                       ------  ------  ------
       Total.......................................................................... $(46.2) $(55.6) $(21.2)
                                                                                       ======  ======  ======
Total gains (losses) included in net income (loss) attributable to assets still held:
   Net investment income.............................................................. $  2.1  $  1.1  $  1.5
   Net investment gains (losses)......................................................  (43.3)  (58.3)  (11.5)
                                                                                       ------  ------  ------
       Total.......................................................................... $(41.2) $(57.2) $(10.0)
                                                                                       ======  ======  ======

   The amount presented for unrealized gains (losses) included in net income
(loss) for available-for-sale securities represents impairments and accretion on certain fixed maturity securities.

   The following tables present additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:


                                             TOTAL REALIZED AND
                                             UNREALIZED (GAINS)
                                 BEGINNING         LOSSES
                                  BALANCE   ---------------------
                                   AS OF    INCLUDED IN                                                 TRANSFER TRANSFER
                                 JANUARY 1, NET (INCOME) INCLUDED                                         INTO    OUT OF
(AMOUNTS IN MILLIONS)               2013        LOSS      IN OCI  PURCHASES SALES ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------            ---------- ------------ -------- --------- ----- --------- ----------- -------- --------
Policyholder account balances:
   GMWB embedded
    derivatives/(1)/............   $307.2     $(257.6)     $--       $--     $--   $ 33.2      $  --      $--      $--
   Fixed index annuity
    embedded derivatives........     21.7        16.4       --        --      --     98.9       (0.2)      --       --
   Indexed universal life
    insurance embedded
    derivatives.................       --          --       --        --      --      0.2         --       --       --
                                   ------     -------      ---       ---     ---   ------      -----      ---      ---
   Total policyholder account
    balances....................    328.9      (241.2)      --        --      --    132.3       (0.2)      --       --
                                   ------     -------      ---       ---     ---   ------      -----      ---      ---
Total Level 3 liabilities.......   $328.9     $(241.2)     $--       $--     $--   $132.3      $(0.2)     $--      $--
                                   ======     =======      ===       ===     ===   ======      =====      ===      ===

                                              TOTAL (GAINS)
                                                  LOSSES
                                               INCLUDED IN
                                    ENDING     NET (INCOME)
                                   BALANCE         LOSS
                                    AS OF      ATTRIBUTABLE
                                 DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)                2013       STILL HELD
---------------------            ------------ --------------
Policyholder account balances:
   GMWB embedded
    derivatives/(1)/............    $ 82.8       $(255.7)
   Fixed index annuity
    embedded derivatives........     136.8          16.4
   Indexed universal life
    insurance embedded
    derivatives.................       0.2            --
                                    ------       -------
   Total policyholder account
    balances....................     219.8        (239.3)
                                    ------       -------
Total Level 3 liabilities.......    $219.8       $(239.3)
                                    ======       =======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011



                                             TOTAL REALIZED AND
                                             UNREALIZED (GAINS)
                                 BEGINNING         LOSSES
                                  BALANCE   ---------------------
                                   AS OF    INCLUDED IN                                                 TRANSFER TRANSFER
                                 JANUARY 1, NET (INCOME) INCLUDED                                         INTO    OUT OF
(AMOUNTS IN MILLIONS)               2012        LOSS      IN OCI  PURCHASES SALES ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------            ---------- ------------ -------- --------- ----- --------- ----------- -------- --------
Policyholder account balances:
   GMWB embedded
    derivatives/(1)/............   $433.6     $(158.4)     $--       $--     $--    $32.0       $--       $--      $--
   Fixed index annuity
    embedded derivatives........       --         0.1       --        --      --     21.6        --        --       --
                                   ------     -------      ---       ---     ---    -----       ---       ---      ---
   Total policyholder account
    balances....................    433.6      (158.3)      --        --      --     53.6        --        --       --
                                   ------     -------      ---       ---     ---    -----       ---       ---      ---
Total Level 3 liabilities.......   $433.6     $(158.3)     $--       $--     $--    $53.6       $--       $--      $--
                                   ======     =======      ===       ===     ===    =====       ===       ===      ===

                                              TOTAL (GAINS)
                                                  LOSSES
                                               INCLUDED IN
                                    ENDING     NET (INCOME)
                                   BALANCE         LOSS
                                    AS OF      ATTRIBUTABLE
                                 DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)                2012       STILL HELD
---------------------            ------------ --------------
Policyholder account balances:
   GMWB embedded
    derivatives/(1)/............    $307.2       $(155.0)
   Fixed index annuity
    embedded derivatives........      21.7           0.1
                                    ------       -------
   Total policyholder account
    balances....................     328.9        (154.9)
                                    ------       -------
Total Level 3 liabilities.......    $328.9       $(154.9)
                                    ======       =======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.


                                              TOTAL REALIZED AND
                                              UNREALIZED (GAINS)
                                  BEGINNING         LOSSES
                                   BALANCE   ---------------------
                                    AS OF    INCLUDED IN                                                 TRANSFER TRANSFER
                                  JANUARY 1, NET (INCOME) INCLUDED                                         INTO    OUT OF
(AMOUNTS IN MILLIONS)                2011        LOSS      IN OCI  PURCHASES SALES ISSUANCES SETTLEMENTS  LEVEL3  LEVEL 3
---------------------             ---------- ------------ -------- --------- ----- --------- ----------- -------- --------
Policyholder account
 balances/(1)/...................   $107.8      $292.7      $--       $--     $--    $33.1      $  --      $--      $--
Derivative liabilities:
   Equity index options..........      2.6          --       --        --      --       --       (2.6)      --       --
                                    ------      ------      ---       ---     ---    -----      -----      ---      ---
   Total derivative liabilities..      2.6          --       --        --      --       --       (2.6)      --       --
                                    ------      ------      ---       ---     ---    -----      -----      ---      ---
Total Level 3 liabilities........   $110.4      $292.7      $--       $--     $--    $33.1      $(2.6)     $--      $--
                                    ======      ======      ===       ===     ===    =====      =====      ===      ===

                                               TOTAL (GAINS)
                                                   LOSSES
                                                INCLUDED IN
                                     ENDING     NET (INCOME)
                                    BALANCE         LOSS
                                     AS OF      ATTRIBUTABLE
                                  DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)                 2011       STILL HELD
---------------------             ------------ --------------
Policyholder account
 balances/(1)/...................    $433.6        $297.2
Derivative liabilities:
   Equity index options..........        --            --
                                     ------        ------
   Total derivative liabilities..        --            --
                                     ------        ------
Total Level 3 liabilities........    $433.6        $297.2
                                     ======        ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   The following table presents the gains and losses included in net (income) loss from liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                                         2013     2012    2011
---------------------                                                                       -------  -------  ------
Total realized and unrealized (gains) losses included in net (income) loss:
   Net investment income................................................................... $    --  $    --  $   --
   Net investment (gains) losses...........................................................  (241.2)  (158.3)  292.7
                                                                                            -------  -------  ------
       Total............................................................................... $(241.2) $(158.3) $292.7
                                                                                            =======  =======  ======
Total (gains) losses included in net (income) loss attributable to liabilities still held:
   Net investment income................................................................... $    --  $    --  $   --
   Net investment (gains) losses...........................................................  (239.3)  (154.9)  297.2
                                                                                            -------  -------  ------
       Total............................................................................... $(239.3) $(154.9) $297.2
                                                                                            =======  =======  ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases, sales and settlements of fixed maturity, equity and trading securities and purchases, issuances and settlements of derivative instruments.

   Issuances and settlements presented for policyholder account balances represent the issuances and settlements of embedded derivatives associated with our GMWB liabilities where: issuances are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance and settlements are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instrument with all remaining changes in the fair value of these embedded derivative instruments being shown separately in the category labeled "included in net (income) loss" in the tables presented above.

   Certain classes of instruments classified as Level 3 are excluded below as a result of not being material or due to limitations in being able to obtain the underlying inputs used by certain third-party sources, such as broker quotes, used as an input in determining fair value. The following table presents a summary of the significant unobservable inputs used for certain fair value measurements that are based on internal models and classified as Level 3 as of December 31, 2013:

                                       VALUATION                                                RANGE
(AMOUNTS IN MILLIONS)                  TECHNIQUE     FAIR VALUE  UNOBSERVABLE INPUT      (WEIGHTED-AVERAGE)
---------------------               ---------------- ---------- ---------------------- ------------------------
Assets
   Fixed maturity securities:
       U.S. corporate.............. Internal models    $703.3      Credit spreads      60bps - 337bps (183bps)
       Corporate--non-U.S.......... Internal models     472.8      Credit spreads      89bps - 376bps (181bps)
   Derivative assets:
                                      Discounted                    Equity index
       Equity index options........   cash flows         10.9        volatility            13% - 24%(21%)
Liabilities
   Policyholder account balances:
                                                                     Withdrawal
                                                                  utilization rate            --% - 98%
                                                                     Lapse rate               --% - 15%
                                                                   Non-performance
                                                                risk (credit spreads)   50bps - 90bps (77bps)
       GMWB embedded                Stochastic cash                 Equity index
         derivatives /(1)/.........   flow model         82.8        volatility            15% - 24%(21%)
       Fixed index annuity           Option budget                 Expected future
         embedded derivatives......     method          136.8     interest credited          1% - 4%(2%)

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


(15) VARIABLE INTEREST AND SECURITIZATION ENTITIES

   VIEs are generally entities that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest. We evaluate VIEs to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and who directs the activities of the entity that most significantly impact the economic results of the VIE.

   (a) Asset Securitizations

   We have used former affiliates and third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with term securitization entities, as well as transactions with conduits that are sponsored by third parties.

   The following table summarizes the total securitized assets as of December 31:

(AMOUNTS IN MILLIONS)                                                2013   2012
---------------------                                                ----- ------
Receivables secured by:
   Other assets..................................................... $51.8 $ 55.6
                                                                     ----- ------
       Total securitized assets not required to be consolidated.....  51.8   55.6
                                                                     ----- ------
       Total securitized assets required to be consolidated.........    --   64.5
                                                                     ----- ------
       Total securitized assets..................................... $51.8 $120.1
                                                                     ===== ======

   Genworth previously provided limited recourse for a maximum of $38.7 million of credit losses related to the commercial mortgage loan entity that was required to be consolidated. As a result of a clean up call being exercised on this securitization entity during 2013, we effectively no longer have any limited recourse outstanding as of December 31, 2013.

   There has been no new asset securitization activity in 2013 or 2012.

   (b) Securitization Entity Required To Be Consolidated

   In 2012, we consolidated one securitization entity as a result of our involvement in the entity's design and having certain decision making ability regarding the assets held by the securitization entity. The securitization entity was designed to have significant limitations on the types of assets owned and the types and extent of permitted activities and decision making rights. The securitization entity that was consolidated was backed by commercial mortgage loans.

   Our economic interest in this commercial mortgage loan securitization entity represented the excess interest received on the loans compared to the interest paid on the entity's debt obligation, which was held by a third party. We owned the majority of the rights to receive the excess interest with another Genworth subsidiary owning the remaining portion. During 2013, we exercised a clean up call to repurchase the loans and repay the outstanding debt. These loans are now included in commercial mortgage loans and are no longer restricted. We

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

also acted as the servicer for the underlying mortgage loans and had the ability to direct certain activities in accordance with the agreements related to the securitization entity.

   The following table shows the assets and liabilities that were recorded for the consolidated securitization entity as of December 31, 2012:

             (AMOUNTS IN MILLIONS)
             ---------------------
             Assets
                Investments:
                    Restricted commercial mortgage loans..... $64.5
                                                              -----
                       Total investments.....................  64.5
                Cash and cash equivalents....................   0.1
                Accrued investment income....................   0.4
                                                              -----
                    Total assets............................. $65.0
                                                              =====
             Liabilities
                Other liabilities............................ $ 0.3
                Deferred tax liability.......................   2.7
                Borrowings related to securitization entity..  64.6
                                                              -----
                    Total liabilities........................ $67.6
                                                              =====

   The following table shows the activity presented in our consolidated statement of income related to the consolidated securitization entity for the years ended December 31:

             (AMOUNTS IN MILLIONS)               2013  2012  2011
             ---------------------               ---- -----  -----
             Revenues:
             Net investment income.............. $6.0 $ 7.3  $10.4
             Net investment gains (losses)......  0.1  (1.1)   0.2
             Other income.......................   --   1.5     --
                                                 ---- -----  -----
                Total revenues..................  6.1   7.7   10.6
                                                 ---- -----  -----
             Expenses:
             Interest expense...................  3.3   4.7    6.2
             Acquisition and operating expenses.  0.6   0.6    0.6
                                                 ---- -----  -----
                Total expenses..................  3.9   5.3    6.8
                                                 ---- -----  -----
             Income before income taxes.........  2.2   2.4    3.8
             Provision for income taxes.........  0.8   0.9    1.3
                                                 ---- -----  -----
             Net income......................... $1.4 $ 1.5  $ 2.5
                                                 ==== =====  =====

   The assets and other instruments held by the securitization entity were restricted and could only be used to fulfill the obligations of the securitization entity.

   (c) Borrowings Related To Consolidated Securitization Entity

   As a result of a clean up call being exercised on our consolidated securitization entity during 2013, we no longer have any outstanding borrowings related to this securitization entity. Our consolidated securitization entity

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

had a 6.0175% senior note maturing in 2023 with an aggregate principal amount and carrying value of $64.6 million as of December 31, 2012. This borrowing was required to be paid down as principal is collected on the restricted investments held by the securitization entity and accordingly the repayment of this borrowing followed the maturity or prepayment, as permitted, of the restricted investments.

(16) RESTRICTIONS ON DIVIDENDS

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia. Any dividends in excess of limits are deemed "extraordinary" and require approval. Based on statutory results as of December 31, 2013, we are able to distribute $606.6 million in dividends in 2014 without obtaining regulatory approval. Based on statutory results as of December 31, 2013, we estimate our insurance subsidiaries could pay dividends of $78.3 million to us in 2014 without obtaining regulatory approval. However, we do not expect our insurance subsidiaries to pay dividends to us in 2014 at this level as they retain capital for growth and to meet capital requirements.

   Our life insurance subsidiaries paid dividends of $177.7 million, $98.6 million and $11.8 million during 2013, 2012 and 2011, respectively (none of which were deemed "extraordinary"). The dividend in 2013 included $143.1 million in cash and $34.6 million of securities.

   In 2013 and 2012, we declared and paid cash dividends of $200.0 million and $100.0 million, respectively, to GLIC. There was no common stock dividend declared in 2011.

(17) SUPPLEMENTAL STATUTORY FINANCIAL DATA

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income
(loss) and stockholder's equity.

   Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. Our U.S. domiciled insurance subsidiaries have no material permitted accounting practices, except for River Lake VI, River Lake VII, River Lake VIII, River Lake IX (the "SPFCs") and River Lake X. The permitted practices of the SPFCs were an essential element of their design and were expressly included in their plans of operation and in the licensing orders issued by their domiciliary state regulators. Accordingly, we believe that the permitted practices will remain in effect for so long as we maintain the SPFCs. The permitted practices were as follows:

  . River Lake IX and River Lake X were granted a permitted accounting practice from the state of Vermont to carry its excess of loss reinsurance agreement with BLAIC and Hannover Life Reassurance Company Of America, respectively, as an admitted asset.

  . River Lake VII and River Lake VIII were granted a permitted accounting practice from the state of Vermont to carry their reserves on a basis similar to U.S. GAAP.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


  . River Lake VI was granted a permitted accounting practice from the state of Delaware to record a portion of the undrawn amount of its existing letter of credit and any additional letters of credit as gross paid-in and contributed surplus, thereby including such amounts in its statutory surplus. The amount of the letters of credit recorded as gross paid-in and contributed surplus is equal to the excess of statutory reserves less the economic reserves. Effective November 1, 2013, this permitted accounting practice was discontinued and River Lake VI was granted a permitted accounting practice from the State of Delaware to carry its excess of loss reinsurance agreement with The Canada Life Assurance Company as an admitted asset.

   The impact of these permitted practices on our combined U.S. domiciled life insurance subsidiaries' statutory capital and surplus was $439.5 million and $589.5 million as of December 31, 2013 and 2012, respectively. If they had not used a permitted practice, no regulatory event would have been triggered.

   The tables below include our combined statutory net income (loss) and statutory capital and surplus:

                                                                    YEARS ENDED DECEMBER 31,
                                                                   -------------------------
(AMOUNTS IN MILLIONS)                                                2013     2012     2011
---------------------                                              -------  -------  -------
GLAIC and our life insurance subsidiaries, excluding captive life reinsurance subsidiaries........................................ $ 346.1  $ 357.0  $ (86.4)
Captive life insurance subsidiaries...............................  (101.7)  (478.1)  (145.9)
                                                                   -------  -------  -------
   Combined statutory net income (loss)........................... $ 244.4  $(121.1) $(232.3)
                                                                   =======  =======  =======

                                                                          AS OF DECEMBER 31,
                                                                          -----------------
(AMOUNTS IN MILLIONS)                                                       2013      2012
---------------------                                                     --------  --------
Combined statutory capital and surplus, excluding captive life insurance subsidiaries........................................................... $2,268.0  $2,289.3

   Statutory net income (loss) from our captive life reinsurance subsidiaries relates to the reinsurance of term and universal life insurance statutory reserves assumed from GLAIC. These reserves are, in turn, funded through the issuance of surplus notes (non-recourse funding obligations) to third parties or secured by a third-party letter of credit. Accordingly, the combined statutory net income (loss) and distributable income of GLAIC and our life insurance subsidiaries are not affected by the statutory net income (loss) of the captives, except to the extent dividends are received from the captives. The combined statutory capital and surplus of GLAIC and our life insurance subsidiaries does not include the capital and surplus of our captive life reinsurance subsidiaries of $1,100.8 million and $1,203.7 million as of December 31, 2013 and 2012, respectively. Capital and surplus of our captive life reinsurance subsidiaries, excluding River Lake VI, River Lake VII, River Lake VIII, River Lake IX and River Lake X, include surplus notes (non-recourse funding obligations) as further described in note 10.

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate and equity market risk; and
(iv) business risk. The RBC formula is designated as an early warning tool for the states to identify possible undercapitalized companies for the purpose of initiating regulatory action. In the course of operations, management periodically monitors the RBC level of GLAIC and our subsidiaries. As of December 31, 2013 and 2012, GLAIC and each of our life insurance subsidiaries exceeded the minimum required RBC levels. The consolidated RBC ratio of our U.S. domiciled life insurance subsidiaries was approximately 720% and 613% of the company action level as of December 31, 2013 and 2012, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The NAIC adopted revised statutory reserving requirements for new and in-force secondary guarantee universal life business subject to Actuarial Guideline 38 (more commonly known as "AG 38") provisions, effective
December 31, 2012. These requirements reflected an agreement reached and developed by a NAIC Joint Working Group which included regulators from several states. The financial impact related to the revised statutory reserving requirements on our in-force reserves subject to the new guidance was not significant as of December 31, 2013 and 2012.

   River Lake IV also prepares financial statements in accordance with local regulatory requirements. As of December 31, 2013 and 2012, local statutory capital and surplus was $19.6 million and $101.3 million, respectively. Local statutory net income was $10.8 million and $490.5 million for the years ended December 31, 2013 and 2012, respectively. Local statutory net loss was $42.0 million for the year ended December 31, 2011. The regulatory authorities in these international jurisdictions generally establish supervisory solvency requirements. River Lake IV had surplus levels that exceeded local solvency requirements by $19.1 million and $99.7 million as of December 31, 2013 and 2012, respectively.

(18) SEGMENT INFORMATION

   We operate through two business segments: U.S. Life Insurance and Runoff. Our U.S. Life Insurance segment includes our life insurance and fixed deferred and immediate annuities for the retirement market. Our Runoff segment primarily includes variable annuities, variable life insurance, group variable annuities and institutional products. Corporate and Other activities include other corporate income and expenses not allocated to the segments.

   We use the same accounting policies and procedures to measure segment income
(loss) and assets as we use to measure our consolidated net income (loss) and assets. Segment income represents the basis on which the performance of our business is assessed by management.

   See note 1 for further discussion of our principal product lines within the aforementioned segments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2013:

                                                            U.S. LIFE            CORPORATE
(AMOUNTS IN MILLIONS)                                       INSURANCE   RUNOFF   AND OTHER CONSOLIDATED
---------------------                                       --------- ---------  --------- ------------
Premiums................................................... $   598.2 $     4.5  $     --   $   602.7
Net investment income......................................     652.0      34.7       5.1       691.8
Net investment gains (losses)..............................      33.7    (111.8)       --       (78.1)
Policy fees and other income...............................     678.4     169.0       4.0       851.4
                                                            --------- ---------  --------   ---------
   Total revenues..........................................   1,962.3      96.4       9.1     2,067.8
                                                            --------- ---------  --------   ---------
Benefits and other changes in policy reserves..............     999.7      26.6        --     1,026.3
Interest credited..........................................     292.3      10.6        --       302.9
Acquisition and operating expenses, net of deferrals.......     210.3      54.0       4.4       268.7
Amortization of deferred acquisition costs and intangibles.     164.5      21.6        --       186.1
Interest expense...........................................     100.4        --       3.2       103.6
                                                            --------- ---------  --------   ---------
   Total benefits and expenses.............................   1,767.2     112.8       7.6     1,887.6
                                                            --------- ---------  --------   ---------
Income (loss) before income taxes and equity in net
  loss of unconsolidated subsidiary........................     195.1     (16.4)      1.5       180.2
Provision (benefit) for income taxes.......................      78.2     (20.4)     (4.4)       53.4
                                                            --------- ---------  --------   ---------
Income (loss) before equity in net income of
  unconsolidated subsidiary................................     116.9       4.0       5.9       126.8
Equity in net income of unconsolidated subsidiary..........        --        --      35.6        35.6
                                                            --------- ---------  --------   ---------
Net income................................................. $   116.9 $     4.0  $   41.5   $   162.4
                                                            ========= =========  ========   =========
Total assets............................................... $25,792.1 $10,792.9  $1,158.9   $37,743.9
                                                            ========= =========  ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2012:

                                                               U.S. LIFE             CORPORATE
(AMOUNTS IN MILLIONS)                                          INSURANCE    RUNOFF   AND OTHER CONSOLIDATED
---------------------                                          ---------  ---------  --------- ------------
Premiums...................................................... $   467.5  $     5.3  $     --   $   472.8
Net investment income.........................................     649.1       35.9       8.9       693.9
Net investment gains (losses).................................     (37.0)     (33.3)    (16.6)      (86.9)
Policy fees and other income..................................     679.5      171.1       2.9       853.5
                                                               ---------  ---------  --------   ---------
   Total revenues.............................................   1,759.1      179.0      (4.8)    1,933.3
                                                               ---------  ---------  --------   ---------
Benefits and other changes in policy reserves.................     995.2       32.8        --     1,028.0
Interest credited.............................................     287.8       17.9        --       305.7
Acquisition and operating expenses, net of deferrals..........     211.9       48.6       5.8       266.3
Amortization of deferred acquisition costs and intangibles....     276.8       58.8        --       335.6
Goodwill impairment...........................................     147.0         --        --       147.0
Interest expense..............................................      90.1         --      (3.0)       87.1
                                                               ---------  ---------  --------   ---------
   Total benefits and expenses................................   2,008.8      158.1       2.8     2,169.7
                                                               ---------  ---------  --------   ---------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................    (249.7)      20.9      (7.6)     (236.4)
Provision (benefit) for income taxes..........................     (44.6)      (5.4)     (9.4)      (59.4)
                                                               ---------  ---------  --------   ---------
Income (loss) before equity in net income of unconsolidated
  subsidiary..................................................    (205.1)      26.3       1.8      (177.0)
Equity in net income of unconsolidated subsidiary.............        --         --      45.5        45.5
                                                               ---------  ---------  --------   ---------
Net income (loss)............................................. $  (205.1) $    26.3  $   47.3   $  (131.5)
                                                               =========  =========  ========   =========
Total assets.................................................. $25,824.4  $11,463.0  $1,277.9   $38,565.3
                                                               =========  =========  ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2011:

                                                               U.S. LIFE          CORPORATE
(AMOUNTS IN MILLIONS)                                          INSURANCE  RUNOFF  AND OTHER CONSOLIDATED
---------------------                                          --------- -------  --------- ------------
Premiums...................................................... $  782.2  $  55.6   $   --     $  837.8
Net investment income.........................................    680.1     35.5     10.0        725.6
Net investment gains (losses).................................    (66.9)  (113.1)    (2.0)      (182.0)
Policy fess and other income..................................    572.1    192.8       --        764.9
                                                               --------  -------   ------     --------
   Total revenues.............................................  1,967.5    170.8      8.0      2,146.3
                                                               --------  -------   ------     --------
Benefits and other changes in policy reserves.................  1,119.7     76.9       --      1,196.6
Interest credited.............................................    276.7     23.0       --        299.7
Acquisition and operating expenses, net of deferrals..........    205.2     88.4      2.2        295.8
Amortization of deferred acquisition costs and intangibles....    133.6     46.0      4.2        183.8
Interest expense..............................................    105.5       --      6.2        111.7
                                                               --------  -------   ------     --------
   Total benefits and expenses................................  1,840.7    234.3     12.6      2,087.6
                                                               --------  -------   ------     --------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................    126.8    (63.5)    (4.6)        58.7
Benefit for income taxes......................................     44.6    (38.4)    (1.6)         4.6
                                                               --------  -------   ------     --------
Income (loss) before equity in net loss of
  unconsolidated subsidiary...................................     82.2    (25.1)    (3.0)        54.1
Equity in net loss of unconsolidated subsidiary...............       --       --     (7.5)        (7.5)
                                                               --------  -------   ------     --------
Net income (loss)............................................. $   82.2  $ (25.1)  $(10.5)    $   46.6
                                                               ========  =======   ======     ========

(19) COMMITMENTS AND CONTINGENCIES

   (a) Litigation and Regulatory Matters

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, increases to in-force long-term care insurance premiums, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   In June 2013, we reached a settlement agreement with 39 state comptroller's or treasurer's offices and the third-party auditor, Verus Financial, LLC, whom they had retained to examine our unclaimed property and escheatment practices. The NAIC also established a multi-state task force conducting market conduct exams on behalf of state insurance departments. A number of our life insurance companies are subject to this exam, which is ongoing. On December 11, 2013, GLAIC, GLICNY and GLIC, agreed to a resolution of the multi-state exam and agreed to pay the departments $1.9 million payment for their examination, compliance and monitoring costs. The West Virginia treasurer's office had initiated a lawsuit with respect to unclaimed property relating to West Virginia policies, in which we are a defendant. The defendants in that case made a motion to dismiss the complaint in its entirety, which was granted in December 2013. The West Virginia Treasurer's office is appealing that decision. There have been other inquiries on this topic from state regulators. In particular, we are currently being examined by Delaware's Department of Finance, which has retained a third-party audit firm, Kelmar Associates, LLC, to examine us. We continue to cooperate with respect to these reviews, exams and investigations as appropriate.

   At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters or the likelihood of potential future legal and regulatory matters against us. In light of the inherent uncertainties involved in these matters, no amounts have been accrued. We also are not able to provide an estimate or range of possible losses related to these matters.

   (b) Commitments

   As of December 31, 2013, we were committed to fund $14.7 million in limited partnership investments.

   (c) Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which was funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $263.0 million as of December 31, 2013.

(20) INVESTMENT IN UNCONSOLIDATED SUBSIDIARY

   Our investment in GLICNY is recorded under the equity method of accounting. As of December 31, 2013 and 2012, the carrying value of our investment in GLICNY was $495.0 million and $560.4 million, respectively, and was included in other invested assets.

   The tables below provide summarized financial information for GLICNY:

                                         YEARS ENDED DECEMBER 31,
                                         -----------------------
                  (AMOUNTS IN MILLIONS)   2013    2012    2011
                  ---------------------  ------  ------  ------
                  Net investment income. $333.5  $338.5  $329.4
                  Total revenues........ $626.7  $666.3  $491.2
                  Net income (loss)..... $103.3  $131.9  $(21.6)

                                            AS OF DECEMBER 31,
                                            -------------------
                (AMOUNTS IN MILLIONS)         2013      2012
                ---------------------       --------- ---------
                Total assets............... $11,066.0 $11,285.5
                Total liabilities.......... $ 9,631.2 $ 9,661.1
                Total stockholders' equity. $ 1,434.8 $ 1,624.4

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


(21) CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   The following tables show the changes in accumulated OCI, net of taxes, by component as of and for the periods indicated:

                                           NET
                                        UNREALIZED
                                        INVESTMENT    DERIVATIVES
                                          GAINS      QUALIFYING AS
     (AMOUNTS IN MILLIONS)             (LOSSES)/(1)/  HEDGES/(2)/   TOTAL
     ---------------------             ------------  ------------- -------
     Balances as of January 1, 2013...   $ 498.6        $ 47.2     $ 545.8
        OCI before reclassifications..    (353.2)        (27.4)     (380.6)
        Amounts reclassified from OCI.       9.0          (0.3)        8.7
                                         -------        ------     -------
        Current period OCI............    (344.2)        (27.7)     (371.9)
                                         -------        ------     -------
     Balances as of December 31, 2013.   $ 154.4        $ 19.5     $ 173.9
                                         =======        ======     =======

--------
/(1)/Net of adjustments to DAC, PVFP, sales inducements and benefit reserves.
     See note 3 for additional information.
/(2)/See note 4 for additional information.

                                            NET
                                         UNREALIZED
                                         INVESTMENT    DERIVATIVES
                                           GAINS      QUALIFYING AS
      (AMOUNTS IN MILLIONS)             (LOSSES)/(1)/  HEDGES/(2)/  TOTAL
      ---------------------             ------------  ------------- ------
      Balances as of January 1, 2012...    $190.2         $51.8     $242.0
         OCI before reclassifications..     279.8          (4.4)     275.4
         Amounts reclassified from OCI.      28.6          (0.2)      28.4
                                           ------         -----     ------
         Current period OCI............     308.4          (4.6)     303.8
                                           ------         -----     ------
      Balances as of December 31, 2012.    $498.6         $47.2     $545.8
                                           ======         =====     ======

--------
/(1)/Net of adjustments to DAC, PVFP, sales inducements and benefit reserves.
     See note 3 for additional information.
/(2)/See note 4 for additional information.

                                           NET
                                        UNREALIZED
                                        INVESTMENT    DERIVATIVES
                                          GAINS      QUALIFYING AS
     (AMOUNTS IN MILLIONS)             (LOSSES)/(1)/  HEDGES/(2)/   TOTAL
     ---------------------             ------------  ------------- -------
     Balances as of January 1, 2011...   $(137.9)        $16.8     $(121.1)
        OCI before reclassifications..     285.5          34.8       320.3
        Amounts reclassified from OCI.      42.6           0.2        42.8
                                         -------         -----     -------
        Current period OCI............     328.1          35.0       363.1
                                         -------         -----     -------
     Balances as of December 31, 2011.   $ 190.2         $51.8     $ 242.0
                                         =======         =====     =======

--------
/(1)/Net of adjustments to DAC, PVFP, sales inducements and benefit reserves.
     See note 3 for additional information.
/(2)/See note 4 for additional information.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The following table shows reclassifications out of accumulated other comprehensive income (loss), net of taxes, for the periods presented:

                                           AMOUNT RECLASSIFIED FROM ACCUMULATED
                                           OTHER COMPREHENSIVE INCOME
                                           ------------------------------------
                                           YEARS ENDED DECEMBER 31,               AFFECTED LINE ITEM IN THE
                                           ------------------------------------   CONSOLIDATED STATEMENTS
(AMOUNTS IN MILLIONS)                       2013        2012         2011                OF INCOME
---------------------                        -----       ------       ------    ------------------------------
Net unrealized investment (gains) losses:
   Unrealized (gains) losses on
     investments/(1)/..................... $13.8       $ 44.1       $ 65.6      Net investment gains (losses)
   Provision for income taxes.............  (4.8)       (15.5)       (23.0)      Provision for income taxes
                                             -----       ------       ------
   Total.................................. $ 9.0       $ 28.6       $ 42.6
                                             =====       ======       ======
Derivatives qualifying as hedges:
   Interest rate swaps hedging assets..... $(0.1)      $ (0.1)      $ (0.2)         Net investment income
   Investment in unconsolidated                                                  Equity in net income (loss)
     subsidiary...........................  (0.3)        (0.1)         0.5      of unconsolidated subsidiary
   Provision for income taxes.............   0.1           --         (0.1)      Provision for income taxes
                                             -----       ------       ------
   Total.................................. $(0.3)      $ (0.2)      $  0.2
                                             =====       ======       ======

--------
/(1)/Amounts exclude adjustments to DAC, PVFP, sales inducements and benefit reserves.